                                             Nations Short-Term
                                             Municipal Income Fund

                                             Nations Intermediate
                                             Municipal Bond Fund

                                             Nations Municipal
                                             Income Fund

                                             Nations CA Intermediate
                                             Municipal Bond Fund

                                             Nations CA Municipal
                                             Bond Fund

                                             Nations FL Intermediate
                                             Municipal Bond Fund

                                             Nations FL Municipal
                                             Bond Fund

                                             Nations GA Intermediate
                                             Municipal Bond Fund

                                             Nations KS Municipal
                                             Income Fund

                                             Nations MD Intermediate
                                             Municipal Bond Fund

          MUNICIPAL BOND FUNDS               Nations NC Intermediate
          ---------------------------------  Municipal Bond Fund
          Semiannual report for the period
            ended September 30, 2002         Nations SC Intermediate
                                             Municipal Bond Fund

                                             Nations TN Intermediate
                                             Municipal Bond Fund

                                             Nations TX Intermediate
                                             Municipal Bond Fund

                                             Nations VA Intermediate
                                             Municipal Bond Fund







                                            [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2002, echoed stock investors' weariness of recurrent bear market battles. We now know this current economic slump, which many attributed to the events of September 11, 2001, was actually well underway beginning in March of 2001.

                           The three major stock market indices -- the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index and Nasdaq Composite
                           Index(1)-- posted remarkably poor returns for the period. Bonds, represented by the Lehman Aggregate Bond Index(2), however, produced slightly positive returns for the same period.

                           HISTORICAL PERSPECTIVE
                           While equity markets suffered a dismal six months, today's economy is vastly different from the Great Depression and the severe bear market of 1973 and 1974. The Depression was marked by 25% unemployment, significant price declines and a contracting money supply, while the mid-70s saw high inflation due to the oil embargo and lofty interest rates. In contrast, today unemployment, inflation and interest rates are low and the money supply is increasing. We feel these conditions may provide a stimulus for future economic growth.

                           The Federal Reserve Board (the Fed) left interest rates unchanged during the period, stating in August that they felt demand is growing at a moderate pace. Policymakers, however, alluded to the risk of a possible attack against Iraq as weighing on the economy -- a risk that has supplanted that of corporate governance and accounting irregularities that were issues facing the markets and economy earlier in the summer. These geopolitical and military risks have caused the Fed to continue to assess the risks to the economy as weakness as opposed to inflation.

                           THINK BEFORE YOU REACT
                           History has shown us that patient investors have generally been rewarded by the long-term performance of the stock markets despite the occasional severe market volatility. We believe investors with a three- to five-year investment time horizon or longer should be invested in the market, but with a diversified portfolio. We believe that a carefully selected portfolio of stocks and bonds is a sensible way to reduce some of the risk associated with investing.

                           Market declines like we have experienced recently are never easy to live through. As painful as these drops can be in the short term, they often create tremendous opportunity, setting the stage for tomorrow's gains. By reacting to frightening headlines and selling-off investments, investors may be selling at market lows, in addition to missing out on potential gains when the markets recover. We encourage you to partner with your investment professional to review your financial goals not just during volatile times, but on a more regular basis.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. The indices are unavailable for investment and do not reflect fees, broker commissions or other expenses of investing.

                           (2)The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe, in the short run, it is reasonable to think that the market will continue to be volatile. The threat of war with Iraq continues to weigh on the market. A prolonged military conflict in the Middle East extending over several months could further undermine business and consumer confidence. Domestically, bankruptcies, accounting scandals and the subsequent arrest and indictments of members of senior management of a number of well-known companies, of course, compound the market's lack of confidence. Investors need to be patient until unrealistic earnings projections have been corrected, the Iraqi situation is resolved and the economy regains its momentum.

                           QUESTIONS OR COMMENTS
                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you do not have an investment professional and would like us to put you in contact with one, just let us know. You can visit us online anytime at www.nationsfunds.com for the most current performance as well as other information about your fund.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /S/ A. MAX WALKER
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS



                           /S/ ROBERT H. GORDON
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, LLC

                           September 30, 2002

                           P.S. On November 6, 2002, the Fed lowered the federal funds rate by 50 basis points to 1.25%.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Short-Term Municipal Income Fund                      3
                                       Nations Intermediate Municipal Bond Fund                     19
                                       Nations Municipal Income Fund                                57
                                       Nations CA Intermediate Municipal Bond Fund                  73
                                       Nations CA Municipal Bond Fund                               78
                                       Nations FL Intermediate Municipal Bond Fund                  87
                                       Nations FL Municipal Bond Fund                               95
                                       Nations GA Intermediate Municipal Bond Fund                  99
                                       Nations KS Municipal Income Fund                            106
                                       Nations MD Intermediate Municipal Bond Fund                 111
                                       Nations NC Intermediate Municipal Bond Fund                 120
                                       Nations SC Intermediate Municipal Bond Fund                 128
                                       Nations TN Intermediate Municipal Bond Fund                 135
                                       Nations TX Intermediate Municipal Bond Fund                 140
                                       Nations VA Intermediate Municipal Bond Fund                 147
                                     Statements of operations                                      158
                                     Statements of changes in net assets                           162
                                     Schedules of capital stock activity                           168
                                     Financial highlights                                          184
                                     Notes to financial statements                                 214

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER AND INTERMEDIARY          research firm that measures
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                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS AND
                                  INVESTMENT PROFESSIONALS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD AND THE DALBAR
                                  KEY HONORS AWARD IN 2001.


                     [This page intentionally left blank.]

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 94.6%
            ALABAMA -- 1.2%
 $ 1,000    Alabama State, Public School and College Authority,
              Revenue, Series 1996, (MBIA Insured),
              5.250% 11/01/05...................................  Aaa       AAA        $  1,100
   2,000    Alabama, 21st Century Authority Settlement Revenue,
              5.250% 12/01/07...................................  Aa1       A             2,143
   2,000    Butler, Alabama, Industrial Development Board, PCR
              Refunding, (James River Project) Series 1993,
              5.500% 12/01/05...................................  Baa3      NR            1,943
   1,000    Huntsville, Alabama, GO Refunding, Series 2002F,
              4.000% 08/01/05...................................  Aa2       AA            1,058
   3,085    Montgomery, Alabama, Downtown Redevelopment
              Authority Lease Revenue Refunding, (State of
              Alabama Project) Series 2002,
              5.000% 10/01/07...................................  Aaa       AAA           3,439
   1,140    Montgomery, Alabama, Water Works and Sewer Board,
              Water and Sewer System Revenue Refunding, Series
              2002A, (AMBAC Insured),
              5.000% 09/01/04...................................  Aaa       AAA           1,211
                                                                                       --------
                                                                                         10,894
                                                                                       --------
            ALASKA -- 2.3%
   1,000    Alaska, Student Loan Corporation, Revenue, Series
              1995A, AMT, (AMBAC Insured),
              5.250% 07/01/03...................................  Aaa       AAA           1,023
   4,600    Anchorage, Alaska, Electric Utility Revenue
              Refunding, Senior Lien, Series 1999, (MBIA
              Insured),
              5.000% 06/01/06...................................  Aaa       AAA           5,044
   1,450    Anchorage, Alaska, GO, Series 2002A, (MBIA Insured),
              4.000% 06/01/04...................................  Aaa       AAA           1,506
   4,890    Anchorage, Alaska, GO, Series 2002A, (MBIA Insured),
              4.000% 06/01/06...................................  Aaa       AAA           5,196

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            ALASKA  -- (CONTINUED)
 $ 2,250    Anchorage, Alaska, Telephone Utilities Revenue
              Refunding, Series 1994A, (AMBAC Insured),
              4.500% 12/01/02...................................  Aaa       AAA        $  2,262
   1,500    North Slope Borough, Alaska, GO, Series 2001A, (MBIA
              Insured),
              4.680%& 06/30/07..................................  Aaa       AAA           1,311
   5,000    Valdez, Alaska, Marine Terminal Revenue Refunding,
              (Arco Transportation Alaska, Inc. Project) Series
              1994B, (Atlantic Richfield Company Guarantee),
              Mandatory Put 01/01/03 @ 100,
              3.100% 05/01/31...................................  VMIG1     A1+           5,015
                                                                                       --------
                                                                                         21,357
                                                                                       --------
            ARIZONA -- 2.5%
   6,250    Arizona State, Transportation Board Excise Tax
              Revenue, (Maricopa County Regional Area Road Fund
              Project) Series 2002,
              5.000% 12/15/05...................................  Aa2       AA            6,843
   1,370    Arizona State, Transportation Board Highway Revenue
              Refunding, Series 1993A,
              5.000% 07/01/09...................................  Aa2       AA            1,536
   3,000    Coconino County, Arizona, Pollution Control
              Corporation Revenue, (Arizona Public Service
              Company Project) Series 1999, (Bank One Arizona
              N.A. LOC), Mandatory Put 04/07/03 @ 100,
              4.000% 04/01/34...................................  P1        A1            3,000
   1,035    Maricopa County, Arizona, Unified School District
              Number 48, GO Refunding, Series 1991B,
              6.300% 07/01/04...................................  Aa2       AA            1,119

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            ARIZONA  -- (CONTINUED)
 $ 5,480    Northern Arizona University, Revenue Refunding,
              Series 2002, (FGIC Insured),
              4.000% 06/01/04...................................  Aaa       AAA        $  5,692
   5,000    Salt River, Arizona, Agriculture Improvement and
              Power District Electric System Revenue Refunding,
              (Salt River Project) Series 2001A,
              5.000% 01/01/05...................................  Aa2       AA            5,357
                                                                                       --------
                                                                                         23,547
                                                                                       --------
            ARKANSAS -- 2.3%
   2,500    Arkansas State, Development Finance Authority,
              Facilities Revenue, (Waste Management Inc.
              Project) Series 2001, AMT, Mandatory Put 08/01/03
              @ 100,
              3.500% 08/01/21...................................  NR        BBB           2,504
   8,550    Arkansas State, GO, Series 2001A,
              4.000% 08/01/05...................................  Aa2       AA            9,060
   4,500    Crossett, Arkansas, PCR, (Georgia Pacific
              Corporation Project) Series 1984,
              4.875% 10/01/07...................................  Ba1       NR            4,172
   5,000    Pope County, Arkansas, Revenue Refunding, (Entergy
              Arkansas Incorporated Project) Series 2001, AMT,
              Mandatory Put 09/01/05 @ 100,
              5.050% 09/01/28...................................  Baa3      BBB-          5,237
                                                                                       --------
                                                                                         20,973
                                                                                       --------
            CALIFORNIA -- 1.2%
   8,725    California State, GO, Series 2000A-10-Reg-D,
              (Bayerishce Hypotheken-Und Vereinsbank SBPA),
              1.840% 03/01/03...................................  VMIG1     NR            8,725
   2,015    Riverside County, California, Asset Leasing
              Corporation Leasehold Revenue, Series 1993C,
              Mandatory Put 12/01/02 @ 100,
              7.940% 06/01/19...................................  Aa3       A1            2,033
                                                                                       --------
                                                                                         10,758
                                                                                       --------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            COLORADO -- 1.0%
 $ 2,275    Denver City and County, Colorado, Airport Revenue
              Refunding, Series 2001D, AMT, (FSA Insured),
              5.000% 11/15/05...................................  Aaa       AAA        $  2,470
   1,605    Denver City and County, Colorado, Art Museum, GO,
              Series 2002
              4.500% 08/01/04...................................  Aa1       AA+           1,687
   4,695    Thornton, Colorado, GO Refunding, Series 2002, (FSA
              Insured)
              4.000% 12/01/04...................................  Aaa       AAA           4,927
                                                                                       --------
                                                                                          9,084
                                                                                       --------
            CONNECTICUT -- 0.6%
   2,525    Connecticut State GO, Series 1999A,
              5.000% 06/15/05...................................  Aa2       AA            2,741
   1,000    Connecticut State, GO, Series 1996,
              6.000% 05/15/03...................................  Aa2       AA            1,028
   2,025    Connecticut State, Special Tax Obligation, Revenue
              Refunding, (Transportation Infrastructure Project)
              Series 2001B,
              5.000% 10/01/04...................................  Aa3       AA-           2,161
                                                                                       --------
                                                                                          5,930
                                                                                       --------
            DELAWARE -- 0.1%
   1,330    Wilmington, Delaware, GO, (AMBAC Insured),
              3.250% 12/01/03...................................  Aaa       AAA           1,358
                                                                                       --------
            DISTRICT OF COLUMBIA -- 0.8%
   3,000    District Columbia, Revenue, (Field School Project)
              Series 2001A, (First Union National Bank LOC),
              1.650% 07/01/31...................................  NR        A1            3,000
   2,200    Metropolitan Washington, District of Columbia,
              Airport Authority, Virginia General Airport
              Revenue, Series 1992A, AMT, (MBIA Insured),
              6.500% 10/01/05...................................  Aaa       AAA           2,244
   2,085    Metropolitan Washington, District of Columbia,
              Airport Authority, Virginia General Airport
              Revenue, Series 1997B, AMT, (FGIC Insured),
              5.750% 10/01/03...................................  Aaa       AAA           2,168
                                                                                       --------
                                                                                          7,412
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- 5.8%
 $ 5,000    Alachua County, Florida, Health Facilities
              Authority, Health Facilities Revenue, (Shands
              Teaching Hospital Project) Series 2002A, (SunTrust
              Bank LOC),
              2.050% 12/01/12...................................  VMIG1     NR         $  5,000
   2,500    Dade County, Florida Aviation Revenue, Series 1984A,
              (Morgan Guaranty Trust LOC),
              1.650% 10/01/09++.................................  VMIG1     A1+           2,500
   2,500    Florida, Housing Finance Agency, Multi-Family
              Housing Revenue Refunding, (Altamonte Project)
              Series 1994C, Mandatory Put 12/01/03 @ 100,
              7.000% 12/01/24...................................  NR        BBB+          2,573
   1,240    Greater Orlando Aviation Authority, Orlando,
              Florida, Airport Facilities Revenue Refunding,
              Series 2002C, (MBIA Insured),
              5.250% 10/01/07...................................  Aaa       AAA           1,399
   3,500    Hillsborough County, Florida, Industrial Development
              Authority, IDR, (Goodwill Industries Suncoast
              Project) Series 2001, (SunTrust Bank LOC),
              1.700% 11/01/21...................................  VMIG1     NR            3,500
   7,000    Hillsborough County, Florida, Industrial Development
              Authority, PCR Refunding, (Tampa Electric Company
              Project) Series 1993, Mandatory Put 08/01/07 @
              100,
              4.250% 11/01/20...................................  NR        BBB           7,119
   1,000    Jacksonville, Florida, Electric Authority Revenue
              Refunding, (St. John River-Issue 2 Project) Series
              1993,
              5.000% 10/01/05...................................  Aa2       AA            1,027
   2,000    Jacksonville, Florida, Guaranteed Entitlement
              Improvement, Revenue Refunding, Series 2002, (FGIC
              Insured),
              3.000% 10/01/03...................................  Aaa       AAA           2,031

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA  -- (CONTINUED)
 $ 2,000    Jacksonville, Florida, Sales Tax Revenue, (River
              City Renaissance Project) Series 1995, (FGIC
              Insured), Prerefunded 10/01/05 @ 101,
              5.375% 10/01/18...................................  Aaa       AAA        $  2,229
   5,000    Jea, Florida, St. Johns River Power Park Systems
              Revenue Refunding, Series 2002,
              5.000% 10/01/06...................................  Aa2       AA            5,531
   1,380    Kissimmee, Florida, Utilities Authority Electric
              System Revenue Refunding, Series 2001, (AMBAC
              Insured),
              5.000% 10/01/06...................................  Aaa       NR            1,529
   5,000    Miami-Dade County, Florida, Aviation Revenue
              Refunding, Series 1998A, AMT,
              5.250% 10/01/07...................................  Aaa       AAA           5,560
   3,870    Miami-Dade County, Florida, Aviation Revenue, Series
              2000-SG141, (FGIC Insured, Societe Generale SPA),
              1.750% 10/01/29...................................  NR        A1+           3,870
   4,250    Pinellas County, Florida, Capital Improvement
              Revenue, Series 2000, 4.500% 01/01/06.............  Aa3       AA-           4,573
   1,000    Pinellas County, Florida, Research Recovery Revenue,
              Series 1996, AMT, (MBIA Insured),
              5.100% 10/01/03...................................  Aaa       AAA           1,034
     880    St. Johns County, Florida, Industrial Development
              Authority, Hospital Revenue, (Flagler Hospital
              Project) Series 1992,
              5.800% 08/01/03...................................  A2        A-              900
   3,000    Tampa, Florida, Utility Tax and Special Revenue
              Refunding, Series 2001, (AMBAC Insured),
              6.000% 10/01/05...................................  Aaa       AAA           3,360
                                                                                       --------
                                                                                         53,735
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            GEORGIA -- 10.1%
 $ 2,000    Athens-Clarke County, Georgia, Unified Government
              Authority, Revenue, (University of Georgia
              Athletic Association Project) Series 2001,
              (SunTrust Bank LOC),
              2.050% 09/01/31...................................  VMIG1     NR         $  2,000
  20,000    Burke County, Georgia, Development Authority, PCR,
              (Oglethorpe Power Corporation) Series 1993A, (FGIC
              Insured, Bayerische Landesbank SBA),
              1.650% 01/01/16...................................  VMIG1     A1+          20,000
   2,200    Burke County, Georgia, Development Authority, PCR,
              (Georgia Power Company Plant Vogtle Project)
              Series 2000, Mandatory Put 03/03/03 @ 100,
              1.750% 09/01/30...................................  A2        A1            2,198
   3,415    Clayton County, Georgia Housing Authority,
              Multifamily Housing Revenue Refunding, (Tara Court
              II Apartments Project) Series 2001, (FNMA
              Liquidity Facility), Mandatory Put 12/01/11 @ 100,
              4.350% 12/01/31...................................  NR        AAA           3,562
   2,000    Coweta County, Georgia, GO School District, Sales
              Tax, Series 2002, (State Aid Withholding),
              5.000% 08/01/07...................................  Aa2       NR            2,229
   1,200    Coweta County, Georgia, School District Sales Tax,
              GO, Series 2002, (State Aid Withholding),
              4.000% 08/01/07...................................  Aa2       NR            1,283
   1,300    Dalton, Georgia, Building Authority, Revenue, Series
              2001,
              5.000% 07/01/03...................................  Aa3       A+            1,334
   2,000    Dalton, Georgia, Building Authority, Revenue, Series
              2001,
              5.000% 07/01/05...................................  Aa3       A+            2,168

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            GEORGIA  -- (CONTINUED)
 $ 2,300    DeKalb County, Georgia, Development Authority,
              Industrial Development Revenue, (Rock-Tenn
              Converting Company Project) Series 1995, (SunTrust
              Bank, Atlanta),
              1.800% 04/01/10...................................  Aa2       NR         $  2,300
   6,185    DeKalb County, Georgia, GO, Special Recreation Tax
              District, Series 2001,
              5.000% 12/01/06...................................  Aaa       AA+           6,878
   1,000    Douglas County, Georgia, Development Authority,
              (Parks and Recreations Project) Series 2002,
              3.000% 09/01/03...................................  Aa2       NR            1,014
   2,600    Fayette County, Georgia, School District, GO, Series
              2001, (State Aid Withholding),
              5.250% 03/01/09...................................  Aa3       AA            2,947
   6,500    Forsyth County, Georgia, Development Authority,
              Revenue, (Pinecrest Academy Inc. Project) Series
              2000, (SunTrust Bank LOC),
              1.600% 09/01/25...................................  VMIG1     NR            6,500
   6,230    Georgia State, GO, Series 1998D,
              5.250% 10/01/04...................................  Aaa       AAA           6,675
   2,500    Georgia, George L. Smith II World Congress Center
              Authority, Revenue Refunding, (Domed Stadium
              Project) Series 2000, AMT, (MBIA Insured),
              6.000% 07/01/05...................................  Aaa       AAA           2,760
   2,000    Georgia, Municipal Electric Authority Power Revenue,
              Series 1993D, (MBIA Insured),
              4.600% 01/01/03...................................  Aaa       AAA           2,015
   2,685    Gwinnett County, Georgia, Development Authority,
              IDR, (Maltese Signs Inc. Project) Series 2000,
              AMT, (Suntrust Banks Inc. LOC),
              1.850% 02/01/15...................................  VMIG1     NR            2,685
   3,000    Houston County, Georgia, School District, GO, Series
              2002, (State Aid Withholding),
              4.000% 09/01/06...................................  Aa2       AA            3,202

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            GEORGIA  -- (CONTINUED)
 $ 1,785    Marietta, Georgia, GO Refunding, Series 2002
              3.000% 06/01/03...................................  Aa3       AA         $  1,803
   3,750    Monroe County, Georgia, Development Authority, PCR,
              (Georgia Power Company Plant Scherer Project)
              Series 2001, (AMBAC Insured), Mandatory Put
              12/01/08 @ 100,
              4.200% 01/01/12...................................  Aaa       AAA           3,982
   7,000    Richmond County, Georgia, Development Authority, IDR
              Refunding, (Archer Daniels Midland Project) Series
              1993,
              5.300% 05/01/05...................................  NR        A+            7,584
   6,000    Richmond County, Georgia, GO, Board of Education,
              Series 2002, (State Aid Withholding)
              5.000% 11/01/05...................................  Aa2       AA            6,562
   2,450    Savannah, Georgia, Hospital Authority, Hospital
              Improvement Revenue, (St. Joseph's Hospital
              Project) Series 1993, Prerefunded 07/01/03 @ 102,
              6.125% 07/01/12...................................  A2        NR            2,583
                                                                                       --------
                                                                                         94,264
                                                                                       --------
            GUAM -- 0.4%
   3,820    Guam, Airport Authority, Revenue, Series 1993A,
              6.375% 10/01/10...................................  NR        BBB-          3,932
                                                                                       --------
            HAWAII -- 0.3%
   2,500    Hawaii State, GO Refunding, Series 2002CY, (FSA
              Insured),
              5.250% 02/01/07...................................  Aaa       AAA           2,783
                                                                                       --------
            IDAHO -- 1.1%
  10,500    Idaho, Housing and Financial Assistant, (Single
              Family Mortgage Project) Series 2002B-I,
              (Bayerische Landesbank Girozentrale Liquidity
              Facility),
              1.800% 07/01/33...................................  NR        NR           10,500
                                                                                       --------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            ILLINOIS -- 5.9%
 $ 1,260    Broadview, Illinois, Tax Increment Revenue, Series
              1999,
              4.750% 07/01/05...................................  NR        NR         $  1,312
   1,250    Chicago, Illinois, O'Hare International Airport
              Revenue Refunding, Second Lien, Series 1193C,
              (MBIA Insured),
              4.900% 01/01/07...................................  Aaa       AAA           1,322
   3,195    Chicago, Illinois, Single Family Mortgage Revenue,
              Series 2001, AMT, (FNMA/GNMA/FHLMC COLL, Merrill
              Lynch Capital Services SBA),
              1.800% 04/01/21...................................  NR        A1+           3,195
   1,500    Cook County, Illinois, GO, Series 1993B, (MBIA
              Insured),
              5.300% 11/15/07...................................  Aaa       AAA           1,590
   5,580    Cook County, Illinois, Township High School District
              Number 211 Palatine and Schaumb GO, Series 2001,
              5.000% 12/01/05...................................  NR        AA            6,099
   1,400    Evanston, Illinois, GO Refunding, Series 2002C,
              5.000% 01/01/06...................................  Aaa       NR            1,525
   1,500    Illinois State, GO, Series 2001,
              5.000% 04/01/05...................................  Aa2       AA            1,615
   4,500    Illinois State, GO, Series 2001,
              5.000% 11/01/05...................................  Aa2       AA            4,913
   3,000    Illinois State, GO, Series 2001, (FGIC Insured),
              4.000% 11/01/04...................................  Aaa       AAA           3,141
   4,600    Illinois, Development Finance Authority, Revenue
              Refunding, (Olin Corporation Project) Series
              2002A,
              4.500% 06/01/04...................................  Baa3      BBB           4,620
   7,155    Illinois, Educational Facilities Authority, Revenue,
              (National Louis University) Series 1999A,
              (American National B&T LOC),
              1.680% 06/01/29...................................  NR        A1            7,155

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            ILLINOIS  -- (CONTINUED)
 $ 2,500    Illinois, Educational Facilities Authority, Revenue,
              (University of Chicago Project) Series 1998B,
              Mandatory Put 07/01/04 @ 100,
              4.400% 07/01/25...................................  Aa1       AA         $  2,609
   2,500    Illinois, Educational Facilities Authority, Revenue,
              (University of Chicago Project) Series 2001B-1,
              Mandatory Put 07/01/03 @ 100,
              2.700% 07/01/36...................................  Aa1       AA            2,518
   4,900    Illinois, Health Facilities Authority, Revenue,
              (Rockford Memorial Hospital Group Project) Series
              1994, (AMBAC Insured),
              1.400% 09/16/24...................................  Aaa       AAA           4,900
   1,125    Kane MC Henry Cook And DeKalb County, Illinois,
              (United School District Number 300 Project) Series
              2002, (AMBAC Insured),
              1.160%& 12/01/03..................................  Aaa       NR            1,103
   1,100    Rosemont, Illinois, GO, Series 1991B, (FGIC
              Insured),
              6.400% 02/01/03...................................  Aaa       AAA           1,118
   1,000    Schaumberg, Illinois, GO, Series 2002A
              5.000% 01/01/07...................................  Aa1       AA+           1,101
   2,975    Will County, Illinois, GO, Community Unity School
              District 365, Capital Appreciation Bond, Series
              2002, (FSA Insured),
              2.070%& 11/01/04..................................  Aaa       AAA           2,859
   1,540    Winnebago Boone Etc County, Illinois, GO, Series
              1999, (FSA Insured),
              5.750% 01/01/03...................................  Aaa       NR            1,557
                                                                                       --------
                                                                                         54,252
                                                                                       --------
            INDIANA -- 2.6%
   1,585    Fort Wayne, Indiana, Sewage Works Improvements,
              Revenue Refunding, Series 2002B, (AMBAC Insured),
              5.000% 08/01/06...................................  Aaa       NR            1,743

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            INDIANA  -- (CONTINUED)
 $ 1,450    Fremont, Indiana, Middle School Building
              Corporation, Revenue Refunding, Series 1994A,
              (AMBAC Insured),
              4.650% 07/15/04...................................  Aaa       AAA        $  1,518
   1,620    Indianapolis, Indiana, Letters of Credit,
              Improvement Board Book, Series 2001A,
              4.500% 07/01/04...................................  NR        AA            1,699
   5,400    Merrillville, Indiana, Community School Corporation,
              Tax Anticipation Notes, Series 2002,
              2.500% 12/31/02...................................  NR        NR            5,410
   1,500    Rockport, Indiana, PCR Refunding, (AEP Generating
              Company Project) Series 1995A, Mandatory Put
              07/13/06 @ 100,
              4.050% 07/01/25...................................  Aaa       AAA           1,591
   2,500    Rockport, Indiana, PCR Refunding, (AEP Generating
              Company Project) Series 1995B, (AMBAC Insured,
              Bank of New York SBPA), Mandatory Put 07/13/06 @
              100,
              4.050% 07/01/25...................................  Aaa       AAA           2,651
   9,300    Tippecano, Indiana, Independent School Corporation,
              Temporary Loan Notes, Series 2002,
              2.100% 12/27/02...................................  NR        NR            9,308
                                                                                       --------
                                                                                         23,920
                                                                                       --------
            IOWA -- 0.1%
   1,000    Des Moines, Iowa, GO Refunding, Series 1996F,
              5.000% 06/01/06...................................  Aa2       AA+           1,076
                                                                                       --------
            KANSAS -- 1.1%
   5,000    Burlington, Kansas, Environmental Improvement
              Revenue Refunding, (Power and Light Project)
              Series 1998C, Mandatory Put 10/01/07 @ 100,
              4.750% 09/01/15...................................  A2        BBB           5,107

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            KANSAS  -- (CONTINUED)
 $ 1,000    Johnson County, Kansas, Unified School District
              Number 512, GO, Series 1997,
              4.200% 10/01/02...................................  Aa1       AA         $  1,000
   1,100    Johnson County, Kansas, Water District No. 001,
              Water Revenue, Series 1996A,
              5.250% 12/01/06...................................  Aa1       AAA           1,232
   3,125    Shawnee County, Kansas, GO Refunding Improvement,
              Series 2002, (FSA Insured),
              4.000% 09/01/04...................................  Aaa       NR            3,264
                                                                                       --------
                                                                                         10,603
                                                                                       --------
            KENTUCKY -- 0.3%
   1,945    Kentucky State, Property and Buildings Community,
              Revenue Refunding, (Number 74 Project) Series
              2002,
              5.000% 08/01/05...................................  Aaa       AAA           2,114
   1,000    Kentucky State, Property and Buildings Community,
              Revenue Refunding, (Number 74 Project) Series
              2002,
              5.250% 02/01/07...................................  Aaa       AAA           1,115
                                                                                       --------
                                                                                          3,229
                                                                                       --------
            LOUISIANA -- 1.6%
   5,000    Calcasieu Parish, Lousiana, Industrial Development
              Board, PCR Refunding, (Occidental Petroleum
              Project) Series 2001,
              4.800% 12/01/06...................................  Baa2      BBB           5,299
   2,000    De Soto Parish, Louisiana, PCR Refunding,
              (International Paper Company Project) Series
              1993A,
              5.050% 12/01/02...................................  Baa2      BBB           2,007
   3,000    Louisiana State, Energy and Power Authority, Revenue
              Refunding, (Power Project) Series 2000, (FSA
              Insured),
              5.250% 01/01/06...................................  Aaa       AAA           3,291

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            LOUISIANA  -- (CONTINUED)
 $ 2,000    Louisiana State, Gas and Fuels Tax Revenue
              Refunding, Series 1999A, (FSA Insured),
              5.000% 11/15/04...................................  Aaa       AAA        $  2,137
   1,650    Louisiana, Public Facilities Authority, Hospital
              Revenue Refunding, Series 1998B, (MBIA Insured),
              1.450% 07/18/16...................................  Aaa       AAA           1,650
                                                                                       --------
                                                                                         14,384
                                                                                       --------
            MAINE -- 0.4%
   3,500    Baileyville, Maine, PCR, (Georgia-Pacific
              Corporation Project) Series 1998,
              4.750% 06/01/05...................................  Ba1       NR            3,310
                                                                                       --------
            MASSACHUSETTS -- 0.2%
   1,495    Massachusetts State, Industrial Financing Agency
              Revenue, Series 1994, Prerefunded 11/15/03 @ 102,
              7.100% 11/15/18...................................  Aaa       AAA           1,618
                                                                                       --------
            MICHIGAN -- 1.9%
   1,000    Kent County, Michigan, Airport Facilities Revenue,
              (Kent County International Airport Project) Series
              1995, AMT, Prerefunded 01/01/05 @ 102,
              6.100% 01/01/25...................................  Aaa       AAA           1,109
   1,000    Michigan State, Hospital Finance Authority, Revenue,
              (Ascension Health Credit Project) Series 1999B,
              Mandatory Put 11/15/05 @ 100,
              5.200% 11/15/33...................................  Aa2       AA            1,097
   1,800    Michigan State, Hospital Finance Authority, Revenue,
              Mandatory Put 11/15/06 @ 100,
              5.300% 11/15/33...................................  Aa2       AA            1,994
   5,900    Michigan State, Housing Development Authority,
              Rental Housing Revenue, Series 2000B, (MBIA
              Insured, Morgan Guaranty Trust),
              1.650% 04/01/24...................................  VMIG1     A1+           5,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MICHIGAN  -- (CONTINUED)
 $ 1,900    Michigan, Municipal Bond Authority, Revenue, Clean
              Water Revolving Fund, Series 2001,
              5.000% 10/01/08...................................  Aaa       AAA        $  2,127
   5,330    Oakland, Michigan University of Michigan, Revenue,
              Series 2001, (FGIC Insured),
              1.700% 03/01/31...................................  VMIG1     NR            5,330
                                                                                       --------
                                                                                         17,557
                                                                                       --------
            MINNESOTA -- 2.0%
   2,200    Minneapolis, Minnesota, GO, Convention Center,
              Series 2002,
              4.000% 12/01/07...................................  Aa1       AAA           2,364
  10,000    Minnesota State, GO, Series 2001
              5.000% 10/01/03...................................  Aaa       AAA          10,351
   5,000    Minnesota State, GO, Series 2001
              5.000% 08/01/06...................................  Aaa       AAA           5,524
                                                                                       --------
                                                                                         18,239
                                                                                       --------
            MISSISSIPPI -- 1.8%
   2,820    Jackson, Mississippi, Redevelopment Authority, Urban
              Renewal Revenue, (Jackson Medical Mall Foundation
              Project) Series 1997A, (Bank One Louisiana LOC),
              4.600% 11/01/12...................................  NR        A1            2,826
   6,000    Mississippi State, Gaming County Highway
              Improvements Project, GO, Series 2001B,
              5.000% 10/01/06...................................  Aa3       AA            6,638
   5,255    Mississippi State, GO Refunding, Series 2002C,
              4.500% 08/15/04...................................  Aa3       AA            5,530
   1,210    Mississippi State, GO, (Capital Improvement), Series
              1995B,
              6.000% 08/01/04...................................  Aa3       AA            1,305
                                                                                       --------
                                                                                         16,299
                                                                                       --------
            MISSOURI -- 2.6%
   5,765    Missouri State, Board of Public State Office
              Buildings Special Obligation, Revenue Refunding,
              Series 2001B,
              4.000% 12/01/05...................................  Aa1       AA+           6,141

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MISSOURI  -- (CONTINUED)
 $ 3,516    Missouri State, Environmental and Energy Resouce
              Authority, Environmental Improvement Revenue,
              (Kansas City Power and Light Project) Series 1993,
              Mandatory Put 09/01/04 @ 100,
              3.900% 01/02/12...................................  A2        A2         $  3,603
   1,000    Missouri State, Environmental Improvement and Energy
              Resource Authority, PCR Refunding, (Associated
              Electrical Cooperation - Thomas Hill Project)
              Series 1996,
              5.750% 12/01/02...................................  A1        AA            1,007
   2,250    Missouri State, Health and Educational Facilities
              Authority, Revenue, (Saint Lukes Episcopal-
              Presbyterian Hospital Project) Series 2001, (FSA
              Insured),
              3.850% 12/01/05...................................  Aaa       AAA           2,378
   2,470    Missouri State, Health and Educational Facilities
              Authority, Revenue, (Saint Lukes Episcopal-
              Presbyterian Hospital Project) Series 2001, (FSA
              Insured),
              4.000% 12/01/06...................................  Aaa       AAA           2,629
   4,000    Missouri State, Health and Educational Facilities
              Revenue, (SSM Health Care Project) Series 2002A,
              5.000% 06/01/07...................................  NR        AA-           4,341
   3,725    St. Louis, Missouri, Industrial Development
              Authority, Multi-Family Housing Revenue, (JVL
              Renaisannce II LP Project) Series 2002B, (U.S.
              Bank N.A.)
              2.000% 02/01/04...................................  Aa2       NR            3,719
                                                                                       --------
                                                                                         23,818
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NEVADA -- 1.4%
 $ 3,690    Clark County, Nevada, Airport Refunding GO, Series
              1993,
              5.250% 06/01/07...................................  Aaa       AAA        $  3,816
   1,035    Henderson, Nevada, GO Refunding, Series 2001,
              4.000% 06/01/05...................................  Aa3       AA-           1,091
   7,000    Nevada State Highway Improvement Revenue, Series
              2000A,
              5.000% 12/01/08...................................  Aa3       AA            7,838
                                                                                       --------
                                                                                         12,745
                                                                                       --------
            NEW HAMPSHIRE -- 0.4%
   3,500    New Hampshire State, Business Financial Authority
              PCR Refunding, (United Illuminating Company)
              Series 1997A, AMT, Mandatory Put 02/01/04 @ 100,
              3.750% 07/01/27...................................  A3        NR            3,516
                                                                                       --------
            NEW MEXICO -- 1.6%
   5,915    New Mexico State, GO Refunding, Series 2001B,
              5.000% 09/01/06...................................  Aa1       AA+           6,528
   1,000    New Mexico State, GO, (Capital Project), Series
              1999,
              4.250% 09/01/03...................................  Aa1       AA+           1,025
   2,900    New Mexico State, Hospital Equipment Loan Council
              Hospital Revenue, (Presbyterian Healthcare
              Project) Series 2001A,
              4.600% 08/01/08...................................  A1        A+            3,086
   3,500    New Mexico State, Severance Tax Revenue, Series
              2002,
              4.500% 07/01/05...................................  Aa2       AA            3,747
                                                                                       --------
                                                                                         14,386
                                                                                       --------
            NEW YORK -- 1.1%
   2,000    New York City, New York, Transitional Finance
              Authority, Revenue Refunding, (Future Tax
              Secondary Project) Series 2002A,
              5.000% 11/01/05...................................  Aa2       AA+           2,185

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NEW YORK  -- (CONTINUED)
 $ 3,000    New York, New York, GO Refunding, Series 2002B,
              5.000% 08/01/06...................................  A2        A          $  3,261
   4,150    New York, New York, Series 1998A,
              5.000% 08/01/05...................................  A2        A             4,464
                                                                                       --------
                                                                                          9,910
                                                                                       --------
            NORTH CAROLINA -- 3.1%
   1,000    Cabarrus County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, (Cannon Memorial YMCA Project) Series
              2002, (Wachovia Bank N.A. LOC),
              1.650% 08/01/23...................................  VMIG1     NR            1,000
   5,000    Charlotte, North Carolina, GO Refunding, Series
              2002D,
              3.000% 07/01/04...................................  Aaa       AAA           5,124
   3,600    Charlotte, North Carolina, GO, Series 1996,
              Prerefunded 05/01/06 @ 102,
              5.500% 05/01/14...................................  Aaa       AAA           4,091
   1,720    Durham and Wake County, North Carolina, Special
              Apartment District, GO Refunding, Series 1992,
              5.750% 04/01/03...................................  Aaa       AAA           1,735
   1,000    Durham, North Carolina, GO Refunding, Series 1992,
              5.700% 02/01/05...................................  Aaa       AAA           1,019
   1,005    North Carolina, Medical Care Commission, Gaston
              Health Care Hospital Revenue, Series 1998,
              4.500% 02/15/05...................................  A1        A+            1,059
   1,560    North Carolina, Medical Care Commission, Health Care
              Facilities Revenue, (Halifax Regional Medical
              Center, Inc. Project) Series 1998,
              4.300% 08/15/03...................................  Baa2      NR            1,585

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA  -- (CONTINUED)
 $ 1,630    North Carolina, Medical Care Commission, Health Care
              Facilities Revenue, (Halifax Regional Medical
              Center, Inc. Project) Series 1998,
              4.400% 08/15/04...................................  Baa2      NR         $  1,681
   1,725    North Carolina, Medical Care Commission, Hospital
              Revenue, (Gaston Health Care Project) Series 1998,
              4.300% 02/15/03...................................  A1        A+            1,741
   1,125    Rutherford County, North Carolina, Certificates of
              Participation, Series 2002,
              4.500% 09/01/06...................................  Aaa       AAA           1,221
   2,800    University of North Carolina, Revenue Refunding,
              Series 2002B,
              5.000% 12/01/06...................................  Aa1       AA+           3,107
   2,410    Winston-Salem, North Carolina, GO Refunding, Series
              1991,
              10.000% 06/01/04..................................  Aaa       AAA           2,738
   2,550    Winston-Salem, North Carolina Risk Acceptance
              Management Corporation Certificates of
              Participation, Series 1988, (Wachovia Bank, N.A.
              SBPA),
              1.700% 07/01/09**.................................  VMIG1     A1            2,550
                                                                                       --------
                                                                                         28,651
                                                                                       --------
            OHIO -- 3.4%
   1,545    Akron/Bath/Copely, Ohio, Joint Township Hospital
              District, Revenue, (Summa Health Systems Project)
              Series 1993A,
              5.300% 11/15/02...................................  Baa1      NR            1,550
   2,000    Dayton, Ohio, Special Facilities Revenue Refunding,
              Series 1993, 6.050% 10/01/09......................  NR        BB+           1,754
   2,100    Lucas County, Ohio, GO, Series 1997,
              5.300% 12/01/05...................................  A1        A+            2,311
   2,000    Ohio State GO, Series 2001B,
              4.000% 11/01/05...................................  Aa1       AA+           2,127
   2,190    Ohio State Revenue, Series 2002,
              4.500% 06/15/06...................................  Aa3       AA            2,370

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            OHIO  -- (CONTINUED)
 $10,000    Ohio State, Higher Educational Capital Facilities,
              Series 2002A-II,
              5.000% 12/01/07...................................  Aa2       AA         $ 11,202
   5,000    Ohio State, Public Facilities Commission, Revenue,
              (Higher Education Capital Facilities Project)
              Series 1996 II-A,
              4.375% 11/01/05...................................  Aaa       AAA           5,367
   4,000    Ohio State, State Building Authority, (Arts Facility
              Building Project) Series 1996,
              5.000% 10/01/06...................................  Aa2       AA            4,428
                                                                                       --------
                                                                                         31,109
                                                                                       --------
            OKLAHOMA -- 0.9%
   1,545    Oklahoma State, Industry Authority, Revenue
              Refunding, (Integris Baptist Medical Center
              Project) Series 1995D,
              5.000% 08/15/03...................................  Aaa       AAA           1,590
   2,000    Oklahoma, Housing Development Authority, Revenue,
              Series 2000A, (FHLMC COLL),
              5.100% 11/01/05...................................  Aa3       NR            2,172
   2,385    Tulsa County, Oklahoma, Independent School District
              Number 001, GO, Series 2000A,
              5.000% 03/01/03...................................  Aa2       AA            2,420
   2,000    Tulsa, Oklahoma, Public Facilities Authority Solid
              Waste Steam and Electric Revenue Refunding, (Ogden
              Martin System Tulsa Project) Series 1994, (AMBAC
              Insured),
              5.250% 11/01/02...................................  Aaa       AAA           2,006
                                                                                       --------
                                                                                          8,188
                                                                                       --------
            PENNSYLVANIA -- 3.4%
   5,075    Chester County, Pennsylvania, GO Refunding, Series
              1995B, Prerefunded 11/15/05 @ 100,
              5.625% 11/15/16...................................  Aa2       AA            5,668

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            PENNSYLVANIA  -- (CONTINUED)
 $ 8,450    Chester County, Pennsylvania, Industrial Development
              Authority, Revenue, (Malvern Prep School Project)
              Series 2001, (First Union National Bank LOC),
              1.700% 04/01/31...................................  NR        NR         $  8,450
   1,535    Delaware County, Pennsylvania Authority, Health Care
              Revenue, Series 1993B, Prerefunded 11/15/05 @ 100,
              6.000% 11/15/07...................................  Aaa       NR            1,636
   3,000    Pennsylvania State, Certificates of Participation,
              Series 1993,
              1.680% 07/01/07...................................  Aaa       AAA           3,000
   3,000    Philadelphia, Pennsylvania, School District, GO
              Refunding, Series 1998B, (MBIA Insured State Aid
              Withholding),
              5.000% 10/01/06...................................  Aaa       AAA           3,318
   5,000    Philadelphia, Pennsylvania, Water and Wastewater
              Revenue, (MBIA-IBC Insured),
              5.500% 06/15/06...................................  Aaa       AAA           5,587
   1,415    Southeastern Pennsylvania, Transportation Authority,
              Pennsylvania Special Revenue, Unrefunded Balance,
              (Series) 1995A, (FGIC Insured),
              6.500% 03/01/04...................................  Aaa       AAA           1,512
   2,200    Washington County, Pennsylvania, Industrial
              Development Authority, PCR, (West Pennsylvania
              Power Company Project) Series 1993F, (MBIA-IBC
              Insured),
              4.950% 03/01/03...................................  Aaa       AAA           2,232
                                                                                       --------
                                                                                         31,403
                                                                                       --------
            SOUTH CAROLINA -- 2.4%
   1,950    Aiken County, South Carolina, Construction School
              District, GO, Series 2000, (SCSDE),
              5.125% 04/01/03...................................  Aa1       AA+           1,986

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA  -- (CONTINUED)
 $ 1,370    Greenville, South Carolina, Hospital System
              Authority, Hospital Facilities Revenue Refunding,
              Series 1993C,
              5.250% 05/01/03...................................  Aa3       AA         $  1,396
   3,965    Richland County, South Carolina, PCR Refunding,
              (Union Camp Corporation Project) Series 1992C,
              5.875% 11/01/02...................................  Baa2      BBB           3,977
   1,000    South Carolina State Public Service Authority
              Revenue, Series 1999A, (MBIA Insured),
              5.000% 01/01/05...................................  Aaa       AAA           1,072
   2,370    South Carolina State, Education Assistance Authority
              Revenue Refunding, (Guaranteed Student Loan Senior
              Lien Project) Series 1993A-3, AMT, (GTD STD LNS),
              5.200% 09/01/05...................................  NR        AAA           2,474
   2,385    South Carolina, Jobs Economic Development Authority,
              Economic Development Revenue, (Bennettsville
              Printing Project) Series 1995, (First Union
              National Bank LOC),
              1.750% 09/01/10...................................  NR        A1            2,385
     910    South Carolina, Jobs Economic Development Authority,
              Economic Development Revenue, (Valley Proteins
              Inc. Project) Series 1995, (Harris Bank LOC),
              1.750% 04/01/10...................................  NR        A1+             910
   5,000    South Carolina, Jobs Economic Development Authority,
              Economic Development Revenue, (Waste Management
              South Carolina Inc. Project) Series 2001, AMT,
              Mandatory Put 11/01/04 @ 100,
              4.100% 11/01/16...................................  NR        BBB           5,003

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA  -- (CONTINUED)
 $ 1,000    South Carolina, Jobs Economic Development Authority,
              Hospital Facilities Revenue, (Palmetto Health
              Alliance Project) Series 2000A,
              6.125% 12/15/02...................................  Baa2      BBB        $  1,004
   1,000    South Carolina, Jobs Economic Development Authority,
              Hospital Facilities Revenue, (Palmetto Health
              Alliance Project) Series 2000A,
              6.300% 12/15/03...................................  Baa2      BBB           1,025
   1,030    South Carolina, Jobs Economic Development Authority,
              IDR, Series 1998, (First Union National Bank LOC),
              1.850% 09/01/19...................................  NR        NR            1,030
                                                                                       --------
                                                                                         22,262
                                                                                       --------
            SOUTH DAKOTA -- 0.1%
   1,100    Rapid City, South Dakota, Sales Tax Revenue
              Refunding, Series 2002, (AMBAC Insured),
              5.500% 06/01/05...................................  Aaa       NR            1,204
                                                                                       --------
            TENNESSEE -- 1.1%
   1,335    Franklin, Tennesse, GO Refunding, Special School
              District, Series 2002,
              4.500% 06/01/06...................................  Aa2       NR            1,442
   5,000    Memphis-Shelby County, Tennessee, Airport Authority,
              Special Facilities Revenue Refunding, (Federal
              Express Corporation Project) Series 2001,
              5.000% 09/01/09...................................  Baa2      BBB           5,287
   3,000    Shelby County, Tennessee, Health Development and
              Housing Facility Board Revenue, (Arbors of
              Germantown Project) Series 1994, Mandatory Put
              07/01/04 @ 100,
              4.750% 07/01/24...................................  Baa2      BBB           3,078
                                                                                       --------
                                                                                          9,807
                                                                                       --------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- 15.0%
 $ 1,000    Arlington, Texas, Waterworks and Sewer Revenue,
              (AMBAC Insured),
              5.500% 06/01/04...................................  Aaa       AAA        $  1,063
   2,000    Austin, Texas, Airport System, Revenue Unrefunded,
              Balance Prior Lien, Series 1995A, (MBIA Insured),
              5.500% 11/15/06...................................  Aaa       AAA           2,207
   3,000    Austin, Texas, GO Refunding,
              5.250% 09/01/08...................................  Aa2       AA+           3,391
   2,830    Austin, Texas, GO, Series 1995, Prerefunded 09/01/05
              @ 100,
              5.500% 09/01/12...................................  Aa2       AA+           3,129
   4,000    Austin, Texas, Utilities System Revenue Refunding,
              Series 1992A, (MBIA Insured),
              6.000% 11/15/06...................................  Aaa       AAA           4,581
   2,275    Austin, Texas, Utilities System Revenue Refunding,
              Series 1993A, (FGIC-TCRS Insured),
              5.375% 05/15/05...................................  Aaa       AAA           2,374
   3,000    Austin, Texas, Water and Wastewater System Revenue
              Refunding, Series 2001A&B, (FSA Insured),
              6.500% 05/15/05...................................  Aaa       AAA           3,352
   1,000    Brazos River Authority, Texas, PCR Refunding, (Texas
              Electric Company Project) Series 2001A, AMT,
              Mandatory Put 04/01/04 @ 100,
              4.950% 10/01/30...................................  NR        BBB+          1,016
   7,950    Brazos River Authority, Texas, PCR Refunding, (Texas
              Electric Company Project) Series 2001B, Mandatory
              Put 11/01/06 @ 100,
              4.750% 05/01/29...................................  Baa1      BBB+          8,188
   2,000    Brazos River Authority, Texas, PCR Refunding, (Texas
              Utilities Electric Company Project) Series 1999A,
              AMT, Mandatory Put 04/01/03 @ 100,
              4.800% 04/01/33...................................  Baa1      NR            2,011

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 1,000    Central Texas, Higher Education Authority, Revenue
              Refunding, Series 1993, AMT, (GTD STD LNS),
              5.200% 12/01/04...................................  Aaa       NR         $  1,062
   1,000    Clear Creek, Texas, Independent School District, GO
              Refunding, Series 1998, (PSF-GTD),
              1.526%& 02/15/03..................................  Aaa       AAA             994
   1,000    Corpus Christi, Texas, Utilities System Revenue
              Refunding, Series 2002, (Financial Security
              Assurance),
              4.000% 07/15/07...................................  Aaa       AAA           1,064
   4,620    Dallas, Fort Worth, Texas, International Airport
              Revenue Refunding, Series 2002A, (MBIA Insured),
              5.000% 11/01/06...................................  Aaa       AAA           5,043
   1,000    Dallas, Texas, Independent School District, GO
              Refunding, Series 2002, (PSF-GTD),
              1.526%& 02/15/03..................................  Aaa       AAA             994
   1,230    Dallas, Texas, Independent School District, GO,
              Series 1993, (PSF-GTD),
              5.600% 08/15/05...................................  Aaa       AAA           1,273
   4,920    Dallas, Texas, Independent School District, GO,
              Series 1995, (PSF-GTD), Prerefunded 8/15/02 @ 100,
              5.750% 08/15/13...................................  Aaa       AAA           5,468
   1,000    Dallas, Texas, Waterworks and Sewer System Revenue
              Refunding, Series 2001,
              5.000% 10/01/06...................................  Aa2       AA+           1,105
   1,330    Fort Bend, Texas, GO, Independent School District,
              Series 2002, (PSF-GTD),
              5.000% 08/15/07...................................  NR        AAA           1,478
   4,000    Gulf Coast Waste Disposal Authority, Texas
              Environmental Facility Revenue Refunding,
              (Occidental Chemical Corporation Project) Series
              2001,
              4.200% 11/01/06...................................  Baa2      BBB           4,111

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 1,115    Harris County, Texas, Flood Control District, GO,
              Series 1992A,
              5.800% 10/01/03...................................  Aa1       AA+        $  1,115
   4,000    Harris County, Texas, Health Facilities Development
              Authority, Hospital Revenue, (Memorial Hospital
              Systems Project) Series 1997A, (MBIA Insured),
              4.875% 06/01/05...................................  Aaa       AAA           4,285
   2,000    Harris County, Texas, Health Facilities Development
              Corporation Revenue, (St. Lukes Episcopal Hospital
              Project) Series 2001A,
              5.250% 02/15/06...................................  NR        AA-           2,170
   1,845    Houston, Texas, GO Refunding, Series 1998A,
              5.000% 03/01/05...................................  Aa3       AA-           1,983
   6,445    Keller, Texas, Independent School District, GO,
              Series 1993, (PSF-GTD), Prerefunded 02/15/06 @
              100,
              5.500% 08/15/13...................................  Aaa       NR            7,162
   1,225    Lubbock, Texas, GO Refunding, Series 2002, (MBIA
              Insured),
              4.750% 02/15/05...................................  Aaa       AAA           1,308
   3,750    Matagorda County, Texas Naval District No 1, PCR
              Refunding, (Central Power & Light Company Project)
              Series 1999A, Mandatory Put 11/01/03 @ 100,
              3.750% 05/01/30...................................  Baa2      BBB+          3,789
   1,000    Mesquite, Texas, Independent School District, GO
              Refunding, Series 1997A (PSF-GTD),
              5.000% 08/15/04...................................  Aaa       AAA           1,061
   5,000    Red River Authority, Texas, Education Financing
              Revenue, (Parish Day School Project) Series 2001A,
              (Allied Irish Bank plc-LOC), Mandatory Put
              12/01/04 @ 100,
              3.400% 12/01/31...................................  VMIG1     NR            5,139

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 4,940    Red River Authority, Texas, PCR Refunding, (Hoechst
              Celanese Corporation Project) Series 1994,
              5.200% 05/01/07...................................  Baa2      BBB        $  5,090
   2,800    Richardson, Texas, Independent School District, GO
              Refunding, Series 1998, (PSF-GTD),
              5.000% 02/15/03...................................  Aaa       AAA           2,836
   3,265    Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding,
              5.000% 10/01/07...................................  Baa2      BBB-          3,459
   3,990    Sam Rayburn, Texas, Municipal Power Agency, Taxable
              Revenue Refunding, Series 2002,
              5.600% 10/01/05...................................  Baa2      BBB-          4,169
   3,000    San Antonio, Texas, Electric and Gas, Unrefunded
              Balance, Series 1994,
              4.700% 02/01/05...................................  Aa1       AA+           3,173
   8,900    San Antonio, Texas, GO Refunding, Series 2001,
              5.000% 08/01/07...................................  Aa2       AA+           9,892
   1,000    San Antonio, Texas, GO,
              5.000% 08/01/06...................................  Aa2       AA+           1,101
   1,000    San Antonio, Texas, Water System Revenue, Series
              2002A, (FSA Insured),
              5.000% 05/15/06...................................  Aaa       AAA           1,095
   1,725    Socorro, Texas, GO Refunding, Independent School
              District, Series 2002, (PSF-GTD),
              5.000% 08/15/06...................................  NR        AAA           1,899
   3,030    Texas A&M University, Revenue, Series 1996,
              5.750% 05/15/05...................................  Aa1       AA+           3,328
  10,000    Texas State GO, Series 2002, (Lehman Liquidity LLC
              SBPA),
              1.800%++ 08/29/03.................................  P1        NR           10,000
   2,000    Texas State, College Student Loan Authority,
              Revenue, Series 1995, AMT,
              5.300% 08/01/03...................................  Aa1       AA            2,059
   4,000    University of Texas, Permian University Revenue
              Refunding, Series 2002A,
              5.000% 07/01/06...................................  Aaa       AAA           4,392

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 2,500    University of Texas, Permian University Revenue
              Refunding, Series 2002A,
              5.000% 07/01/08...................................  Aaa       AAA        $  2,784
   2,555    University of Texas, University Financing Systems
              Revenue, Series 2001C,
              4.000% 08/15/05...................................  Aaa       AAA           2,705
                                                                                       --------
                                                                                        139,898
                                                                                       --------
            UTAH -- 1.4%
   2,000    Utah County, Utah, Hospital Revenue, (IHC Health
              Services Inc. Project) Series 2002,
              5.000% 05/15/05...................................  Aa2       AA+           2,136
  10,000    Utah State, GO, Series 2001B,
              4.500% 07/01/04...................................  Aaa       AAA          10,501
                                                                                       --------
                                                                                         12,637
                                                                                       --------
            VERMONT -- 0.6%
   5,650    Vermont, Educational and Health Building Financing
              Agency, Revenue Refunding, (Hospital Medical
              Center Project) Series 1994, (FGIC Insured),
              1.500% 09/12/13...................................  Aaa       AAA           5,650
                                                                                       --------
            VIRGINIA -- 3.0%
   2,000    Arlington County, Virginia Industrial Development
              Authority, Hospital Facilities Revenue, (Virginia
              Hospital Center Project) Series 2001,
              5.500% 07/01/05...................................  A2        NR            2,167
   4,000    Fairfax County, Virginia, Economic Development
              Authority, Resource Recovery, Revenue Refunding,
              Series 1998A, AMT, (AMBAC Insured),
              5.950% 02/01/07...................................  Aaa       AAA           4,530
   4,500    Henrico County, Virginia, Industrial Development
              Authority Revenue, Series 1992,
              1.600% 08/23/27...................................  Aaa       AAA           4,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            VIRGINIA  -- (CONTINUED)
 $ 4,000    Metropolitan, Washington, District of Columbia,
              Airports Authority, Virginia General Airport
              Revenue, Series 1997B, (FGIC Insured), AMT,
              6.000% 10/01/06...................................  Aaa       AAA        $  4,515
   3,350    Richmond, Virginia, GO, Series 2000, (FSA Insured),
              5.125% 01/15/04...................................  Aaa       AAA           3,503
   1,500    Virginia State, GO, Series 1993B,
              5.200% 12/01/09...................................  Aaa       AAA           1,588
   2,910    Virginia State, Public School Authority, Revenue
              Refunding, Series 1993, (State Aid Withholdings),
              5.250% 01/01/09...................................  Aa1       AA            3,088
     460    Virginia, Education Loan Authority, Guaranteed
              Student Loan Revenue, Series 1992G, AMT, (GTD STD
              LNS),
              6.625% 09/01/03...................................  Aaa       NR              478
   1,635    Virginia, Port Authority CommonWealth Revenue,
              Series 1996, AMT,
              5.750% 07/01/04...................................  Aa1       AA+           1,747
   1,730    Virginia, Port Authority CommonWealth Revenue,
              Series 1996, AMT,
              5.750% 07/01/05...................................  Aa1       AA+           1,903
                                                                                       --------
                                                                                         28,019
                                                                                       --------
            WASHINGTON -- 2.5%
   2,040    King County, Washington, School District No. 401,
              Highline Public Schools, GO Refunding, Series
              2002, (School Bond GTY),
              4.000% 12/01/05...................................  Aa1       AA+           2,166
   2,190    King County, Washington, School District Number 405
              Bellevue, GO, Series 2002
              4.000% 12/01/04...................................  Aa1       AA+           2,295
   2,605    Seattle, Washington, GO, Series 2001,
              4.000% 08/01/05...................................  Aa1       AAA           2,754

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            WASHINGTON  -- (CONTINUED)
 $ 1,765    Spokane County, Washington, School District Number
              354 Mead, GO Refunding, Series 1993, (MBIA
              Insured),
              5.100% 12/01/05...................................  Aaa       AAA        $  1,910
   3,655    Washington State, GO Refunding, Series 2002R-A,
              5.000% 09/01/06...................................  Aa1       AA+           4,028
   1,500    Washington State, GO, Series 2001B,
              5.000% 09/01/06...................................  Aa1       AA+           1,653
   5,000    Washington State, GO, Series 2001R-A,
              5.250% 09/01/05...................................  Aa1       AA+           5,471
   3,000    Washington State, Health Care Facility Authority
              Revenue, (Fred Hutchinson Cancer Research Project)
              Series 2001, (AMBAC Insured),
              1.420% 01/01/27...................................  Aaa       AAA           3,000
                                                                                       --------
                                                                                         23,277
                                                                                       --------
            WEST VIRGINIA -- 0.4%
   3,625    Cabell County, West Virginia, Board of Education GO
              Refunding, Series 1997,
              5.500% 05/01/04...................................  NR        AA-           3,836
                                                                                       --------
            WISCONSIN -- 2.6%
   5,000    Kaukauna, Wisconsin, PCR, Refunding, (International
              Paper Project) Series 1997A,
              5.150% 07/01/06...................................  Baa2      BBB           5,228
   5,000    Marinette County, Wisconsin, BAN, Series 2002,
              3.350% 09/01/04...................................  MIG1      NR            5,076
   1,000    Milwaukee, Wisconsin, Metropolitan Sewer District,
              GO, Series 1992A,
              6.125% 10/01/03...................................  Aa1       AA+           1,046
   2,250    Wisconsin State, GO Refunding, Series 1993,
              4.900% 11/01/06...................................  Aa3       AA-           2,480
   5,600    Wisconsin State, GO Refunding, Series 1998,
              5.000% 05/01/05...................................  Aa3       AA-           6,042

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            WISCONSIN  -- (CONTINUED)
 $ 4,045    Wisconsin State, GO, Series 2001A,
              6.000% 05/01/04...................................  Aa3       AA-        $  4,318
                                                                                       --------
                                                                                         24,190
                                                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $860,213)............................................               875,520
                                                                                       --------

  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 4.4%
               (Cost $40,854)
  40,854     Nations Tax-Exempt Reserves, Trust Class#................       40,854
                                                                         ----------
             TOTAL INVESTMENTS
               (Cost $901,066*)................................   99.0%     916,374
                                                                         ----------
             OTHER ASSETS AND LIABILITIES (NET)................    1.0%
             Cash.....................................................   $        1
             Receivable for Fund shares sold..........................       12,885
             Dividends receivable.....................................           55
             Interest receivable......................................       10,030
             Payable for Fund shares redeemed.........................       (2,115)
             Investment advisory fee payable..........................          (98)
             Administration fee payable...............................         (147)
             Shareholder servicing and distribution fees payable......          (92)
             Distributions payable....................................       (1,303)
             Payable for investment securities purchased..............      (10,039)
             Accrued Trustees' fees and expenses......................          (50)
             Accrued expenses and other liabilities...................          (97)
                                                                         ----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET).................        9,030
                                                                         ----------
             NET ASSETS........................................  100.0%  $  925,404
                                                                         ==========
             NET ASSETS CONSIST OF:
             Undistributed net investment income......................   $      141
             Accumulated net realized loss on investments sold........         (655)
             Net unrealized appreciation of investments...............       15,308
             Paid-in capital..........................................      910,610
                                                                         ----------
             NET ASSETS...............................................   $  925,404
                                                                         ==========


                                                                          VALUE
                                                                        ----------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($662,639,013 / 63,890,952 shares outstanding).........       $10.37
                                                                        ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($188,670,971 / 18,189,027 shares outstanding).........       $10.37
                                                                        ==========

            Maximum sales charge.....................................        1.00%
            Maximum offering price per share.........................       $10.47

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($1,843,618 / 177,755 shares outstanding)..............       $10.37
                                                                        ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($72,250,195 / 6,966,345 shares outstanding)...........       $10.37
                                                                        ==========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

++Floating rate note. The interest rate shown reflects the rate in effect at September 30, 2002.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Short-Term Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Industrial Development Revenue/Pollution Control
 Revenue                                           13.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.0%
            ALABAMA -- 1.5%
 $ 2,000    Alabama State, Public School and College Authority,
              GO Refunding,
              5.000% 12/01/05...................................  Aa3       NR         $    2,106
   3,265    Alabama, Special Care Facilities Financing
              Authority, Hospital Revenue, (Charity Obligation
              Group Project) Series 1999A, (MBIA Insured,
              Escrowed to Maturity),
              4.625% 11/01/10...................................  Aaa       NR              3,564
   2,500    Birmingham, Alabama, Industrial Water Board,
              Industrial Water Supply
              Revenue, Series 1978, (MBIA Insured),
              6.000% 07/01/07...................................  NR        AAA             2,902
     935    Birmingham, Alabama, Medical Clinic Board Revenue,
              (Baptist Medical Centers Project) Series 1979,
              8.300% 07/01/08...................................  Aaa       AAA             1,090
   2,500    Birmingham, Alabama, Revenue, (Baptist Medical
              Center of Birmingham Project) Series 1993A, (MBIA
              Insured),
              5.500% 08/15/05...................................  Aaa       AAA             2,581
   9,240    Courtland, Alabama, Industrial Development Board,
              Solid Waste Disposal Revenue, (Champion
              International Corporation Project) Series 1992,
              AMT,
              7.000% 06/01/22...................................  Baa2      BBB             9,443
   5,750    Courtland, Alabama, Industrial Development Board,
              Solid Waste Disposal Revenue, (Champion
              International Corporation Project) Series 1993A,
              AMT,
              6.375% 03/01/29...................................  Baa2      BBB             5,849

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ALABAMA -- (CONTINUED)
 $ 2,320    Prichard, Alabama, Waterworks and Sewer Board, Water
              and Sewer
              Revenue Refunding, Series 1994, (AMBAC Insured),
              5.650% 11/15/04...................................  Aaa       AAA        $    2,510
                                                                                       ----------
                                                                                           30,045
                                                                                       ----------
            ALASKA -- 2.2%
   3,000    Alaska State, Housing Finance Corporation Revenue,
              Series 1992A, (GO of Corporation),
              6.000% 12/01/05...................................  Aa2       AA-             3,289
   1,965    Alaska State, Housing Finance Corporation Revenue,
              Series 1995A, (MBIA, FHA/VA/FNMA Mortgages),
              5.800% 12/01/12...................................  Aaa       AAA             2,070
   1,505    Alaska State, Housing Finance Corporation, Revenue,
              Series 1995A, (MBIA Insured),
              5.400% 06/01/08...................................  Aaa       AAA             1,596
   3,345    Alaska, Industrial Development and Export Authority,
              Revenue Refunding, Series 1998A, AMT, (MBIA
              Insured),
              5.250% 04/01/12...................................  Aaa       AAA             3,606
     895    Alaska, Industrial Development and Export Authority,
              Revenue, Series 1995A, (GO of Authority LOC),
              6.000% 04/01/05...................................  A2        A-                964
   1,000    Alaska, Municipal Bond Bank Authority, GO Refunding,
              Series 1993A,
              5.250% 12/01/03...................................  A2        A               1,037
   1,790    Alaska, Municipal Bond Bank Authority, GO Refunding,
              Series 1993A,
              5.650% 12/01/07...................................  A2        A               1,865
   3,280    Alaska, Student Loan Corporation, Revenue, Series
              1995A, AMT, (AMBAC Insured),
              5.250% 07/01/03...................................  Aaa       AAA             3,356

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ALASKA -- (CONTINUED)
  $1,250    Alaska, Student Loan Corporation, Revenue, Series
              1997A, AMT, (AMBAC Insured),
              5.200% 07/01/06...................................  Aaa       AAA        $    1,350
   2,000    Anchorage, Alaska, Electric Utility Revenue, Senior
              Lien, (Municipal Light and Power Project) Series
              1996C, (AMBAC Insured),
              5.300% 12/01/11...................................  Aaa       AAA             2,238
  10,600    Anchorage, Alaska, GO Refunding, Series 2002, (MBIA
              Insured),
              5.250% 07/01/10...................................  Aaa       AAA            12,057
   1,100    Anchorage, Alaska, GO, Series 1994, (MBIA Insured),
              Prerefunded 07/01/04 @ 102,
              5.600% 07/01/07...................................  Aaa       AAA             1,198
   2,000    Anchorage, Alaska, GO, Series 1996A, (AMBAC
              Insured), Prerefunded 08/01/06 @ 100,
              5.100% 08/01/07...................................  Aaa       AAA             2,221
   1,205    Anchorage, Alaska, GO, Unrefunded Balance, Series
              1995B, (FGIC Insured),
              5.125% 10/01/07...................................  Aaa       AAA             1,312
     500    Anchorage, Alaska, Telephone Utilities Revenue
              Refunding, Series 1994A, (AMBAC Insured),
              Prerefunded 12/01/02 @ 102,
              5.000% 12/01/08...................................  Aaa       AAA               513
   3,500    Fairbanks, Alaska, North Star Borough GO Refunding,
              Series 1993S, (MBIA Insured),
              5.450% 03/01/06...................................  Aaa       AAA             3,873
   1,000    Fairbanks, Alaska, North Star Borough GO Refunding,
              Series 1993S, (MBIA Insured),
              5.500% 03/01/08...................................  Aaa       AAA             1,131
                                                                                       ----------
                                                                                           43,676
                                                                                       ----------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ARIZONA -- 3.1%
 $ 1,000    Apache County, Arizona, Public Finance Corporation,
              Certificates of Participation, Series 1994,
              5.500% 05/01/07...................................  A1        AA-        $    1,012
     500    Arizona State, Power Authority, Power Reserves
              Revenue,
              5.000% 10/01/10...................................  Aa2       AA                562
     500    Arizona State, Transportation Board Excise Tax
              Revenue, (Maricopa County Regional Area Project)
              Series 1995B, (AMBAC Insured),
              6.000% 07/01/05...................................  Aaa       AAA               555
   1,500    Arizona, Educational Loan Marketing Corporation,
              Educational Loan Revenue,
              6.300% 12/01/08...................................  NR        NR              1,558
   1,500    Arizona, Health Facilities Authority, Hospital
              Systems Revenue Refunding, (Samaritan Health
              Systems Project) Series 1993, (MBIA Insured),
              5.400% 12/01/05...................................  Aaa       AAA             1,666
   4,060    Greenlee County, Arizona, Industrial Development
              Authority, PCR Refunding, (Phelps Dodge
              Corporation Project) Series 1994,
              5.450% 06/01/09...................................  Baa3      BBB-            3,941
   4,160    Maricopa County, Arizona, Industrial Development
              Authority, Health Facilities Revenue, (Catholic
              Healthcare West Project) Series 1998A,
              4.350% 07/01/04...................................  Baa2      BBB             4,262

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ARIZONA  -- (CONTINUED)
 $   500    Maricopa County, Arizona, Industrial Development
              Authority, Single Family Mortgage Revenue, Series
              2001-1B, (GNMA/FHLMC COLL, Fannie Mae Liquidity
              Facility),
              5.000% 09/01/28...................................  NR        AAA        $      536
     500    Maricopa County, Arizona, Public Finance
              Corporation, Lease Revenue, Series 2001, (AMBAC
              Insured),
              5.500% 07/01/10...................................  Aaa       NR                578
   1,000    Maricopa County, Arizona, School District Number 028
              Kyrene Elementary, GO, Series 1995B, (FGIC
              Insured), Prerefunded 07/01/04 @ 100,
              5.900% 07/01/10...................................  Aaa       AAA             1,075
     500    Maricopa County, Arizona, Unified School District
              Number 041 Gilbert, GO Refunding, Series 2001,
              (FSA Insured),
              5.800% 07/01/14...................................  Aaa       AAA               603
   1,500    Maricopa County, Arizona, Unified School District
              Number 097, GO, (Deer Valley Project) Series
              1998F, (MBIA Insured),
              5.000% 07/01/11...................................  Aaa       NR              1,641
   1,000    Mesa, Arizona, Industrial Development Authority,
              Student Revenue, (ASU East/ Maricopa College
              Project) Series 2001A,
              6.000% 07/01/21...................................  NR        BBB-            1,015
   1,500    Mesa, Arizona, Street and Highway Revenue, Series
              2000, (FSA Insured),
              5.250% 07/01/18...................................  Aaa       AAA             1,619

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ARIZONA  -- (CONTINUED)
 $   910    Mohave County, Arizona, Elementary School District
              Number 016 Mohave Valley GO, Series 1997, (MBIA
              Insured),
              6.900% 07/01/07...................................  Aaa       AAA        $    1,088
   4,710    Phoenix, Arizona, Civic Improvement Corporation,
              Airport Revenue Refunding, Senior Lien, Series
              1999A, AMT, (FGIC Insured),
              5.500% 07/01/11...................................  Aaa       AAA             5,377
   1,000    Phoenix, Arizona, Civic Improvement Corporation,
              Excise Tax Revenue, Senior Lien, (Municipal
              Courthouse Project) Series 1999A,
              5.500% 07/01/12...................................  Aa2       AA+             1,140
     500    Phoenix, Arizona, Civic Improvement Corporation,
              Refunding Revenue, Senior Lien, AMT,
              5.250% 07/01/06...................................  Aa2       AA+               550
   1,000    Phoenix, Arizona, Industrial Development Authority,
              Government Office Lease Revenue, (Capital Mall LLC
              Project) Series 2000, (AMBAC Insured),
              5.200% 09/15/16...................................  Aaa       AAA             1,103
   1,190    Phoenix, Arizona, Industrial Development Authority,
              Multi-Family Housing Revenue, (Heather Ridge
              Apartments Project) Series 1998A, (FNMA COLL),
              5.200% 12/15/21...................................  NR        AAA             1,201

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ARIZONA  -- (CONTINUED)
 $   375    Phoenix, Arizona, Industrial Development Authority,
              Single Family Mortgage Revenue, Series 2000-1B,
              (GNMA/FNMA/FHLMC COLL),
              7.650% 12/01/24...................................  NR        AAA        $      427
   1,000    Phoenix, Arizona, Street and Highway User Revenue
              Refunding,
              4.600% 07/01/11...................................  A1        A+              1,074
   2,125    Pima County, Arizona, Unified School District, GO,
              Series 1995G, (MBIA Insured),
              7.300% 07/01/05...................................  Aaa       AAA             2,435
     500    Pinal County, Arizona, Unified School District
              Number 43 Apache Junction, GO, Series 1996A, (FGIC
              Insured), Prerefunded 07/01/06 @ 101,
              5.800% 07/01/11...................................  Aaa       AAA               572
   1,500    Salt River, Arizona, Agricultural Improvement and
              Power District, Electric Systems Revenue
              Refunding, (Salt River Project) Series 1993B,
              5.050% 01/01/06...................................  Aa2       AA              1,636
   8,685    Salt River, Arizona, Agricultural Improvement and
              Power District, Electric Systems Revenue
              Refunding, (Salt River Project) Series 2001A,
              5.250% 01/01/06...................................  Aa2       AA              9,529
   4,710    Salt River, Arizona, Agriculture Improvement and
              Power District, Electric Systems Revenue
              Refunding, (Salt River Project) Series 1993B,
              5.200% 01/01/08...................................  Aa2       AA              5,266

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ARIZONA  -- (CONTINUED)
 $   730    Salt River, Arizona, Agriculture Improvement and
              Power District, Electric Systems Revenue
              Refunding, (Salt River Project) Series 1993B,
              Prerefunded 01/01/03 @ 102,
              5.250% 01/01/11...................................  Aaa       AA         $      752
     130    Salt River, Arizona, Agriculture Improvement and
              Power District, Electric Systems Revenue, (Salt
              River Project) Series 1992,
              6.000% 01/01/13...................................  Aa2       AA                133
     270    Salt River, Arizona, Agriculture Improvement and
              Power District, Electric Systems Revenue,
              Unrefunded Balance, (Salt River Project) Series
              1993B,
              5.250% 01/01/11...................................  Aa2       AA                278
   2,985    Tucson and Pima County, Arizona, Industrial
              Development Authority, Single Family Mortgage
              Revenue, Series 2001A-1, AMT, (GNMA/FNMA/FHLMC
              COLL),
              4.650% 07/01/21...................................  NR        AAA             3,213
     500    Tucson, Arizona, Airport Authority, Revenue, Series
              2001, AMT, (AMBAC Insured),
              5.500% 06/01/12...................................  Aaa       AAA               565
   1,000    Tucson, Arizona, GO Refunding, Series 1995, (FGIC
              Insured),
              5.600% 07/01/07...................................  Aaa       AAA             1,104

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ARIZONA  -- (CONTINUED)
 $ 1,995    Tuscon & Pima County, Arizona, Industrial
              Development Authority, Single Family Mortgage
              Revenue, Series 2001A1, AMT, (GNMA/FNMA/FHLMC
              COLL),
              4.650% 01/01/34...................................  NR        AAA        $    2,192
   1,235    Yuma County, Arizona, Jail District Revenue, Series
              1996, (AMBAC Insured),
              5.300% 07/01/09...................................  Aaa       AAA             1,344
   1,000    Yuma, Arizona, Municipal Property Corporation,
              Municipal Facilities Revenue, Series 2001, (AMBAC
              Insured),
              5.000% 07/01/17...................................  Aaa       AAA             1,068
                                                                                       ----------
                                                                                           62,670
                                                                                       ----------
            ARKANSAS -- 1.4%
   8,725    Arkansas State, Federal Highway Grant Anticipation
              GO, Series 2001A,
              5.250% 08/01/09...................................  Aa2       AA              9,953
  10,000    Arkansas State, GO, Series 2000A,
              5.500% 08/01/11...................................  Aa2       AA             11,362
   7,000    Hot Springs, Arkansas, IDR Refunding, (Willamette
              Industries Project)
              Series 1991,
              6.650% 12/01/02...................................  NR        BBB             7,050
                                                                                       ----------
                                                                                           28,365
                                                                                       ----------
            CALIFORNIA -- 1.8%
   6,000    ABAG Finance Authority for Non-Profit Corporations,
              California, Multi-Family Revenue Refunding, Series
              2000B, (GTY-AGMT), Mandatory Put 8/15/08 @ 100,
              6.250% 08/15/30...................................  Baa3      BBB-            6,520
   2,000    California State, GO, Series 1990,
              7.000% 08/01/04...................................  A1        A+              2,191

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 1,540    California State, GO, Series 2000,
              5.250% 06/01/15...................................  A1        A+         $    1,686
   3,265    California State, GO, Series 2000,
              5.000% 12/01/16...................................  A1        A+              3,495
   1,000    California, Industry Urban Development Agency,
              Refunding Tax Allocation, (Transition Distribution
              Project) Series 1992-3, Prerefunded 11/01/02 @
              100.625,
              6.900% 11/01/07...................................  NR        A-              1,011
     295    California, Statewide Communities Development
              Authority, Certificates of Participation Revenue,
              (Cedar - Sinai Medical Center Project) Series
              1992,
              6.250% 08/01/03...................................  A3        NR                302
   3,115    California, Statewide Communities Development
              Authority, Certificates of Participation, (The
              Internext Group Project) Series 1999,
              4.000% 04/01/03...................................  NR        BBB             3,142
   5,500    California, Statewide Communities Development
              Authority, Revenue Certificates of Participation,
              Series 1993,
              5.400% 11/01/15...................................  A3        NR              5,681
  10,000    Los Angeles, California, Unified School District,
              Series 1998B,
              5.000% 07/01/18...................................  Aaa       AAA            10,679
     400    Southern California, Public Power Authority, Power
              Project Revenue, Unrefunded Balance, Series 1989,
              7.000% 07/01/05...................................  A2        A                 402
                                                                                       ----------
                                                                                           35,109
                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            COLORADO -- 2.5%
 $ 1,000    Adams County, Colorado, School District Number 012,
              GO, Series 1997, (FGIC Insured, State Aid
              Withholding),
              5.250% 12/15/09...................................  Aaa       AAA        $    1,128
   3,635    Aurora Centretech Metropolitan District, Colorado,
              GO Refunding, Series 1998C, (BNP Paribas LOC),
              Mandatory Put 12/01/08 @ 100,
              4.875% 12/01/28...................................  NR        AA-             3,886
   2,445    Boulder Larimer and Weld Counties, Colorado State,
              Vrain Valley School District, GO, Series 1997,
              (FGIC Insured),
              5.000% 12/15/10...................................  Aaa       AAA             2,709
  10,000    Colorado, E-470 Public Highway Authority, Revenue,
              Series 1997B, (MBIA Insured),
              9.730%& 09/01/12..................................  Aaa       AAA             6,884
   4,000    Colorado, Northwest Parkway Public Highway
              Authority, Revenue, Series 2001C,
              4.501%& 06/15/21..................................  Aaa       AAA             2,783
   3,075    Denver, Colorado, City and County Airport Revenue
              Refunding, Series 2000A, AMT, (AMBAC Insured),
              6.000% 11/15/15...................................  Aaa       AAA             3,523
  10,300    Denver, Colorado, City and County Airport Revenue,
              Series 1995C, (MBIA Insured),
              6.500% 11/15/12...................................  Aaa       AAA            12,696
   5,570    Denver, Colorado, City and County Excise Tax Revenue
              Refunding, Series 1999A, (FSA Insured),
              5.375% 09/01/11...................................  Aaa       AAA             6,276

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            COLORADO  -- (CONTINUED)
 $ 1,630    Denver, Colorado, Health and Hospital Authority,
              Healthcare Revenue, Series 2001A,
              6.000% 12/01/23...................................  Baa2      BBB+       $    1,693
   7,385    Douglas County, Colorado, School District Number 1,
              Douglas and Elbert Counties, GO, Series 2001,
              (MBIA Insured, State Aid Withholding),
              5.250% 12/15/13...................................  Aaa       AAA             8,419
                                                                                       ----------
                                                                                           49,997
                                                                                       ----------
            CONNECTICUT -- 0.8%
   6,465    Connecticut State, Housing Finance Authority,
              Revenue, (Housing Mortgage Finance Program) Series
              1997D-2, AMT, 5.600% 11/15/21.....................  Aaa       AAA             6,791
   9,800    Stamford, Connecticut, Housing Authority,
              Multifamily Revenue Refunding, (Fairfield
              Apartments Project) Series 1998, AMT, Mandatory
              Put 12/01/08 @ 100,
              4.750% 12/01/28...................................  A3        BBB+            9,732
                                                                                       ----------
                                                                                           16,523
                                                                                       ----------
            DISTRICT OF COLUMBIA -- 0.7%
   1,375    District Columbia, Revenue, (George University
              Project) Series 1988C, (MBIA Insured),
              4.850% 04/01/09...................................  Aaa       AAA             1,519
   2,000    District Columbia, Water and Sewer Authority, Public
              Utility Revenue, Series 1998, (FSA Insured),
              5.500% 10/01/11...................................  Aaa       AAA             2,322
   1,000    District of Columbia, Hospital Revenue Refunding,
              (Medlantic Healthcare Group Project) Series 1997A,
              (MBIA Insured),
              6.000% 08/15/06...................................  Aaa       AAA             1,143

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA  -- (CONTINUED)
 $ 1,350    District of Columbia, Hospital Revenue Refunding,
              (Medlantic Healthcare Group Project) Series 1997A,
              (MBIA Insured),
              6.000% 08/15/07...................................  Aaa       AAA        $    1,568
   3,050    District of Columbia, Revenue, (Georgetown
              University Project) Series 1988C, (MBIA Insured),
              5.050% 04/01/11...................................  Aaa       AAA             3,403
   2,000    District of Columbia, Revenue, (The Smithsonian
              Institute Project) Series 1997,
              5.000% 02/01/17...................................  Aaa       AAA             2,113
   1,500    Metropolitan Washington, District of Columbia,
              Airport Revenue, Series 1994A, AMT, (MBIA
              Insured),
              5.600% 10/01/06...................................  Aaa       AAA             1,616
                                                                                       ----------
                                                                                           13,684
                                                                                       ----------
            FLORIDA -- 5.1%
   1,000    Casselberry, Florida, Utility System Revenue
              Refunding, Series 1994, (FGIC Insured),
              5.050% 10/01/07...................................  Aaa       AAA             1,023
   1,000    Deerfield Beach, Florida, Water and Sewer Revenue
              Refunding, Series 1992, (FGIC Insured),
              6.125% 10/01/03...................................  Aaa       AAA             1,025
   2,700    Duval County, Florida, Housing Finance Authority,
              Multi-Family Housing Revenue Refunding, (United
              Dominion Realty Trust - Greentree Place Project)
              Series 1995, Mandatory Put 04/01/15 @ 100,
              6.750% 04/01/25...................................  NR        BBB-            2,850

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            FLORIDA  -- (CONTINUED)
 $ 4,450    Duval County, Florida, Housing Finance Authority,
              Multi-Family Mortgage Revenue Refunding, (The Cove
              Project) Series 1992,
              6.100% 10/01/02...................................  NR        AAA        $    4,450
   4,370    Escambia County, Florida, Housing Finance Authority,
              Single-Family Mortgage, Revenue, Series 1999, AMT,
              (FNMA/GNMA COLL),
              4.500% 10/01/09...................................  Aaa       NR              4,634
   2,500    Florida State, Board of Education, Capital Outlay
              Refunding GO, Series 1995D,
              4.750% 06/01/07...................................  Aa2       AA+             2,685
   3,990    Florida State, Board of Education, Capital Outlay
              Refunding GO, Series 1998B,
              5.250% 06/01/11...................................  Aa2       AA+             4,589
   3,035    Florida State, Board of Education, Public Education
              Capital Outlay GO, Series 1995A, Prerefunded
              01/01/05 @ 101,
              5.400% 01/01/06...................................  Aa2       AA+             3,308
   5,575    Florida State, Board of Education, Public Education
              Capital Outlay GO, Series 1996A,
              5.500% 06/01/06...................................  Aa2       AA+             6,225
   4,000    Florida State, Division of Bond Financing,
              Department of General Services, Revenue,
              (Department of Natural Resources - Preservation
              2000 Project) Series 1995A, (AMBAC Insured),
              Prerefunded 07/01/05 @ 101,
              5.500% 07/01/06...................................  Aaa       AAA             4,438

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            FLORIDA  -- (CONTINUED)
 $ 7,440    Florida, Housing Finance Agency, Multi-Family
              Housing Revenue Refunding, (Altamonte Project)
              Series 1994C, Mandatory Put 12/01/03 @ 100,
              7.000% 12/01/24...................................  NR        BBB+       $    7,658
   2,000    Florida, Housing Finance Agency, Multi-Family
              Housing Revenue Refunding, (United Dominion Realty
              Trust - Andover Project) Series 1996E, AMT,
              Mandatory Put 05/01/08 @ 100,
              6.350% 05/01/26...................................  NR        BBB+            2,099
   4,695    Florida, Ports Financing Commission Revenue, State
              Transportation Trust Fund, Series 1996, (MBIA
              Insured),
              6.000% 06/01/06...................................  Aaa       AAA             5,262
   4,000    Jacksonville, Florida, Electric Authority, Revenue
              Refunding, (St. John River Project) Series
              1993-10,
              6.500% 10/01/03...................................  Aa2       AA              4,139
   2,500    Lakeland, Florida, Electrical and Water Revenue,
              Series 1996, Prerefunded 10/01/06 @ 102,
              5.500% 10/01/26...................................  NR        AAA             2,872
   2,000    Lee County, Florida, Water and Sewer Revenue, Series
              1999A, (AMBAC Insured),
              4.750% 10/01/19...................................  Aaa       AAA             2,074
   1,000    Manatee County, Florida, Public Utilities Revenue
              Refunding, Series 1991B, (MBIA Insured),
              6.300% 10/01/02...................................  Aaa       AAA             1,000

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            FLORIDA  -- (CONTINUED)
 $ 1,000    Manatee County, Florida, Public Utilities Revenue
              Refunding, Series 1991B, (MBIA Insured),
              6.400% 10/01/03...................................  Aaa       AAA        $    1,024
   5,000    Miami-Dade County, Florida, Aviation Revenue
              Refunding, Series 1998A, AMT,
              5.250% 10/01/07...................................  Aaa       AAA             5,560
   4,075    North Broward, Florida, Hospital District Revenue
              Refunding, Series 1997,
              5.250% 01/15/11...................................  Aaa       AAA             4,500
   2,000    Orange County, Florida, Public Facilities Revenue,
              Series 1994A, (AMBAC Insured),
              5.450% 10/01/05...................................  Aaa       AAA             2,178
   3,060    Orlando and Orange County, Florida, Expressway
              Authority, Revenue Refunding, Senior Lien, Series
              1993, (AMBAC Insured),
              5.375% 07/01/08...................................  Aaa       AAA             3,207
   2,300    Orlando and Orange County, Florida, Expressway
              Authority, Revenue, Series 1988, (AMBAC Insured),
              7.625% 07/01/18...................................  Aaa       AAA             2,550
   1,000    Osceola County, Florida, Transportation Revenue,
              (Osceola Parkway Project) Series 1992, (MBIA
              Insured),
              5.850% 04/01/06...................................  Aaa       AAA             1,024
   1,000    Palm Beach County, Florida, Criminal Justice
              Facilities Revenue, Series 1994, (FGIC Insured),
              Prerefunded 06/01/04 @ 102,
              5.850% 06/01/07...................................  Aaa       AAA             1,090

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            FLORIDA  -- (CONTINUED)
 $ 7,000    Pinellas County, Florida, Housing Authority, Housing
              Revenue, (Affordable Housing Project), Series
              2001, (FSA Insured),
              4.600% 12/01/10...................................  Aaa       AAA        $    7,610
   5,000    Tampa, Florida, Health Systems Revenue, (Catholic
              Health East Project) Series 1998A-1, (MBIA
              Insured),
              5.500% 11/15/13...................................  Aaa       AAA             5,814
   4,000    Tampa, Florida, Health Systems Revenue, (Catholic
              Health East Project) Series 1998A-1, (MBIA
              Insured),
              5.500% 11/15/14...................................  Aaa       AAA             4,647
   2,000    Tampa, Florida, Water and Sewer Revenue, Series
              1987,
              6.800% 10/01/07...................................  NR        AAA             2,269
                                                                                       ----------
                                                                                          101,804
                                                                                       ----------
            GEORGIA -- 1.4%
   3,500    Cartersville, Georgia, Development Authority, Sewer
              Facilities Revenue Refunding, (Anheuser-Busch
              Companies, Inc. Project) Series 1997, AMT,
              5.625% 05/01/09...................................  A1        A+              3,922
   5,635    DeKalb County, Georgia, Special Recreation Tax
              District, GO,
              5.000% 12/01/13...................................  Aaa       AA+             6,416
   5,000    Fulton and DeKalb Counties, Georgia, Hospital
              Authority, GO Refunding Certificates, (Grady
              Memorial Hospital Project) Series 1993, (MBIA
              Insured),
              5.250% 01/01/04...................................  Aaa       AAA             5,225

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            GEORGIA  -- (CONTINUED)
 $ 3,000    Fulton County, Georgia, Building Authority, Revenue
              Refunding, (County Government and Health
              Facilities Project) Series 1992A,
              6.125% 01/01/10...................................  Aa3       AA         $    3,092
   1,105    Fulton County, Georgia, Development Authority,
              Revenue, (Clark Atlanta University Project) Series
              1995, (CONNIE LEE Insured),
              5.100% 01/01/05...................................  NR        AAA             1,188
   1,000    Georgia State, GO, Series 1991C,
              6.500% 04/01/04...................................  Aaa       AAA             1,072
   4,400    Georgia State, GO, Series 1997C,
              6.250% 08/01/09...................................  Aaa       AAA             5,281
   1,000    Georgia, Municipal Electric Authority, Power Revenue
              Refunding, Series 1993A, (GO of Participants),
              4.900% 01/01/03...................................  A2        A+              1,009
                                                                                       ----------
                                                                                           27,205
                                                                                       ----------
            HAWAII -- 0.6%
   1,000    Hawaii State, Department Budget and Finance Special
              Purpose Revenue, (Kapiolani Health Care Systems
              Project) Series 1993,
              6.400% 07/01/13...................................  Baa1      BBB+            1,031
   2,000    Hawaii State, GO Refunding, Series 1997, (FGIC
              Insured),
              5.000% 03/01/04...................................  Aaa       AAA             2,094
   4,680    Honolulu City and County, Hawaii, GO Refunding,
              Series 1990A,
              7.350% 07/01/04...................................  Aa3       AA-             5,126
   2,500    Honolulu City and County, Hawaii, GO Refunding,
              Series 1990A,
              7.350% 07/01/07...................................  Aa3       AA-             3,006
                                                                                       ----------
                                                                                           11,257
                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            IDAHO -- 0.0%+
 $    65    Idaho, Housing Agency, Single Family Mortgage
              Revenue, Series 1989D-2, (FHA/VA Mortgages),
              7.850% 01/01/21...................................  NR        AA         $       65
     205    Idaho, Housing Agency, Single Family Mortgage
              Revenue, Series 1990A, (FHA/VA Mortgages),
              7.500% 07/01/24...................................  NR        AA                209
      90    Idaho, Housing Agency, Single Family Mortgage
              Revenue, Series 1990C-1, (FHA/VA Mortgages),
              7.650% 07/01/10...................................  Aa1       AA                 90
                                                                                       ----------
                                                                                              364
                                                                                       ----------
            ILLINOIS -- 9.4%
   2,370    Chicago, Illinois, Board of Education GO, Series
              1997, (AMBAC Insured),
              5.250% 12/01/05...................................  Aaa       AAA             2,608
   5,195    Chicago, Illinois, City Colleges Chicago Capital
              Improvement GO, Series 1999, (FGIC Insured),
              6.000% 01/01/11...................................  Aaa       AAA             6,112
   1,000    Chicago, Illinois, Emergency Telephone Systems GO,
              Series 1998, (FGIC Insured),
              5.550% 01/01/08...................................  Aaa       AAA             1,140
   2,000    Chicago, Illinois, Equipment Notes GO, Series 1998,
              (FGIC Insured),
              5.000% 01/01/08...................................  Aaa       AAA             2,203
   2,500    Chicago, Illinois, Gas Supply Revenue, (Peoples Gas
              Light and Coke Project) Series 1985A,
              6.875% 03/01/15...................................  Aa3       A-              2,560
   5,650    Chicago, Illinois, GO Refunding, Series 1999, (FGIC
              Insured),
              5.000% 01/01/15...................................  Aaa       AAA             6,078
   7,105    Chicago, Illinois, GO Refunding, Series 1999, (FGIC
              Insured),
              5.250% 01/01/18...................................  Aaa       AAA             8,007

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ILLINOIS  -- (CONTINUED)
 $10,000    Chicago, Illinois, GO Refunding, Series 1999A, (FGIC
              Insured),
              5.000% 01/01/08...................................  Aaa       AAA        $   11,016
   5,000    Chicago, Illinois, Housing Authority, Capital
              Program Revenue, Series 2001,
              5.375% 07/01/13...................................  Aa3       AA              5,410
   3,750    Chicago, Illinois, Metropolitan Water Reclamation
              District, Greater Chicago Capital Improvement GO,
              Series 1993,
              5.000% 12/01/02...................................  Aaa       AA+             3,772
   1,500    Chicago, Illinois, Metropolitan Water Reclamation
              District, Greater Chicago GO Refunding,
              5.250% 12/01/04...................................  Aaa       AA+             1,613
   1,000    Chicago, Illinois, Metropolitan Water Reclamation
              District, Greater Chicago, Capital Improvement
              Bonds GO,
              6.750% 01/01/04...................................  Aaa       AA+             1,063
   5,640    Chicago, Illinois, O'Hare International Airport
              Revenue Refunding, Series 1993C, (MBIA Insured),
              5.000% 01/01/11...................................  Aaa       AAA             6,280
  10,000    Chicago, Illinois, O'Hare International Airport
              Revenue Refunding, Series 1999, (AMBAC Insured),
              5.500% 01/01/12...................................  Aaa       AAA            11,104
  10,200    Chicago, Illinois, Park District, GO, Series 1995,
              6.600% 11/15/14...................................  Aa3       AA             11,607
   1,135    Chicago, Illinois, Park District, GO, Series 1997,
              (AMBAC Insured),
              5.250% 01/01/09...................................  Aaa       AAA             1,251
   1,195    Chicago, Illinois, Park District, GO, Series 1997,
              (AMBAC Insured),
              5.250% 01/01/10...................................  Aaa       AAA             1,314

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ILLINOIS  -- (CONTINUED)
 $ 1,260    Chicago, Illinois, Park District, GO, Series 1997,
              (AMBAC Insured),
              5.250% 01/01/11...................................  Aaa       AAA        $    1,386
   1,325    Chicago, Illinois, Park District, GO, Series 1997,
              (AMBAC Insured),
              5.250% 01/01/12...................................  Aaa       AAA             1,457
   1,000    Chicago, Illinois, Public Building Commission
              Revenue, Chicago Transit Authority, Series 1995,
              (AMBAC Insured), Prerefunded 01/01/05 @ 100,
              6.600% 01/01/15...................................  Aaa       AAA             1,107
   1,160    Chicago, Illinois, School Finance Authority, GO,
              Series 1994A, (MBIA Insured),
              4.900% 06/01/05...................................  Aaa       AAA             1,242
   2,000    Chicago, Illinois, Water Revenue Refunding, Series
              1992, (AMBAC Insured),
              5.600% 11/01/04...................................  Aaa       AAA             2,047
   1,490    Chicago, Illinois, Water Revenue Refunding, Series
              1993, (FGIC Insured),
              5.100% 11/01/08...................................  Aaa       AAA             1,669
   4,000    Chicago, Illinois, Water Revenue, Series 1992,
              (AMBAC Insured),
              5.400% 11/01/02...................................  Aaa       AAA             4,013
   2,100    Cook and Lake Counties, Illinois, Northwest Water
              Commission, Water Revenue, Series 1993, (MBIA
              Insured),
              5.000% 05/01/08...................................  Aaa       AAA             2,141
   1,000    Cook County, Illinois, Capital Improvement GO,
              Series 1996, (FGIC Insured),
              5.400% 11/15/07...................................  Aaa       AAA             1,119
   2,000    Cook County, Illinois, Community College District
              Number 508, Certificates of Participation, Series
              1990, (FGIC Insured),
              8.750% 01/01/07...................................  Aaa       AAA             2,490

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ILLINOIS  -- (CONTINUED)
 $ 2,265    Cook County, Illinois, School District Number 135,
              GO Refunding, Series 1995, (FGIC Insured),
              5.450% 12/01/08...................................  Aaa       AAA        $    2,543
   2,350    Cook County, Illinois, School District Number 135,
              GO Refunding, Series 1995, (FGIC Insured),
              5.550% 12/01/09...................................  Aaa       AAA             2,626
   1,145    Du Page County, Illinois, School District, GO,
              Series 1997, (FGIC Insured),
              6.750% 02/01/11...................................  Aaa       NR              1,420
   6,850    Illinois State, GO, Series 2000, Prerefunded
              06/01/10 @ 100,
              5.750% 06/01/15...................................  Aaa       AAA             8,065
  12,500    Illinois State, Sales Tax Revenue Refunding, Series
              1993S,
              6.000% 06/15/03...................................  Aa2       AAA            12,890
   5,025    Illinois, Development Financial Authority, Solid
              Waste Disposal Revenue, (Waste Management Inc.
              Project) Series 1997, AMT,
              5.050% 01/01/10...................................  NR        BBB             4,950
   1,400    Illinois, Educational Facilities Authority, Revenue
              Refunding, (University of Chicago Project) Series
              1993C,
              5.000% 07/01/06...................................  Aa1       AA              1,463
   1,000    Illinois, Educational Facilities Authority, Revenue,
              (Northwestern University Project) Series 1993,
              5.000% 12/01/02...................................  Aa1       AA+             1,006
   1,030    Illinois, Educational Facilities Authority, Revenue,
              (Shedd Aquarium Society Project) Series 1997,
              (AMBAC Insured),
              5.150% 07/01/09...................................  Aaa       AAA             1,155

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ILLINOIS  -- (CONTINUED)
  $1,025    Illinois, Educational Facilities Authority, Revenue,
              (Shedd Aquarium Society Project) Series 1997,
              (AMBAC Insured),
              5.250% 07/01/10...................................  Aaa       AAA        $    1,151
   1,145    Illinois, Educational Facilities Authority, Revenue,
              (Shedd Aquarium Society Project) Series 1997,
              (AMBAC Insured),
              5.300% 07/01/11...................................  Aaa       AAA             1,287
   3,000    Illinois, Educational Facilities Authority, Revenue,
              (University of Chicago Project) Series 1998B,
              Mandatory Put 07/01/04 @ 100,
              4.400% 07/01/25...................................  Aa1       AA              3,131
     635    Illinois, Health Facilities Authority, Revenue,
              (Franciscan Sisters Health Care Hospital) Series
              1994A, (MBIA Insured),
              6.500% 09/01/05...................................  Aaa       AAA               719
   6,320    Illinois, Health Facilities Authority, Revenue,
              (Highland Park Hospital Project) Series 1991B,
              (FGIC Insured), Prerefunded 10/01/07 @ 102,
              5.900% 10/01/12...................................  Aaa       AAA             7,449
   1,400    Illinois, Health Facilities Authority, Revenue,
              (Northwestern Memorial Hospital) Series 1994A,
              5.300% 08/15/03...................................  Aa2       AA+             1,442
   1,700    Illinois, Health Facilities Authority, Revenue,
              (Northwestern Memorial Hospital) Series 1994A,
              5.400% 08/15/04...................................  Aa2       AA+             1,808
   2,400    Illinois, Metropolitan Pier and Exposition
              Authority, Revenue, Series 1992, (MBIA-IBC
              Insured),
              6.500% 06/01/05...................................  Aaa       AAA             2,685

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ILLINOIS  -- (CONTINUED)
 $ 1,580    Illinois, Metropolitan Pier and Exposition
              Authority, Revenue, Series 1996A, (AMBAC Insured),
              6.000% 12/15/06...................................  Aaa       AAA        $    1,813
   6,985    Illinois, Northwest Municipal Junction Action, Water
              Agency and Supply Systems Revenue, Series 1997,
              (MBIA Insured),
              5.125% 05/01/11...................................  Aaa       AAA             7,771
   1,670    Illinois, University Housing and Auxillary
              Facilities Systems Revenue, Series 1996, (MBIA
              Insured),
              5.000% 10/01/07...................................  Aaa       AAA             1,852
   1,120    Kane County, Illinois, Public Building Commission,
              Community College Facilities Revenue Refunding,
              (Elgin Community College 509 Project) Series
              1993A, (FGIC Insured),
              5.300% 12/01/07...................................  Aaa       AAA             1,147
   1,210    Kane County, Illinois, Public Building Commission,
              Community College
              Facilities Revenue Refunding, (Elgin Community
              College 509 Project) Series 1993A, (FGIC Insured),
              5.300% 12/01/08...................................  Aaa       AAA             1,240
   1,000    Lake County, Illinois, Warren Township High School
              District Number 121 Gurnee, GO Refunding, Series
              1995, (FGIC Insured),
              5.050% 01/01/07...................................  Aaa       AAA             1,085
     530    Lansing, Illinois, Sales Tax Increment Revenue
              Refunding, (Landings Redevelopment Project) Series
              1992,
              6.500% 12/01/02...................................  NR        BBB               534

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ILLINOIS  -- (CONTINUED)
 $ 1,005    McLean County, Illinois, School District Number 087
              Bloomington, GO,
              5.000% 02/01/04...................................  Aa2       NR         $    1,016
   3,300    Regional Transportation Authority of Illinois,
              Revenue, Series 1994A, (AMBAC Insured),
              5.800% 06/01/05...................................  Aaa       AAA             3,576
   1,750    Regional Transportation of Illinois Authority,
              Series 1994C, (FGIC Insured, GO of Authority),
              7.750% 06/01/11...................................  Aaa       AAA             2,316
   2,000    Rosemont, Illinois, Series 1991A, (FGIC Insured),
              6.750% 02/01/08...................................  Aaa       AAA             2,034
   1,800    Southern Illinois University, Housing and Auxillary
              Facilities Systems Revenue, Series 1996A, (MBIA
              Insured),
              5.100% 04/01/05...................................  Aaa       AAA             1,941
   2,250    Springfield, Illinois, Electric Revenue, Senior
              Lien,
              6.500% 03/01/07...................................  Aa3       A+              2,611
   1,000    Waukegan, Illinois, GO, Series 1992, (MBIA Insured),
              6.550% 12/30/05...................................  Aaa       AAA             1,012
                                                                                       ----------
                                                                                          187,547
                                                                                       ----------
            INDIANA -- 3.1%
   1,685    Carmel, Indiana, High School Building Corporation,
              Refunding Revenue, Series 1994, (MBIA Insured,
              State Aid Withholding),
              5.250% 07/15/09...................................  Aaa       AAA             1,816
   1,200    Clay, Indiana, School Building Corporation,
              Refunding Revenue, Series 1993, (MBIA Insured,
              State Aid Withholding), Prerefunded 01/01/03 @
              102,
              6.000% 07/01/06...................................  Aaa       AAA             1,238

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            INDIANA  -- (CONTINUED)
 $ 2,500    Columbus, Indiana, Four Star School Building
              Revenue, Series 1995, (MBIA Insured, State Aid
              Withholding),
              5.700% 01/15/08...................................  Aaa       AAA        $    2,794
   1,575    Hamilton County, Indiana, County Option Income Tax
              Revenue, Series 1998, (FSA Insured),
              5.250% 07/10/12...................................  Aaa       AAA             1,746
   1,140    Hamilton, Southeastern Indiana, North Del School
              Building Corporation, Revenue, Series 1996, (AMBAC
              Insured, State Aid Withholding),
              5.300% 07/15/11...................................  Aaa       AAA             1,271
   1,385    Hamilton, Southeastern Indiana, Consolidated School
              Building Corporation, Revenue, Series 1995, (AMBAC
              Insured, State Aid Withholding), Prerefunded
              07/15/05 @ 102,
              5.750% 07/15/09...................................  Aaa       AAA             1,561
   3,170    Hamilton, Southeastern Indiana, Consolidated School
              Building Corporation, Revenue, Series 1996, (AMBAC
              Insured, State Aid Withholding),
              5.500% 01/15/12...................................  Aaa       AAA             3,511
   6,000    Indiana State, Development Finance Authority, PCR
              Refunding, (Southern Indiana Gas and Electric
              Project) Series 1998C, AMT, Mandatory Put 03/01/06
              @ 100,
              5.000% 03/01/30...................................  A2        BBB+            6,275
   1,100    Indiana, Bond Bank Revenue, (State Revolving Fund
              Project) Series 1995A,
              6.875% 02/01/12...................................  NR        AAA             1,235

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            INDIANA  -- (CONTINUED)
 $ 4,390    Indiana, Health Facilities Financing Authority,
              Hospital Revenue, (Clarian Health Partners, Inc.
              Project) Series 1996A,
              5.000% 02/15/04...................................  Aa3       AA         $    4,566
   2,880    Indiana, Health Facilities Financing Authority,
              Hospital Revenue, (Methodist Hospital of Indiana,
              Inc. Project) Series 1992A, (Escrowed to
              Maturity),
              5.750% 09/01/15...................................  NR        AA-             2,938
   1,035    Indiana, Ivy Tech State College Revenue, Series
              1997E, (AMBAC Insured),
              5.000% 07/01/07...................................  Aaa       AAA             1,146
   1,000    Indiana, Ivy Tech State College Revenue, Series
              1997E, (AMBAC Insured),
              5.050% 07/01/09...................................  Aaa       AAA             1,101
   3,000    Indiana, Municipal Power Agency, Power Supply
              Systems Revenue Refunding, Series 1993B, (MBIA
              Insured),
              5.375% 01/01/03...................................  Aaa       AAA             3,029
   1,000    Indiana, Transportation Financing Authority, Highway
              Revenue, Series 1998A, (MBIA Insured),
              5.250% 12/01/13...................................  Aaa       AAA             1,121
   1,500    Indiana, Transportation Financing Authority, Highway
              Revenue, Series 1998A, (MBIA Insured),
              5.250% 12/01/14...................................  Aaa       AAA             1,660
   1,000    Indiana, University of Indiana Revenue, Series
              1998K,
              5.800% 08/01/11...................................  Aa2       AA              1,117
   1,000    Indiana, University of Indiana Revenue, Series
              1998K,
              5.900% 08/01/12...................................  Aa2       AA              1,077
   1,520    Indiana, University of Indiana Revenue, Series
              1998L,
              5.000% 08/01/09...................................  Aa2       AA              1,669

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            INDIANA  -- (CONTINUED)
 $ 2,510    Indiana, University of Indiana Revenue, Series
              1998L,
              5.000% 08/01/10...................................  Aa2       AA         $    2,730
   1,360    Indianapolis, Indiana, Airport Authority, Revenue
              Refunding, Series 1996A, (FGIC Insured),
              5.000% 07/01/04...................................  Aaa       AAA             1,436
   2,500    Indianapolis, Indiana, Airport Authority, Special
              Facilities Revenue, (Federal Express Corporation
              Project) Series 1994, AMT,
              7.100% 01/15/17...................................  Baa2      BBB             2,681
   1,800    Indianapolis, Indiana, Local Public Improvement Bond
              Bank Revenue, Series 1993A,
              5.550% 01/10/06...................................  Aaa       AAA             1,856
   1,000    Marion County, Indiana, Hospital Authority, Hospital
              Facilities Revenue, (Community Hospital
              Indianapolis Project) Series 1983,
              6.000% 05/01/04...................................  Aaa       AAA             1,045
   1,140    Pike Township, Indianapolis, School Building
              Corporation, Refunding Revenue, Series 1993,
              (State Aid Withholding),
              4.800% 08/01/05...................................  A1        AA              1,165
   1,000    Plymouth, Indiana, Multi School Building Refunding
              Revenue, Series 1995, (MBIA Insured, State Aid
              Withholding),
              5.550% 07/01/09...................................  Aaa       AAA             1,095
   1,005    Shelby County, Indiana, Jail Building Corporation,
              Refunding Revenue, Series 1996, (MBIA Insured),
              5.300% 07/15/07...................................  Aaa       AAA             1,111
   1,045    Shelby County, Indiana, Jail Building Corporation,
              Refunding Revenue, Series 1996, (MBIA Insured),
              5.400% 07/15/08...................................  Aaa       AAA             1,164

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            INDIANA  -- (CONTINUED)
 $   525    St. Joseph County, Indiana, Hospital Authority,
              Hospital Facilities Revenue, (St. Joseph Hospital
              South Bend) Series 1979,
              8.500% 12/01/04...................................  Aaa       AAA        $      567
   1,000    Tippecanoe County, Indiana, School Building
              Corporation, Revenue, Series 1994, (MBIA Insured,
              State Aid Withholding), Prerefunded 01/15/04 @
              102,
              5.800% 07/15/09...................................  Aaa       AAA             1,074
   1,085    Westfield, Indiana, Housing Building Corporation,
              Refunding Revenue, Series 1998, (AMBAC Insured,
              State Aid Withholding),
              5.100% 01/05/12...................................  Aaa       AAA             1,195
   1,185    Westfield, Indiana, Housing Building Corporation,
              Refunding Revenue, Series 1998, (AMBAC Insured,
              State Aid Withholding),
              5.100% 07/05/12...................................  Aaa       AAA             1,305
   1,745    Westfield, Indiana, Housing Building Corporation,
              Refunding Revenue, Series 1998, (AMBAC Insured,
              State Aid Withholding),
              5.250% 01/05/14...................................  Aaa       AAA             1,909
                                                                                       ----------
                                                                                           61,204
                                                                                       ----------
            IOWA -- 0.6%
   9,650    Iowa, Student Loan Liquidity Corporation, Student
              Loan Revenue Refunding, Series 1998J, AMT, (AMBAC
              Insured),
              4.800% 06/01/09...................................  Aaa       AAA            10,313

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            IOWA  -- (CONTINUED)
 $ 1,000    Polk County, Iowa, GO Refunding, Series 1993, (FGIC
              Insured),
              5.100% 12/01/03...................................  Aaa       AAA        $    1,042
                                                                                       ----------
                                                                                           11,355
                                                                                       ----------
            KANSAS -- 1.2%
   5,000    Kansas State, Department of Transportation, Highway
              Revenue, Series 1992,
              7.250% 03/01/05...................................  Aa2       AA+             5,642
   5,000    Kansas State, Development Finance Authority,
              Revenue, (Board of Regents - Rehabilitation
              Project) Series 1997G-2, (AMBAC Insured),
              5.500% 10/01/06...................................  Aaa       AAA             5,631
   4,500    Kansas State, Development Finance Authority,
              Revenue, Series 1998A,
              4.800% 06/01/13...................................  NR        A-              4,846
   2,175    Labette County, Kansas, Single-Family Mortgage
              Revenue, Zero Coupon Capital Accumulator Bonds,
              Series 1982, (Escrowed to Maturity),
              11.920%& 12/01/14.................................  Aaa       A-              1,319
   5,000    Wichita, Kansas, Hospital Revenue Refunding, Series
              2001-III,
              6.250% 11/15/18...................................  NR        A+              5,658
                                                                                       ----------
                                                                                           23,096
                                                                                       ----------
            KENTUCKY -- 0.4%
   4,000    Carroll County, Kentucky, Collateralized PCR,
              (Kentucky Utilities Company Project) Series 1992A,
              (COLL Insured),
              7.450% 09/15/16...................................  A1        A               4,098
     180    Kentucky State, Turnpike Authority, Toll Road
              Revenue, Series 1986A, Prerefunded 07/01/06 @ 100,
              5.500% 07/01/07...................................  Aa3       AA-               202

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            KENTUCKY  -- (CONTINUED)
 $ 3,625    Kentucky, Housing Corporation Revenue, Series 1993B,
              (FHA/VA/FNMA Mortgages),
              4.850% 07/01/04...................................  Aaa       AAA        $    3,792
                                                                                       ----------
                                                                                            8,092
                                                                                       ----------
            LOUISIANA -- 0.6%
   2,000    Jefferson Parish, Louisiana, Home Mortgage
              Authority, Series 1995A,
              (GNMA/FNMA Insured),
              6.200% 12/01/20...................................  NR        AAA             2,161
     605    Louisiana, Public Facilities Authority, Revenue,
              Single Family Mortgage Public, Series 1991A, (POOL
              Insured),
              7.375% 10/01/12...................................  Aa2       NR                618
   6,000    Plaquemines, Louisiana, Port Harbor and Terminal
              District Marine, Terminal Facility Revenue
              Refunding, Series 2001,
              5.000% 09/01/07...................................  Baa2      BBB-            6,289
   3,700    Plaquemines, Louisiana, Port Harbour and District
              Marine Terminal Facilities Revenue Refunding,
              (Electro-Coal Project) Series 2001B,
              5.000% 09/01/07...................................  A3        BBB-            3,878
                                                                                       ----------
                                                                                           12,946
                                                                                       ----------
            MAINE -- 0.1%
   2,000    Maine, Municipal Bond Bank Revenue Refunding, Series
              1993A, (GO of Bond Bank),
              5.300% 11/01/06...................................  Aa1       AAA             2,089
                                                                                       ----------
            MARYLAND -- 1.1%
   1,500    Baltimore, Maryland, Port Facilities Revenue, (E.I.
              duPont de Nemours and Company Project) Series
              1985,
              6.500% 12/01/10...................................  Aa3       AA-             1,551

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MARYLAND  -- (CONTINUED)
 $ 2,300    Maryland State, Energy Financing Administration,
              Solid Waste Disposal Revenue, (Whellabrator Water
              Projects) Series 1996,
              5.550% 12/01/02...................................  NR        A-         $    2,313
  10,925    Maryland State, Transportation Department Revenue,
              Series 2002
              5.500% 02/01/10...................................  Aa2       AA             12,655
      35    Prince Georges County, Maryland, Solid Waste
              Management System Revenue, Series 1993, (FSA
              Insured), Prerefunded 06/15/03 @ 102,
              5.200% 06/15/06...................................  Aaa       AAA                37
   3,465    Prince Georges County, Maryland, Solid Waste
              Management System Revenue, Unrefunded Balance,
              Series 1993,
              5.200% 06/15/06...................................  Aaa       AAA             3,626
   2,500    Washington County, Maryland, Suburban Sanitation
              District Authority, Water Supply GO Refunding,
              Series 1993,
              4.900% 12/01/05...................................  Aaa       AAA             2,643
                                                                                       ----------
                                                                                           22,825
                                                                                       ----------
            MASSACHUSETTS -- 3.1%
   3,000    Massachusetts Bay, Transportation Authority, Revenue
              Refunding, Series 1993A, (MBIA-IBC Insured, GO of
              Authority, State GTD),
              5.500% 03/01/09...................................  Aaa       AAA             3,433
   5,000    Massachusetts State, GO Refunding, Series 1993C,
              5.000% 08/01/07...................................  Aa2       AA-             5,240
  11,840    Massachusetts State, GO Refunding, Series 1993C,
              (AMBAC Insured),
              4.950% 08/01/05...................................  Aaa       AAA            12,402

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MASSACHUSETTS  -- (CONTINUED)
 $ 8,000    Massachusetts State, GO Refunding, Series 1996A,
              5.000% 11/01/09...................................  Aa2       AA-        $    8,788
   6,800    Massachusetts State, Industrial Financing Agency,
              Recovery Revenue, (Ogden Haverhill Project) Series
              1998A,
              5.350% 12/01/10...................................  NR        BBB             6,384
   1,000    Massachusetts State, Industrial Financing Agency,
              Revenue, (Babson College Issue Project) Series
              1998A, (MBIA Insured),
              5.000% 10/01/18...................................  Aaa       AAA             1,054
   6,000    Massachusetts State, Water Resources Authority,
              General Revenue Refunding, Series 1993B,
              5.125% 03/01/04...................................  Aa3       AA              6,206
   3,235    Massachusetts, Educational Financing Authority,
              Education Loan Revenue Refunding, Series 1999A,
              (AMBAC Insured),
              4.100% 07/01/05...................................  Aaa       AAA             3,407
   3,490    Massachusetts, Educational Financing Authority,
              Educational Loan Revenue Refunding, Series 1999A,
              AMT, (AMBAC Insured),
              4.750% 07/01/11...................................  Aaa       AAA             3,752
   3,300    Massachusetts, Educational Financing Authority,
              Educational Revenue, Series 1998C, AMT, (MBIA
              Insured),
              4.600% 12/01/08...................................  Aaa       AAA             3,535
   2,930    Massachusetts, Educational Financing Authority,
              Educational Revenue, Series 1998C, AMT, (MBIA
              Insured),
              4.700% 12/01/09...................................  Aaa       AAA             3,133

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MASSACHUSETTS  -- (CONTINUED)
 $ 2,000    Massachusetts, University of Lowell Building
              Authority, Revenue, Series 1995A, (AMBAC Insured),
              5.700% 11/01/09...................................  Aaa       AAA        $    2,251
   2,000    New England Education Loan Marketing Company of
              Massachusetts, Student Loan Revenue Refunding,
              Series 1993A, AMT,
              5.700% 07/01/05...................................  Aa2       AA              2,161
                                                                                       ----------
                                                                                           61,746
                                                                                       ----------
            MICHIGAN -- 2.4%
   1,895    Chippewa Valley, Michigan, Schools Refunding GO,
              Series 1994, (FGIC Q-SBLF Insured),
              5.000% 05/01/08...................................  Aaa       AAA             2,027
   1,000    Chippewa Valley, Michigan, Schools Refunding GO,
              Series 1994, (FGIC Q-SBLF Insured),
              5.100% 05/01/09...................................  Aaa       AAA             1,068
   7,500    Detroit, Michigan, Convention Facilities, Revenue
              Refunding, (Cobo Hall Expansion Project) Series
              1993, (FSA Insured),
              5.100% 09/30/04...................................  Aaa       AAA             8,008
   2,000    Detroit, Michigan, GO Refunding, Series 1995B,
              7.000% 04/01/04...................................  Baa1      A-              2,152
   1,000    Detroit, Michigan, Water Supply Systems Refunding
              Revenue, Series 1995B, (MBIA Insured),
              5.300% 07/01/09...................................  Aaa       AAA             1,139
   1,205    Grand Rapids, Michigan, Building Authority, Revenue,
              5.000% 04/01/12...................................  Aa2       AA              1,357
   1,000    Grand Rapids, Michigan, Building Authority, Revenue,
              5.000% 04/01/13...................................  Aa2       AA              1,128
   1,415    Grand Rapids, Michigan, Building Authority, Revenue,
              5.000% 04/01/14...................................  Aa2       AA              1,592

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MICHIGAN  -- (CONTINUED)
 $ 1,000    Lansing, Michigan, Tax Increment Finance GO,
              6.000% 10/01/02...................................  A1        AA+        $    1,000
   5,000    Michigan State, Hospital Finance Authority, Revenue,
              (Ascension Health Credit Project) Series 1999A,
              5.750% 11/15/18...................................  Aaa       AAA             5,455
   7,000    Michigan State, Hospital Finance Authority, Revenue,
              (Ascension Health Credit Project) Series 1999B,
              Mandatory Put 11/15/04 @ 100,
              5.050% 11/15/33...................................  Aa2       AA              7,469
   4,000    Michigan, Greater Detroit Resource Recovery
              Authority, Revenue Refunding, Series 1996A, (AMBAC
              Insured),
              5.500% 12/13/03...................................  Aaa       AAA             4,185
   2,000    Michigan, Higher Education Student Loan Revenue
              Refunding, Series 1993-XII, (AMBAC Insured, GTD
              STD LNS),
              5.000% 10/01/04...................................  Aaa       AAA             2,094
   1,000    Pinckney, Michigan, Community Schools Refunding GO,
              Series 1993, (FGIC Q-SBLF Insured),
              5.000% 05/01/07...................................  Aaa       AAA             1,040
   3,195    Royal Oak, Michigan, Hospital Financing Authority,
              Hospital Revenue, (William Beaumont Hospital
              Project) Series 1997,
              3.717%& 11/15/07..................................  Aa3       AA-             2,645
   2,000    Royal Oak, Michigan, Hospital Financing Authority,
              Hospital Revenue, (William Beaumont Hospital
              Project) Series 1997K,
              3.397%& 11/15/06..................................  Aa3       AA-             1,741
   1,850    South Lake, Michigan, Schools GO, Series 1997, (FGIC
              Q-SBLF Insured),
              5.250% 05/01/12...................................  Aaa       AAA             2,046

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MICHIGAN  -- (CONTINUED)
 $ 1,000    Van Dyke, Michigan, Public Schools Refunding GO,
              Series 1996, (FGIC Q-SBLF Insured),
              5.100% 05/01/09...................................  Aaa       AAA        $    1,096
   1,000    Ypsilanti, Michigan, School District Refunding,
              Series 1996, (FGIC-Q-SBLF Insured), Prerefunded
              05/01/07 @ 100,
              5.400% 05/01/09...................................  Aaa       AAA             1,130
                                                                                       ----------
                                                                                           48,372
                                                                                       ----------
            MINNESOTA -- 1.0%
   4,600    Minneapolis and St. Paul, Minnesota, MetroAirport
              Commission Airport Revenue, AMT, Series 1999B,
              (FGIC Insured),
              5.000% 01/01/07...................................  Aaa       AAA             5,001
   6,285    Minneapolis and St. Paul, Minnesota, MetroAirport
              Commission Airport Revenue, Series 2001D, AMT,
              (FGIC Insured),
              5.750% 01/01/13...................................  Aaa       AAA             7,199
   2,000    Minneapolis, Minnesota, Special School District
              Number 001, GO, Series 1997, (SD Credit Program),
              5.000% 02/01/05...................................  Aa1       AA+             2,150
   2,150    Southern Minnesota Municipal Power Agency, Power
              Supply Systems Revenue, Refunded Balance, Series
              1992B,
              5.800% 01/01/07...................................  Aaa       AAA             2,214
   3,850    Southern Minnesota Municipal Power Agency, Power
              Supply Systems Revenue, Unrefunded Balance, Series
              1992B, Prerefunded 01/01/03 @ 102,
              5.800% 01/01/07...................................  A2        A+              3,969
                                                                                       ----------
                                                                                           20,533
                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MISSISSIPPI -- 0.6%
 $ 7,000    Mississippi State, GO Refunding, Series 2000,
              5.000% 12/01/08...................................  Aa3       AA         $    7,863
   1,000    Mississippi State, University Educational Building
              Corporation, Revenue, Series 1998, (AMBAC
              Insured),
              5.250% 08/01/12...................................  Aaa       NR              1,127
   1,000    Mississippi State, University Educational Building
              Corporation, Revenue, Series 1998, (MBIA Insured),
              5.250% 08/01/13...................................  Aaa       NR              1,124
   2,370    Mississippi, Higher Education Authority, Revenue,
              Series 1992C, AMT, (GTD STD LNS),
              6.400% 01/01/03...................................  NR        A               2,393
                                                                                       ----------
                                                                                           12,507
                                                                                       ----------
            MISSOURI -- 0.4%
   1,590    Kansas City, Missouri, Water Revenue, Series 1994,
              5.900% 12/01/05...................................  Aa3       AA              1,726
   2,980    Missouri State, Environmental Improvement and Energy
              Resource Authority, PCR Refunding, (Associated
              Electrical Cooperation - Thomas Hill Project)
              Series 1996,
              5.500% 12/01/05...................................  A1        AA              3,284
   2,000    Missouri State, Health and Educational Facilities
              Authority, Health Facilities Revenue, (BJC Health
              Systems Project) Series 1994A,
              5.900% 05/15/04...................................  Aa3       NR              2,136
                                                                                       ----------
                                                                                            7,146
                                                                                       ----------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MONTANA -- 0.6%
 $ 7,000    Forsyth, Montana, PCR Refunding, (Portland General
              Electric Company Project) Series 1998A, Mandatory
              Put 05/01/03 @ 100,
              4.600% 05/01/33...................................  Baa3      BBB        $    6,627
   4,475    Lewis and Clark County, Montana, Environmental
              Facilities Revenue, (Asarco, Inc. Project) Series
              1998, AMT,
              5.850% 10/01/33...................................  Ca        C               1,208
   4,000    Montana State, Board Inventory Payroll Tax Revenue,
              (Workers Compensation Project) Series 1991, (MBIA
              Insured),
              6.750% 06/01/07...................................  Aaa       AAA             4,687
                                                                                       ----------
                                                                                           12,522
                                                                                       ----------
            NEBRASKA -- 0.1%
   1,000    Lincoln, Nebraska, Electric Systems Revenue
              Refunding, Series 1993A,
              5.000% 09/01/06...................................  Aa2       AA+             1,051
                                                                                       ----------
            NEVADA -- 1.8%
   1,500    Clark County, Nevada, Las Vegas Convention and
              Visitors GO, Series 1993, (MBIA Insured),
              5.100% 07/01/06...................................  Aaa       AAA             1,554
   1,365    Clark County, Nevada, Passenger Facility Charge
              Revenue, Las Vegas/Macarran International Airport,
              Series 1995A, (MBIA Insured),
              5.750% 07/01/08...................................  Aaa       AAA             1,480
   6,175    Clark County, Nevada, School District, GO Refunding,
              Series 1993B, (FGIC Insured),
              5.375% 05/01/05...................................  Aaa       AAA             6,372
  10,000    Clark County, Nevada, School District, GO Refunding,
              Series 2002A, (FSA Insured, SCH BD GTY),
              5.000% 06/15/10...................................  Aaa       AAA            11,184

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NEVADA  -- (CONTINUED)
 $ 1,180    Henderson, Nevada, Series 1997A, (MBIA Insured),
              5.100% 06/01/08...................................  Aaa       AAA        $    1,303
     440    Las Vegas Valley, Nevada, Water District, GO,
              Unrefunded Balance, Series 1992, (MBIA Insured),
              5.700% 09/01/06...................................  Aaa       AAA               442
   1,000    Nevada State, GO Refunding, (New Municipal Bond Bank
              Project) Series 1987C,
              7.625% 11/01/03...................................  Aaa       AAA             1,025
   1,000    Nevada State, GO, (Municipal Bond Bank Project
              Number 28-31) Series 1989C,
              7.000% 01/01/03...................................  Aaa       AAA             1,014
   2,000    Nevada State, GO, (Nevada Municipal Bond Bank
              Project) Series 1989C,
              7.200% 01/01/06...................................  Aaa       AAA             2,049
   6,570    Nevada State, GO, Series 1998A,
              5.250% 05/15/16...................................  Aa2       AA              7,187
   1,350    Washoe County, Nevada, GO Refunding, (Reno/Sparks
              Convention Project) Series 1995, (MBIA Insured),
              5.375% 07/01/08...................................  Aaa       AAA             1,482
                                                                                       ----------
                                                                                           35,092
                                                                                       ----------
            NEW JERSEY -- 2.0%
   4,000    Bergen County, New Jersey, Utilities Authority,
              Water PCR, Series 1992B, (FGIC Insured),
              5.500% 12/15/02...................................  Aaa       AAA             4,034
   3,340    New Jersey State Housing and Mortgage Finance
              Agency, Revenue, (Home Buyer Project) Series 1999,
              AMT,
              5.300% 04/01/08...................................  Aaa       AAA             3,622

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NEW JERSEY  -- (CONTINUED)
 $ 3,440    New Jersey State Housing and Mortgage Finance
              Agency, Revenue, (Home Buyer Project) Series 1999,
              AMT,
              5.400% 04/01/09...................................  Aaa       AAA        $    3,735
   5,000    New Jersey State, GO Refunding, Series 1992D,
              5.500% 02/15/04...................................  Aa2       AA              5,267
   5,000    New Jersey State, GO Refunding, Series 2001H,
              5.250% 07/01/14...................................  Aa2       AA              5,754
  10,000    New Jersey State, Transportation Trust Fund
              Authority, Transportation Systems Revenue, Series
              1997A,
              5.000% 06/15/14...................................  Aa3       AA-            10,716
   3,840    New Jersey State, Transportation Trust Fund
              Authority, Transportations System Revenue,
              Unrefunded Balance, Series 1995A, (MBIA Insured),
              5.500% 06/15/11...................................  Aaa       AAA             4,264
   2,430    New Jersey State, Turnpike Authority, Revenue
              Refunding, Series 1972G,
              5.750% 01/01/09...................................  Aaa       AAA             2,748
                                                                                       ----------
                                                                                           40,140
                                                                                       ----------
            NEW MEXICO -- 2.2%
   3,000    Bernalillo County, New Mexico, Gross Receipts Tax
              Revenue Refunding, Series 1998,
              5.250% 04/01/27...................................  Aa3       AA              3,298
   2,225    Farmington, New Mexico, Utility Systems Revenue,
              Series 1992, (FGIC Insured),
              5.800% 05/15/07...................................  Aaa       AAA             2,276
   1,475    Farmington, New Mexico, Utility Systems Revenue,
              Unrefunded Balance, Series 1992, (FGIC Insured),
              5.800% 05/15/07...................................  Aaa       AAA             1,510

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NEW MEXICO  -- (CONTINUED)
 $13,500    Lordburg, New Mexico, PCR Refunding, (Phelps Dodge
              Corporation Project) Series 1993,
              6.500% 04/01/13...................................  Baa3      BBB-       $   13,479
      40    New Mexico, Mortgage Finance Authority, Single
              Family Mortgage Revenue Refunding, Series 1992A-2,
              (GEMIC Insured),
              6.850% 07/01/12...................................  Aaa       AAA                40
   3,970    New Mexico, Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series 2001B-2, AMT,
              (GNMA/FNMA/FHLMC COLL),
              6.200% 09/01/32...................................  NR        AAA             4,431
   2,850    New Mexico, Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series 2002B-2, AMT,
              (GNMA/FNMA/FHLMC COLL),
              3.500% 03/01/33...................................  NR        AAA             3,138
   2,500    New Mexico, Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series 2002PG-A-2,
              (GNMA/FNMA/FHLMC COLL),
              4.000% 03/01/33...................................  NR        AAA             2,741
   1,045    New Mexico, Mortgage Finance Authority,
              Single-Family Mortgage Revenue, Series 1997C-2,
              AMT, (GNMA/FNMA/FHLMC COLL),
              5.950% 07/01/17...................................  Aaa       NR              1,106
   1,760    New Mexico, Mortgage Finance Authority,
              Single-Family Mortgage Revenue, Series 1997E-2,
              AMT, (GNMA/FNMA/FHLMC COLL),
              5.600% 07/01/17...................................  NR        AAA             1,843

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NEW MEXICO  -- (CONTINUED)
 $ 6,000    New Mexico, State, Highway Community Tax Revenue,
              Series 2000A,
              6.000% 06/15/10...................................  Aa2       AA+        $    7,128
   2,000    Santa Fe, New Mexico, Gross Receipts Tax Revenue,
              Series 1997A, (AMBAC Insured),
              5.000% 06/01/08...................................  Aaa       AAA             2,224
                                                                                       ----------
                                                                                           43,214
                                                                                       ----------
            NEW YORK -- 4.9%
   8,500    Dutchess County, New York, Industrial Development
              Agency, Industrial Development Revenue, (IBM
              Project) Series 1999, AMT, Mandatory Put 12/01/09
              @ 100,
              5.450% 12/01/29...................................  A1        A+              9,458
  10,000    New York City, New York, Transitional Finance
              Authority, Revenue Refunding, Future Tax Secured,
              Series 2002A,
              5.500% 11/01/26...................................  Aa2       AA+            11,596
   5,000    New York State, Dormitory Authority, Revenue, (City
              University Project) Series 1993B,
              5.250% 07/01/06...................................  A3        AA-             5,525
   5,850    New York State, Dormitory Authority, Revenue, (State
              Educational Facilities Project) Series 1993A,
              5.250% 05/15/15...................................  A3        AA-             6,700
   5,000    New York State, Dormitory Authority, Revenue, Series
              2002B, Mandatory Put 05/15/12 @ 100,
              5.250% 11/15/23...................................  NR        AA-             5,614
   7,000    New York State, Dormitory Authority, State
              University Educational Facilities Revenue, Series
              1993A,
              5.400% 05/15/04...................................  A3        AA-             7,414

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NEW YORK  -- (CONTINUED)
 $ 1,000    New York State, Tollway Authority, Highway and
              Bridge Trust Fund Revenue, Series 1995A, (MBIA
              Insured), Prerefunded 04/01/05 @ 102,
              5.600% 04/01/10...................................  Aaa       AAA        $    1,115
   4,510    New York State, Tollway Authority, Service Contract
              Revenue, (Local Highway and Bridge Project),
              5.500% 04/01/13...................................  A3        AA-             5,226
   7,000    New York, New York City Municipal Water Finance
              Authority, Water and Sewer System Revenue, Series
              2000B,
              5.125% 06/15/31...................................  Aa2       AA              7,271
   1,000    New York, New York, GO, Series 1986C, (FGIC-TCRS
              Insured),
              7.250% 02/01/06...................................  Aaa       AAA             1,019
   2,260    New York, New York, GO, Series 1993E, (MBIA-IBC
              Insured), Prerefunded 05/15/03 @ 101.5,
              5.800% 05/15/05...................................  Aaa       AAA             2,354
   3,900    New York, New York, GO, Series 1994A,
              7.000% 08/01/03...................................  A2        A               4,069
     855    New York, New York, GO, Series 1995D, Prerefunded
              02/15/05 @ 101,
              5.750% 02/15/07...................................  Aaa       A                 945
   3,500    New York, New York, GO, Series 1997, (MBIA Insured),
              6.250% 04/15/07...................................  Aaa       AAA             4,053
   1,700    New York, New York, GO, Series 1997L, (MBIA
              Insured),
              8.000% 08/01/06...................................  Aaa       AAA             2,049
  10,250    New York, New York, GO, Series 2002G,
              5.250% 08/01/07...................................  A2        A              11,337
   7,645    New York, New York, GO, Unrefunded Balance, Series
              1995D,
              5.750% 02/15/07...................................  A2        A               8,219

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NEW YORK  -- (CONTINUED)
 $ 3,000    Niagara County, New York, Individual Development
              Agency, Solid Waste Disposal Revenue, Series
              2001B, AMT, Mandatory Put 11/15/13 @ 100,
              5.550% 11/15/24...................................  Baa1      BBB        $    3,179
                                                                                       ----------
                                                                                           97,143
                                                                                       ----------
            NORTH CAROLINA -- 1.5%
   4,300    Cary, North Carolina, Water and Public Improvement,
              GO, Series 2001,
              5.000% 03/01/13...................................  Aaa       AAA             4,806
   3,000    Charlotte, North Carolina, Airport Revenue, Series
              1999B, AMT, (MBIA Insured),
              6.000% 07/01/24...................................  Aaa       AAA             3,331
   2,000    Cumberland County, North Carolina, GO, Series 1998,
              (FGIC Insured),
              5.000% 03/01/17...................................  Aaa       AAA             2,141
   1,850    North Carolina, Housing Finance Agency,
              (Single-Family Program) Series 1997RR, AMT, (FHA
              Insured),
              5.850% 09/01/28...................................  Aa2       AA              1,933
   4,000    North Carolina, Medical Care Commission, Health Care
              Facilities Revenue, (Carolina Medicorp, Inc.
              Project) Series 1996,
              5.125% 05/01/16...................................  A1        AA-             4,139
   3,135    North Carolina, Medical Care Commission, Health Care
              Facilities Revenue, (Pitt County Memorial Hospital
              Project) Series 1998A,
              4.400% 12/01/08...................................  Aa3       AA-             3,355
   3,000    North Carolina, Medical Care Commission, Hospital
              Revenue, (Pitt County Memorial Hospital Project)
              Series 1998B,
              5.000% 12/01/18...................................  Aa3       AA-             3,117

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NORTH CAROLINA  -- (CONTINUED)
 $ 5,000    North Carolina, Medical Care Community Hospital
              Revenue, (Duke University Hospital Project) Series
              1996C, (MBIA-IBC Insured),
              5.250% 06/01/26...................................  Aaa       AAA        $    5,125
   1,200    Winston-Salem, North Carolina, Water and Sewer
              Systems Revenue Refunding, Series 1997,
              4.600% 06/01/11...................................  Aa2       AAA             1,283
                                                                                       ----------
                                                                                           29,230
                                                                                       ----------
            OHIO -- 2.8%
   6,135    Lorain County, Ohio, Hospital Revenue Refunding,
              (Catholic Healthcare Project) Series 2001A,
              5.625% 10/01/14...................................  A1        AA-             6,798
   3,000    Lorain County, Ohio, Hospital Revenue, (Catholic
              Healthcare Partnerships Project) Series 2001A,
              5.625% 10/01/15...................................  A1        AA-             3,300
   3,000    Lorain County, Ohio, Hospital Revenue, (Catholic
              Healthcare Partnerships Project) Series 2001A,
              5.625% 10/01/16...................................  A1        AA-             3,286
   6,060    Montgomery County, Ohio, Hospital Revenue,
              (Kettering Medical Center Project) Series 1999,
              6.500% 04/01/13...................................  Baa1      BBB+            6,688
   8,000    Ohio State Revenue, Series 2002,
              4.500% 06/15/06...................................  Aa3       AA              8,658
   1,000    Ohio State, Building Authority, State Facilities
              Administration Building Fund Revenue, Series
              1994A, (MBIA Insured), Prerefunded 10/01/04 @ 102,
              6.000% 10/01/09...................................  Aaa       AAA             1,106
   5,000    Ohio State, Common Schools, GO, Series 2001A,
              5.000% 06/15/12...................................  Aa1       AA+             5,549

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            OHIO  -- (CONTINUED)
 $ 8,150    Ohio State, Common Schools, GO, Series 2002B,
              4.000% 09/15/08...................................  Aa1       AA+        $    8,701
   1,000    Ohio State, Public Facilities Commission, Revenue
              (Higher Education Capital Facilities Project)
              Series 1997-IIA,
              5.000% 05/01/05...................................  Aa2       AA              1,080
   2,500    Ohio State, Public Facilities Commission, Revenue,
              (Higher Education Capital Facilities Project)
              Series 1995A-II, (AMBAC Insured),
              5.200% 05/01/05...................................  Aaa       AAA             2,710
   2,380    Ohio State, University Revenue Refunding, Series
              1992-A2,
              5.700% 12/01/05...................................  Aa2       AA              2,444
   1,500    Ohio State, Water Development Authority, Revenue
              (Improvement Pure Water Project) Series 1992,
              (MBIA Insured),
              5.600% 12/01/02...................................  Aaa       AAA             1,511
   1,560    Ohio, Housing Finance Agency, Mortgage Revenue,
              (Residential Project) Series 1998B-2, AMT, (GNMA
              COLL),
              4.800% 09/01/07...................................  Aaa       NR              1,674
   2,500    Scioto County, Ohio, Marine Terminal Revenue
              Refunding, (Norfolk Southern Corporation Project)
              Series 1998,
              5.300% 08/15/13...................................  Baa1      BBB             2,570
                                                                                       ----------
                                                                                           56,075
                                                                                       ----------
            OKLAHOMA -- 0.5%
   4,670    Oklahoma City, Oklahoma, Airport Trust Revenue,
              Series 2000B, AMT, (FSA Insured),
              5.375% 07/01/11...................................  Aaa       AAA             5,176

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            OKLAHOMA  -- (CONTINUED)
 $ 5,000    Oklahoma, Development Finance Authority, Revenue
              Refunding, (Hillcrest Healthcare Center Inc.
              Project) Series 1999A,
              5.625% 08/15/19...................................  B2        B-         $    3,961
   1,250    Tulsa, Oklahoma, GO, Series 1996
              5.125% 05/01/05...................................  Aa2       AA              1,314
                                                                                       ----------
                                                                                           10,451
                                                                                       ----------
            OREGON -- 1.2%
     300    Josephine County, Oregon, School District Number
              007, GO, Series 1995, (FGIC Insured),
              5.750% 06/01/06...................................  Aaa       AAA               338
     200    Lane County, Oregon, School District Number 019
              Springfield, GO Refunding, Series 1997, (FGIC
              Insured),
              6.000% 10/15/10...................................  Aaa       AAA               240
     100    Multnomah County, Oregon, School District Number 1J,
              Portland GO, Series 1996,
              5.000% 06/01/04...................................  Aa3       A+                106
  10,000    Oregon State, Department Administrative Services,
              Certificates of Participation, Series 2002C, (MBIA
              Insured),
              5.250% 11/01/10...................................  Aaa       AAA            11,482
     300    Oregon State, GO, (Elderly and Disabled Housing
              Project) Series 1996B,
              5.700% 08/01/16...................................  Aa2       AA                322
     115    Oregon State, GO, (Elderly and Disabled Housing
              Project) Series 1997A,
              5.050% 08/01/11...................................  Aa2       AA                124
      80    Oregon State, Housing and Community Services,
              Department Mortgage Revenue, (Single Family
              Mortgage Project) Series 1996A,
              5.500% 07/01/08...................................  Aa2       NR                 87

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            OREGON  -- (CONTINUED)
 $   190    Oregon State, Housing and Community Services,
              Department Mortgage Revenue, (Single Family
              Mortgage Project) Series 1997H,
              5.150% 07/01/09...................................  Aa2       NR         $      202
      95    Oregon State, Housing and Community Services,
              Department Mortgage Revenue, (Single Family
              Mortgage Project) Series 1998D,
              4.600% 07/01/07...................................  Aa2       NR                101
     290    Oregon State, Housing and Community Services,
              Department Mortgage Revenue, (Single Family
              Mortgage Project) Series 2000H, (FHA/VA),
              5.550% 07/01/21...................................  Aa2       NR                303
     100    Oregon, Health Sciences University Revenue, Series
              1995B, (MBIA Insured),
              5.000% 07/01/08...................................  Aaa       AAA               109
     135    Oregon, State Department Administrative Services,
              Certificates of Participation, Series 1996B, (MBIA
              Insured),
              5.100% 11/01/06...................................  Aaa       AAA               151
     400    Oregon, State Department Administrative Services,
              Certificates of Participation, Series 2000, (AMBAC
              Insured),
              5.500% 05/01/07...................................  Aaa       AAA               454
   2,275    Port Morrow, Oregon, PCR Refunding, (Portland
              General Electric Company) Series 1998A, Mandatory
              Put 05/01/03 @ 100,
              4.600% 05/01/33...................................  Baa2      BBB             2,154

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            OREGON  -- (CONTINUED)
 $ 2,200    Port Oregon, Oregon, Airport Revenue, (Portland
              International Airport) Series 1996-11, (FGIC
              Insured),
              5.200% 07/01/06...................................  Aaa       AAA        $    2,412
   4,300    Portland, Oregon, Sewer Systems Revenue, Series
              1994A,
              5.450% 06/01/03...................................  A1        A+              4,414
                                                                                       ----------
                                                                                           22,999
                                                                                       ----------
            PENNSYLVANIA -- 3.7%
   5,000    Allegheny County, Pennsylvania, Airport Revenue
              Refunding, (Pittsburgh International Airport
              Project) Series 1997A-1, AMT, (MBIA Insured),
              5.750% 01/01/08...................................  Aaa       AAA             5,607
   1,055    Central Dauphin, Pennsylvania, School District, GO,
              Series 1998, (FGIC Insured, State Aid
              Withholding),
              5.000% 06/01/12...................................  Aaa       AAA             1,159
   1,500    Central Dauphin, Pennsylvania, School District, GO,
              Series 1998AA, (MBIA Insured, State Aid
              Withholding),
              5.000% 12/01/13...................................  Aaa       AAA             1,646
   2,600    Delaware County, Pennsylvania Authority, Health Care
              Revenue, Series 1993B, Prerefunded 11/15/05 @ 100,
              6.000% 11/15/07...................................  Aaa       NR              2,771
  15,000    Delaware Valley, Pennsylvania, Regional Financing
              Authority, Local Government Revenue, Series 2002,
              5.500% 07/01/12...................................  Aa2       AA-            17,499

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            PENNSYLVANIA  -- (CONTINUED)
 $ 1,350    Ligonier Valley, Pennsylvania, School District, GO
              Refunding, Series 1998, (FSA Insured, State Aid
              Withholding),
              5.000% 03/01/13...................................  Aaa       AAA        $    1,466
   2,000    Pennsylvania State, GO Refunding, Series 1997,
              (AMBAC Insured),
              5.125% 09/15/06...................................  Aaa       AAA             2,222
   1,000    Pennsylvania State, GO, Series 1995, (AMBAC
              Insured),
              5.000% 11/15/09...................................  Aaa       AAA             1,097
  10,000    Pennsylvania State, GO, Series 2001,
              5.125% 01/15/16...................................  Aa2       AA             10,942
   9,180    Pennsylvania, Housing Finance Agency, Single-Family
              Mortgage Revenue, Series 1997A-61, AMT,
              5.450% 10/01/21...................................  Aa2       AA+             9,495
   1,740    Pennsylvania, Saucon Valley School District, GO,
              Series 1998, (AMBAC Insured, State Aid
              Withholding),
              5.150% 10/15/13...................................  Aaa       AAA             1,908
   1,830    Pennsylvania, Saucon Valley School District, GO,
              Series 1998, (AMBAC Insured, State Aid
              Withholding),
              5.200% 10/15/14...................................  Aaa       AAA             1,991
   2,500    Philadelphia, Pennsylvania, Industrial Development
              Authority, IDR Refunding, (Ashland Oil Inc.
              Project) Series 1993,
              5.700% 06/01/05...................................  Baa2      NR              2,669

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            PENNSYLVANIA  -- (CONTINUED)
 $   780    Scranton, Pennsylvania, School District, GO,
              Prerefunded, Series 1998, (AMBAC Insured, State
              Aid Withholding),
              4.750% 04/01/08...................................  Aaa       AAA        $      858
     235    Scranton, Pennsylvania, School District, GO,
              Unrefunded Balance, Series 1998, (AMBAC Insured,
              State Aid Withholding),
              4.750% 04/01/08...................................  Aaa       AAA               258
     595    Scranton, Pennsylvania, School District, GO,
              Unrefunded Balance, Series 1998, (AMBAC Insured,
              State Aid Withholding),
              5.200% 04/01/11...................................  Aaa       AAA               655
   1,895    Scranton, Pennsylvania, School District, GO,
              Unrefunded Balance, Series 1998, (AMBAC Insured,
              State Aid Withholding), Prerefunded 04/01/08 @
              100,
              5.200% 04/01/11...................................  Aaa       AAA             2,139
   1,175    Tunkhannock, Pennsylvania, Area School District, GO,
              Series 1998, (AMBAC Insured, State Aid
              Withholding),
              5.100% 07/15/12...................................  Aaa       NR              1,284
   1,245    Tunkhannock, Pennsylvania, Area School District, GO,
              Series 1998, (AMBAC Insured, State Aid
              Withholding),
              5.150% 07/15/14...................................  Aaa       NR              1,345

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            PENNSYLVANIA  -- (CONTINUED)
 $ 1,845    Tyrone, Pennsylvania, Area School District, GO,
              Series 1998, (MBIA State Aid Withholding),
              5.000% 09/15/13...................................  Aaa       AAA        $    2,019
   5,400    Westmoreland County, Pennsylvania, Industrial
              Development Authority Revenue, (Valley Landfill
              Project) Series 1993, Mandatory Put 05/01/09 @
              100,
              5.100% 05/01/18...................................  NR        BBB             5,400
                                                                                       ----------
                                                                                           74,430
                                                                                       ----------
            PUERTO RICO -- 0.1%
   1,000    Puerto Rico, Electric Power Authority, Power Revenue
              Refunding, Series 1995Z,
              5.250% 07/01/07...................................  Baa1      A-              1,103
                                                                                       ----------
            RHODE ISLAND -- 0.0%+
      55    Rhode Island State, GO, Series 1992A,
              5.400% 08/01/06...................................  Aa3       AA-                56
                                                                                       ----------
            SOUTH CAROLINA -- 1.5%
   2,195    Cherokee County, South Carolina, School District
              Number 001, GO, Series 1997, (SCSDE),
              5.500% 03/01/06...................................  Aa1       AA+             2,437
   3,600    Cherokee County, South Carolina, School District
              Number 001, GO, Series 1997, (SCSDE),
              5.000% 03/01/16...................................  Aa1       AA+             3,861
   3,210    Greenville Hospital Systems of South Carolina,
              Hospital Facilities Revenue, Series 1996B, (GTY-
              AGMT),
              5.500% 05/01/08...................................  Aa3       AA              3,508
   5,160    Piedmont Municipal Power Agency, South Carolina,
              Electric Revenue, Series 1996B, (FGIC Insured),
              6.000% 01/01/07...................................  Aaa       AAA             5,842

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            SOUTH CAROLINA  -- (CONTINUED)
 $ 2,580    Piedmont Municipal Power Agency, South Carolina,
              Electric Revenue, Unrefunded Balance, Series
              1991A, (FGIC Insured),
              6.125% 01/01/03...................................  Aaa       AAA        $    2,607
   3,665    Richland County, South Carolina, Solid Waste
              Disposal Facilities Revenue, (Union Camp
              Corporation Project) Series 1992A, AMT,
              6.750% 05/01/22...................................  Baa2      BBB             3,747
   8,890    York County, South Carolina, Exempt Facilities IDR,
              (Hoechst Celanese Corporation Project) Series
              1994, AMT,
              5.700% 01/01/24...................................  Baa2      BBB             8,448
                                                                                       ----------
                                                                                           30,450
                                                                                       ----------
            SOUTH DAKOTA -- 0.8%
  11,000    Education Loans Inc., South Dakota, Student Loan
              Revenue, Series 1998, AMT, (GTD STD LNS),
              4.950% 06/01/10...................................  Aaa       NR             11,821
   2,000    South Dakota State, Building Authority, Lease
              Revenue, Series 1996A, (AMBAC Insured),
              5.750% 12/01/05...................................  Aaa       AAA             2,229
   1,565    South Dakota State, Health and Educational
              Facilities Authority, Revenue, (Rapid City
              Regional Hospital Project),
              7.750% 09/01/07...................................  Aaa       AAA             1,819
                                                                                       ----------
                                                                                           15,869
                                                                                       ----------
            TENNESSEE -- 2.8%
   1,940    Fayetteville and Lincoln, Tennessee, Industrial
              Development Board Revenue, (Franke Inc. Project)
              Series 1997, (Corestate Bank N.A. LOC),
              5.250% 06/01/04...................................  Aa3       NR              2,034

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TENNESSEE  -- (CONTINUED)
 $ 5,000    Knox County, Tennessee, GO Refunding, Series 2001,
              5.000% 04/01/09...................................  Aa2       AA         $    5,574
   5,000    Knox County, Tennessee, Health Educational and
              Housing Facilities Board, Revenue, (University
              Health System Inc. Project) Series 1999,
              5.625% 04/01/29...................................  Baa1      NR              4,990
   6,270    McMinn County, Tennessee, Industrial Development
              Board, Recycling Facilities Revenue, (Bowater Inc.
              Project) Series 1992, AMT,
              7.400% 12/01/22...................................  Baa3      BBB-            6,290
   1,000    Memphis, Tennessee, Electric System Revenue
              Refunding, Series 1992,
              5.800% 01/01/03...................................  Aa2       AA+             1,011
   5,680    Memphis-Shelby County, Tennessee, Airport Authority,
              Special Facilities and Project Revenue Refunding,
              (Federal Express Corporation Project) Series 1997,
              5.350% 09/01/12...................................  Baa2      BBB             6,092
   5,000    Memphis-Shelby County, Tennessee, Airport Authority,
              Special Facilities Revenue Refunding, (Federal
              Express Corporation Project) Series 2001,
              5.000% 09/01/09...................................  Baa2      BBB             5,287
   1,925    Metropolitan Government, Nashville and Davidson
              County, Tennessee, Electric Revenue, Series 1992B,
              5.625% 05/15/03...................................  Aa3       AA              1,970

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TENNESSEE  -- (CONTINUED)
 $ 1,000    Metropolitan Government, Nashville and Davidson
              County, Tennessee, Health and Educational
              Facilities Board, Improvement Revenue Refunding,
              (Meharry Medical College Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/08...................................  Aaa       AAA        $    1,174
   6,450    Shelby County, Tennessee, GO Refunding, Series
              1997B,
              5.500% 08/01/08...................................  Aa2       AA+             7,378
   8,000    Shelby County, Tennessee, Health Educational and
              Housing Facilities Board, Revenue, (St. Jude's
              Childrens Research Project) Series 1999,
              5.375% 07/01/24...................................  NR        AA              8,372
   1,190    Tennessee State, Housing Development Agency,
              Revenue, Series 1998, AMT,
              4.950% 07/01/10...................................  Aa2       AA              1,264
   4,000    Tennessee, Gas Revenue, (Tennergy Corporation
              Project) Series 1999, (MBIA Insured),
              5.000% 06/01/05...................................  Aaa       AAA             4,327
                                                                                       ----------
                                                                                           55,763
                                                                                       ----------
            TEXAS -- 12.7%
   2,175    Aldine, Texas, Independent School District, GO
              Refunding, Series 1997, (PSF-GTD),
              4.310%& 02/15/07..................................  Aaa       AAA             1,923
     210    Austin, Texas, Utilities System Revenue, Unrefunded
              Balance, Series 1992A, (MBIA Insured),
              6.000% 11/15/02...................................  Aaa       AAA               211
   1,025    Austin, Texas, Water and Sewer Revenue, Series 1997,
              (FSA Insured),
              6.000% 11/15/02...................................  Aaa       AAA             1,031

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 2,585    Belton, Texas, Independent School District, GO
              Refunding, Series 1998, (PSF-GTD),
              5.250% 08/15/08...................................  Aaa       AAA        $    2,913
   1,500    Birdville, Texas, Independent School District, GO
              Refunding, Series 1997B, (PSF-GTD Insured),
              5.000% 02/15/07...................................  Aaa       AAA             1,653
     975    Brazos, Texas, Higher Education Authority Inc.,
              Revenue Refunding, Senior Lien, Series 1994A-2,
              AMT, (GTD STD LNS),
              6.050% 06/01/03...................................  Aaa       NR                978
   2,575    Carrollton, Texas, Farmers Branch Independent School
              District, GO, Series 1996, (PSF-GTD), Prerefunded
              02/15/06 @ 100,
              5.700% 02/15/17...................................  Aaa       AAA             2,877
   1,455    Coppell, Texas, Waterworks and Sewer System Revenue,
              Series 2001,
              5.000% 09/01/09...................................  Aaa       AAA             1,599
   7,300    Dallas, Texas, Waterworks & Sewer Systems, Revenue
              Refunding, Series 2001
              5.000% 10/01/16...................................  Aa2       AA+             7,844
   1,485    Duncanville, Texas, Independent School District GO
              Refunding, Series 1993, (PSF-GTD Insured),
              5.200% 02/15/09...................................  Aaa       AAA             1,665
   1,750    El Paso, Texas, Airport Revenue, (El Paso
              International Airport Project) Series 1996, (FGIC
              Insured),
              5.300% 08/15/06...................................  Aaa       AAA             1,790

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 2,190    Fort Worth, Texas, Higher Education Financial
              Corporation, Higher Education Revenue, (Texas
              Christian University Project) Series 1997,
              5.000% 03/15/17...................................  Aa3       AA-        $    2,330
   1,050    Galena Park, Texas, Independent School District, GO,
              Series 1997, (PSF-GTD),
              5.000% 08/15/21...................................  Aaa       NR              1,076
   3,000    Galveston, Texas, Special Contract Revenue
              Refunding, (Farmland Industries Inc. Project)
              Series 1998,
              5.500% 05/01/15...................................  B3        NR              2,126
   3,120    Garland, Texas, Certificates of Obligation, GO,
              Series 2000,
              5.500% 02/15/12...................................  Aa2       AA              3,510
  10,650    Guadalupe Blanco River Authority, Texas, Sewer and
              Solid Waste Disposal Facility, Revenue, (E.I.
              duPont de Nemours and Company Project) Series
              1999, AMT,
              5.500% 05/01/29...................................  Aa3       AA-            11,095
   1,000    Harris County, Texas, Certificates of Obligation GO,
              6.000% 12/15/10...................................  Aa1       AA+             1,197
   1,055    Harris County, Texas, Criminal Justice Center GO,
              5.400% 10/01/10...................................  Aa1       AA+             1,169
   2,730    Harris County, Texas, GO, Series 1996,
              5.150% 10/01/07...................................  Aa1       AA+             2,999
   1,000    Harris County, Texas, GO, Series 1996,
              5.375% 10/01/09...................................  Aa1       AA+             1,109
  10,990    Harris County, Texas, GO, Series 2001,
              5.000% 10/01/12...................................  Aa1       AA+            12,298

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 2,350    Harris County, Texas, Health Facilities Development
              Authority, Hospital Revenue Refunding, (Texas
              Childrens Hospital Project) Series 1995, (MBIA
              Insured, Escrowed to Maturity),
              6.000% 10/01/05...................................  Aaa       AAA        $    2,640
   5,000    Harris County, Texas, Health Facilities Development
              Authority, Revenue, Series 1999A, (MBIA Insured),
              5.375% 07/01/19...................................  Aaa       AAA             5,277
   5,790    Harris County, Texas, Health Facility Development
              Corporation, Revenue, Series 1999A, (MBIA
              Insured),
              5.625% 07/01/11...................................  Aaa       AAA             6,488
   7,000    Houston, Texas, Airport System Revenue, Sub-Lien,
              Series 1998B, AMT, (FGIC Insured),
              5.250% 07/01/12...................................  Aaa       AAA             7,561
   6,755    Houston, Texas, Airport System Revenue, Sub-Lien,
              Series 2000A, AMT, (FSA Insured),
              6.000% 07/01/09...................................  Aaa       AAA             7,773
   5,000    Houston, Texas, Airport Systems Revenue, Sub-lien,
              Series 2002, (FSA Insured),
              5.000% 07/01/27...................................  Aaa       AAA             5,139
   7,320    Houston, Texas, GO, Series 2001A, (FSA Insured),
              5.500% 03/01/10...................................  Aaa       AAA             8,387
  13,625    Houston, Texas, Water and Sewer Systems Revenue
              Refunding, Series 2002B, (AMBAC Insured),
              5.500% 12/01/06...................................  Aaa       AAA            15,358
   1,510    Houston, Texas, Water and Sewer Systems Revenue,
              Unrefunded Balance, Series 1992,
              6.000% 12/01/04...................................  A2        A+              1,550

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 6,215    Houston, Texas, Water Systems Revenue, Series 1979,
              6.400% 12/01/14...................................  Aaa       AAA        $    7,381
   4,000    Jefferson County, Texas, Health Facilities
              Development Corporation Revenue, (Baptist
              Hospitals Project) Series 2001, (AMBAC Insured),
              5.200% 08/15/21...................................  Aaa       AAA             4,177
   1,680    Keller, Texas, Independent School District, GO,
              Series 1993, (PSF-GTD Insured) Prerefunded 2/15/06
              @ 100,
              5.600% 08/15/07...................................  Aaa       NR              1,872
   1,000    Lewisville, Texas, Independent School District, GO,
              Series 1997, (PSF-GTD),
              6.750% 08/15/08...................................  Aaa       NR              1,205
   6,470    Lubbock, Texas, Health Facilities Development
              Revenue, (St. Joseph Health Systems Project)
              Series 1998, (FSA-CR Insured),
              5.000% 07/01/06...................................  Aaa       AAA             7,048
      15    Mesquite, Texas, Housing Finance Corporation, Single
              Family Mortgage Revenue, Series 1983,
              9.750% 09/01/05...................................  NR        BBB                15
       5    Mesquite, Texas, Housing Finance Corporation, Single
              Family Mortgage Revenue, Series 1983,
              10.750% 09/01/14..................................  NR        BBB                 5
   1,700    Midlothian, Texas, Independent School District, GO
              Refunding, Series 1995, (PSF-GTD Insured),
              5.200% 02/15/13...................................  Aaa       AAA             1,838

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 5,210    North Central Texas, Health Facilities Development
              Corporation, Revenue Refunding, (Baylor Healthcare
              Systems Project) Series 1995, (AMBAC-TCRS
              Insured),
              5.500% 05/15/13...................................  Aaa       AAA        $    5,678
   5,000    North Central, Texas, Health Facilities Development
              Corporation, Health Facilities Revenue,
              (Presbyterian Healthcare Residential Project)
              Series 1996B, (MBIA Insured),
              5.500% 06/01/16...................................  Aaa       AAA             5,876
   1,245    Pasadena, Texas, Independent School District, GO,
              Series 1998, (PSF-GTD),
              5.000% 02/15/11...................................  Aaa       NR              1,338
   4,000    Plano, Texas, Independent School District, GO
              Refunding, Series 2001, (PSF-GTD Insured),
              5.000% 02/15/09...................................  Aaa       AAA             4,439
   6,000    Red River Authority, Texas, PCR Refunding, Series
              1991, (AMBAC Insured),
              5.200% 07/01/11...................................  Aaa       AAA             6,501
   2,110    Richardson, Texas, GO Refunding, Series 1998,
              5.250% 02/15/07...................................  Aa1       AA+             2,350
   8,355    Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding, Series 2002,
              5.500% 10/01/11...................................  Baa2      BBB-            8,898
   5,000    San Antonio, Texas, Electric and Gas Revenue
              Refunding, Series 2002,
              5.000% 02/01/10...................................  Aa1       AA+             5,567

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 8,000    San Antonio, Texas, General Improvement District, GO
              Refunding,
              5.000% 08/01/10...................................  Aa2       AA+        $    8,958
   1,060    San Benito, Texas, Consolidated Independent School,
              GO Refunding, Series 1996, (PSF-GTD Insured),
              5.000% 08/01/07...................................  Aaa       NR              1,154
   4,805    Tarrant County, Texas, Health Facilities Development
              Corporation, Health Systems Revenue, (Texas Health
              Resources Systems Project) Series 1997A, (MBIA
              Insured),
              5.750% 02/15/10...................................  Aaa       AAA             5,380
   5,000    Tarrant County, Texas, Health Facilities Development
              Corporation, Health Systems Revenue, (Texas Health
              Resources Systems Project) Series 1997A, (MBIA
              Insured),
              5.250% 02/15/17...................................  Aaa       AAA             5,304
   3,200    Texas A&M University, Financing Systems Revenue,
              Series 1995,
              5.950% 05/15/05...................................  Aa1       AA+             3,531
   6,800    Texas State, GO Refunding, Texas Public Financing
              Authority, Series 1996B,
              5.300% 10/01/07...................................  Aa1       AA              7,509
   5,000    Texas State, Turnpike Authority, Dallas North
              Tollway Revenue,
              (President George Bush Turnpike Project) Series
              1995, (FGIC Insured),
              5.000% 01/01/25...................................  Aaa       AAA             5,083
   1,000    Texas State, Veterans Housing Assistance, GO, Series
              1994B-4, AMT,
              6.100% 12/01/06...................................  Aa1       AA              1,040

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $10,910    Texas State, Water Development GO, Series 1997D,
              5.000% 08/01/19...................................  Aa1       AA         $   11,259
   2,000    Texas, Municipal Power Agency, Revenue Refunding,
              Series 1994, (FGIC Insured),
              5.000% 09/01/08...................................  Aaa       AAA             2,112
   2,000    Texas, Municipal Power Agency, Revenue Refunding,
              Series 1994, (FGIC Insured),
              5.000% 09/01/09...................................  Aaa       AAA             2,114
   2,000    Texas, Southwest Higher Education Authority Inc.,
              Higher Education Revenue Refunding, (Southern
              Methodist University Project) Series 1995, (FSA
              Insured),
              5.125% 10/01/16...................................  Aaa       AAA             2,169
     500    Texas, United Independent School District, GO,
              Series 1995, (PSF-GTD Insured),
              5.500% 08/15/08...................................  Aaa       AAA               558
   4,500    Travis County, Texas, Health Facilities Development
              Corporation, Revenue, (Ascension Health Credit
              Project) Series 1999A, (AMBAC Insured),
              5.875% 11/15/24...................................  Aaa       AAA             4,947
   4,000    Travis County, Texas, Housing Finance Authority,
              Multi-Family Housing Revenue, (Lakeview Apartments
              Project) Series 2001A,
              6.250% 07/01/22...................................  A3        NR              4,090
   1,900    West University Place, Texas, GO Refunding, Series
              1998, (MBIA Insured),
              5.100% 02/01/12...................................  Aaa       AAA             2,077
                                                                                       ----------
                                                                                          255,039
                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            UTAH -- 1.9%
 $ 2,145    Cache County, Utah, School District, (Utah School
              Board Guaranty Program) GO Refunding, Series 1997,
              (SCH BD GTY),
              5.500% 06/15/07...................................  NR        AAA        $    2,430
   1,000    Iron County, Utah, School District, GO, Series 1994,
              (MBIA Insured),
              6.000% 01/15/06...................................  Aaa       AAA             1,085
  11,100    Tooele County, Utah, Hazardous Waste Treatment
              Revenue, (Union Pacific Project) Series 1992, AMT,
              5.700% 11/01/26...................................  Baa3      BBB            11,157
  10,000    Utah State, GO Refunding, Series 2002B,
              5.375% 07/01/11...................................  Aaa       AAA            11,591
     355    Utah State, Housing Finance Agency, Single Family
              Mortgage Revenue, Series 1996, (FHA/VA Mortgages),
              5.750% 07/01/07...................................  Aaa       AA                388
   2,500    Utah State, Student Loan Revenue, Series 1995N, AMT,
              (AMBAC Insured, GTD STD LNS),
              5.900% 11/01/07...................................  Aaa       AAA             2,732
   5,000    Utah, Intermountain Power Agency, Power Supply
              Revenue Refunding, Series 1993C,
              5.000% 07/01/05...................................  A1        A+              5,203
     630    Utah, Intermountain Power Agency, Power Supply
              Revenue, Series 1993A,
              5.000% 07/01/04...................................  A1        A+                658
     370    Utah, Intermountain Power Agency, Power Supply
              Revenue, Series 1993A,
              5.000% 07/01/04...................................  A1        A+                386

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------

            UTAH -- (CONTINUED)
 $ 2,500    Utah, Intermountain Power Agency, Power Supply
              Revenue, Series 1993B,
              5.375% 07/01/08...................................  A1        A+         $    2,590
                                                                                       ----------
                                                                                           38,220
                                                                                       ----------
            VERMONT -- 0.1%
   1,000    Vermont, Municipal Bond Bank, Revenue, Series
              1996-1, (AMBAC Insured, GO of Bond Bank),
              5.700% 12/01/10...................................  Aaa       AAA             1,142
                                                                                       ----------
            VIRGINIA -- 2.0%
   6,170    Chesapeake, Virginia, GO Refunding, Series 1993,
              5.000% 12/01/03...................................  Aa2       AA              6,420
     975    Chesterfield County, Virginia, Improvement GO
              Refunding, Series 1991,
              6.250% 07/15/05...................................  Aaa       AAA             1,010
   2,500    Newport News, Virginia, GO Refunding, Series 1993B,
              (State Aid Withholding),
              5.400% 11/01/06...................................  Aa2       AA              2,654
   5,240    Norfolk, Virginia, GO Refunding, Series 1994, (State
              Aid Withholding),
              5.200% 06/01/07...................................  A1        AA              5,593
   3,000    Virginia Beach, Virginia, GO Refunding, Series 1993,
              5.100% 07/15/05...................................  Aa1       AA+             3,268
   1,000    Virginia State, Housing Development Authority,
              Commonwealth Mortgage Revenue, Series 1996C-2,
              5.950% 07/01/09...................................  Aa1       AA+             1,088
   1,000    Virginia State, Housing Development Authority,
              Commonwealth Mortgage Revenue, Series 1996C-2,
              6.000% 07/01/10...................................  Aa1       AA+             1,084

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            VIRGINIA  -- (CONTINUED)
 $ 1,000    Virginia State, Housing Development Authority,
              Commonwealth Mortgage Revenue, Series 1996C-2,
              6.050% 07/01/11...................................  Aa1       AA+        $    1,082
   1,500    Virginia State, Public Facilities GO, Series 1993A,
              5.400% 06/01/05...................................  Aaa       AAA             1,569
   7,000    Virginia State, Public School Authority, Revenue
              Refunding, Series 1993B, (State Aid Withholding),
              5.250% 01/01/07...................................  Aa1       AA              7,450
   7,300    Virginia, Pocahontas Parkway Association Toll Road,
              Revenue, Series 1998B,
              8.620%& 08/15/15..................................  Baa3      BBB-            2,463
   9,100    Virginia, Pocahontas Parkway Association Toll Road,
              Revenue, Series 1998B,
              8.620%& 08/15/19..................................  Baa3      BBB-            2,190
   5,000    Virginia, Pocahontas Parkway Association, Toll Road
              Revenue, Series 1998A,
              5.000% 08/15/10...................................  Baa3      BBB-            4,261
                                                                                       ----------
                                                                                           40,132
                                                                                       ----------
            WASHINGTON -- 6.7%
   1,830    Chelan County, Washington, Public Utilities District
              No. 001, Constructive Systems Revenue, Series
              1988A,
              5.900% 07/01/13...................................  Aa2       AA              1,916
   2,655    Chelan County, Washington, Public Utilities District
              No. 1, Hydro Conservative Systems Revenue, Series
              1997A, AMT, Mandatory Put 07/01/07 @ 100,
              4.850% 07/01/32...................................  Aa2       AA              2,824
   1,755    Clark County, Washington, School District Number 037
              Vancouver, GO Refunding,
              5.400% 12/01/05...................................  Aa3       NR              1,866

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            WASHINGTON  -- (CONTINUED)
 $ 1,255    Clark County, Washington, School District Number 037
              Vancouver, GO Refunding,
              5.500% 12/01/07...................................  Aa3       NR         $    1,335
   1,805    Clark County, Washington, School District Number 117
              Camas, GO Refunding, Series 1998, (AMBAC Insured),
              5.000% 12/01/12...................................  Aaa       NR              2,032
   2,165    Conservation and Renewable Energy Systems,
              Washington, Conservation Project Revenue, Series
              1994,
              6.200% 10/01/08...................................  Aa1       AA-             2,394
   1,140    Jefferson County, Washington, School District No.
              49, GO, (FSA Insured),
              5.000% 12/01/07...................................  Aaa       NR              1,271
   1,000    King County, Washington, GO Refunding, Series 1998B,
              4.750% 01/01/17...................................  Aa1       AA+             1,035
   3,000    King County, Washington, GO, Series 1997D,
              5.550% 12/01/08...................................  Aa1       AA+             3,433
   1,000    King County, Washington, GO, Series 1997D,
              5.750% 12/01/11...................................  Aa1       AA+             1,160
   1,500    King County, Washington, School District No. 210,
              GO, (FGIC Insured),
              5.400% 12/01/04...................................  Aaa       AAA             1,616
   1,310    King County, Washington, School District Number 415,
              GO, (FSA Insured),
              5.200% 06/01/05...................................  Aaa       AAA             1,422
   1,000    Kitsap County, Washington, School District No. 400
              North Kitsap, GO, Series 1993, (FGIC Insured),
              Prerefunded 06/01/05 @ 100,
              5.250% 06/01/06...................................  Aaa       AAA             1,090

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            WASHINGTON  -- (CONTINUED)
 $ 1,000    Kitsap County, Washington, Sewer Revenue, Series
              1996, (MBIA Insured), Crossover Refunded 07/01/06
              @ 100,
              5.600% 07/01/08...................................  Aaa       AAA        $    1,116
   1,000    Lewis County, Washington, Public Utilities District
              No. 001, Revenue, Series 1993,
              5.500% 10/01/09...................................  Aa1       AA-             1,041
   2,500    Northwest, Washington, Revenue, (Energy Wind
              Project), Series 2001B,
              6.000% 07/01/23...................................  Baa1      NR              2,547
   5,000    Port Seattle, Washington, Passenger Facility Charge
              Revenue, Series 1998, AMT, (AMBAC Insured),
              5.250% 12/01/09...................................  Aaa       AAA             5,519
   3,205    Port Seattle, Washington, Revenue, Series 1996-B,
              AMT, (FGIC Insured),
              5.100% 09/01/05...................................  Aaa       AAA             3,467
   3,780    Port Seattle, Washington, Revenue, Series 1996-B,
              AMT, (FGIC Insured),
              6.000% 09/01/08...................................  Aaa       AAA             4,336
   1,000    Seattle, Washington, Municipal Light and Power
              Revenue Refunding, Series 1993,
              5.000% 05/01/04...................................  Aa3       A+              1,049
  10,365    Seattle, Washington, Municipal Light and Power
              Revenue Refunding, Series 2001
              5.250% 03/01/11...................................  Aaa       AAA            11,750
   1,400    Seattle, Washington, Water Systems Revenue
              Refunding, Series 1993,
              5.500% 06/01/18...................................  Aa2       AA              1,455

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            WASHINGTON  -- (CONTINUED)
 $ 1,500    Skagit County, Washington, Conservative School
              District No. 320, GO, Series 1994, Prerefunded
              12/01/04 @ 100,
              6.850% 12/01/10...................................  Aaa       AAA        $    1,668
     530    Snohomish County, Washington, School District Number
              002 Everett, GO, Series 1993, (MBIA Insured),
              Prerefunded 12/01/03 @ 102,
              6.000% 12/01/06...................................  Aaa       AAA               568
     935    Snohomish County, Washington, School District Number
              002 Everett, GO, Series 1993, Unrefunded Balance,
              (MBIA Insured),
              6.000% 12/01/06...................................  Aaa       AAA             1,001
     445    Snohomish County, Washington, School District Number
              002 Everett, GO, Series 1993, Unrefunded Balance,
              (MBIA Insured),
              5.850% 12/01/05...................................  Aaa       AAA               476
     555    Snohomish County, Washington, School District Number
              002 Everett, GO, Series 1993, (MBIA Insured),
              Prerefunded 12/01/03 @ 102,
              5.850% 12/01/05...................................  Aaa       AAA               594
   1,000    Spokane County, Washington, School District Number
              081 Spokane, GO
              Refunding, Series 1992,
              6.000% 12/01/03...................................  Aa2       AA              1,051
   1,975    Spokane County, Washington, School District Number
              354 Mead, GO, Series 1998, (FGIC Insured),
              5.000% 12/01/09...................................  Aaa       AAA             2,212

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            WASHINGTON  -- (CONTINUED)
 $ 7,800    Spokane County, Washington, School District Number
              354 Mead, GO, Series 1998, (FGIC Insured),
              5.500% 12/01/10...................................  Aaa       AAA        $    9,026
   1,600    Spokane County, Washington, School District Number
              354 Mead, GO, Series 1998, (FGIC Insured),
              5.250% 12/01/11...................................  Aaa       AAA             1,831
   1,500    Tacoma, Washington, Electric Systems Revenue
              Refunding, Series 1994, (FGIC Insured),
              5.800% 01/01/04...................................  Aaa       AAA             1,577
   2,195    Tacoma, Washington, Electric Systems Revenue, Series
              1992, (AMBAC Insured),
              5.900% 01/01/05...................................  Aaa       AAA             2,247
     305    Tacoma, Washington, Electric Systems Revenue, Series
              1994, (FGIC Insured),
              6.000% 01/01/06...................................  Aaa       AAA               327
     695    Tacoma, Washington, Electric Systems Revenue, Series
              1994, (FGIC Insured), Prerefunded 01/01/04 @ 102,
              6.000% 01/01/06...................................  Aaa       AAA               747
   1,000    Vancouver, Washington, Water and Sewer Revenue,
              Series 1995, (FGIC Insured), Prerefunded 06/01/05
              @ 100,
              5.850% 06/01/11...................................  Aaa       AAA             1,106
   2,000    Vancouver, Washington, Water and Sewer Revenue,
              Series 1997, (MBIA Insured),
              5.000% 06/01/05...................................  Aaa       AAA             2,161
  10,000    Washington State, GO Refunding, Series 1993R-93B,
              5.125% 10/01/04...................................  Aa1       AA+            10,669
   6,645    Washington State, GO Refunding, Series 1997R-98A,
              5.000% 07/01/15...................................  Aa1       AA+             7,126

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            WASHINGTON  -- (CONTINUED)
 $ 3,260    Washington State, GO, Series 1997E,
              5.000% 07/01/22...................................  Aa1       AA+        $    3,329
   3,330    Washington State, GO, Series 1998C,
              5.500% 07/01/09...................................  Aa1       AA+             3,817
   5,150    Washington State, Public Power Supply Systems
              Revenue Refunding, (Nuclear Project Number 1)
              Series 1996A, (AMBAC Insured),
              6.000% 07/01/05...................................  Aaa       AAA             5,711
   1,150    Washington State, Public Power Supply Systems
              Revenue Refunding, Series 1993A,
              5.800% 07/01/07...................................  Aa1       AA-             1,302
   3,000    Washington State, Public Power Supply Systems
              Revenue Refunding, Series 1993B, (FSA Insured),
              5.400% 07/01/05...................................  Aaa       AAA             3,279
   8,000    Washington State, Public Power Supply Systems
              Revenue Refunding, Series 1996A, (AMBAC Insured),
              5.500% 07/01/04...................................  Aaa       AAA             8,523
   2,000    Washington State, Public Power Suppy Systems Revenue
              Refunding, (Nuclear Number 1 Project) Series
              1993A,
              5.250% 07/01/03...................................  Aaa       AAA             2,056
   2,000    Washington State, Public Power Suppy Systems Revenue
              Refunding, (Nuclear Number 1 Project) Series
              1996A, (MBIA Insured),
              6.000% 07/01/06...................................  Aaa       AAA             2,265
     325    Washington State, Public Power Suppy Systems Revenue
              Refunding, (Nuclear Number 3 Project) Series
              1990B, (FSA-CR Insured),
              7.375% 07/01/04...................................  Aaa       AAA               332

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            WASHINGTON  -- (CONTINUED)
 $ 1,500    Washington State, Public Power Suppy Systems Revenue
              Refunding, (Nuclear Number 3 Project) Series
              1997A,
              5.000% 07/01/06...................................  Aaa       AAA        $    1,646
   1,085    Whatcom County, Washington, School District Number
              502 Ferndale, GO Refunding, Series 1998B, (FGIC
              Insured),
              5.000% 12/01/05...................................  Aaa       NR              1,186
                                                                                       ----------
                                                                                          133,507
                                                                                       ----------
            WEST VIRGINIA -- 0.7%
   3,980    West Virginia State, Hospital Finance Authority,
              Hospital Revenue Refunding, (Charleston Area
              Medical Center Project) Series 1993A,
              6.500% 09/01/23...................................  A2        NR              4,949
   1,000    West Virginia State, Hospital Finance Authority,
              Hospital Revenue Refunding, (Charleston Area
              Medical Center Project) Series 1995A, (MBIA
              Insured),
              5.750% 09/01/13...................................  Aaa       AAA             1,116
   6,500    West Virginia State, Hospital Financing Authority
              Revenue, (Charleston Area Medical Center Project)
              Series 2000A,
              6.750% 09/01/22...................................  A2        NR              7,262
                                                                                       ----------
                                                                                           13,327
                                                                                       ----------
            WISCONSIN -- 2.5%
   2,500    Milwaukee County, Wisconsin, GO, Series 2001A,
              5.000% 10/01/12...................................  Aa3       AA              2,796
   2,500    Milwaukee County, Wisconsin, GO, Series 2001A,
              5.000% 10/01/13...................................  Aa3       AA              2,769

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            WISCONSIN  -- (CONTINUED)
 $ 5,790    Milwaukee, Wisconsin, Metropolitan Sewer District,
              GO Refunding, Series 1997A,
              5.125% 10/01/16...................................  Aa1       AA+        $    6,283
   1,815    Portage, Wisconsin, Community School District, GO
              Refunding, Series 1996, (AMBAC Insured),
              5.050% 04/01/08...................................  Aaa       AAA             1,947
   1,000    Portage, Wisconsin, Community School District, GO
              Refunding, Series 1996, (AMBAC Insured),
              5.250% 04/01/10...................................  Aaa       AAA             1,075
   1,000    Winneconne, Wisconsin, Community School District, GO
              Refunding, Series 1998, (FSA Insured),
              4.900% 04/01/10...................................  Aaa       NR              1,083
   1,050    Winneconne, Wisconsin, Community School District, GO
              Refunding, Series 1998, (FSA Insured),
              5.000% 04/01/11...................................  Aaa       NR              1,145
   1,100    Winneconne, Wisconsin, Community School District, GO
              Refunding, Series 1998, (FSA Insured),
              5.000% 04/01/12...................................  Aaa       NR              1,199
     235    Wisconsin State, GO Refunding, Series 1995-2,
              5.200% 11/01/07...................................  Aa3       AA-               257
   4,745    Wisconsin State, GO, Series 1996A,
              5.000% 05/01/16...................................  Aa3       AA-             5,069
   4,525    Wisconsin State, GO, Series 2002A,
              5.000% 05/01/07...................................  Aa3       AA-             5,007
   8,000    Wisconsin State, Petroleum Revenue, Series 2000A,
              5.750% 07/01/08...................................  Aa3       AA-             8,721

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            WISCONSIN  -- (CONTINUED)
 $10,000    Wisconsin, Badger TOB Asset Securitization
              Corporation, Asset Backed Revenue, Series 2002,
              6.000% 06/01/17...................................  A1        A          $   10,175
   2,735    Wisconsin, Housing and Economic Development
              Authority, Revenue, Series 1997G,
              5.350% 03/01/12...................................  Aa2       AA              2,904
                                                                                       ----------
                                                                                           50,430
                                                                                       ----------
            WYOMING -- 0.8%
   3,700    Natrona County, Wyoming, Hospital Revenue Refunding,
              (Wyoming Medical Center Project) Series 1998,
              (AMBAC Insured),
              5.250% 09/15/06...................................  Aaa       AAA             4,085
   1,000    Wyoming, Building Corporation Revenue, Series 1998,
              5.000% 10/01/03...................................  Aaa       AAA             1,034
   1,275    Wyoming, Building Corporation Revenue, Series 1998,
              (AMBAC Insured),
              5.200% 10/01/11...................................  Aaa       AAA             1,426
   2,935    Wyoming, Community Development Authority, Mutli-
              Family Mortgage Revenue, (Aspen Court Apartments
              Project) Series 1999A, (Bank One Arizona N.A.
              LOC), Mandatory Put 12/01/08 @ 100,
              4.750% 12/01/30...................................  NR        A+              2,993
   1,000    Wyoming, Community Development Authority, Single
              Family Mortgage Revenue, Series 1991A, (FHA
              Mortgages),
              7.100% 06/01/05...................................  Aa2       AA              1,008

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            WYOMING  -- (CONTINUED)
 $ 1,000    Wyoming, Community Development Authority, Single
              Family Mortgage Revenue, Series 1991A, (FHA
              Mortgages),
              7.200% 06/01/06...................................  Aa2       AA         $    1,007
   5,000    Wyoming, Student Loan Corporation Student Loan
              Revenue Revenue, Series 1997B, (GTD STD LNS),
              5.000% 12/01/06...................................  NR        AA              5,394
                                                                                       ----------
                                                                                           16,947
                                                                                       ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,857,747).....................................................    1,974,489
                                                                                       ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.8%
              (Cost $15,675)
  15,675    Nations Tax-Exempt Reserves, Trust Class#................       15,675
                                                                        ----------
            TOTAL INVESTMENTS
              (Cost $1,873,422*)..............................   99.8%   1,990,164
                                                                        ----------
            OTHER ASSETS AND LIABILITIES (NET)................    0.2%
            Receivable for Fund shares sold..........................   $    4,150
            Dividends receivable.....................................           35
            Interest receivable......................................       28,271
            Payable for Fund shares redeemed.........................      (11,002)
            Investment advisory fee payable..........................         (416)
            Administration fee payable...............................         (327)
            Shareholder servicing and distribution fees payable......          (16)
            Due to custodian.........................................          (10)
            Distributions payable....................................       (6,741)
            Payable for investment securities purchased..............       (8,633)
            Accrued Trustees' fees and expenses......................          (52)
            Accrued expenses and other liabilities...................         (325)
                                                                        ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)......................................        4,934
                                                                        ----------
            NET ASSETS........................................  100.0%  $1,995,098
                                                                        ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $    2,396
            Accumulated net realized gain on investments sold........        3,314
            Net unrealized appreciation of investments...............      116,742
            Paid-in capital..........................................    1,872,646
                                                                        ----------
            NET ASSETS...............................................   $1,995,098
                                                                        ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                          VALUE
----------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($1,941,657,108 / 185,557,100 shares outstanding)......       $10.46
                                                                        ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($43,134,886 / 4,123,319 shares outstanding)...........       $10.46
                                                                        ==========
            Maximum sales charge.....................................        3.25%
            Maximum offering price per share.........................       $10.81

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($5,439,161 / 519,966 shares outstanding)..............       $10.46
                                                                        ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($4,866,374 / 465,155 shares outstanding)..............       $10.46
                                                                        ==========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 +Amount represents less than 0.01%

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

AMBAC                                             11.25%
MBIA                                              12.79%

Nations Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Transportation Revenue                            10.22%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.4%
            ALABAMA -- 3.3%
 $ 3,000    Butler County, Alabama, Industrial Development
              Board, Solid Waste
              Disposal Revenue, (James River Corporation of
              Virginia Project) Series 1994, AMT,
              8.000% 09/01/28...................................  NR        BBB-  $  3,052
   1,100    Huntsville, Alabama, GO, Series 1995A,
              5.750% 02/01/14...................................  Aa2       AA       1,197
   8,500    Huntsville, Alabama, Health Care Authority, Revenue,
              Series 2001A,
              5.750% 06/01/31...................................  A2        NR       8,773
   3,600    Jefferson County, Alabama, Sewer Revenue Refunding,
              Series 1997A,
              (FGIC Insured),
              5.625% 02/01/18...................................  Aaa       AAA      3,957
   2,000    Jefferson County, Alabama, Sewer Revenue Refunding,
              Series 1997A,
              (FGIC Insured),
              5.625% 02/01/22...................................  Aaa       AAA      2,123
   1,000    Mcintosh, Alabama, Industrial Development Board,
              Environmental
              Improvement Revenue, Series 1998C,
              5.375% 06/01/28...................................  A2        A        1,015
   9,750    Phoenix County, Alabama, Industrial Development
              Board, Environmental
              Import Revenue Refunding, (Mead Coated Board
              Project) Series 1998B,
              (GTY-AGMT),
              5.250% 04/01/28...................................  Baa2      BBB      8,825
                                                                                  --------
                                                                                    28,942
                                                                                  --------
            ALASKA -- 2.6%
   2,500    Alaska, Student Loan Corporation, Student Loan
              Revenue, Series
              1999A, AMT, (AMBAC Insured),
              4.900% 07/01/08...................................  Aaa       AAA      2,696
   1,000    Anchorage, Alaska, Electric Utilities Revenue
              Refunding, Senior Lien,
              Series 1993, (MBIA Insured),
              8.000% 12/01/09...................................  Aaa       AAA      1,308

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            ALASKA  -- (CONTINUED)
 $ 7,000    Anchorage, Alaska, Electric Utilities Revenue,
              Senior Lien, Series 1996B, (MBIA Insured),
              5.500% 02/01/26...................................  Aaa       AAA   $  7,375
   1,000    North Slope Borough, Alaska, Capital Appreciation
              GO, Series 1995A,
              (MBIA Insured),
              2.490%& 06/30/06..................................  Aaa       AAA        911
  15,000    North Slope Borough, Alaska, Capital Appreciation
              GO, Series 2000B,
              (MBIA Insured),
              3.710%& 06/30/11..................................  Aaa       AAA     10,874
                                                                                  --------
                                                                                    23,164
                                                                                  --------
            ARIZONA -- 1.0%
   1,000    Maricopa County, Arizona, Unified School District
              Number 48, GO
              Refunding, Series 1991B,
              6.300% 07/01/04...................................  Aa2       AA       1,081
   1,300    Maricopa County, Arizona, Unified School District
              Number 48, GO
              Refunding, Series 1993B,
              4.600% 07/01/11...................................  Aa2       AA       1,341
   3,000    Maricopa County, Arizona, Unified School District
              Number 48, GO,
              Series 1995,
              5.000% 07/01/14...................................  Aa2       AA       3,208
   5,000    Tucson and Pima County, Arizona, Industrial
              Development Authority,
              Single-Family Mortgage Revenue, Series 1983A,
              4.050%& 12/01/14..................................  Aaa       AAA      3,069
                                                                                  --------
                                                                                     8,699
                                                                                  --------
            ARKANSAS -- 1.1%
   1,300    Arkansas State, Development Finance Authority,
              Revolving Loan Fund,
              Wastewater Systems Revenue, Series 1996A,
              Prerefunded 06/01/06 @ 101,
              5.700% 12/01/12...................................  NR        AA       1,477
   3,425    Blytheville, Arkansas, Solid Waste Recycling and
              Sewer Treatment Revenue, (Nucor Corporation
              Project) Series 1993, AMT,
              6.375% 01/01/23...................................  A1        A+       3,509

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            ARKANSAS  -- (CONTINUED)
 $ 5,100    Crossett, Arkansas, PCR, (Georgia Pacific
              Corporation Project) Series 1984,
              4.875% 10/01/07...................................  Ba1       NR    $  4,728
                                                                                  --------
                                                                                     9,714
                                                                                  --------
            CALIFORNIA -- 2.8%
   5,000    ABAG Finance Authority for Non-Profit Corporations,
              California,
              Multi-Family Revenue Refunding, Series 2000A, AMT,
              (GTY-AGMT),
              Mandatory Put 8/15/08 @ 100,
              6.400% 08/15/30...................................  Baa3      BBB-     5,418
   2,000    ABAG Finance Authority for Non-Profit Corporations,
              California,
              Multi-Family Revenue Refunding, Series 2000B,
              (GTY-AGMT), Mandatory
              Put 8/15/08 @ 100,
              6.250% 08/15/30...................................  Baa3      BBB-     2,173
   1,000    California State, GO, Series 1983,
              9.000% 10/01/03...................................  A1        AA-      1,073
   1,000    California State, GO, Series 1983,
              9.000% 04/01/05...................................  NR        AA-      1,170
   1,000    California State, GO, Series 1989,
              7.200% 04/01/05...................................  A1        A+       1,128
   1,600    California State, GO, Series 1989,
              7.100% 03/01/07...................................  A1        A+       1,897
   4,000    California State, GO, Series 1990,
              7.000% 08/01/04...................................  A1        A+       4,381
   3,300    California State, GO, Series 1990,
              7.000% 08/01/05...................................  A1        A+       3,756
   2,500    San Francisco, California, Bay Area Rapid Transit
              District, Sales Tax
              Revenue Refunding, (AMBAC Insured),
              6.750% 07/01/11...................................  Aaa       AAA      3,219
                                                                                  --------
                                                                                    24,215
                                                                                  --------

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            COLORADO -- 0.5%
 $ 1,500    Arapahoe County, Colorado, Capital Improvement
              Transportation Federal
              Highway Revenue, Series 1986E-470, Prerefunded
              08/31/05 @ 103,
              6.900% 08/31/15...................................  Aaa       AAA   $  1,761
   2,500    Douglas County, Colorado, Sales and Use Tax Revenue,
              Series 1996,
              (MBIA Insured),
              5.500% 10/15/11...................................  Aaa       AAA      2,780
                                                                                  --------
                                                                                     4,541
                                                                                  --------
            CONNECTICUT -- 0.6%
   5,000    Connecticut State, Health and Educational Facilities
              Authority,
              Revenue, (Eastern Connecticut Health Network
              Project) Series 2000A,
              6.000% 07/01/25...................................  NR        AA       5,637
                                                                                  --------
            DISTRICT OF COLUMBIA -- 3.5%
   9,000    District of Columbia, Hospital Revenue Refunding,
              (Medlantic Healthcare Group Project) Series 1997A,
              (MBIA Insured), Prerefunded
              08/15/07 @ 102,
              5.375% 08/15/15...................................  Aaa       AAA     10,177
   3,985    District of Columbia, Revenue Refunding, (Howard
              University Project)
              Series 1996, (MBIA Insured),
              5.750% 10/01/17...................................  Aaa       AAA      4,473
   4,200    District of Columbia, Revenue, (Association of
              American Medical Colleges Project) Series 1997A,
              (AMBAC Insured),
              5.375% 02/15/17...................................  Aaa       AAA      4,685
  10,400    District of Columbia, Revenue, (Carnegie Endowment
              Project) Series 1996,
              5.750% 11/15/26...................................  Aa3       NR      11,019
                                                                                  --------
                                                                                    30,354
                                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            FLORIDA -- 2.2%
 $ 1,735    Florida State, Board of Education, Capital Outlay
              GO, Unrefunded Balance, Series 1985,
              9.125% 06/01/14...................................  Aa2       AA+   $  2,496
  10,000    Jea, Florida, St. John's River Power Parkway Systems
              Revenue Refunding, Series 2002,
              5.250% 10/01/13...................................  Aa2       AA      11,392
   5,000    Orange County, Florida, Tourist Development Tax
              Revenue Refunding, Series 1998A, (AMBAC Insured),
              4.750% 10/01/24...................................  Aaa       AAA      5,033
                                                                                  --------
                                                                                    18,921
                                                                                  --------
            GEORGIA -- 7.9%
   5,000    Atlanta, Georgia, Airport Facilities Revenue
              Refunding, Series 2000A, (FGIC Insured),
              5.600% 01/01/30...................................  Aaa       AAA      5,408
   5,000    Atlanta, Georgia, Water and Wastewater Revenue,
              Series 2001A, (MBIA Insured),
              5.000% 11/01/39...................................  Aaa       AAA      5,158
   3,000    Chatham County, Georgia, Hospital Medical Authority,
              Revenue, (Memorial Health Medical Center Project)
              Series 2001A,
              6.125% 01/01/24...................................  A3        A-       3,211
   1,000    DeKalb County, Georgia, School District GO, Series
              1993A,
              6.250% 07/01/09...................................  Aa2       AA       1,198
   1,500    Effingham County, Georgia, Development Authority,
              Solid Waste Disposal Revenue, (Fort James
              Corporation Project) Series 1998, AMT,
              5.625% 07/01/18...................................  Ba1       BBB-     1,223
   4,750    Fulco, Georgia, Hospital Authority, Revenue
              Anticipation Certificates, (St. Josephs Hospital
              Project) Series 1994,
              5.500% 10/01/18...................................  Aaa       NR       4,970

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            GEORGIA  -- (CONTINUED)
 $ 1,435    Gainesville & Hall County, Georgia, Hospital
              Authority, Revenue Anticipation Certificates,
              (Northeast Georgia Health System Income Project)
              Series 2001,
              5.000% 05/15/11...................................  NR        A-    $  1,528
   1,610    Gainesville & Hall County, Georgia, Hospital
              Authority, Revenue Anticipation Ceritificates,
              (Northeast Georgia Health System Income Project)
              Series 2001,
              5.000% 05/15/12...................................  NR        A-       1,701
   1,560    Gainesville & Hall County, Georgia, Hospital
              Authority, Revenue Anticipation Certificates,
              (Northeast Georgia Health System Income Project)
              Series 2001,
              5.000% 05/15/13...................................  NR        A-       1,627
   1,600    Georgia State, GO, Series 1991C,
              6.500% 04/01/04...................................  Aaa       AAA      1,716
   3,000    Georgia State, GO, Series 1992B,
              6.250% 03/01/11...................................  Aaa       AAA      3,653
   1,700    Georgia State, GO, Series 1993F,
              6.500% 12/01/05...................................  Aaa       AAA      1,940
   3,000    Georgia State, GO, Series 1996B,
              6.250% 04/01/07...................................  Aaa       AAA      3,486
   6,445    Georgia State, GO, Series 1998B,
              5.500% 07/01/10...................................  Aaa       AAA      7,494
   9,605    Georgia State, Housing and Finance Authority,
              Single-Family Mortgage Revenue, Series 1999B-2,
              AMT,
              6.100% 06/01/31...................................  Aa2       AAA     10,157
   1,945    Henry County, Georgia, School District GO, Series
              1994, (MBIA Insured),
              Prerefunded 08/01/04 @ 102,
              6.000% 08/01/14...................................  Aaa       AAA      2,139
   1,000    Metropolitan Atlanta, Rapid Transit Authority of
              Georgia, Revenue Refunding, Series 1992P, (AMBAC
              Insured),
              6.000% 07/01/04...................................  Aaa       AAA      1,075

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            GEORGIA  -- (CONTINUED)
 $ 1,000    Metropolitan Atlanta, Rapid Transit Authority of
              Georgia, Revenue Refunding, Series 1992P, (AMBAC
              Insured),
              6.100% 07/01/05...................................  Aaa       AAA   $  1,113
   2,000    Metropolitan Atlanta, Rapid Transit Authority of
              Georgia, Revenue Refunding, Series 1992P, (AMBAC
              Insured),
              6.250% 07/01/20...................................  Aaa       AAA      2,515
   2,000    Monroe County, Georgia Development Authority, PCR,
              (Oglethorpe Power Corporation Project) Series
              1992A,
              6.800% 01/01/11...................................  A3        A        2,415
   3,000    Savannah, Georgia, Hospital Authority, Hospital
              Improvement Revenue Refunding, (Candler Hospital
              Project) Series 1992, Prerefunded 01/01/03 @ 102,
              7.000% 01/01/23...................................  Ba1       BB       3,101
   2,690    Union County, Georgia, Housing Authority,
              Multi-Family Housing Revenue Refunding, (Hidden
              Lake Apartments Ltd. Project) Series 1994A,
              (FHA/FNMA COLL),
              7.125% 12/01/25...................................  Aaa       NR       2,828
                                                                                  --------
                                                                                    69,656
                                                                                  --------
            HAWAII -- 0.2%
   1,180    Honolulu City and County, Hawaii, GO Refunding,
              Series 1993B,
              8.000% 10/01/10...................................  Aa3       AA-      1,558
                                                                                  --------
            ILLINOIS -- 12.4%
   1,600    Chicago, Illinois, GO, Series 1993, (FGIC Insured),
              5.375% 01/01/13...................................  Aaa       AAA      1,697
   3,000    Chicago, Illinois, Metropolitan Water Reclamation
              District GO, Series 1993,
              5.500% 12/01/12...................................  Aaa       AA+      3,555
   3,385    Chicago, Illinois, Metropolitan Water Reclamation
              District, Capital Improvement GO, Series 1991,
              6.900% 01/01/07...................................  Aaa       AA+      3,983

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            ILLINOIS  -- (CONTINUED)
 $ 3,000    Chicago, Illinois, O'Hare International Airport,
              Revenue Refunding, Second Lien, Series 1993C,
              (MBIA Insured),
              5.000% 01/01/18...................................  Aaa       AAA   $  3,132
   2,640    Chicago, Illinois, O'Hare International Airport,
              Revenue Refunding, Senior Lien, Series 1993A,
              5.000% 01/01/16...................................  A1        A+       2,656
  13,000    Chicago, Illinois, O'Hare International Airport,
              Revenue, Refunding Second Lien, Series 1999, AMT,
              (AMBAC Insured),
              5.500% 01/01/10...................................  Aaa       AAA     14,573
   1,500    Chicago, Illinois, O'Hare International Airport,
              Special Facilities Revenue Refunding, (American
              Airlines Inc. Project) Series 1994,
              (GTY-AGMT),
              8.200% 12/01/24...................................  B2        BB-        675
   2,000    Chicago, Illinois, Park District, GO, Series 1996,
              (MBIA Insured),
              5.500% 01/01/16...................................  Aaa       AAA      2,213
   4,800    Chicago, Illinois, Water Revenue, Senior Lien,
              Series 2000, (AMBAC Insured),
              5.750% 11/01/10...................................  Aaa       AAA      5,640
   2,800    Cook County, Illinois, Forest Preserve District, Zoo
              GO, Series 1996, (MBIA Insured), Prerefunded
              11/01/06 @ 101,
              5.800% 11/01/16...................................  Aaa       AAA      3,230
   4,500    Cook County, Illinois, GO, Series 1996, (FGIC
              Insured), Prerefunded 11/15/06 @ 101,
              5.900% 11/15/16...................................  Aaa       AAA      5,214
   5,000    Cook County, Illinois, GO, Series 1997A, (MBIA
              Insured),
              5.625% 11/15/22...................................  Aaa       AAA      5,465
   2,565    Du Page County, Illinois, GO, Series 1993,
              5.600% 01/01/21...................................  Aaa       AAA      2,984

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            ILLINOIS  -- (CONTINUED)
 $ 1,700    Glendale Heights, Illinois, Hospital Revenue
              Refunding, (Glendale Heights Project) Series
              1985B,
              7.100% 12/01/15...................................  Aaa       AAA   $  2,116
   3,700    Illinois State, GO, Series 1993,
              5.500% 08/01/18...................................  Aa2       AA       3,896
   2,400    Illinois State, GO, Series 1994,
              5.800% 04/01/19...................................  Aa2       AA       2,598
   4,785    Illinois State, GO, Series 1995, (MBIA Insured),
              Prerefunded 02/01/05 @ 102,
              6.000% 02/01/16...................................  Aaa       NR       5,341
   3,000    Illinois State, Metropolitan Pier and Exposition
              Authority, Dedicated Tax Revenue Refunding,
              (McCormick Place Expansion Project) Series 2002B,
              (MBIA Insured),
              5.000% 06/15/21...................................  Aaa       AAA      3,152
   1,500    Illinois State, Sales Tax Revenue, Series 1994V,
              Prerefunded 06/15/05 @ 102,
              6.375% 06/15/17...................................  Aa2       AAA      1,710
   2,200    Illinois State, Sales Tax Revenue, Series 1994V,
              Prerefunded 06/15/05 @ 102,
              6.375% 06/15/20...................................  Aa2       AAA      2,509
   1,000    Illinois, Development Finance Authority, PCR
              Refunding, (Commonwealth Edison Company Project)
              Series 1994D, (AMBAC Insured),
              6.750% 03/01/15...................................  Aaa       AAA      1,129
   1,800    Illinois, Educational Facilities Authority, Revenue,
              (Northwestern University Project) Series 1993,
              5.375% 12/01/21...................................  Aa1       AA+      1,857
   6,500    Illinois, Educational Facilities Authority, Student
              Housing Advancement Funding Revenue, (University
              Center Project) Series 2002,
              6.625% 05/01/17...................................  Baa2      NR       7,093

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            ILLINOIS  -- (CONTINUED)
 $11,640    Illinois, Metropolitan Pier & Exposition Authority,
              Dedicated State Tax Revenue, Unrefunded Balance,
              Series 1993A, (FGIC Insured),
              3.940%& 06/15/13..................................  Aaa       AAA   $  7,665
   1,535    McHenry County, Illinois, Community Unit School
              District Number 200 GO, Series 1996A, (FSA
              Insured),
              5.750% 01/01/13...................................  Aaa       AAA      1,729
   8,750    Metropolitan Pier & Exposition Authority, Illinois,
              Dedicated State Tax Revenue, Series 1993, (FGIC
              Insured),
              3.990%& 06/15/13..................................  Aaa       AAA      5,732
   2,680    Southern Illinois, Capital Appreciation University
              Revenue, (Housing and Auxiliary Facilities Systems
              Program) Series 1997, (MBIA Insured),
              2.480%& 04/01/06..................................  Aaa       AAA      2,458
   5,000    Will County, Illinois, Student Housing Revenue,
              (Joliet Junior College Project) Series 2002A,
              6.750% 09/01/33...................................  NR        NR       4,955
                                                                                  --------
                                                                                   108,957
                                                                                  --------
            INDIANA -- 2.1%
   2,500    Franklin, Indiana, Economic Development Revenue
              Refunding, (Hoover Universal, Inc. Project) Series
              1994, (GTY-AGMT),
              6.100% 12/01/04...................................  A2        A-       2,711
   1,000    Hamilton/Southeastern Indiana, North Delaware School
              Building Corporation, First Mortgage Revenue,
              Series 1996, (AMBAC Insured, State Aid
              Withholding),
              5.000% 07/15/07...................................  Aaa       AAA      1,108

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            INDIANA  -- (CONTINUED)
 $ 1,000    Hamilton/Southeastern Indiana, North Delaware School
              Building Corporation, First Mortgage Revenue,
              Series 1996, (AMBAC Insured, State Aid
              Withholding),
              5.100% 07/15/09...................................  Aaa       AAA   $  1,109
   6,340    Indiana, Health Facilities Financing Authority,
              Hospital Revenue, (Charity Obligation Group
              Project) Series 1997D, Prerefunded 11/01/07 @ 100,
              5.000% 11/01/26...................................  Aaa       NR       6,916
   2,000    Indiana, Health Facilities Financing Authority,
              Hospital Revenue, (Clarian Health Partners, Inc.
              Project) Series 1996A,
              5.500% 02/15/16...................................  Aa3       AA       2,121
   2,000    Indiana, Ivy Tech State College, Revenue, Series
              1997E, (AMBAC Insured),
              5.125% 07/01/12...................................  Aaa       AAA      2,204
   2,000    St. Joseph County, Indiana, Educational Facilities
              Revenue, (University of Notre Dame - Du Lac
              Project) Series 1996,
              5.500% 03/01/26...................................  Aaa       NR       2,110
                                                                                  --------
                                                                                    18,279
                                                                                  --------
            IOWA -- 0.3%
   2,750    Iowa, Student Loan Liquidity Corporation, Student
              Loan Revenue Refunding, Series 1998J, AMT, (AMBAC
              Insured),
              4.800% 06/01/09...................................  Aaa       AAA      2,939
                                                                                  --------

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            KANSAS -- 1.1%
 $ 2,000    Kansas City, Kansas, Utility System Improvement
              Revenue Refunding, Series 1994, (FGIC Insured),
              6.250% 09/01/14...................................  Aaa       AAA   $  2,203
   9,670    Sedgwick County, Kansas, Unified School District No
              259, Witchita, GO, Series 2002, (FSA Insured),
              2.500% 10/01/17...................................  Aaa       AAA      7,835
                                                                                  --------
                                                                                    10,038
                                                                                  --------
            KENTUCKY -- 0.1%
   1,000    Kentucky State, Turnpike Authority, Economic
              Development Revenue Refunding, (Revitalization
              Project) Series 1993, (AMBAC Insured),
              5.500% 07/01/08...................................  Aaa       AAA      1,142
                                                                                  --------
            LOUISIANA -- 0.7%
   3,400    East Baton Rouge Parish, Louisiana, Revenue
              Refunding, (Pacific Corporation Project) Series
              1998, AMT,
              5.350% 09/01/11...................................  Ba1       NR       2,979
   3,000    Plaquemines, Louisiana, Port Harbour and District
              Marine Terminal Facilities Revenue Refunding,
              (Electro-Coal Project) Series 2001B,
              5.000% 09/01/07...................................  A3        BBB-     3,144
                                                                                  --------
                                                                                     6,123
                                                                                  --------
            MARYLAND -- 0.4%
   3,000    Maryland State, Economic Development Corporation,
              Student Housing Revenue, (Salisbury Collegiate
              Housing Project) Series 1999A,
              6.000% 06/01/30...................................  Baa3      NR       3,171
                                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            MASSACHUSETTS -- 0.7%
 $ 3,000    Massachusetts State, Water Resources Authority,
              General Revenue, Series 1993C, (AMBAC Insured),
              5.250% 12/01/15...................................  Aaa       AAA   $  3,457
   2,500    Massachusetts State, Water Resources Authority,
              General Revenue, Series 1994A, (MBIA Insured),
              Prerefunded 08/01/04 @ 101.5,
              5.900% 08/01/16...................................  Aaa       AAA      2,733
                                                                                  --------
                                                                                     6,190
                                                                                  --------
            MICHIGAN -- 2.0%
   1,670    Byron Center, Michigan, Public Schools GO, Series
              1995, (MBIA Insured), Prerefunded 05/01/05 @ 101,
              5.970% 05/01/15...................................  Aaa       AAA      1,863
   1,000    Detroit, Michigan, GO Refunding, Series 1995B,
              6.375% 04/01/07...................................  Baa1      A-       1,090
   1,700    Hudsonville, Michigan, Public Schools, Series 1994B,
              (FGIC Insured), Prerefunded 05/01/04 @ 102,
              6.000% 05/01/14...................................  Aaa       AAA      1,851
   1,000    Leslie, Michigan, Public Schools Ingham and Jackson
              Counties, GO Refunding, Series 1995, (AMBAC
              Insured), Prerefunded 05/01/05 @ 101,
              6.000% 05/01/15...................................  Aaa       AAA      1,116
   3,000    Michigan State, Comprehensive Transportation Revenue
              Refunding, Series 1996A, (MBIA Insured),
              5.250% 08/01/13...................................  Aaa       AAA      3,309
   3,435    Michigan State, Environmental Protection Program GO,
              Series 1992,
              6.250% 11/01/12...................................  Aaa       AAA      4,175

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            MICHIGAN  -- (CONTINUED)
 $ 2,000    Michigan State, Trunk Line Revenue, Series 1994A,
              (FGIC-TCRS Insured), Prerefunded 11/15/04 @ 102,
              5.625% 11/15/14...................................  Aaa       AAA   $  2,208
   2,060    River Roughe, Michigan, School District, GO, Series
              2002, (FGIC Insured),
              5.250% 05/01/13...................................  Aaa       AAA      2,351
                                                                                  --------
                                                                                    17,963
                                                                                  --------
            MISSISSIPPI -- 0.7%
   3,000    Lowndes County, Mississippi, Solid Waste Disposal
              PCR Refunding, (Weyerhaeuser Company Project)
              Series 1992A,
              6.800% 04/01/22...................................  Baa2      BBB      3,447
   2,200    Mississippi, Hospital Equipment and Facilities
              Improvement Authority, Revenue Refunding, (North
              Mississippi Health Services Project) Series
              1993-1, (AMBAC Insured),
              5.400% 05/15/04...................................  Aaa       AAA      2,293
                                                                                  --------
                                                                                     5,740
                                                                                  --------
            MISSOURI -- 4.0%
   1,000    Independence, Missouri, School District, GO, Series
              1991,
              6.250% 03/01/11...................................  A3        NR       1,201
   1,450    Jefferson City, Missouri, School District, Series
              1991A,
              6.700% 03/01/11...................................  Aa2       NR       1,770
   1,500    Kansas City, Missouri, Water Revenue, Series 1994D,
              Prerefunded 12/01/04 @ 100,
              6.600% 12/01/14...................................  Aa3       AA       1,660
   3,425    Missouri State, Environmental Improvement and Energy
              Resource Authority, PCR Refunding, (Associated
              Electrical Cooperation Thomas Hill Project) Series
              1996,
              5.500% 12/01/10...................................  A1        AA       3,836

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            MISSOURI  -- (CONTINUED)
 $ 2,000    Missouri State, Environmental Improvement and Energy
              Resource Authority, PCR Refunding, (Associated
              Electrical Cooperation Thomas Hill Project) Series
              1996,
              5.500% 12/01/11...................................  A1        AA    $  2,240
   3,290    Missouri State, Environmental Improvement and Energy
              Resource Authority, Water PCR, Series 1995C,
              Prerefunded 01/01/05 @ 101,
              6.000% 01/01/16...................................  Aaa       NR       3,630
   4,065    Missouri State, GO, Series 1995,
              5.600% 04/01/15...................................  Aaa       AAA      4,463
   2,000    Missouri State, Health and Educational Facilities
              Authority Revenue, (SSM Health Care Corporation
              Project) Series 2002A,
              5.000% 06/01/11...................................  NR        AA-      2,171
   2,500    Missouri State, Health and Educational Facilities
              Authority Revenue, (SSM Health Care Project)
              Series 2002A,
              5.250% 06/01/12...................................  NR        AA-      2,757
     955    Missouri State, Housing Development Commission,
              Single-Family Mortgage Revenue, (Homeowner Loan
              Project) Series 1995A, AMT, (GNMA/FHA/VA COLL),
              6.100% 09/01/14...................................  NR        AAA      1,004
   1,625    Missouri State, Water Pollution Control GO, Series
              1995A,
              5.600% 04/01/15...................................  Aaa       AAA      1,784
   3,500    Sikeston, Missouri, Electrical Revenue Refunding,
              Series 1992, (MBIA Insured),
              6.100% 06/01/07...................................  Aaa       AAA      4,054

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            MISSOURI  -- (CONTINUED)
 $ 1,400    St. Louis, Missouri, Industrial Development
              Authority, PCR Refunding, (Anheuser Busch Company
              Project) Series 1991,
              6.650% 05/01/16...................................  A1        A+    $  1,784
   2,240    University City, Missouri, GO, Series 1994, (MBIA
              Insured), Prerefunded 02/15/04 @ 100,
              6.200% 02/15/14...................................  Aaa       AAA      2,381
                                                                                  --------
                                                                                    34,735
                                                                                  --------
            MONTANA -- 0.2%
   8,000    Lewis and Clark County, Montana, Environmental
              Facilities Revenue, (Asarco, Inc. Project) Series
              1998, AMT,
              5.850% 10/01/33...................................  Ca        C        2,159
                                                                                  --------
            NEBRASKA -- 0.2%
   1,600    Omaha, Nebraska, Public Power District, Electric
              Revenue, Series 1992B,
              6.200% 02/01/17...................................  Aa2       NR       1,962
                                                                                  --------
            NEVADA -- 1.4%
   3,000    Las Vegas and Clark County, Nevada, Library District
              GO, Series 1993, (FGIC Insured), Prerefunded
              02/01/03 @ 101,
              6.000% 02/01/12...................................  Aaa       AAA      3,075
   4,000    Nevada State, GO, Series 1995A,
              5.500% 11/01/16...................................  Aa2       AA       4,398
   2,625    Nevada State, GO, Series 1995A,
              5.500% 11/01/17...................................  Aa2       AA       2,894
   2,000    Nevada State, Municipal Board GO, (Bank Project
              Number 40-41) Series 1993A,
              6.375% 12/01/17...................................  NR        AAA      2,054
                                                                                  --------
                                                                                    12,421
                                                                                  --------
            NEW HAMPSHIRE -- 0.5%
   4,000    New Hampshire, Higher Education and Health Facility
              Authority, Revenue, (Nashua Memorial Hospital
              Project) Series 1993,
              6.000% 10/01/23...................................  NR        A-       4,049
                                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            NEW JERSEY -- 0.4%
 $ 2,500    New Jersey State, GO, Series 1986B,
              6.250% 01/15/05...................................  Aa2       AA    $  2,750
     890    New Jersey State, Highway Authority, Garden State
              Parkway Generated Revenue, Series 1971,
              6.500% 01/01/11...................................  Aaa       AAA      1,033
                                                                                  --------
                                                                                     3,783
                                                                                  --------
            NEW MEXICO -- 0.2%
   1,495    New Mexico, Mortgage Finance Authority,
              Single-Family Mortgage Revenue, Series 1997C-2,
              AMT, (GNMA/FNMA/FHLMC COLL),
              6.050% 07/01/28...................................  Aaa       NR       1,563
                                                                                  --------
            NEW YORK -- 3.0%
   5,000    Albany, New York, Industrial Development Agency,
              Civic Facility Revenue, (Charitable Leadership
              Project) Series 2002A,
              6.000% 07/01/19...................................  Baa3      NR       5,213
   1,555    New York City, New York, Industrial Development
              Agency Civic Facilities Revenue, (Polytechnic
              University Project) Series 2000,
              5.300% 11/01/09...................................  Baa3      BBB-     1,657
   3,520    New York City, New York, Municipal Water Finance
              Authority, Water and Sewer Revenue, Series 2001D,
              5.250% 06/15/25...................................  Aa2       AA       3,726
   1,250    New York City, New York, Municipal Water Finance
              Authority, Water and Sewer Systems Revenue, Series
              1997B,
              5.750% 06/15/29...................................  Aa2       AA       1,389
   7,250    New York City, New York, Transitional Finance
              Authority, Revenue Refunding, Future Tax Secured,
              Series 2002A,
              5.500% 11/01/26...................................  Aa2       AA+      8,407
   1,000    New York State, Dormitory Authority, Revenue, Series
              2002B, Mandatory Put 05/15/12 @ 100,
              5.250% 11/15/23...................................  NR        AA-      1,123

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            NEW YORK  -- (CONTINUED)
 $ 2,390    New York State, Local Government Assistance
              Corporation, Revenue, Series 1995A,
              6.000% 04/01/16...................................  A1        AA-   $  2,652
   1,750    New York, New York, City Municipal Water Financing
              Authority, Water and Sewer Systems Revenue, Series
              1998D,
              4.750% 06/15/12...................................  Aa2       AA       1,881
                                                                                  --------
                                                                                    26,048
                                                                                  --------
            NORTH CAROLINA -- 1.0%
   2,425    Haywood County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, Solid Waste Disposal Revenue Refunding,
              (Champion International Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24...................................  Baa2      NR       2,559
   5,450    New Hanover County, North Carolina, GO, Series 2001,
              5.000% 06/01/20...................................  Aa2       AA-      5,856
                                                                                  --------
                                                                                     8,415
                                                                                  --------
            OHIO -- 2.0%
   4,990    Dayton, Ohio, Special Facilities Revenue Refunding,
              (Air Freight Corporation Project) Series 1993F,
              6.050% 10/01/09...................................  NR        BB+      4,376
   9,500    Dayton, Ohio, Special Facilities Revenue, (Air
              Freight Corporation Project) Series 1988D, AMT,
              6.200% 10/01/09...................................  NR        BB+      8,406
   3,025    Lakota, Ohio, School District GO, Series 1994,
              (AMBAC Insured),
              Prerefunded 12/01/05 @ 100,
              6.250% 12/01/14...................................  Aaa       AAA      3,441
   1,000    Lucas County, Ohio, Hospital Revenue, (Flower
              Hospital Project) Series 1993, Prerefunded
              12/01/04 @ 101,
              6.125% 12/01/13...................................  NR        NR       1,097
                                                                                  --------
                                                                                    17,320
                                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            OKLAHOMA -- 0.3%
 $ 3,000    Oklahoma, Development Finance Authority, Revenue
              Refunding, (Hillcrest Healthcare Center Inc.
              Project) Series 1999A,
              5.000% 08/15/08...................................  B2        B-    $  2,453
                                                                                  --------
            PENNSYLVANIA -- 1.2%
   1,725    Philadelphia, Pennsylvania, Hospital and Higher
              Education Facilities Authority, Hospital Revenue,
              (Frankford Hospital Project) Series 1993A,
              6.000% 06/01/14...................................  A3        NR       1,804
   3,125    Philadelphia, Pennsylvania, Hospital and Higher
              Education Facilities Authority, Hospital Revenue,
              (Frankford Hospital Project) Series 1993A,
              6.000% 06/01/23...................................  A3        NR       3,217
   4,800    Philadelphia, Pennsylvania, Industrial Development
              Authority, IDR Refunding, (Ashland Oil Inc.
              Project) Series 1993,
              5.700% 06/01/05...................................  Baa2      NR       5,125
                                                                                  --------
                                                                                    10,146
                                                                                  --------
            SOUTH CAROLINA -- 4.8%
   5,000    Georgetown County, South Carolina, Environmental
              Improvement Revenue Refunding, (International
              Paper Company Project) Series 2000A, (GTY-AGMT),
              5.950% 03/15/14...................................  Baa2      BBB      5,372
   5,000    Greenville, South Carolina, Hospital Facilities
              Revenue, Series 2001,
              5.500% 05/01/26...................................  Aaa       AAA      5,390
   3,095    South Carolina State, Public Service Authority,
              Revenue Refunding, Series 2002D, (FSA Insured),
              5.000% 01/01/18...................................  Aaa       AAA      3,323
   8,085    South Carolina State, State School Facilities, GO,
              Series 2001A,
              3.500% 01/01/16...................................  Aaa       AAA      7,688

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            SOUTH CAROLINA  -- (CONTINUED)
 $ 1,430    South Carolina, State Housing Finance and
              Development Authority, Revenue, (Homeownership
              Mortgage Purchase Project) Series 1994A,
              6.375% 07/01/16...................................  Aa2       AA    $  1,502
   3,500    South Carolina, State Public Services Authority,
              Revenue Refunding, Series 1995B, (FGIC Insured),
              5.875% 01/01/19...................................  Aaa       AAA      3,877
   2,000    Spartanburg County, South Carolina, Solid Waste
              Disposal Facilities Revenue, (BMW U.S. Capital
              Corporation Project) Series 1994, AMT, (GTY-AGMT),
              7.550% 11/01/24...................................  A1        NR       2,197
   8,500    Tobacco Settlement Management Revenue, Series 2001B,
              6.375% 05/15/28...................................  A1        A        8,600
   4,000    York County, South Carolina, Exempt Facilities IDR,
              (Hoechst Celanese Corporation Project) Series
              1994, AMT,
              5.700% 01/01/24...................................  Baa2      BBB      3,801
                                                                                  --------
                                                                                    41,750
                                                                                  --------
            TENNESSEE -- 3.1%
   5,500    Knox County, Tennessee, Health Educational and
              Housing Facilities Board, Revenue, (University
              Health Systems Inc. Project) Series 1999,
              5.750% 04/01/19...................................  Baa1      NR       5,673
   3,000    Maury County, Tennessee, Industrial Development
              Board, Multi-Model PCR Refunding, (General Motors
              Corporation - Saturn Corporation Project) Series
              1994,
              6.500% 09/01/24...................................  A3        BBB+     3,240

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            TENNESSEE  -- (CONTINUED)
 $ 4,000    Maury County, Tennessee, Industrial Development
              Board, Solid Waste Disposal Revenue, Occidental
              Petroleum Corporation, AMT, (GTD-AGMT),
              6.250% 08/01/18...................................  Baa2      BBB-  $  4,121
   2,750    McMinn County, Tennessee, Industrial Development
              Board, Recycling Facilities Revenue, (Bowater Inc.
              Project) Series 1992, AMT,
              7.400% 12/01/22...................................  Baa3      BBB-     2,759
   1,000    Memphis, Tennessee, GO Refunding, Series 1996,
              5.200% 11/01/10...................................  Aa2       AA       1,101
   5,000    Memphis-Shelby County, Tennessee, Airport Authority,
              Special Facilities Revenue Refunding, (Federal
              Express Corporation Project) Series 2001,
              5.000% 09/01/09...................................  Baa2      BBB      5,287
   2,500    Metropolitan Government, Nashville and Davidson
              County, Tennessee, Water and Sewer Systems Revenue
              Refunding, Series 1993, (FGIC Insured),
              5.200% 01/01/13...................................  Aaa       AAA      2,854
   2,000    Metropolitan Government, Nashville and Davidson
              County, Tennessee, Water and Sewer Systems Revenue
              Refunding, Series 1996, (MBIA Insured),
              5.500% 01/01/14...................................  Aaa       AAA      2,230
                                                                                  --------
                                                                                    27,265
                                                                                  --------
            TEXAS -- 9.9%
   2,000    Arlington, Texas, Independent School District, GO,
              Series 1991, (PSF-GTD),
              6.500% 08/15/03...................................  Aaa       NR       2,085
   2,470    Beaumont, Texas, Independent School District GO,
              Series 1996, (PSF-GTD),
              5.000% 02/15/17...................................  Aaa       AAA      2,621

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 1,540    Bexar, Texas, Metropolitan Water District,
              Waterworks Revenue, Series 1995, (MBIA Insured),
              Prerefunded 05/01/05 @ 102,
              6.000% 05/01/15...................................  Aaa       AAA   $  1,734
   2,070    Bexar, Texas, Metropolitan Water District,
              Waterworks Revenue, Unrefunded Balance, Series
              1995, (MBIA Insured),
              6.000% 05/01/15...................................  Aaa       AAA      2,303
   7,600    Brazos River Authority, Texas, PCR Refunding, (Texas
              Utilities Electric Company Project) Series 1995B,
              AMT, Mandatory Put 06/19/06 @ 100,
              5.050% 06/01/30...................................  Baa1      BBB+     7,840
   1,000    Brazos River Authority, Texas, Revenue Refunding,
              (Houston Light and Power Company Project) Series
              1992B, (MBIA Insured),
              6.375% 04/01/12...................................  Aaa       AAA      1,024
   1,540    Comal, Texas, Independent School District GO, Series
              1996A, (PSF-GTD), Prerefunded 02/01/06 @ 100,
              5.600% 02/01/10...................................  Aaa       AAA      1,714
   4,805    Cypress-Fairbanks, Texas, Independent School
              District GO, Unrefunded Balance, Series 1993A,
              (PSF-GTD),
              5.500% 02/15/11...................................  Aaa       AAA      4,868
   1,750    Dallas County, Texas, GO, Series 1996,
              5.250% 08/15/16...................................  Aaa       AAA      1,912
   4,250    Dallas-Fort Worth, Texas, International Airport
              Facilities Improvement, Corporate Revenue
              Refunding, (American Airlines Project) Series
              2000C, AMT, Mandatory Put 11/01/07 @ 100,
              6.150% 05/01/29...................................  B2        BB-      2,341

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 2,220    Grand Prairie, Texas, Independent School District,
              GO Refunding, Series 2002, (PSF-GTD),
              5.000% 02/15/22...................................  Aaa       AAA   $  2,301
   9,075    Harris County, Texas, GO, Refunding, Series 2002,
              (MBIA Insured),
              4.740%& 08/15/19..................................  Aaa       AAA      4,116
   1,000    Harris County, Texas, GO, Series 1984,
              7.800% 01/01/03...................................  Aaa       AAA      1,016
   3,335    Harris County, Texas, Health Facilities Development
              Authority, Hospital Revenue, (Memorial Herman
              Hospital Systems Project) Series 1998,
              (FSA Insured),
              5.500% 06/01/11...................................  Aaa       AAA      3,825
   5,000    Houston, Texas, Airport Systems Revenue, Series
              1998B, AMT, (FGIC Insured),
              5.000% 07/01/16...................................  Aaa       AAA      5,173
   5,000    Lubbock, Texas, Health Facilities Development
              Authority, Corporate Revenue, (St. Joseph Health
              Systems Project) Series 1998, (FSA Insured),
              5.000% 07/01/07...................................  Aaa       AAA      5,481
   4,155    McKinney, Texas, Independent School District, GO,
              Series 2001, (PSF-GTD),
              5.125% 02/15/17...................................  Aaa       AAA      4,476
   2,000    North Central Texas, Health Facilities Development
              Corporation, Hospital Revenue, (Presbyterian
              Healthcare Project) Series 1991A,
              6.625% 06/01/11...................................  Aaa       NR       2,411
   4,000    Port of Bay City Authority, Texas, Matagorda County
              Revenue, (Hoechst Celanese Corporation Project),
              Series 1996, AMT,
              6.500% 05/01/26...................................  Baa2      BBB      4,041
   2,500    Red River Authority, Texas, PCR Refunding, Series
              1991, (AMBAC Insured),
              5.200% 07/01/11...................................  Aaa       AAA      2,709

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            TEXAS  -- (CONTINUED)
 $ 5,000    Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding, Series 2002,
              6.000% 10/01/16...................................  Baa2      BBB-  $  5,361
   3,000    San Antonio, Texas, Electric and Gas Revenue, Series
              1995, (MBIA Insured),
              5.375% 02/01/18...................................  Aaa       AAA      3,235
   2,000    San Antonio, Texas, GO, Series 1996,
              5.250% 08/01/15...................................  Aa2       AA+      2,142
   2,855    Spring Branch, Texas, Independent School District
              GO, Series 1995, (PSF-GTD), Prerefunded 02/01/05 @
              100,
              6.000% 02/01/17...................................  Aaa       AAA      3,131
   2,000    Texas City, Texas, IDR Refunding, (Atlantic
              Richfield Company Project) Series 1990,
              7.375% 10/01/20...................................  Aa2       AA+      2,685
   3,000    Texas State, GO Refunding, Series 1996B, Prerefunded
              10/01/06 @ 100,
              5.750% 10/01/15...................................  Aa1       AAA      3,420
   1,000    Texas State, GO, Series 1996,
              5.500% 08/01/15...................................  Aa1       AA       1,103
   1,500    Texas State, University System Financing Refunding
              Revenue, Series 2002, (FSA Insured),
              5.000% 03/15/17...................................  Aaa       AAA      1,606
                                                                                  --------
                                                                                    86,674
                                                                                  --------
            UTAH -- 1.8%
   2,000    Emery County, Utah, PCR Refunding, (Pacificorp
              Project) Series 1993A, (AMBAC Insured),
              5.650% 11/01/23...................................  Aaa       AAA      2,094
   5,500    Murray City, Utah, Hospital Revenue Refunding, (IHC
              Health Services, Inc. Project) Series 1996, (MBIA
              Insured),
              5.000% 05/15/22...................................  Aaa       AAA      5,572
   1,835    Provo, Utah, Electric Revenue, Series 1980,
              10.125% 04/01/15..................................  Aaa       AAA      2,627

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            UTAH  -- (CONTINUED)
 $ 3,000    Salt Lake City, Utah, Water and Sewer Revenue,
              Series 1994, (AMBAC
              Insured), Prerefunded 02/01/04 @ 100,
              6.100% 02/01/14...................................  Aaa       AAA   $  3,180
   2,500    Utah, County Hospital Revenue, Series 1997, (MBIA
              Insured),
              5.250% 08/15/26...................................  Aaa       AAA      2,568
                                                                                  --------
                                                                                    16,041
                                                                                  --------
            VERMONT -- 0.3%
   1,985    Vermont, Municipal Bond Bank, Revenue, Series
              1996-1, (AMBAC Insured),
              5.750% 12/01/15...................................  Aaa       AAA      2,265
                                                                                  --------
            VIRGINIA -- 0.7%
   2,830    Fairfax County, Virginia, Water and Sewer Authority,
              Water Revenue, Unrefunded Balance, Series 1992,
              6.000% 04/01/22...................................  Aa1       AAA      3,218
   1,000    Norfolk, Virginia, Capital Improvement GO, Series
              1997, (FGIC Insured),
              5.375% 06/01/15...................................  Aaa       AAA      1,110
   1,600    Virginia State, Housing Development Authority,
              Commonwealth
              Mortgage Revenue, Series 1995, (MBIA Insured),
              5.700% 01/01/14...................................  Aaa       AAA      1,678
                                                                                  --------
                                                                                     6,006
                                                                                  --------
            WASHINGTON -- 12.6%
   8,500    Chelan County, Washington, Development Corporation,
              PCR Refunding,
              (Alcoa, Inc. Project) Series 1995,
              5.850% 12/01/31...................................  A2        A+       8,993
   2,310    Chelan County, Washington, Public Utilities District
              Division III, Revenue, Series 1997A, AMT,
              Mandatory Put 07/01/20 @ 100,
              5.600% 07/01/32...................................  Aa2       AA       2,394

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            WASHINGTON  -- (CONTINUED)
 $ 2,480    Clark County, Washington, Sewer Revenue, Series
              1996, (MBIA Insured), Prerefunded 12/01/06 @ 100,
              5.800% 12/01/11...................................  Aaa       AAA   $  2,844
   1,035    King County, Washington, Library Systems GO, Series
              1992,
              6.150% 12/01/10...................................  Aa3       AA-      1,201
   2,000    King County, Washington, School District No. 403
              Renton, GO, Series 1998,
              5.250% 06/01/15...................................  Aa3       AA-      2,178
   2,000    King County, Washington, School District Number 415,
              GO, Series 1996, (FSA Insured), Prerefunded
              06/01/06 @ 100,
              5.800% 06/01/13...................................  Aaa       AAA      2,261
   3,000    King County, Washington, Sewer GO Refunding, Series
              1996C,
              5.250% 01/01/17...................................  Aa1       AA+      3,214
   8,500    Pilchuck, Washington, Public Development
              Corporation, Special Airport Facilities Revenue,
              (Tramco Inc. Project) Series 1993, AMT,
              6.000% 08/01/23...................................  Baa1      BBB+     8,438
   2,405    Port Seattle, Washington, GO, Series 2000, AMT,
              6.000% 12/01/11...................................  Aa1       AA+      2,784
   1,600    Seattle, Washington, GO Refunding, Series 1993,
              5.650% 01/01/20...................................  Aa3       AA       1,644
   4,365    Seattle, Washington, GO, Series 1996A,
              5.625% 01/15/10...................................  Aa1       AAA      4,793
   1,795    Seattle, Washington, GO, Series 1997,
              5.300% 08/01/17...................................  Aa1       AAA      1,957
   2,530    Seattle, Washington, Municipal Light and Power
              Revenue, Series 1994,
              Prerefunded 07/01/04 @ 102,
              6.625% 07/01/16...................................  Aa3       A+       2,799
   6,100    Seattle, Washington, Water Systems Revenue
              Refunding, Series 1993,
              5.500% 06/01/18...................................  Aa2       AA       6,338

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            WASHINGTON  -- (CONTINUED)
 $ 1,525    Skagit County, Washington, School District Number
              320, GO Refunding,
              Series 1996, (FGIC Insured),
              5.500% 12/01/12...................................  Aaa       AAA   $  1,701
   2,000    Tacoma, Washington, Conservation Systems Project
              Revenue, Series 1994,
              6.600% 01/01/15...................................  Aa1       AA-      2,196
   2,000    Tacoma, Washington, Electric System Revenue, Series
              1997, (AMBAC Insured),
              5.250% 01/01/15...................................  Aaa       AAA      2,196
  12,700    Washington State, GO, Series 1990A,
              6.750% 02/01/15...................................  Aa1       AA+     16,304
   1,155    Washington State, GO, Series 1992A,
              6.250% 02/01/11...................................  Aa1       AA+      1,372
  17,845    Washington State, GO, Series 2000A,
              5.625% 07/01/21...................................  Aa1       AA+     19,513
   2,955    Washington State, GO, Unrefunded Balance, Series
              1992-93A,
              5.750% 10/01/12...................................  Aa1       AA+      3,476
   3,000    Washington State, Public Power Supply Systems
              Revenue Refunding, Series 1993B, (FSA Insured),
              5.400% 07/01/05...................................  Aaa       AAA      3,279
   5,000    Washington State, Public Power Supply Systems
              Revenue Refunding, Series 1996A, (MBIA Insured),
              5.750% 07/01/11...................................  Aaa       AAA      5,650
     255    Washington State, Public Power Supply Systems
              Revenue, (Nuclear Project Number 1) Series 1990B,
              Prerefunded 07/01/04 @ 100,
              7.250% 07/01/09...................................  Aa1       AA-        322
   1,145    Washington State, Public Power Supply Systems
              Revenue, (Nuclear Project Number 1) Series 1990B,
              Unrefunded 07/01/04 @ 100,
              7.250% 07/01/09...................................  Aa1       AA-      1,366

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            WASHINGTON  -- (CONTINUED)
 $    95    Washington State, Public Power Supply Systems
              Revenue, (Nuclear Project Number 2) Series 1990A,
              Prerefunded 07/01/04 @ 100,
              7.250% 07/01/06...................................  Aa1       AA-   $    111
   1,505    Washington State, Public Power Supply Systems
              Revenue, (Nuclear Project Number 2) Series 1990A,
              Prerefunded 07/01/04 @ 100,
              7.250% 07/01/06...................................  Aa1       AA-      1,783
                                                                                  --------
                                                                                   111,107
                                                                                  --------
            WEST VIRGINIA -- 0.5%
   1,450    Jefferson County, West Virginia, Board of Education,
              GO, Series 1989,
              (FGIC Insured),
              6.850% 07/01/07...................................  Aaa       AAA      1,738
   1,560    Jefferson County, West Virginia, Board of Education,
              GO, Series 1989,
              (FGIC Insured),
              6.850% 07/01/08...................................  Aaa       AAA      1,905
   1,000    West Virginia University, State University Systems
              Revenue, (Marshall University Library Project)
              Series 1996, (AMBAC Insured),
              5.750% 04/01/16...................................  Aaa       AAA      1,114
                                                                                  --------
                                                                                     4,757
                                                                                  --------
            WISCONSIN -- 2.6%
   3,000    Menomonee Falls, Wisconsin, Sewer Systems Revenue,
              Series 1996A,
              (AMBAC Insured),
              5.650% 05/01/16...................................  Aaa       AAA      3,335
   2,170    Nekoosa, Wisconsin, PCR, (Nekoosa Papers Inc.
              Project) Series 1999A,
              5.350% 07/01/15...................................  Ba1       NR       1,774
   4,500    Nekoosa, Wisconsin, PCR, (Nekoosa Papers Inc.
              Project) Series 1999B, 5.500% 07/01/15............  Ba1       NR       3,733
   1,000    Wisconsin State, GO Refunding, Series 1993-1,
              5.800% 11/01/08...................................  Aa3       AA-      1,163

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            WISCONSIN  -- (CONTINUED)
 $ 4,000    Wisconsin State, Health and Educational Facilities
              Authority, Revenue,
              (Aurora Health Care Inc. Project) Series 1999A,
              5.600% 02/15/29...................................  NR        BBB+  $  3,861
   3,500    Wisconsin State, Health and Educational Facilities
              Authority, Revenue,
              (Aurora Health Care Project) Series 1999B,
              5.500% 02/15/15...................................  NR        BBB+     3,555
   5,500    Wisconsin State, Health and Educational Facilities
              Authority, Revenue,
              (Aurora Health Care Project) Series 1999B,
              5.625% 02/15/20...................................  NR        BBB+     5,429
                                                                                  --------
                                                                                    22,850
                                                                                  --------
            WYOMING -- 1.5%
   2,300    Campbell County, Wyoming, School District Number
              001-Gillette, GO, Series 1996, (SCH BD GTY),
              5.550% 06/01/06...................................  Aaa       AAA      2,561
  10,000    Wyoming, Student Loan Corporation, Revenue
              Refunding, Series 1999A,
              6.250% 06/01/29...................................  NR        AA      10,667
                                                                                  --------
                                                                                    13,228
                                                                                  --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $796,128)..................................................    862,940
                                                                                  --------

 SHARES                                                                  VALUE
  (000)                                                                  (000)
--------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.1%
              (Cost $18,074)
 18,074     Nations Tax-Exempt Reserves,
              Trust Class#...........................................   $ 18,074
                                                                        --------
            TOTAL INVESTMENTS
              (Cost $814,202*)................................  100.5%   881,014
                                                                        --------
            OTHER ASSETS AND LIABILITIES (NET)................   (0.5)%
            Cash.....................................................   $      1
            Receivable for investment securities sold................      1,475
            Receivable for Fund shares sold..........................        770
            Dividends receivable.....................................         14
            Interest receivable......................................     13,139
            Payable for Fund shares redeemed.........................       (986)
            Investment advisory fee payable..........................       (230)
            Administration fee payable...............................       (144)
            Shareholder servicing and distribution fees payable......        (20)
            Distributions payable....................................     (3,198)
            Payable for investment securities purchased..............    (14,992)
            Accrued Trustees' fees and expenses......................        (52)
            Accrued expenses and other liabilities...................       (258)
                                                                        --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................     (4,481)
                                                                        --------
            NET ASSETS........................................  100.0%  $876,533
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $  1,982
            Accumulated net realized loss on investments sold........    (11,328)
            Net unrealized appreciation of investments...............     66,812
            Paid-in capital..........................................    819,067
                                                                        --------
            NET ASSETS...............................................   $876,533
                                                                        ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)



                                                                         VALUE
--------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share ($814,529,424 / 72,547,446
              shares outstanding)....................................     $11.23
                                                                        ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($49,892,556 / 4,445,547 shares outstanding)...........     $11.22
                                                                        ========

            Maximum sales charge.....................................      4.75%
            Maximum offering price per share.........................     $11.78

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($10,238,636 / 912,093 shares outstanding).............     $11.23
                                                                        ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($1,872,587 / 166,791 shares outstanding)..............     $11.23
                                                                        ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

MBIA                                              13.40%

Nations Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Industrial Development Revenue/Pollution Control
 Revenue                                           12.18%
Pre-Refunded                                       14.91%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 101.6%
            CALIFORNIA -- 96.3%
 $1,250     ABAG Finance Authority for Non-Profit Corporations,
              California, Certificates of Participation
              Refunding, (Episcopal Homes Foundation Project)
              Series 1998,
              5.000% 07/01/07...................................  NR        A-         $  1,348
  2,000     ABAG Finance Authority for Non-Profit Corporations,
              California, Multi-Family Revenue Refunding, Series
              2000B, (GTY-AGMT), Mandatory Put 8/15/08 @ 100,
              6.250% 08/15/30...................................  Baa3      BBB-          2,173
    700     ABAG Finance Authority for Non-Profit Corporations,
              Certificates of Participation Refunding, (American
              Baptist Homes Project) Series 1998A,
              5.500% 10/01/07...................................  NR        BB+             715
  2,200     Alameda County, California, Certificates of
              Participation Refunding, (Santa Rita Jail Project)
              Series 1993, (MBIA Insured),
              5.375% 06/01/09...................................  Aaa       AAA           2,570
  1,000     Alameda County, California, Certificates of
              Participation Refunding, Series 2001A, (MBIA
              Insured),
              4.250% 12/01/11...................................  Aaa       NR            1,099
  1,000     Anaheim, California, Public Financing Authority,
              Lease Revenue, (Public Improvements Project)
              Series 1997C, (FSA Insured),
              6.000% 09/01/11...................................  Aaa       AAA           1,234
  1,690     California Health Facilities Finance Authority,
              Revenue, (Catholic Health Corporation Project)
              Series 1994A, (MBIA Insured),
              5.600% 11/15/04...................................  Aaa       AAA           1,840

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $2,000     California Health Facilities Finance Authority,
              Revenue, (Kaiser Permanente Project) Series 1998A,
              5.250% 06/01/12...................................  Aaa       AAA        $  2,276
  1,000     California Health Facilities Finance Authority,
              Revenue, (Sisters Providence Project) Series 1996,
              5.500% 10/01/05...................................  Aa3       AA-           1,110
  1,000     California Health Facilities Financing Authority,
              Revenue, (Cedars-Sinai Medical Center Project)
              Series 1999A,
              6.125% 12/01/19...................................  A3        NR            1,117
  1,040     California Infrastructure & Economic Development
              Bank Revenue, (American Center for Wine, Food,
              Arts Project) Series 1999, (ACA Insured),
              5.250% 12/01/08...................................  NR        A             1,156
  2,765     California State, Department of Water Resources,
              Water Systems Revenue, (Center Valley Project
              Revenue) Series 1997S,
              5.000% 12/01/06...................................  Aa2       AA            3,123
  1,000     California State, Department of Water Resources,
              Water Systems Revenue, (Center Valley Project)
              Series 1992J-2,
              6.000% 12/01/06...................................  Aa2       AA            1,165
     20     California State, Department of Water Resources,
              Water Systems Revenue, (Center Valley Project)
              Series 1998T,
              5.500% 12/01/08...................................  Aa2       AA               24
  1,100     California State, GO, (For Previous Veterans
              Project) Series 2000BU,
              4.350% 12/01/07...................................  A1        AA-           1,177
  3,000     California State, GO, Series 1997BL, AMT,
              5.300% 12/01/12...................................  A1        AA-           3,250
  2,000     California State, GO, Series 2000,
              5.250% 10/01/15...................................  A1        A+            2,197

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $1,000     California Statewide Communities Development
              Authority, Certificates of Participation
              Refunding, (Cedars-Sinai Medical Center) Series
              1993,
              4.700% 11/01/03...................................  A3        NR         $  1,030
  1,940     California Statewide Communities Development
              Authority, Certificates of Participation,
              (Catholic Healthcare West Project) Series 1999,
              6.000% 07/01/09...................................  Baa2      BBB           2,155
  1,000     California Statewide Communities Development
              Authority, Solid Waste Facilities Revenue, (Waste
              Management Inc. Project) Series 2001, AMT, (Waste
              Management Inc. GTY-AGMT), Mandatory Put 04/01/04
              @ 100,
              4.950% 04/01/11...................................  NR        BBB           1,018
  2,025     Culver City, California, Redevelopment Finance
              Authority Revenue Refunding, Series 1993, (AMBAC
              Insured),
              5.500% 11/01/14...................................  Aaa       AAA           2,424
  1,500     East Bay Municipal Utilities District, California,
              Water Systems Revenue Refunding, Series 1993,
              (MBIA Insured),
              5.000% 06/01/06...................................  Aaa       AAA           1,673
  2,000     East Bay-Delta, California, Housing & Finance
              Authority Revenue, Series 2001A, (MBIA Insured),
              4.250% 06/01/05...................................  Aaa       AAA           2,115
  1,280     Fontana, California, Redevelopment Agency Tax
              Allocation Refunding, (Jurupa Hills Redevelopment
              Project) Series 1999A,
              4.625% 10/01/05...................................  NR        BBB+          1,371

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $1,750     Foothill/Eastern Corridor Agency, California, Toll
              Road Revenue, Series 1995A, Prerefunded 01/01/10 @
              102,
              3.387%& 01/01/13..................................  Aaa       AAA        $  1,929
  5,000     Inland Empire, California, Solid Waste Authority,
              Revenue, (Landfill Improvement Financing Project)
              Series 1996B, AMT, (FSA Insured),
              6.250% 08/01/11...................................  Aaa       AAA           5,922
  1,700     Kern, California, High School District, GO
              Refunding, Series 1996A, (MBIA Insured),
              6.100% 08/01/07...................................  Aaa       AAA           2,004
  3,000     Long Beach, California, Harbor Revenue, Series 1995,
              AMT, (MBIA Insured),
              8.000% 05/15/04...................................  Aaa       AAA           3,306
    690     Los Angeles County, California, Certificates of
              Participation, (Marina Del Rey Project) Series
              1993A,
              6.250% 07/01/03...................................  NR        NR              709
  1,500     Los Angeles County, California, Public Works
              Financing Authority, Revenue, (Regional Park and
              Open Space District Project) Series 1997A,
              5.375% 10/01/07...................................  Aa3       AA            1,731
  1,400     Los Angeles County, California, Transition
              Commission Sales Tax Revenue, Series 1992A,
              6.400% 07/01/06...................................  A1        A+            1,621
  3,500     Los Angeles, California, Unified School District GO,
              Series 2000D,
              5.500% 07/01/09...................................  Aa3       AA-           4,122
  2,880     Los Angeles, California, Wastewater Systems Revenue
              Refunding, Series 1993A, (MBIA Insured),
              5.300% 06/01/04...................................  Aaa       AAA           3,012
  1,300     Los Angeles, California, Water & Power Revenue,
              Series 2001A, (MBIA-IBC Insured),
              5.250% 07/01/15...................................  Aaa       AAA           1,464

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $1,640     Modesto, California, Irrigation District,
              Certificates of Participation Refunding, Series
              1999A, (AMBAC Insured),
              2.050%& 07/01/06..................................  Aaa       AAA        $  1,519
  3,000     Oakland, California, J.T. Powers Financing
              Authority, Lease Revenue Refunding, (Oakland
              Convention Centers) Series 2001, (AMBAC Insured),
              5.500% 10/01/11...................................  Aaa       AAA           3,583
  3,700     Oakland, California, Redevelopment Agency Tax
              Allocation Refunding, (Center District
              Redevelopment Project) Series 1992, (AMBAC
              Insured),
              5.500% 02/01/14...................................  Aaa       AAA           4,391
  1,000     Orange County, California, Public Financing
              Authority, Waste Management Systems Revenue
              Refunding, Series 1997, (AMBAC Insured),
              5.500% 12/01/06...................................  Aaa       NR            1,131
  1,000     Orange County, California, Public Financing
              Authority, Waste Management Systems Revenue
              Refunding, Series 1997, (AMBAC Insured),
              5.750% 12/01/10...................................  Aaa       NR            1,185
  1,375     Orange County, California, Revenue Refunding, Series
              1995A, (MBIA Insured, Motor Vehicle Fee
              Withholding),
              5.600% 06/01/07...................................  Aaa       AAA           1,586
  3,575     Orange County, California, Water District,
              Certificates of Participation, Series 1993A,
              5.000% 08/15/03...................................  Aa2       AA            3,684
    545     Port Oakland, California, Port Revenue, Series
              1990D, (MBIA Insured),
              7.000% 11/01/02...................................  Aaa       AAA             548

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $1,000     Port Oakland, California, Revenue, Series 2000K,
              AMT, (FGIC Insured),
              5.500% 11/01/08...................................  Aaa       AAA        $  1,152
  4,000     Sacramento County, California, Sanitation District
              Financing Authority, Revenue, Series 2000A,
              5.000% 12/01/08...................................  Aa3       AA            4,608
  1,000     Sacramento, California, City Financing Authority,
              Lease Revenue, Series 1993B,
              5.200% 11/01/07...................................  A2        AA-           1,130
  4,260     Sacramento, California, Cogeneration Authority,
              Revenue Refunding, (Cogeneration Project) Series
              1998, (MBIA Insured),
              5.250% 07/01/09...................................  Aaa       AAA           4,884
  2,500     Sacramento, California, Power Authority, Revenue,
              (Cogeneration Project) Series 1995, (MBIA-IBC
              Insured),
              5.875% 07/01/15...................................  Aaa       AAA           2,863
  2,000     San Diego, California, MTDB Authority Lease Revenue
              Refunding, Series 1994,
              5.250% 09/01/04...................................  Aa3       AA-           2,141
  3,440     San Francisco, California, Bay Area Rapid
              Transportation District, Sales Tax Revenue, Series
              1998,
              5.500% 07/01/09...................................  Aa3       AA-           3,995
  2,365     San Francisco, California, City and County Airport
              Commission, International Airport Revenue, Series
              1998-16A, AMT, (FSA Insured),
              5.500% 05/01/07...................................  Aaa       AAA           2,672
  2,490     San Francisco, California, City and County Airport
              Commission, International Airport Revenue, Series
              1998-22, AMT, (AMBAC Insured),
              6.000% 05/01/07...................................  Aaa       AAA           2,866

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $1,000     San Juan, California, Unified School District GO,
              Series 2000, (FGIC Insured),
              5.000% 08/01/09...................................  Aaa       AAA        $  1,150
  3,955     San Ramon Valley, California, Unified School
              District, GO, Series 1998A, (FGIC Insured),
              1.770%& 07/01/05..................................  Aaa       AAA           3,768
  3,285     Santa Magarita/Dana Point Authority, California,
              Revenue, Series 1997A, (AMBAC Insured),
              5.500% 08/01/11...................................  Aaa       AAA           3,772
  3,000     Southern California, Public Power Authority, Power
              Project Revenue, Series 1989,
              6.750% 07/01/13...................................  A2        A             3,845
                                                                                       --------
                                                                                        121,653
                                                                                       --------
            PUERTO RICO -- 5.3%
  3,970     Puerto Rico, Commonwealth Highway & Transportation
              Authority, Transportation Revenue, Series 2002F,
              5.000% 07/01/05...................................  Baa1      A             4,295
  2,000     Puerto Rico, Electric Power Authority, Power
              Revenue, Series 1997AA,
              (MBIA Insured),
              6.250% 07/01/10...................................  Aaa       AAA           2,445
                                                                                       --------
                                                                                          6,740
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $118,723).......................................................    128,393
                                                                                       --------

SHARES                                                                     VALUE
(000)                                                                      (000)
-----------------------------------------------------------------------------------
         INVESTMENT COMPANIES -- 1.9%
           (Cost $2,357)
2,357    Nations Tax-Exempt Reserves, Trust Class#.....................   $  2,357
                                                                          --------
         TOTAL INVESTMENTS
           (Cost $121,080*)..................................     103.5%   130,750
                                                                          --------
         OTHER ASSETS AND LIABILITIES (NET)..................      (3.5)%
         Receivable for investment securities sold.....................   $  3,234
         Receivable for Fund shares sold...............................        312
         Dividends receivable..........................................          3
         Interest receivable...........................................      1,796
         Payable for Fund shares redeemed..............................     (9,296)
         Investment advisory fee payable...............................        (11)
         Administration fee payable....................................        (22)
         Distributions payable.........................................       (399)
         Accrued Trustees' fees and expenses...........................         (2)
         Accrued expenses and other liabilities........................        (27)
                                                                          --------
         TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (4,412)
                                                                          --------
         NET ASSETS..........................................     100.0%  $126,338
                                                                          ========
         NET ASSETS CONSIST OF:
         Accumulated net realized gain on investments sold.............   $    513
         Net unrealized appreciation of investments....................      9,670
         Paid-in capital...............................................    116,155
                                                                          --------
         NET ASSETS....................................................   $126,338
                                                                          ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)





                                                                            VALUE
-----------------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($124,489,618 / 12,202,237 shares outstanding)..............     $10.20
                                                                          ========
         INVESTOR A SHARES:
         Net asset value and redemption price per share
           ($1,205,452 / 118,008 shares outstanding)...................     $10.22
                                                                          ========

         Maximum sales charge..........................................      3.25%
         Maximum offering price per share..............................     $10.56

         INVESTOR B SHARES:
         Net asset value and offering price per share**
           ($151,651 / 14,849 shares outstanding)......................     $10.21
                                                                          ========
         INVESTOR C SHARES:
         Net asset value and offering price per share**
           ($490,871 / 48,021 shares outstanding)......................     $10.22
                                                                          ========

---------------

 *Federal income tax information (see Note 7).
**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations California Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

AMBAC                                              16.52%
MBIA                                               24.86%

Nations California Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Electric Revenue                                   12.27%
Lease Revenue                                      10.43%
Special Tax                                        11.01%
Transportation Revenue                             13.03%
Water Revenue                                      13.30%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.2%
            CALIFORNIA -- 90.9%
 $ 2,000    ABAG Finance Authority for Non-Profit Corporations,
              California, Certificates of Participation
              Refunding, (Episcopal Homes Foundation Project)
              Series 1998,
              4.625% 07/01/04...................................  NR        A-         $  2,084
   2,000    ABAG Finance Authority for Non-Profit Corporations,
              California, Multi-Family Revenue Refunding, Series
              2000A, AMT, (GTY-AGMT), Mandatory Put 8/15/08 @
              100,
              6.400% 08/15/30...................................  Baa3      BBB-          2,167
   2,000    ABAG Finance Authority for Non-Profit Corporations,
              California, Multi-Family Revenue Refunding, Series
              2000B, (GTY-AGMT), Mandatory Put 8/15/08 @ 100,
              6.250% 08/15/30...................................  Baa3      BBB-          2,173
   3,000    Alameda County, California, Certificates of
              Participation, Refunding, (Santa Rita Jail
              Project) Series 1993, (MBIA Insured), Prerefunded
              12/01/03 @ 102,
              5.700% 12/01/14...................................  Aaa       AAA           3,211
   2,000    Anaheim, California, GO, Unified School District,
              Series 2002, (FSA Insured),
              5.000% 08/01/25...................................  Aaa       AAA           2,095
   5,000    Beverly Hills, California, Public Financing
              Authority, Lease Revenue, (Capital Imports
              Project) Series 1998A,
              5.000% 06/01/23...................................  Aa3       AA            5,188
   1,185    Bodega Bay, California, Fire Protection District,
              Certificates of Participation, (Fire Station
              Project) Series 1996,
              6.450% 10/01/31...................................  NR        BBB           1,331

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 1,000    California Educational Facilities Authority Revenue,
              (Pooled College and University Project) Series
              1999B,
              5.250% 04/01/24...................................  Baa3      NR         $    999
   5,000    California Health Facilities Financing Authority
              Revenue Refunding, Insured Health Facilities,
              (Mark Twain Project) Series 1996, (MBIA Insured),
              6.000% 07/01/16...................................  Aaa       AAA           5,745
   1,000    California Health Facilities Financing Authority
              Revenue, (Kaiser Permanente Project) Series 1998B,
              5.250% 10/01/13...................................  A3        A             1,069
   3,500    California Health Facilities Financing Authority,
              Revenue, (Cedars-Sinai Medical Center Project)
              Series 1999A,
              6.125% 12/01/19...................................  A3        NR            3,909
   3,000    California Health Facilities Financing Authority,
              Revenue, (Kaiser Permanente Project) Series 1998A,
              (FSA Insured),
              5.000% 06/01/24...................................  Aaa       AAA           3,096
   1,510    California Housing Finance Agency Revenue, Multi-
              Unit Rental Housing, Series 1992B-II,
              6.700% 08/01/15...................................  Aa3       A+            1,542
   2,000    California Housing Finance Agency, Home Mortgage
              Revenue, Series 1994F-3, AMT, (MBIA/FHA/VA
              Insured),
              6.100% 08/01/15...................................  Aaa       AAA           2,080
   2,750    California Housing Finance Agency, Home Mortgage
              Revenue, Series 1997I, AMT, (MBIA Insured),
              5.650% 08/01/17...................................  Aaa       AAA           2,928
   4,970    California Housing Finance Agency, Home Mortgage
              Revenue, Series 1997I, AMT, (MBIA Insured),
              5.750% 02/01/29...................................  Aaa       AAA           5,207
  14,535    California Housing Finance Agency, Revenue, Series
              2001M, AMT, (FSA Insured),
              5.430%& 08/01/32..................................  Aaa       AAA           2,590

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 2,050    California Housing Finance Agency, Single-Family
              Mortgage Revenue, Series 1997B-3, Class I, AMT,
              (FHA Insured),
              5.400% 08/01/28...................................  Aaa       AAA        $  2,115
   2,500    California Infrastructure & Economic Development
              Bank Revenue, (Kaiser Hospital Assistant I-LLC
              Project) Series 2001A,
              5.550% 08/01/31...................................  NR        A             2,644
   2,000    California Maritime Infrastructure Authority Airport
              Revenue, San Diego Unified Port District Airport,
              Series 1995, (AMBAC Insured),
              5.500% 11/01/05...................................  Aaa       AAA           2,216
   1,000    California Pollution Control Financing Authority,
              PCR, (Southern California Edison Company Project)
              Series 1992B, AMT,
              6.400% 12/01/24...................................  Ba2       BB              992
   3,000    California State, Department of Water Resources,
              Water Systems Revenue, (Center Valley Project)
              Series 1993L,
              5.700% 12/01/16...................................  Aa2       AA            3,121
   8,000    California State, Department of Water Resources,
              Water Systems Revenue, (Center Valley Project)
              Series 1997S,
              5.000% 12/01/17...................................  Aa2       AA            8,574
   2,600    California State, GO, (FGIC Insured),
              5.250% 09/01/30...................................  Aaa       AAA           2,752
   2,000    California State, GO, (For Previous Veterans
              Project) Series 2000BJ, AMT,
              5.650% 12/01/24...................................  A1        AA-           2,100
   1,675    California State, GO, Series 1991,
              6.600% 02/01/10...................................  A1        A+            2,024
   1,000    California State, GO, Series 1993,
              5.500% 04/01/13...................................  A1        A+            1,179
      20    California State, GO, Series 1995, Prerefunded
              03/01/05 @ 101,
              5.750% 03/01/09...................................  A1        A+               22

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $    10    California State, GO, Series 1995, Prerefunded
              03/01/05@ 101,
              5.750% 03/01/09...................................  A1        A+         $     11
   2,000    California State, GO, Series 2000,
              5.250% 09/01/24...................................  A1        A+            2,103
   3,000    California State, GO, Series 2000,
              5.625% 05/01/26...................................  A1        A+            3,285
      65    California State, GO, Unrefunded Balance,
              5.750% 03/01/09...................................  A1        A+               70
   4,000    California State, Public Works Board, Lease Revenue,
              (Department of Corrections State Prison Project)
              Series 1993E,
              5.500% 06/01/19...................................  A2        A             4,165
   2,000    California Statewide Communities Development
              Authority, Muti-Family Revenue Refunding, (Quail
              Ridge Apartments Project) Series 2002E-1,
              5.375% 07/01/32...................................  NR        A             2,029
   6,675    California, Statewide Communities Development
              Authority, Apartment Development Revenue
              Refunding, (Irvine Apartment Communities Project)
              Series 1998A-4, Mandatory Put 05/15/13
              @ 100,
              5.250% 05/15/25...................................  Baa2      BBB           7,079
   1,835    California, Statewide Communities Development
              Authority, Certificates of Participation, Series
              1999, (FSA Insured),
              5.500% 08/15/19...................................  Aaa       AAA           2,061
   2,000    California, Statewide Communities Development
              Authority, Multi-Family Revenue Refunding,
              (Archstone/Oakridge Housing Project) Series 1999E,
              Mandatory Put 06/01/08 @100,
              5.300% 06/01/29...................................  Baa1      BBB+          2,116

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 3,000    California, Statewide Communities Development
              Authority, Revenue Certificates of Participation,
              (St. Joseph Health Systems Project) Series 1993,
              5.500% 07/01/23...................................  Aa3       AA-        $  3,074
   2,500    California, Statewide Communities Development
              Authority, Revenue Certificates of Participation,
              Series 1993,
              5.400% 11/01/15...................................  A3        NR            2,582
   3,000    California, Statewide Communities Development
              Authority, Revenue, Certificates of Participation,
              (John Muir/Mount Diablo Health Systems Project)
              Series 1997, (MBIA Insured),
              5.125% 08/15/17...................................  Aaa       AAA           3,266
   1,500    Coachella Valley, California, Park and Recreation
              District Improvement Board Revenue Refunding,
              (Reassessment District 94-1-INDIO Project) Series
              1994, (MBIA Insured), Prerefunded 09/02/04 @ 102,
              6.200% 09/02/16...................................  Aaa       AAA           1,668
   1,615    Central Valley, California, Financing Authority,
              Cogeneration Project Revenue Refunding, (Carson
              Ice-General Project) Series 1998, (MBIA Insured),
              5.250% 07/01/12...................................  Aaa       AAA           1,827
   4,000    Central Valley, California, Financing Authority,
              Cogeneration Project Revenue, (Carson Ice Project)
              Series 1993,
              6.000% 07/01/09...................................  NR        BBB           4,143
     440    Chino, California, Unified School District,
              Certificates of Participation, (Land Acquisition
              Project) Series 1994A, (FSA Insured), Prerefunded
              09/01/04 @ 102,
              6.600% 09/01/14...................................  Aaa       AAA             492

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 2,000    Daly City, California, Housing Development Finance
              Agency, Mobile Home Park Revenue, (Francisan
              Acquisition Project) Series 2002A,
              5.850% 12/15/32...................................  NR        A-         $  2,103
     850    Del Mar, California, Race Track Authority, Revenue
              Refunding, Series 1996,
              6.000% 08/15/06...................................  NR        NR              899
   1,400    Del Mar, California, Race Track Authority, Revenue
              Refunding, Series 1996,
              6.000% 08/15/08...................................  NR        NR            1,536
   1,000    Del Mar, California, Race Track Authority, Revenue
              Refunding, Series 1996,
              6.200% 08/15/11...................................  NR        NR            1,109
   2,000    East Bay Municipal Utilities District, California,
              Water Systems Revenue Refunding, Series 1996,
              (FGIC Insured),
              5.000% 06/01/16...................................  Aaa       AAA           2,177
   2,750    East Bay Municipal Utilities District, California,
              Water Systems Revenue, Series 2001, (MBIA
              Insured),
              5.000% 06/01/26...................................  Aaa       AAA           2,866
   1,000    Eastern Municipal Water District, California, Water
              and Sewer Certificates of Participation, Series
              1991, (FGIC Insured),
              6.750% 07/01/12...................................  Aaa       AAA           1,280
   2,500    Elsinore Valley Municipal Water District,
              California, Certificates of Participation
              Refunding, Series 1992A, (FGIC Insured),
              6.000% 07/01/12...................................  Aaa       AAA           3,101
     925    Emeryville, California, Public Financing Authority,
              Revenue, Unrefunded Balance, (Redevelopment
              Project) Series 1993A,
              6.500% 05/01/21...................................  NR        BBB+            945

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 3,000    Escondido JT Powers Financing Authority, California,
              Lease Revenue, (California Center for the Arts
              Project) Series 1995, (AMBAC Insured),
              6.000% 09/01/18...................................  Aaa       AAA        $  3,377
   4,000    Foothill/Eastern Corridor Agency, California, Toll
              Road Revenue Refunding, Series 1999,
              5.750% 01/15/40...................................  Baa3      BBB-          4,145
   2,000    Foothill/Eastern Corridor Agency, California, Toll
              Road Revenue Refunding, Series 1999, (MBIA
              Insured),
              5.125% 01/15/15...................................  Aaa       AAA           2,213
   2,000    Foothill/Eastern Corridor Agency, California, Toll
              Road Revenue, Sr. Lien, Series 1995, (MBIA-IBC
              Insured),
              5.000% 01/01/35...................................  Aaa       AAA           2,063
   2,000    Foothill/Eastern Corridor Agency, California, Toll
              Road Revenue, Sr. Lien, Series 1995A, Prerefunded
              01/01/10 @ 100,
              6.000% 01/01/16...................................  Aaa       AAA           2,414
   1,965    Fremont, California, Public Financing Authority,
              Revenue, (Local Improvement District 39R Project)
              Series 1996,
              6.000% 09/01/11...................................  NR        NR            2,019
   5,000    Fresno, California, Sewer Revenue, Series 1993A-1,
              (AMBAC Insured),
              6.250% 09/01/14...................................  Aaa       AAA           6,325
   1,000    Industry California Urban Development Agency, Tax
              Allocation Refunding, (Transportation Distribution
              Project) Series 1992-3, Prerefunded 11/01/02
              @ 101.75,
              6.900% 11/01/16...................................  NR        A-            1,022
   2,000    Inland Empire, California, Solid Waste Authority,
              Revenue, (Landfill Improvement Financing Project)
              Series 1996B, AMT, (FSA Insured),
              6.250% 08/01/11...................................  Aaa       AAA           2,368

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 1,000    Lafayette, California, GO,
              6.000% 07/15/25...................................  NR        AA         $  1,050
   1,995    Lafayette, California, GO, Series 2002,
              5.125% 07/15/25...................................  NR        AA            2,117
   3,050    Larkspur, California, School District GO, Series
              2000A,
              5.250% 08/01/25...................................  Aa3       AA            3,252
   3,000    Long Beach, California, Harbor Revenue, Series 1995,
              Amt, (MBIA Insured),
              5.375% 05/15/20...................................  Aaa       AAA           3,136
   3,000    Long Beach, California, Harbor Revenue, Series
              2000A, AMT,
              5.375% 05/15/24...................................  Aa3       AA-           3,189
   6,000    Los Angeles County, California, Metropolitan
              Transportation Authority, Sales Tax Revenue,
              Series 2000A, (FGIC Insured),
              5.250% 07/01/30...................................  Aaa       AAA           6,376
   2,500    Los Angeles County, California, Public Works
              Financing Authority. Lease Revenue, (Multiple
              Capital Facilities Project VI) Series 2000A,
              (AMBAC Insured),
              5.625% 05/01/26...................................  Aaa       AAA           2,731
   3,000    Los Angeles, California, Convention and Exhibition
              Center Authority, Lease Revenue Refunding, Series
              1993A, (MBIA-IBC Insured),
              6.000% 08/15/10...................................  Aaa       AAA           3,648
   3,000    Los Angeles, California, Department of Water and
              Power, Waterworks Revenue, Series 2001A,
              5.125% 07/01/41...................................  Aa3       AA            3,123
     120    Los Angeles, California, Department Water and Power
              Electric Plant Revenue, Prerefunded 09/01/03 @
              102,
              5.750% 09/01/12...................................  Aaa       AA-             127
     125    Los Angeles, California, Department Water and Power
              Electric Plant Revenue, Series 1993,
              5.750% 09/01/12...................................  Aa3       AA-             132

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 1,255    Los Angeles, California, Department Water and Power
              Electric Plant Revenue, Unrefunded Balance,
              5.750% 09/01/12...................................  Aa3       AA-        $  1,307
   3,000    Los Angeles, California, Department Water and Power
              Waterworks Revenue, Series 2001A, (FGIC-TCRS
              Insured),
              5.125% 07/01/41...................................  Aaa       AAA           3,134
   3,000    Los Angeles, California, GO, Series 1999B,
              Prerefunded 09/01/09 @ 101,
              5.250% 09/01/14...................................  AA2       AA            3,536
   3,750    Los Angeles, California, Parking Revenue, Series
              1999A, (AMBAC Insured),
              5.250% 05/01/29...................................  Aaa       AAA           3,966
   1,500    Los Angeles, California, Waste Water Systems Revenue
              Refunding, Series 1993A, (MBIA Insured),
              5.800% 06/01/21...................................  Aaa       AAA           1,558
   1,000    M-S-R Public Power Agency, California Revenue
              Refunding, (San Juan Project) Series 1993F,
              6.000% 07/01/08...................................  Aaa       AAA           1,054
   1,115    Manhattan Beach, California, Unified School District
              Certificates of Participation, Series 1995A, (MBIA
              Insured), Prerefunded 08/01/05 @ 102,
              5.750% 08/01/20...................................  Aaa       AAA           1,272
   3,635    Metropolitan Water District of Southern California,
              Waterworks Revenue Refunding, Series 1993A,
              5.750% 07/01/21...................................  Aa2       AA            4,361
   2,865    Metropolitan Water District of Southern California,
              Waterworks Revenue, Series 1993A,
              5.750% 07/01/21...................................  Aa2       AA            3,415

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 2,500    Metropolitan Water District, Southern California
              Waterworks Revenue, Series 1995A, (MBIA Insured),
              Prerefunded 07/01/05 @ 102,
              5.500% 07/01/25...................................  Aaa       AAA        $  2,826
   2,000    Metropolitan Water District, Southern California,
              Waterworks Revenue, Series 1997A,
              5.000% 07/01/26...................................  Aa2       AA            2,065
   2,000    Monterey County, California, Certificates of
              Participation, Series 2001,
              5.000% 08/01/32...................................  Aaa       NR            2,076
   1,000    Natomas, California, Unified School District, GO,
              Series 1993A, (MBIA Insured),
              5.750% 09/01/17...................................  Aaa       AAA           1,035
   2,500    Northridge Water District, California, Revenue,
              Certificates of Participation, Series 1996, (AMBAC
              Insured),
              5.250% 02/01/18...................................  Aaa       AAA           2,717
   2,095    Oak Park, California, Unified School District, GO,
              Series 2000, (FSA Insured),
              3.930%& 05/01/14..................................  Aaa       AAA           1,335
   1,000    Oakland, California, State Building Authority, Lease
              Revenue, (Elihu M. Harris Project) Series 1998A,
              (AMBAC Insured),
              5.000% 04/01/17...................................  Aaa       AAA           1,066
   3,000    Orange County, California, Airport Revenue
              Refunding, Series 1997, AMT, (MBIA Insured),
              5.500% 07/01/10...................................  Aaa       AAA           3,353
   2,500    Pasadena, California, Community Development
              Commission, Multi-Family Housing Revenue, (Civic
              Center Project) Series 1991A, AMT, (FSA Insured),
              6.400% 12/01/12...................................  Aaa       AAA           2,558

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 5,270    Pleasanton-Suisun City, California, Home Financing
              Authority, Home Mortgage Revenue, Municipal
              Multiplier, Series 1984A, (MBIA VEREX Insured),
              4.320%& 10/01/16..................................  Aaa       AAA        $  2,897
     510    Pomona, California, Public Financing Authority
              Revenue, Series 1994L, Prerefunded 02/01/04@102,
              (CAPMAC-ITC Insured),
              5.750% 02/01/20...................................  NR        AAA             550
   1,135    Pomona, California, Public Financing Authority
              Revenue, Unrefunded Balance, Series 1994L,
              (CAPMAC-ITC Insured),
              5.750% 02/01/20...................................  NR        AAA           1,207
   7,500    Port Oakland, California, Port Revenue Refunding,
              Series 1997H, AMT, (MBIA Insured),
              5.500% 11/01/15...................................  Aaa       AAA           8,278
   2,500    Poway, California, Certificates of Participation
              Refunding, (Poinsettia Mobilehome Park Project)
              Series 1992, (FSA Insured),
              6.375% 06/01/18...................................  Aaa       AAA           2,569
   4,000    Rancho, California, Water District, Financing
              Authority, Revenue Refunding, Series 1995, (FGIC
              Insured),
              5.900% 11/01/15...................................  Aaa       AAA           4,541
   2,000    Sacramento County, California, Financing Authority,
              Revenue, Series 2001,
              5.000% 12/01/26...................................  Aaa       AAA           2,084
   3,000    Sacramento County, California, Sanitation District
              Financing Authority, Revenue, Series 1993,
              Prerefunded 12/01/18 @ 100,
              4.750% 12/01/23...................................  Aaa       AA            3,063
     295    Sacramento, California, Municipal Utility District
              Electric Revenue, Unrefunded Balance, Series
              1994I, (MBIA Insured),
              6.000% 01/01/24...................................  Aaa       AAA             314

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 1,000    Sacramento, California, Municipal Utility District
              Electric Revenue Refunding, Series 2001P, (FSA
              Insured),
              5.250% 08/15/20...................................  Aaa       AAA        $  1,089
     145    Sacramento, California, Municipal Utility District
              Electric Revenue, Series 1994I, (MBIA Insured)
              Prerefunded 01/01/04 @ 102,
              6.000% 01/01/24...................................  Aaa       AAA             156
   2,000    Sacramento, California, Municipal Utility District
              Electric Revenue, Series 2001N, (MBIA Insured),
              5.000% 08/15/28...................................  Aaa       AAA           2,083
   2,900    Sacramento, California, Power Authority Revenue,
              (Cogeneration Project) Series 1995,
              5.875% 07/01/15...................................  NR        BBB-          3,096
   2,000    San Diego County, California, Water Authority, Water
              Revenue Certificates of Participation, Series
              1998A,
              5.125% 05/01/16...................................  Aa3       AA            2,193
   1,400    San Diego, California, Public Facilities Financing
              Authority, Sewer Revenue, Series 1999B, (FGIC
              Insured),
              5.000% 05/15/29...................................  Aaa       AAA           1,455
   2,000    San Diego, California, Special Tax, Community
              Facilities District No. 1, Series 1995B,
              Prerefunded 09/01/05 @ 102,
              7.000% 09/01/15...................................  NR        NR            2,359
   1,800    San Francisco, California, City and County Airport
              Commission, International Airport Revenue, Series
              1995-7B, (FGIC Insured),
              6.150% 05/01/16...................................  Aaa       AAA           1,943
   2,000    San Francisco Bay Area, California, Rapid
              Transportation District, Sales Tax Revenue, Series
              2001, (AMBAC Insured),
              5.000% 07/01/26...................................  Aaa       AAA           2,085

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 2,250    San Francisco, California, City and County Airport
              Commission, International Airport Revenue
              Refunding, Series 2001-27B, (FGIC Insured),
              5.000% 05/01/21...................................  Aaa       AAA        $  2,375
   3,000    San Francisco, California, City and County Airport
              Commission, International Airport Revenue, Series
              1996-2-10A, AMT, (MBIA Insured),
              5.700% 05/01/26...................................  Aaa       AAA           3,228
     835    San Francisco, California, City and County Airports
              Commission, International Airport Revenue, Series
              1993-2, Unrefunded Balance, (MBIA Insured),
              6.750% 05/01/13...................................  Aaa       AAA             873
   2,000    San Francisco, California, City and County Sewer
              Revenue Refunding, (AMBAC Insured),
              5.500% 10/01/15...................................  Aaa       AAA           2,046
   1,750    San Joaquin County, California, Certificates of
              Participation, (Capital Facilities Project) Series
              1993, (MBIA Insured),
              5.500% 11/15/13...................................  Aaa       AAA           2,099
   1,455    San Joaquin Hills, California, Transportation
              Corridor Agency, Toll Road Revenue, Sr. Lien,
              Series 1993,
              7.400% 01/01/07...................................  Aaa       AAA           1,778
   3,670    San Jose Redevelopment Agency, California, Tax
              Allocation, (Merged Area Redevelopment Project)
              Series 1993, (MBIA Insured),
              6.000% 08/01/15...................................  Aaa       AAA           4,547
   1,000    San Juan, California, M-S-R Public Power Agency,
              Revenue Refunding, (San Juan Project) Series
              2001I, (MBIA Insured),
              5.000% 07/01/12...................................  Aaa       AAA           1,139

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 2,715    San Mateo County, California, JT Powers Authority,
              Lease Revenue Refunding, Series 1999A, (FSA
              Insured),
              5.000% 07/15/29...................................  Aaa       AAA        $  2,823
   2,000    San Mateo County, California, JT Powers Authority,
              Lease Revenue, (Capital Project) Series 1997A,
              (FSA Insured),
              5.125% 07/15/32...................................  Aaa       AAA           2,083
   2,000    Saratoga, California, GO, (Saratoga Community
              Library Project), Series 2001, (MBIA Insured),
              5.250% 08/01/31...................................  Aaa       AAA           2,128
   1,000    Southern California Rapid Transit District,
              Certificates of Participation, (Workers
              Compensation Fund Project) Series 1990, (MBIA
              Insured),
              6.000% 07/01/10...................................  Aaa       AAA           1,024
   1,000    Southern California, Public Power Authority, Power
              Project Revenue Refunding, (Palo Verde Project)
              Series 1993A,
              5.500% 07/01/12...................................  A2        AA-           1,045
   4,000    Southern California, Public Power Authority, Power
              Project Revenue, Series 1989,
              6.750% 07/01/13...................................  A2        A             5,127
   1,500    Sulphur Springs, California, Unified School District
              Special Tax, (Community Facility District) Series
              2002-1-A,
              6.000% 09/01/33...................................  NR        NR            1,510
   2,965    Tahoe Truckee, California, Unified School District,
              GO, District No. 2, Series 1999A, (FGIC Insured),
              5.000%& 08/01/24..................................  Aaa       AAA           1,009
   3,780    Tahoe Truckee, California, Unified School District,
              GO, Series 1999A, (FGIC Insured),
              4.960%& 08/01/23..................................  Aaa       AAA           1,362

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 1,000    Torrance, California, Hospital Revenue, (Torrance
              Memorial Medical Center Project) Series 2001A,
              5.500% 06/01/31...................................  A1        A+         $  1,047
   1,000    Tri City, California, Hospital District Revenue,
              Series 1991, (FSA Insured),
              6.000% 02/01/22...................................  Aaa       AAA           1,003
   1,220    Union City, California, Community Redevelopment
              Agency, Tax Allocation, (Community Redevelopment
              Project) Series 1993, (AMBAC Insured),
              5.850% 10/01/23...................................  Aaa       AAA           1,280
   8,500    University of California, Hospital Revenue,
              (University of California Medical Center Project)
              Series 1996, (AMBAC Insured),
              5.750% 07/01/24...................................  Aaa       AAA           9,272
   3,000    University of California, Hospital Revenue,
              (University of California Medical Center Project)
              Series 1996, (AMBAC Insured),
              6.000% 07/01/26...................................  Aaa       AAA           3,360
   1,610    West Contra Costa, California, Unified School
              District GO Refunding, Series 2001A, (MBIA
              Insured),
              5.600% 02/01/20...................................  Aaa       AAA           1,907
   5,000    West Covina, California, Redevelopment Agency,
              Community Facilities District Special Tax
              Refunding, (Fashion Plaza Project) Series 1996,
              6.000% 09/01/17...................................  NR        AA            6,027

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA  -- (CONTINUED)
 $ 1,025    Westwood, California, Unified School District, GO,
              Series 1996, 6.500% 08/01/21......................  NR        BBB        $  1,094
                                                                                       --------
                                                                                        331,749
                                                                                       --------
            PUERTO RICO -- 6.3%
   2,250    Puerto Rico, Commonwealth Highway and Transportation
              Authority, Transportation Revenue, Series 1998A,
              (MBIA-IBC Insured),
              4.750% 07/01/38...................................  Aaa       AAA           2,295
   1,500    Puerto Rico, Commonwealth Infrastructure Financing
              Authority, Special Obligation, Series 2000A,
              5.500% 10/01/32...................................  Aaa       AAA           1,668
   3,000    Puerto Rico, Commonwealth, GO, Public Improvement,
              Series 2001A,
              5.375% 07/01/28...................................  Baa1      A-            3,184
   8,000    Puerto Rico, Electric Power Authority, Power
              Revenue, Series 2000HH, (FSA Insured),
              5.250% 07/01/29...................................  Aaa       AAA           8,519
   5,000    Puerto Rico, Electric Power Authority, Revenue,
              6.000% 07/01/14...................................  Baa1      A-            5,409
   1,750    Puerto Rico, Public Financing Corporation
              Commonwealth Revenue, Series 1998A,
              5.000% 06/01/26...................................  Baa3      BBB+          1,790
                                                                                       --------
                                                                                         22,865
                                                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $322,216).......................................................    354,614
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


SHARES                                                                      VALUE
(000)                                                                       (000)
-----------------------------------------------------------------------------------
         INVESTMENT COMPANIES - 0.4%
           (Cost $1,443)
1,443    Nations Tax-Exempt Reserves,
           Trust Class#................................................      1,443
                                                                          --------
         TOTAL INVESTMENTS
           (Cost $323,659*)..................................    97.6%     356,057
                                                                          --------
         OTHER ASSETS AND LIABILITIES (NET)..................     2.4%
         Receivable for Fund shares sold...............................   $  6,087
         Dividends receivable..........................................          2
         Interest receivable...........................................      4,591
         Payable for Fund shares redeemed..............................       (632)
         Investment advisory fee payable...............................        (99)
         Administration fee payable....................................        (58)
         Shareholder servicing and distribution fees payable...........        (41)
         Distributions payable.........................................       (942)
         Accrued Trustees' fees and expenses...........................        (41)
         Accrued expenses and other liabilities........................        (60)
                                                                          --------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET)...........................................      8,807
                                                                          --------
         NET ASSETS..........................................   100.0%    $364,864
                                                                          ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income...........................   $    567
         Accumulated net realized gain on investments sold.............         69
         Net unrealized appreciation of investments....................     32,398
         Paid-in capital...............................................    331,830
                                                                          --------
         NET ASSETS....................................................   $364,864
                                                                          ========


                                                                            VALUE
-----------------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($202,432,141 / 26,156,761 shares outstanding)..............      $7.74
                                                                          ========
         INVESTOR A SHARES:
         Net asset value and redemption price per share ($148,199,870 /
           19,114,390 shares outstanding)..............................      $7.75
                                                                          ========
         Maximum sales charge..........................................      4.75%
         Maximum offering price per share..............................      $8.14

         INVESTOR B SHARES:
         Net asset value and offering price per share**
           ($9,204,447 / 1,186,655 shares outstanding).................      $7.76
                                                                          ========
         INVESTOR C SHARES:
         Net asset value and offering price per share**
           ($5,027,515 / 650,514 shares outstanding)...................      $7.73
                                                                          ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations California Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

AMBAC                                                10.34%
MBIA                                                 21.71%

Nations California Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Hospital Revenue                                     10.82%
Housing Revenue                                      11.35%
Lease Revenue                                        10.98%
Pre-Refunded                                         10.02%
Transportation Revenue                               11.37%
Water Revenue                                        14.95%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.6%
            FLORIDA -- 93.1%
 $2,000     Alachua County, Florida, Health Facilities
              Authority, Revenue, (Shands Hospital at the
              University of Florida Project) Series 1992, (MBIA
              Insured),
              6.100% 12/01/05...................................  Aaa       AAA        $  2,015
  1,000     Bay County, Florida, PCR Refunding, (International
              Paper Company Project) Series 1998A,
              5.100% 09/01/12...................................  Baa2      BBB           1,050
  1,000     Bay Medical Center, Florida, Hospital Revenue
              Refunding, (Bay Medical Center Project) Series
              1996, (AMBAC Insured),
              5.000% 10/01/05...................................  Aaa       AAA           1,091
  2,000     Bay Medical Center, Florida, Hospital Revenue
              Refunding, (Bay Medical Center Project) Series
              1996, (AMBAC Insured),
              5.450% 10/01/12...................................  Aaa       AAA           2,253
  1,470     Boca Raton, Florida, GO, Series 2000,
              5.000% 07/01/13...................................  Aaa       AAA           1,628
  2,000     Boca Raton, Florida, Water and Sewer Revenue
              Refunding, Series 1992,
              5.600% 10/01/04...................................  Aa1       AA+           2,020
  1,000     Brevard County, Florida, Health Facilities
              Authority, Revenue Refunding, (Wuesthoff Memorial
              Hospital Project) Series 1996, (MBIA Insured),
              6.250% 04/01/06...................................  Aaa       AAA           1,135
  2,000     Broward County, Florida, Solid Waste Systems
              Revenue, Series 1993A,
              (MBIA Insured),
              5.500% 07/01/04...................................  Aaa       AAA           2,097
  3,715     Capital Trust Agency, Florida, Multi-Family Housing
              Revenue, (River Bend Apartments Project), Series
              2002A,
              5.500% 10/01/22...................................  A3        NR            3,718

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,300     Capital Trust Agency, Florida, Multi-Family Housing
              Revenue, (Shadow Run Project) Series 2000A, (FNMA
              COLL), Mandatory Put 11/01/10 @ 100,
              5.150% 11/01/30...................................  Aaa       NR         $  3,649
  2,275     Clearwater, Florida, Water and Sewer Authority,
              Revenue Refunding, Series 1998, (FGIC Insured),
              3.800%& 12/01/11..................................  Aaa       AAA           1,611
  1,000     Clearwater, Florida, Water and Sewer Authority,
              Revenue Refunding, Series 1998, (FGIC Insured),
              4.060%& 12/01/13..................................  Aaa       AAA             632
  3,000     Clearwater, Florida, Water and Sewer Authority,
              Revenue, Series 1993, (AMBAC Insured),
              5.000% 12/01/02...................................  Aaa       AAA           3,018
  2,250     Collier County, Florida, Housing Finance Authority,
              Multi-Family Housing Revenue, (Goodlette Arms
              Project) Series 2002A-1, (FNMA COLL), Mandatory
              Put 02/15/12 @ 100,
              4.900% 02/15/32...................................  Aaa       NR            2,444
  1,000     Dade County, Florida, Aviation Revenue Refunding,
              Series 1994B, AMT, (AMBAC Insured),
              6.300% 10/01/05...................................  Aaa       AAA           1,105
  3,650     Dade County, Florida, Aviation Revenue, (Miami
              International Airport Project) Series 1997B, AMT,
              (FSA Insured),
              5.000% 10/01/06...................................  Aaa       AAA           3,998
  2,000     Delray Beach, Florida, Water and Sewer Revenue
              Refunding, Series 1993A, (AMBAC Insured),
              5.000% 10/01/02...................................  Aaa       AAA           2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Delray Beach, Florida, Water and Sewer Revenue
              Refunding, Series 1993A, (AMBAC Insured),
              5.000% 10/01/03...................................  Aaa       AAA        $  1,035
  1,565     Dunes, Florida, Community Development District,
              Revenue Refunding,
              (Intracoastal Waterway Bridge Project) Series
              1993,
              5.300% 10/01/03...................................  NR        BBB           1,612
  1,900     Dunes, Florida, Community Development District,
              Revenue Refunding, (Intracoastal Waterway Bridge
              Project) Series 1993,
              5.400% 10/01/04...................................  NR        BBB           1,993
  1,750     Duval County, Florida, Housing Finance Authority,
              Multi-Family Mortgage Revenue Refunding, (The Cove
              Project) Series 1992,
              6.100% 10/01/02...................................  NR        AAA           1,750
  1,910     Escambia County, Florida, Housing Finance Authority,
              Single-Family Mortgage Revenue, (Multi-County
              Program) Series 2000A, AMT, (MBIA/FHA/VA Insured),
              6.300% 10/01/20...................................  Aaa       NR            2,077
  1,700     Escambia County, Florida, Utilities Authority,
              Systems Revenue, Series 1996, (FGIC Insured),
              5.625% 01/01/21...................................  Aaa       AAA           1,817
  4,000     Florida State, Board of Education, Lottery Revenue,
              Series 2001B,
              5.000% 07/01/20...................................  Aaa       AAA           4,244
  1,000     Florida State, Board of Education, Public Education
              Capital Outlay GO Refunding, Series 1993A,
              5.000% 06/01/08...................................  Aa2       AA+           1,115

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,000     Florida State, Board of Education, Public Education
              Capital Outlay GO Refunding, Series 1995A,
              5.500% 06/01/14...................................  Aa2       AA+        $  3,277
  4,000     Florida State, Board of Education, Public Education
              Capital Outlay GO, Series 1993D,
              5.200% 06/01/11...................................  Aa2       AA+           4,125
  2,000     Florida State, Board of Education, Public Education
              Capital Outlay GO, Series 1996A,
              5.000% 06/01/18...................................  Aa2       AA+           2,081
  5,000     Florida State, Department of Environmental
              Protection & Preservation, Revenue, (Florida
              Forever Project), Series 2001B, (MBIA Insured),
              5.000% 07/01/09...................................  Aaa       AAA           5,612
  1,500     Florida State, Department of Transportation GO,
              (Right of Way Bridge Project) Series 1996,
              5.375% 07/01/26...................................  Aa2       AA+           1,558
  5,495     Florida State, Division of Bond Financing,
              Department of General Services Revenue,
              (Department of Natural Resources -- Preservation
              2000 Project) Series 1993A, (FSA Insured),
              Prerefunded 07/01/03 @ 101,
              5.300% 07/01/06...................................  Aaa       AAA           5,707
  2,000     Florida, Greater Orlando Aviation Authority, Revenue
              Refunding, Series 1992B, (FGIC Insured),
              6.200% 10/01/03...................................  Aaa       AAA           2,040
  2,500     Florida, Housing Finance Agency, Multi-Family
              Housing Revenue Refunding, (Altamonte Project)
              Series 1994C, Mandatory Put 12/01/03 @ 100,
              7.000% 12/01/24...................................  NR        BBB+          2,573

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Florida, Housing Finance Agency, Multi-Family
              Housing Revenue Refunding, (United Dominion Realty
              Trust -- Andover Project) Series 1996E, AMT,
              Mandatory Put 05/01/08 @ 100,
              6.350% 05/01/26...................................  NR        BBB+       $  1,050
    720     Florida, Housing Finance Agency, Revenue Refunding,
              (The Vineyards Project) Series 1995H,
              5.875% 11/01/05...................................  NR        BBB-            743
  1,000     Florida, Housing Finance Agency, Revenue Refunding,
              (The Vineyards
              Project) Series 1995H,
              6.400% 11/01/15...................................  NR        BBB-          1,053
  2,105     Florida, Housing Finance Corporation, Revenue,
              (Homeowner Mortgage Project) Series 1998-1, (MBIA
              Insured),
              4.950% 07/01/11...................................  Aaa       AAA           2,231
  1,000     Florida, Ports Financing Commission, Revenue, (State
              Transportation Trust Fund Project) Series 1996,
              AMT, (MBIA Insured),
              5.375% 06/01/16...................................  Aaa       AAA           1,064
  1,000     Gainesville, Florida, Utility Systems Revenue,
              Series 1996A,
              5.750% 10/01/07...................................  Aa3       AA            1,151
  2,000     Greater Orlando, Aviation Authority, Revenue
              Refunding, Series 1992D, (AMBAC Insured),
              5.600% 10/01/02...................................  Aaa       AAA           2,000
  1,375     Hialeah, Florida, Capital Improvement Revenue,
              Series 1993,
              5.500% 10/01/18...................................  Baa1      NR            1,407
  3,170     Hillsborough County, Florida, Aviation Authority,
              Revenue Refunding, (Tampa International Airport
              Project) Series 1997A, AMT, (AMBAC Insured),
              5.750% 10/01/07...................................  Aaa       AAA           3,544

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Hillsborough County, Florida, Capital Improvement
              Revenue Refunding, (County Center Project) Series
              1996B, (MBIA Insured),
              5.000% 07/01/11...................................  Aaa       AAA        $  1,097
  1,000     Hillsborough County, Florida, Industrial Development
              Authority, PCR Refunding, (Tampa Electric Company
              Project) Series 1992, Mandatory Put 08/01/07 @
              100,
              4.000% 05/15/18...................................  NR        BBB           1,006
  4,000     Hillsborough County, Florida, Industrial Development
              Authority, PCR, (Tampa Electrical Company Project)
              Series 2002,
              5.100% 10/01/13...................................  A2        BBB           4,292
  1,500     Indian River County, Florida, School District, GO
              Refunding, Series 1993, (FSA Insured),
              5.000% 04/01/03...................................  Aaa       AAA           1,527
    785     Indian River County, Florida, School District, GO,
              Series 1993, (FSA Insured), Prerefunded 4/01/03 @
              102
              5.000% 04/01/04...................................  Aaa       AAA             814
    745     Indian River County, Florida, School District, GO,
              Series 1993, (FSA Insured), Prerefunded 4/01/03 @
              102,
              5.100% 04/01/05...................................  Aaa       AAA             773
  1,015     Indian River County, Florida, School District, GO,
              Unrefunded Balance, Series 1993
              5.000% 04/01/04...................................  Aaa       AAA           1,052
  1,005     Indian River County, Florida, School District, GO,
              Unrefunded Balance, Series 1993,
              5.100% 04/01/05...................................  Aaa       AAA           1,043
  1,000     Indian River County, Florida, Water and Sewer
              Revenue Refunding, Series 1993A, (FGIC Insured),
              5.200% 09/01/05...................................  Aaa       AAA           1,094

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,800     Jackonsville, Florida, Economic Development
              Communities Health Care Facilities Revenue, (Mayo
              Clinic Jacksonville Project) Series 2001A,
              5.500% 11/15/36...................................  VMIG1     AA         $  1,905
  2,000     Jacksonville, Florida, Electric Systems Authority,
              Revenue Refunding, Series 1995-11,
              5.375% 10/01/15...................................  Aa2       AA            2,145
  1,000     Jacksonville, Florida, Electric Systems Authority,
              Revenue, Series 1993A,
              5.200% 10/01/02...................................  Aa2       AA            1,000
  1,000     Jacksonville, Florida, Excise Tax Revenue Refunding,
              Series 1995A, (FGIC Insured),
              5.000% 10/01/09...................................  Aaa       AAA           1,126
  3,450     Jacksonville, Florida, GTD, Entitlement Improvement
              Revenue Refunding, Series 2002, (FGIC Insured),
              5.375% 10/01/18...................................  Aaa       AAA           3,856
  4,200     Jacksonville, Florida, Health Facilities Authority,
              Hospital Revenue, Series 1997B,
              5.400% 08/15/18...................................  Aaa       NR            4,485
  3,000     Jacksonville, Florida, Sales Tax Revenue, (River
              City Renaissance Project) Series 1995, (FGIC
              Insured), Prerefunded 10/01/05 @ 101,
              5.375% 10/01/18...................................  Aaa       AAA           3,344
  2,500     Jea, Florida, St. John's River Power Parkway Systems
              Revenue Refunding, Series 2002,
              5.250% 10/01/13...................................  Aa2       AA            2,848
  1,000     Lakeland, Florida, Electricity and Water Revenue
              Refunding, Series 1990, (AMBAC Insured),
              3.187%& 10/01/09..................................  Aaa       AAA             801

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Lakeland, Florida, Electricity and Water Revenue
              Refunding, Series 1992,
              5.625% 10/01/04...................................  A1        AA-        $  2,160
  1,000     Lakeland, Florida, Water and Waste Water Revenue,
              Refunding and Improvement, Series 2002,
              5.000% 10/01/27...................................  Aa3       AA-           1,034
  2,025     Marion County, Florida, Hospital District, Revenue
              Refunding, Series 1999,
              5.250% 10/01/11...................................  A2        NR            2,181
  1,555     Melbourne, Florida, Water and Sewer Revenue, Series
              2002B, (FGIC Insured),
              4.360%& 10/01/16..................................  Aaa       AAA             850
  1,590     Melbourne, Florida, Water and Sewer Revenue, Series
              2002B, (FGIC Insured),
              4.480%& 10/01/17..................................  Aaa       AAA             818
  1,500     Miami Beach, Florida, GO Refunding, Series 1993,
              (FGIC Insured),
              5.300% 09/01/03...................................  Aaa       AAA           1,553
  1,810     Miami Beach, Florida, Water and Sewer Revenue,
              Series 1995, (FSA Insured),
              5.375% 09/01/15...................................  Aaa       AAA           1,999
  2,000     Miami, Florida, GO Refunding, Series 1992, (FGIC
              Insured),
              5.600% 12/01/03...................................  Aaa       AAA           2,096
  1,500     Miami-Dade County, Florida, Aviation Revenue
              Refunding, Series 1998A, AMT,
              5.250% 10/01/07...................................  Aaa       AAA           1,668
  5,365     Miami-Dade County, Florida, Special Obligation
              Revenue Refunding, Series 1997A, (MBIA Insured),
              4.940%& 10/01/19..................................  Aaa       AAA           2,273
  1,060     Orange County, Florida, Health Facilities Authority,
              Revenue Refunding,
              (Lakeside Alternatives, Inc. Project) Series 1995,
              6.250% 07/01/05...................................  NR        BBB           1,089

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $4,640     Orange County, Florida, Health Facilities Authority,
              Revenue, (Orlando Regional Healthcare Project)
              Series 1996A, (MBIA Insured),
              6.250% 10/01/08...................................  Aaa       AAA        $  5,553
  1,405     Orange County, Florida, Health Facilities Authority,
              Revenue, Series 1993A, (MBIA Insured),
              5.400% 11/01/02...................................  Aaa       AAA           1,410
  2,800     Orange County, Florida, Health Facilities Authority,
              Revenue, Series 1993B, (MBIA Insured),
              4.400% 10/01/02...................................  Aaa       AAA           2,800
    555     Orange County, Florida, Health Facilities Authority,
              Revenue, Series 1996A, (MBIA Insured),
              6.250% 10/01/16...................................  Aaa       AAA             692
  1,445     Orange County, Florida, Health Facilities Authority,
              Revenue, Series 1996A, (MBIA Insured),
              6.250% 10/01/16...................................  Aaa       AAA           1,821
  1,165     Orange County, Florida, Housing Finance Authority,
              Single-Family Mortgage Revenue, Series 1997A, AMT,
              (GNMA/FNMA COLL),
              5.900% 09/01/19...................................  NR        AAA           1,234
  8,000     Orange County, Florida, Tourist Development Tax
              Revenue Refunding, Series 1998A, (AMBAC Insured),
              4.750% 10/01/24...................................  Aaa       AAA           8,053
  3,000     Orlando and Orange County, Florida, Expressway
              Authority, Revenue Refunding, Senior Lien, Series
              1993, (AMBAC Insured),
              5.000% 07/01/03...................................  Aaa       AAA           3,080

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Orlando and Orange County, Florida, Expressway
              Authority, Revenue, Junior Lien, Series 1990,
              (FGIC Insured),
              6.500% 07/01/10...................................  Aaa       AAA        $  2,450
  1,000     Orlando, Florida, Greater Orlando Aviation
              Authority, Airport Facilities Revenue Refunding,
              Series 1997, AMT, (FGIC Insured),
              5.125% 10/01/12...................................  Aaa       AAA           1,071
  3,000     Orlando, Florida, Utilities Commission, Water and
              Electric Revenue Refunding, Series 1992,
              5.600% 10/01/03...................................  Aa1       AA            3,123
  2,000     Orlando, Florida, Utilities Commission, Water and
              Electric Revenue Refunding, Series 1993B,
              Prerefunded 10/01/03 @ 102,
              5.400% 10/01/08...................................  Aa2       AA-           2,117
  5,865     Orlando, Florida, Utilities Commission, Water and
              Electric Revenue Refunding, Series 2001
              5.000% 10/01/09...................................  Aa1       AA            6,599
  2,000     Palm Beach County, Florida, GO Refunding, Series
              1998,
              5.500% 12/01/11...................................  Aa1       AAA           2,354
  1,750     Palm Beach County, Florida, GO, Series 1994,
              6.875% 12/01/03...................................  Aa1       AAA           1,857
  1,300     Palm Beach County, Florida, GO, Series 1994,
              7.000% 12/01/04...................................  Aa1       AAA           1,446
  1,000     Palm Beach County, Florida, Health Facilities
              Authority, Hospital Revenue, (Good Samaritans
              Health System Project) Series 1993,
              6.100% 10/01/05...................................  Aaa       NR            1,062

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $4,050     Palm Beach County, Florida, Housing Finance
              Authority, Single-Family Mortgage Revenue
              Refunding, Series 1999A, AMT, (GNMA/FNMA COLL),
              4.850% 04/01/32...................................  Aaa       NR         $  4,339
  2,000     Palm Beach County, Florida, Stadium Facilities
              Revenue, Series 1996, (MBIA Insured),
              5.250% 12/01/16...................................  Aaa       AAA           2,232
  2,070     Pembroke Pines, Florida, Consolidated Utilities
              Systems Revenue, Series 1992, (FGIC Insured),
              6.250% 09/01/07...................................  Aaa       AAA           2,373
  1,400     Pinellas County, Florida, Health Facilities
              Authority, Hospital Revenue, (Morton Plant
              Hospital Association Project) Series 1993, (MBIA
              Insured),
              4.900% 11/15/02...................................  Aaa       AAA           1,406
  2,000     Reedy Creek, Florida, GO, Series 1995A, (MBIA
              Insured), Prerefunded 06/01/05 @ 100,
              5.750% 06/01/15...................................  Aaa       AAA           2,207
  1,650     Sarasota County, Florida, Public Hospital Board,
              Revenue Refunding, (Sarasota Memorial Hospital
              Project) Series 1997B, (MBIA Insured),
              5.000% 10/01/07...................................  Aaa       NR            1,841
  1,750     Sarasota County, Florida, Public Hospital Board,
              Revenue Refunding, (Sarasota Memorial Hospital
              Project) Series 1998B, (MBIA Insured),
              5.250% 07/01/11...................................  Aaa       AAA           2,007
  1,000     Sarasota, Florida, Water and Sewer Utility Revenue
              Refunding, Series 1992, (FGIC Insured),
              6.000% 10/01/02...................................  Aaa       AAA           1,000
  1,000     South Broward, Florida, Hospital District, Revenue,
              Series 2002,
              5.500% 05/01/22...................................  A1        A+            1,039

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,000     South Broward, Florida, Hospital District, Revenue,
              Series 2002,
              5.600% 05/01/27...................................  A1        A          $  3,124
  2,000     St. Lucie County, Florida, School District, GO
              Refunding, Series 1992, (AMBAC Insured),
              6.000% 07/01/03...................................  Aaa       AAA           2,047
  1,000     St. Lucie County, Florida, School District, GO,
              Series 1997, (FGIC Insured),
              5.875% 02/01/07...................................  Aaa       AAA           1,140
  1,000     Tallahassee, Florida, Health Facilities Revenue
              Refunding, (Tallahassee Memorial Regional Medical
              Center Project) Series 1992A, (MBIA Insured),
              5.750% 12/01/04...................................  Aaa       AAA           1,027
  1,000     Tallahassee, Florida, Health Facilities Revenue
              Refunding, (Tallahassee Memorial Regional Medical
              Center Project) Series 1992B, (MBIA Insured),
              5.750% 12/01/04...................................  Aaa       AAA           1,027
  1,000     Tampa, Florida, Capital Improvement Authority,
              Hospital Revenue, (H. Lee Moffitt Cancer Project)
              Series 1999A,
              4.875% 07/01/13...................................  A3        A             1,037
  2,000     Tampa, Florida, Health Systems Revenue, (Catholic
              Health Project) Series 1998A-1, (MBIA Insured),
              4.875% 11/15/15...................................  Aaa       AAA           2,106
  3,170     Tampa, Florida, Sports Authority, Local Optional
              Sales Tax Revenue, (Stadium Project) Series 1997,
              (MBIA Insured),
              6.000% 01/01/07...................................  Aaa       AAA           3,623
  3,000     Tampa, Florida, Tax Allocation, (Cigarette-H. Lee
              Moffitt Cancer Project) Series 1999, (AMBAC
              Insured),
              5.000% 03/01/07...................................  Aaa       AAA           3,320

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Tampa, Florida, Water and Sewer Revenue, Series
              1993A, (FGIC Insured),
              5.000% 10/01/02...................................  Aaa       AAA        $  1,000
  1,025     Venice, Florida, Health Facilities Revenue, (Venice
              Hospital Inc. Project) Series 1994,
              5.300% 12/01/02...................................  Aaa       NR            1,032
  1,000     Volusia County, Florida, Educational Facilities
              Authority, Educational Facilities Revenue,
              (Embry-Riddle Aeronautical University Project)
              Series 1996A,
              6.125% 10/15/26...................................  Baa2      NR            1,068
                                                                                       --------
                                                                                        230,969
                                                                                       --------
            GEORGIA -- 1.5%
  2,000     Effingham County, Georgia, Development Authority,
              Solid Waste Disposal Revenue, (Fort James
              Corporation Project) Series 1998, AMT,
              5.625% 07/01/18...................................  Ba1       BBB-          1,631
  2,000     Marietta, Georgia, Housing Authority, Multifamily
              Revenue Refunding, (Wood Glen-RMKT Housing
              Project) Series 1994, Mandatory Put 07/01/04 @
              100,
              4.750% 07/01/24...................................  Baa2      BBB           2,007
                                                                                       --------
                                                                                          3,638
                                                                                       --------
            ILLINOIS -- 0.5%
  1,620     Champaign County, Illinois, Community Unit School
              District No. 116 Urbana, GO, Series 1999C, (FGIC
              Insured), Prerefunded 01/01/09 @ 94.829,
              3.363%& 01/01/10..................................  Aaa       AAA           1,247
                                                                                       --------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- 2.0%
 $1,000     Calhoun County, South Carolina, Solid Waste Disposal
              Facility Revenue, (Carolina Eastman Company
              Project) Series 1992, AMT,
              6.750% 05/01/17...................................  A2        BBB+       $  1,279
  2,700     South Carolina State, Capital Improvement GO, Series
              2001A,
              3.500% 01/01/16...................................  Aaa       AAA           2,567
  1,000     Tobacco Settlement Management Revenue, Series 2001B,
              6.375% 05/15/28...................................  A1        A             1,012
                                                                                       --------
                                                                                          4,858
                                                                                       --------
            TEXAS -- 1.6%
  2,000     Dallas-Fort Worth, Texas, International Airport
              Facilities Improvement, Corporate Revenue
              Refunding, (American Airlines Project) Series
              2000C, AMT, Mandatory Put 11/01/07 @ 100,
              6.150% 05/01/29...................................  B2        BB-           1,101
  4,000     Texas State, Turnpike Authority, Dallas North
              Tollway Revenue, (President George Bush Turnpike
              Project) Series 1996, (AMBAC Insured),
              3.720%& 01/01/11..................................  Aaa       AAA           2,951
                                                                                       --------
                                                                                          4,052
                                                                                       --------
            VIRGINIA -- 1.9%
  4,180     Arlington County, Virginia, Industrial Development
              Authority, Hospital Facility Revenue, (Virginia
              Hospital Arlington Health Systems Project), Series
              2001,
              5.500% 07/01/14...................................  A2        NR            4,613
                                                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $235,052).......................................................    249,377
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


SHARES                                                                      VALUE
(000)                                                                       (000)
-----------------------------------------------------------------------------------
         INVESTMENT COMPANIES -- 0.3%
           (Cost $827)
 827     Nations Tax-Exempt Reserves, Trust Class#.....................   $    827
                                                                          --------
         TOTAL INVESTMENTS
           (Cost $235,879*)..................................     100.9%   250,204
                                                                          --------
         OTHER ASSETS AND LIABILITIES (NET)..................      (0.9)%
         Cash..........................................................   $      1
         Receivable for Fund shares sold...............................        458
         Dividends receivable..........................................          3
         Interest receivable...........................................      4,295
         Payable for Fund shares redeemed..............................       (363)
         Investment advisory fee payable...............................        (40)
         Administration fee payable....................................        (40)
         Shareholder servicing and distribution fees payable...........        (12)
         Distributions payable.........................................       (819)
         Payable for investment securities purchased...................     (5,613)
         Accrued Trustees' fees and expenses...........................        (49)
         Accrued expenses and other liabilities........................       (136)
                                                                          --------
         TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (2,315)
                                                                          --------
         NET ASSETS..........................................     100.0%  $247,889
                                                                          ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income...........................   $    211
         Accumulated net realized loss on investments sold.............       (841)
         Net unrealized appreciation of investments....................     14,325
         Paid-in capital...............................................    234,194
                                                                          --------
         NET ASSETS....................................................   $247,889
                                                                          ========
                                                                           VALUE
-----------------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($222,869,277 / 20,361,253 shares outstanding)..............     $10.95
                                                                          ========
         INVESTOR A SHARES:
         Net asset value and redemption price per share
           ($13,685,092 / 1,251,156 shares outstanding)................     $10.94
                                                                          ========

         Maximum sales charge..........................................      3.25%
         Maximum offering price per share..............................     $11.31

         INVESTOR B SHARES:
         Net asset value and offering price per share**
           ($7,977,547 / 728,743 shares outstanding)...................     $10.95
                                                                          ========
         INVESTOR C SHARES:
         Net asset value and offering price per share**
           ($3,356,785 / 306,347 shares outstanding)...................     $10.96
                                                                          ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

AMBAC                                             14.64%
MBIA                                              19.06%

Nations Florida Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Hospital Revenue                                  12.74%
Housing Revenue                                   11.65%
Pre-Refunded                                      15.16%
Special Tax                                       11.22%
Transportation Revenue                            10.34%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 93.6%
            FLORIDA -- 87.1%
 $  735     Alachua County, Florida, Health Facilities
              Authority, Revenue Refunding, (Santa Fe Healthcare
              Facilities, Inc. Project) Series 1993,
              6.000% 11/15/09...................................  Baa1      AAA        $    826
  1,375     Bay County, Florida, PCR Refunding, (International
              Paper Company Project) Series 1998A,
              5.100% 09/01/12...................................  Baa2      BBB           1,444
  2,550     Brevard County, Florida, Health Facilities
              Authority, Revenue, (Holmes Regional Medical
              Center, Inc. Project) Series 1996, (MBIA Insured),
              5.625% 10/01/14...................................  Aaa       AAA           2,862
  1,000     Canaveral, Florida, Port Authority, Port Improvement
              Revenue Refunding, Series 1996B, (FGIC Insured),
              5.700% 06/01/13...................................  Aaa       AAA           1,125
  1,000     Capital Trust Agency, Florida, Multi-Family Housing
              Revenue, (Shadow Run Project) Series 2000A, (FNMA
              COLL), Mandatory Put 11/01/10 @ 100,
              5.150% 11/01/30...................................  Aaa       NR            1,106
  2,250     Charlotte County, Florida, Utility Revenue
              Refunding, Series 1996A, (FGIC Insured),
              5.625% 10/01/16...................................  Aaa       AAA           2,546
  2,675     Collier County, Florida, Health Facilities
              Authority, Revenue Refunding, (Moorings, Inc.
              Project) Series 1994,
              7.000% 12/01/19...................................  NR        A-            2,925
  1,000     Collier County, Florida, Housing Finance Authority,
              Multi-Family Housing Revenue, (Goodlette Arms
              Project) Series 2002A-1, (FNMA COLL), Mandatory
              Put 02/15/12 @ 100,
              4.900% 02/15/32...................................  Aaa       NR            1,086

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,500     Dade County, Florida, Aviation Revenue, Series
              1996A, AMT, (MBIA Insured),
              5.750% 10/01/12...................................  Aaa       AAA        $  2,751
  1,935     Escambia County, Florida, Housing Finance Authority,
              Single-Family Mortgage Revenue, (Multi-County
              Program) Series 2000A, AMT, (MBIA/FHA/VA Insured),
              6.300% 10/01/20...................................  Aaa       NR            2,104
  3,000     Florida State, Board of Education, Capital Outlay
              GO, Series 1997A,
              5.000% 01/01/17...................................  Aa2       AA+           3,149
  1,000     Florida State, Board of Education, Lottery Revenue,
              Series 2001B,
              5.000% 07/01/20...................................  Aaa       AAA           1,061
  1,000     Florida State, Board of Education, Public Education
              Capital Outlay GO Refunding, Series 1993A,
              5.000% 06/01/08...................................  Aa2       AA+           1,115
  2,500     Florida State, Board of Education, Public Education
              Capital Outlay GO, Series 1996A,
              5.250% 06/01/16...................................  Aa2       AA+           2,722
  1,000     Florida State, Board of Education, Public Education
              Capital Outlay GO, Series 1996A,
              5.000% 06/01/18...................................  Aa2       AA+           1,040
  2,830     Florida, Housing Finance Agency, Revenue, (Homeowner
              Mortgage Project) Series 1997-2, AMT, (MBIA
              Insured),
              5.750% 07/01/14...................................  Aaa       AAA           3,022
  1,525     Florida, Housing Finance Agency, Revenue, (Homeowner
              Mortgage Project) Series 1998-1, (MBIA Insured),
              4.950% 01/01/11...................................  Aaa       AAA           1,616
  3,000     Gainesville, Florida, Utility Systems Revenue,
              Series 1992B,
              6.500% 10/01/11...................................  Aa3       AA            3,758

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,500     Hillsborough County, Florida, Industrial Development
              Authority, PCR, (Tampa Electric Company Project)
              Series 2002,
              5.500% 10/01/23...................................  A2        BBB        $  1,571
  3,720     Jacksonville, Florida, GTD, Entitlement Revenue
              Refunding and Improvement, Series 2002, (FGIC
              Insured),
              5.375% 10/01/19...................................  Aaa       AAA           4,129
  5,000     Jacksonville, Florida, Sales Tax Revenue, (River
              City Renaissance Project) Series 1995, (FGIC
              Insured), Prerefunded 10/01/05 @ 101,
              5.650% 10/01/14...................................  Aaa       AAA           5,612
  2,500     Jea, Florida, St. John's River Power Parkway Systems
              Revenue Refunding, Series 2002,
              5.250% 10/01/13...................................  Aa2       AA            2,848
  4,000     Lakeland, Florida, Water and Waste Water Revenue,
              Refunding and Improvement, Series 2002,
              5.000% 10/01/27...................................  Aa3       AA-           4,135
  2,430     Leon County, Florida, Capital Improvement Revenue,
              Series 1997, (AMBAC Insured),
              5.250% 10/01/17...................................  Aaa       AAA           2,639
  2,370     Miami Beach, Florida, Water and Sewer Revenue,
              Series 1995, (FSA Insured),
              5.375% 09/01/15...................................  Aaa       AAA           2,617
  3,500     Miami-Dade County, Florida, Aviation Revenue, Series
              1998C, AMT, (MBIA Insured),
              5.250% 10/01/15...................................  Aaa       AAA           3,742
  4,950     Miami-Dade County, Florida, Special Obligation
              Revenue, Series 1997C,
              5.369%& 10/01/28..................................  Aaa       AAA           1,202
  2,000     North Broward, Florida, Hospital District, Revenue
              Refunding, Series 1997, (MBIA Insured),
              5.250% 01/15/17...................................  Aaa       AAA           2,152

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $5,000     Okaloosa County, Florida, Gas Distribution Revenue
              Refunding, Series 1994, (MBIA Insured),
              Prerefunded 10/01/04 @ 102,
              6.875% 10/01/19...................................  Aaa       AAA        $  5,618
  1,260     Orange County, Florida, Health Facilities Authority,
              Revenue, Series 1996A, (MBIA Insured),
              6.250% 10/01/16...................................  Aaa       AAA           1,571
  3,260     Orange County, Florida, Health Facilities Authority,
              Revenue, Series 1996A, (MBIA Insured),
              6.250% 10/01/16...................................  Aaa       AAA           4,109
  3,000     Orange County, Florida, Tourist Development Tax
              Revenue Refunding, Series 1998A, (AMBAC Insured),
              4.750% 10/01/24...................................  Aaa       AAA           3,020
  2,950     Orlando, Florida, Greater Orlando Aviation
              Authority, Airport Facilities Revenue, Series
              1999A, AMT, (FGIC Insured),
              5.250% 10/01/10...................................  Aaa       AAA           3,300
  1,800     Orlando, Florida, Utilities Commission, Water and
              Electric Utilities Revenue Refunding, Series
              1989D,
              6.750% 10/01/17...................................  Aa2       AA-           2,317
  1,500     Orlando, Florida, Utilities Commission, Water and
              Electric Utilities Revenue Refunding, Series
              1994A,
              5.000% 10/01/20...................................  Aa2       AA-           1,535
    940     Palm Beach County, Florida, Housing Finance
              Authority, Single-Family Mortgage Revenue
              Refunding, Series 1999A, AMT, (GNMA/FNMA COLL),
              4.850% 04/01/32...................................  Aaa       NR            1,007
  5,065     Palm Beach County, Florida, Solid Waste Authority,
              Revenue, Unrefunded Balance, Series 1997A, (AMBAC
              Insured),
              6.000% 10/01/10...................................  Aaa       AAA           6,043

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Pensacola, Florida, Airport Revenue, Series 1997B,
              AMT, (MBIA Insured),
              5.625% 10/01/14...................................  Aaa       AAA        $  2,210
  1,000     Polk County, Florida, Industrial Development
              Authority, Solid Waste Disposal Facilities
              Revenue, (Tampa Electric Company Project) Series
              1996, AMT,
              5.850% 12/01/30...................................  A2        BBB           1,059
  1,000     South Broward, Florida, Hospital District, Revenue,
              Series 2002,
              5.600% 05/01/27...................................  A1        A+            1,041
  4,000     South Miami, Florida, Health Facilities Authority,
              Hospital Revenue Refunding, (Baptist Health
              Systems Obligation Group Project) Series 1995,
              (MBIA Insured),
              5.375% 10/01/16...................................  Aaa       AAA           4,426
  2,500     Sunrise Lakes, Florida, Phase 4 Recreational
              District, GO, Series 1995A, Prerefunded 08/01/05 @
              102,
              6.750% 08/01/24...................................  NR        BBB-          2,883
  1,000     Tampa, Florida, Sports Authority, Local Optional
              Sales Tax Revenue, (Stadium Project) Series 1997,
              (MBIA Insured),
              5.125% 01/01/12...................................  Aaa       AAA           1,097
  2,000     Tampa, Florida, Sports Authority, Local Optional
              Sales Tax Revenue, (Stadium Project) Series 1997,
              (MBIA Insured),
              5.250% 01/01/17...................................  Aaa       AAA           2,151
  2,500     Tampa, Florida, Sports Authority, Sales Tax Revenue,
              (Tampa Bay Arena Project) Series 1995, (MBIA
              Insured),
              5.750% 10/01/15...................................  Aaa       AAA           3,005

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Tampa, Florida, Tax Allocation, (H. Lee Moffitt
              Cancer Project) Series 1999, (AMBAC Insured),
              4.875% 03/01/06...................................  Aaa       AAA        $  1,091
  2,380     Volusia County, Florida, Educational Facilities
              Authority, Educational Facilities Revenue,
              (Embry-Riddle Aeronautical University Project)
              Series 1999A,
              5.750% 10/15/29...................................  Baa2      NR            2,510
                                                                                       --------
                                                                                        116,898
                                                                                       --------
            LOUISIANA -- 0.8%
  1,000     Calcasieu Parish, Louisiana, Industrial Development
              Board, PCR Refunding, (Occidental Petroleum
              Project) Series 2001,
              4.800% 12/01/06...................................  Baa2      BBB           1,060
                                                                                       --------
            PUERTO RICO -- 4.9%
  4,190     Puerto Rico Commonwealth, GO, Series 1997, (MBIA
              Insured),
              6.500% 07/01/15...................................  Aaa       AAA           5,403
  1,000     Puerto Rico, Industrial Tourist Educational Medical
              and Environmental Authority, Control Facilities
              Hospital Revenue, (Hospital Auxilio Mutuo
              Obligation Group Project) Series 1995A, (MBIA
              Insured),
              6.250% 07/01/16...................................  Aaa       AAA           1,109
                                                                                       --------
                                                                                          6,512
                                                                                       --------
            SOUTH CAROLINA -- 0.8%
  1,000     Tobacco Settlement Management Revenue, Series 2001B,
              6.375% 05/15/28...................................  A1        A             1,012
                                                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $111,599).......................................................    125,482
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


SHARES                                                                      VALUE
(000)                                                                       (000)
-----------------------------------------------------------------------------------
         INVESTMENT COMPANIES -- 4.4%
           (Cost $5,937)
 5,937   Nations Tax-Exempt Reserves, Trust Class#.....................      5,937
                                                                          --------
         TOTAL INVESTMENTS
           (Cost $117,536*)..................................    98.0%     131,419
                                                                          --------
         TOTAL OTHER ASSETS AND LIABILITIES (NET)............     2.0%
         Receivable for Fund shares sold...............................   $    896
         Dividends receivable..........................................          3
         Interest receivable...........................................      2,387
         Payable for Fund shares redeemed..............................        (26)
         Investment advisory fee payable...............................        (30)
         Administration fee payable....................................        (22)
         Shareholder servicing and distribution fees payable...........        (19)
         Distributions payable.........................................       (379)
         Accrued Trustees' fees and expenses...........................        (48)
         Accrued expenses and other liabilities........................        (64)
                                                                          --------
         TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      2,698
                                                                          --------
         NET ASSETS..........................................   100.0%    $134,117
                                                                          ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income...........................   $    323
         Accumulated net realized gain on investments sold.............      1,867
         Net unrealized appreciation of investments....................     13,883
         Paid-in capital...............................................    118,044
                                                                          --------
         NET ASSETS....................................................   $134,117
                                                                          ========
                                                                            VALUE
-----------------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($76,433,372 / 7,350,185 shares outstanding)................     $10.40
                                                                          ========
         INVESTOR A SHARES:
         Net asset value and redemption price per share
           ($45,598,125 / 4,384,727 shares outstanding)................     $10.40
                                                                          ========

         Maximum sales charge..........................................      4.75%
         Maximum offering price per share..............................     $10.92

         INVESTOR B SHARES:
         Net asset value and offering price per share**
           ($11,617,761 / 1,117,462 shares outstanding)................     $10.40
                                                                          ========
         INVESTOR C SHARES:
         Net asset value and offering price per share**
           ($467,480 / 45,002 shares outstanding)......................     $10.39
                                                                          ========

---------------

 * Federal income tax information (see Note 7).

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 & Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Florida Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets): MBIA 33.36%

Nations Florida Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Hospital Revenue                                  10.39%
Pre-Refunded                                      14.20%
Special Tax                                       10.81%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.4%
            GEORGIA -- 93.9%
 $1,000     Alpharetta, Georgia, GO,
              Series 1992,
              6.000% 05/01/03........  Aa2       AA         $  1,026
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured),
              5.000% 01/01/03........  Aaa       AAA           1,009
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured),
              6.000% 01/01/03........  Aaa       AAA           1,011
  5,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series
              2000A,
              (FGIC Insured),
              5.600% 01/01/30 (a)....  Aaa       AAA           5,408
  2,000     Atlanta, Georgia, Urban
              Residential Finance
              Authority, Multi-Family
              Revenue Refunding,
              (Housing City Plaza
              Project) Series 1998,
              AMT,
              (FNMA COLL), Mandatory
              Put 12/01/08 @ 100,
              4.550% 12/01/28........  NR        AAA           2,104
    940     Atlanta, Georgia, Water
              and Wastewater,
              Revenue, Series 1999A,
              (FGIC
              Insured), Prerefunded,
              5.000% 11/01/38........  Aaa       AAA             968
  1,060     Atlanta, Georgia, Water
              and Wastewater,
              Revenue, Unrefunded
              Balance,
              Series 1999A, (FGIC
              Insured), Prerefunded
              05/01/09 @ 101,
              5.000% 11/01/38........  Aaa       AAA           1,201
  2,750     Bibb County, Georgia, GO,
              Series 1993,
              5.500% 01/01/08........  Aa3       AA            2,832
  1,000     Brunswick and Glynn
              County, Georgia,
              Development Authority,
              Revenue
              Refunding, (Georgia-
              Pacific Corporation
              Project) Series 1998,
              AMT,
              5.550% 03/01/26........  BA1       NR              759

PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,055     Bulloch County, Georgia,
              Development Authority,
              Student Housing
              Lease Revenue, (Georgia
              Southern University
              Project), Series 2002,
              3.750% 08/01/10........  Aaa       NR         $  1,096
  1,090     Bulloch County, Georgia,
              Development Authority,
              Student Housing
              Lease Revenue, (Georgia
              Southern University
              Project), Series 2002,
              4.000% 08/01/11........  Aaa       NR            1,148
  1,500     Burke County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1994B,
              4.700% 01/01/04........  A3        A             1,550
  2,000     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities
              Revenue
              Refunding,
              (Anheuser-Busch
              Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09........  A1        A+            2,241
  1,000     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities
              Revenue
              Refunding,
              (Anheuser-Busch
              Companies, Inc.
              Project) Series 1997,
              AMT,
              6.125% 05/01/27........  A1        A+            1,068
  3,000     Chatham County, Georgia,
              Hospital Medical
              Authority, Revenue,
              (Memorial Health
              Medical Center Project)
              Series 2001A,
              6.125% 01/01/24........  A3        A-            3,211
  1,000     Cherokee County, Georgia,
              School System GO,
              Series 1993, (AMBAC
              Insured),
              5.875% 02/01/09........  Aaa       AAA           1,142
    575     Cherokee County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.300% 08/01/09........  Aaa       AAA             639

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Clarke County, Georgia,
              Hospital Authority,
              Revenue, (Athens
              Regional
              Medical Center Project)
              Series 1993, (MBIA
              Insured), Prerefunded
              01/01/03 @ 102,
              5.750% 01/01/08........  Aaa       AAA        $  1,031
  1,000     Clarke County, Georgia,
              School District, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.100% 07/01/04........  Aaa       AAA           1,060
  3,985     Clayton County, Georgia
              Housing Authority,
              Multifamily Housing
              Revenue Refunding,
              (Tara Court II
              Apartments Project)
              Series 2001, (FNMA
              Liquidity Facility),
              Mandatory Put 12/01/11
              @ 100,
              4.350% 12/01/31........  NR        AAA           4,156
  3,190     Clayton County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates, (Southern
              Regional Medical Center
              Project) Series 1998A,
              (MBIA Insured),
              5.250% 08/01/09........  Aaa       AAA           3,598
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.400% 05/01/07........  Aaa       AAA           1,042
  2,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue,
              Series 2000,
              6.250% 05/01/17........  Aa3       AA            2,395
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue,
              Series 2000,
              5.600% 05/01/18........  Aa3       AA            1,120
  2,000     Cobb County and Marietta,
              Georgia, Water
              Authority, Revenue
              Refunding,
              Series 1993,
              5.000% 11/01/03........  Aa1       AAA           2,075
  5,195     Cobb County and Marietta,
              Georgia, Water
              Authority, Revenue,
              Series 2002,
              5.125% 11/01/20........  Aaa       AAA           5,657

PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Cobb County, Georgia,
              Detention Buildings and
              Facilities GO, Series
              1993,
              5.300% 01/01/08........  Aaa       AAA        $  1,029
  1,200     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.600% 04/01/05........  Aa2       AA-           1,227
  1,000     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.700% 04/01/06........  Aa2       AA-           1,023
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1991B,
              6.150% 02/01/03........  Aa1       AA            2,031
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1995,
              4.800% 02/01/04........  Aa1       AA            2,061
  1,000     Cobb County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding,
              Series 1993A,
              5.400% 07/01/08........  Aaa       AAA           1,048
  2,250     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 05/01/03........  Aaa       AAA           2,304
  1,000     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1993,
              5.100% 05/01/03........  A1        A+            1,020
  5,000     DeKalb County, Georgia,
              Development Authority,
              Revenue, (Emory
              University Project)
              Series 1994A,
              6.000% 10/01/14........  Aa2       AA            5,494
  1,000     DeKalb County, Georgia,
              School District, GO
              Refunding, Series 1993,
              5.000% 07/01/03........  Aa2       AA            1,026
  1,000     Downtown Savannah
              Authority, Georgia,
              Revenue Refunding,
              (Chatham County
              Project) Series 1993A,
              5.000% 01/01/11........  A1        AA            1,027

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,490     East Point, Georgia,
              Building Authority,
              Revenue, Series 2000,
              (FSA
              Insured),
              4.620%& 02/01/18.......  Aaa       AAA        $  1,127
  5,440     Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project) Series 1998,
              AMT,
              5.625% 07/01/18........  Ba1       BBB-          4,436
  2,000     Forsyth County, Georgia,
              School District, GO,
              Series 1999,
              6.000% 02/01/15........  Aa2       AA-           2,351
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates,
              (St. Joseph Hospital
              Project) Series 1994,
              4.900% 10/01/03........  Aaa       NR            2,068
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates,
              (St. Joseph Hospital
              Project) Series 1994,
              5.500% 10/01/14........  Aaa       NR            2,180
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates,
              Health Systems Revenue,
              (Catholic Health East
              Project) Series 1998A,
              (MBIA Insured),
              4.600% 11/15/09........  Aaa       AAA           2,175
  1,000     Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority, GO
              Refunding
              Certificates, (Grady
              Memorial Hospital
              Project) Series 1993,
              (MBIA Insured),
              5.250% 01/01/04........  Aaa       AAA           1,045
  1,025     Fulton County, Georgia,
              Building Authority,
              Revenue, (County
              Government and Health
              Facilities Project)
              Series 1992A,
              5.700% 01/01/04........  Aa3       AA            1,056
    500     Fulton County, Georgia,
              Development Authority,
              Revenue, (Clark Atlanta
              University Project)
              Series 1995, (CONNIE
              LEE Insured),
              5.125% 01/01/10........  NR        AAA             548

PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,735     Fulton County, Georgia,
              Development Authority,
              Revenue, (Georgia Tech
              Foundation Facilities
              Project) Series 1997A,
              5.000% 09/01/17........  Aa1       AA+        $  1,831
  2,900     Fulton County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Concorde
              Place Apartments
              Project) Series 1996A,
              AMT,
              Prerefunded 07/01/08 @
              100,
              6.375% 01/01/27........  NR        AAA           3,422
  1,500     Fulton County, Georgia,
              School District, GO
              Refunding, Series 1991,
              6.250% 05/01/04........  Aa2       AA            1,608
  1,000     Gainesville & Hall
              County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates,
              (Northeast Georgia
              Health System
              Incorporated Project)
              Series 2001,
              5.000% 05/15/15........  NR        A-            1,025
  2,000     Gainesville & Hall
              County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates,
              (Northeast Georgia
              Health System
              Incorporated Project)
              Series 2001,
              5.250% 05/15/18........  NR        A-            2,045
  1,000     Gainesville and Hall
              County, Georgia,
              Hospital Authority,
              Revenue, Certificates
              of Anticipation,
              (Northeast Georgia
              Health System
              Incorporated Project)
              Series 2001,
              5.500% 05/15/31........  NR        A-            1,013
  1,500     Georgia State, GO
              Refunding, Series
              1992A,
              6.250% 03/01/06........  Aaa       AAA           1,702
  1,200     Georgia State, GO, Series
              1992B,
              6.000% 03/01/04........  Aaa       AAA           1,274
  2,750     Georgia State, GO, Series
              1993C,
              6.500% 07/01/05........  Aaa       AAA           3,093
  3,000     Georgia State, GO, Series
              1999D,
              5.800% 11/01/13........  Aaa       AAA           3,516

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  765     Georgia State, Housing
              and Finance Authority,
              Revenue, (Home
              Ownership Program)
              Series 1992B, AMT,
              6.600% 06/01/25........  NR        AA+        $    794
    725     Georgia State, Housing
              and Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1998B-3,
              4.400% 06/01/17........  Aa2       AAA             752
  1,040     Georgia State, Housing
              and Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1999B-2, AMT,
              6.100% 06/01/31........  Aa2       AAA           1,100
  1,000     Georgia State, Tollway
              Authority, Revenue
              Refunding, (Georgia 400
              Project) Series 1998,
              5.000% 07/01/07........  Aaa       AAA           1,116
  2,380     Georgia, George L. Smith
              II World Congress
              Center Authority,
              Revenue
              Refunding, (Domed
              Stadium Project) Series
              2000, AMT, (MBIA
              Insured),
              6.000% 07/01/05........  Aaa       AAA           2,628
  1,250     Georgia, Municipal
              Association Inc.,
              Certificate of
              Participation, (City
              Court Atlanta Project),
              Series 2002, (AMBAC),
              5.250% 12/01/26........  Aaa       AAA           1,326
  1,500     Georgia, Municipal Gas
              Authority, Gas Tax
              Revenue, (Southern
              Storage Gas Project)
              Series 1994,
              6.000% 07/01/04........  NR        A-            1,609
  1,000     Griffin-Spalding County,
              Georgia, School System,
              GO, Series 1996,
              (State Aid Withholding,
              FSA Insured),
              5.250% 02/01/10........  Aaa       AAA           1,011
  2,000     Gwinnett County, Georgia,
              GO, Series 2002,
              4.000% 01/01/11........  Aaa       AAA           2,112
  1,370     Gwinnett County, Georgia,
              Water and Sewer
              Authority, Series 2002,
              (CNTY GTD),
              4.750% 08/01/15........  Aaa       AAA           1,476

PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Hall County, Georgia,
              School District, GO
              Refunding, Series
              1992B,
              6.300% 12/01/05........  A1        NR         $  1,135
  2,000     Hall County, Georgia,
              School District, GO,
              Series 1994, (AMBAC
              Insured), Prerefunded
              12/01/04 @ 102,
              6.700% 12/01/14........  Aaa       AAA           2,257
  1,000     Henry City and County,
              Georgia, Water and
              Sewer Authority,
              Improvement
              Revenue Refunding,
              Series 1993A,
              5.000% 02/01/07........  A2        NR            1,050
  1,550     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, (AMBAC Insured),
              Prerefunded 07/01/07 @
              102,
              5.250% 07/01/09........  Aaa       AAA           1,771
  3,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, (AMBAC Insured),
              6.000% 07/01/29........  Aaa       AAA           3,404
  2,000     Houston County, Georgia,
              School District, GO,
              Series 1996, (State Aid
              Withholding, MBIA
              Insured),
              5.500% 03/01/16........  Aaa       AAA           2,029
  2,000     Houston County, Georgia,
              School District, GO,
              Series 2002, (State Aid
              Withholding),
              4.000% 09/01/06........  Aa2       AA            2,135
    500     Lawrenceville, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Knollwood
              Park, LP Project)
              Series 1997, AMT, (FNMA
              COLL), Mandatory Put
              06/01/15 @ 100,
              6.250% 12/01/29........  NR        AAA             581
  1,000     Macon, Georgia, Water
              Authority, Water and
              Sewer Revenue
              Refunding, Series
              1994A,
              4.700% 10/01/04........  Aa3       AA-           1,060

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Macon-Bibb County,
              Georgia, Industrial
              Authority, Industrial
              Revenue,
              (Weyerhaeuser Company
              Project) Series 1982,
              9.000% 10/01/07........  Baa2      BBB        $  1,303
  2,000     Marietta, Georgia,
              Housing Authority,
              Multifamily Revenue
              Refunding,
              (Wood Glen-RMKT Housing
              Project) Series 1994,
              Mandatory Put
              07/01/04 @ 100,
              4.750% 07/01/24........  Baa2      BBB           2,007
  1,000     Meriwether County,
              Georgia, School
              District, GO, Series
              1996, (State Aid
              Withholding, FSA
              Insured),
              5.500% 02/01/16........  Aaa       AAA           1,117
  3,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue Refunding,
              Series 1992P, (AMBAC
              Insured),
              5.900% 07/01/03........  Aaa       AAA           3,099
    540     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1983D,
              7.000% 07/01/11........  Aaa       AAA             693
  2,500     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/13........  Aaa       AAA           2,764
  3,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/15........  Aaa       AAA           3,256
  5,000     Monroe County, Georgia,
              Development Authority,
              PCR, (Georgia Power
              Company Plant Scherer
              Project) Series 2001,
              (AMBAC Insured),
              Mandatory Put
              12/01/08 @ 100,
              4.200% 01/01/12........  Aaa       AAA           5,309
  1,000     Monroe County, Georgia,
              Development Authority,
              PCR, (Oglethorpe
              Power Corporation
              Project) Series 1992A,
              6.800% 01/01/12........  A3        A             1,237

PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,100     Paulding County, Georgia,
              School District, GO,
              Series 1992A,
              6.400% 02/01/04........  A2        A          $  1,169
    500     Peach County, Georgia,
              School District, GO,
              Series 1994, (State Aid
              Withholding, MBIA
              Insured),
              6.500% 02/01/08........  Aaa       AAA             591
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Agnes Scott
              College Project) Series
              1999, (MBIA Insured),
              4.800% 06/01/16........  Aaa       AAA           1,057
  1,000     Richmond County, Georgia,
              Board of Education, GO
              Refunding, Series 1993,
              (FGIC Insured),
              4.700% 11/01/06........  Aaa       AAA           1,050
  3,000     Richmond County, Georgia,
              Development Authority,
              Environmental
              Improvement Revenue,
              (International Paper
              Company Project)
              Series 2001A,
              5.150% 03/01/15........  Baa2      BBB           3,023
  3,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10........  Aaa       AAA           3,320
  2,000     Roswell, Georgia, GO,
              Series 2000,
              5.500% 02/01/12........  Aaa       AAA           2,277
  1,250     Savannah, Georgia,
              Hospital Authority,
              Revenue Refunding,
              (Candler
              Hospital Project)
              Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/11........  Ba1       BB            1,292
  1,225     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St. Josephs -
              Candler
              Health Systems Project)
              Series 1998A, (FSA
              Insured),
              5.250% 07/01/11........  Aaa       NR            1,354
  1,310     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St. Josephs -
              Candler
              Health Systems Project)
              Series 1998A, (FSA
              Insured),
              5.250% 07/01/12........  Aaa       NR            1,438

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St. Josephs -
              Candler
              Health Systems Project)
              Series 1998B, (FSA
              Insured),
              5.250% 07/01/10........  Aaa       NR         $  1,111
  1,000     Savannah, Georgia, Water
              and Sewer Improvement
              Revenue Refunding,
              Series 1993,
              5.100% 12/01/09........  Aa3       AA+           1,025
    500     Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project) Series
              1994A, (FHA/FNMA COLL),
              7.125% 12/01/25........  Aaa       NR              526
                                                            --------
                                                             176,716
                                                            --------
            ARKANSAS -- 1.0%
  2,000     Crossett, Arkansas, PCR,
              (Georgia Pacific
              Corporation Project)
              Series 1984,
              4.875% 10/01/07........  Ba1       NR            1,854
                                                            --------
            LOUISIANA -- 1.7%
  2,000     Calcasieu Parish,
              Louisiana, Industrial
              Development Board, PCR
              Refunding, (Occidental
              Petroleum Project)
              Series 2001,
              4.800% 12/01/06........  Baa2      BBB           2,120
  1,000     Plaquemines, Louisiana,
              Port Harbour and
              District Marine
              Terminal Facilities
              Revenue Refunding,
              (Electro-Coal Project)
              Series 2001B,
              5.000% 09/01/07........  A3        BBB-          1,048
                                                            --------
                                                               3,168
                                                            --------
            SOUTH CAROLINA -- 1.1%
  2,000     Tobacco Settlement
              Management Revenue,
              Series 2001B,
              6.375% 05/15/28........  A1        A             2,023
                                                            --------

PRINCIPAL                              MOODY'S     S&P
 AMOUNT                                     RATINGS           VALUE
  (000)                                   (UNAUDITED)         (000)
---------------------------------------------------------------------
            TEXAS -- 1.7%
 $1,000     Brazos River Authority,
              Texas, PCR Refunding,
              (Texas Electric Company
              Project) Series 2001A,
              AMT, Mandatory Put
              04/01/04 @ 100,
              4.950% 10/01/30........  NR        BBB+       $  1,016
  2,000     Sam Rayburn, Texas,
              Municipal Power Agency,
              Revenue Refunding,
              Series 2002,
              6.000% 10/01/16........  Baa2      BBB-          2,145
                                                            --------
                                                               3,161
                                                            --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $175,656)............................    186,922
                                                            --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 2.5%
              (Cost $4,658)
  4,658     Nations Tax-Exempt Reserves, Trust Class#.....................      4,658
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $180,314*)..................................     101.9%   191,580
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................      (1.9)%
            Cash..........................................................   $      2
            Receivable for Fund shares sold...............................        250
            Dividends receivable..........................................          5
            Interest receivable...........................................      2,703
            Payable for Fund shares redeemed..............................     (1,317)
            Investment advisory fee payable...............................        (29)
            Administration fee payable....................................        (31)
            Shareholder servicing and distribution fees payable...........        (18)
            Distributions payable.........................................       (598)
            Payable for investment securities purchased...................     (4,317)
            Accrued Trustees' fees and expenses...........................        (94)
            Accrued expenses and other liabilities........................        (68)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (3,512)
                                                                             --------
            NET ASSETS..........................................       100%  $188,068
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    251
            Accumulated net realized loss on investments sold.............       (983)
            Net unrealized appreciation of investments....................     11,266
            Paid-in capital...............................................    177,534
                                                                             --------
            NET ASSETS....................................................   $188,068
                                                                             ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)





                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($155,488,517 / 14,057,827 shares outstanding)..............     $11.06
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($14,459,468 / 1,307,105 shares outstanding)................     $11.06
                                                                             ========

            Maximum sales charge..........................................      3.25%
            Maximum offering price per share..............................     $11.43

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($14,102,802 / 1,274,709 shares outstanding)................     $11.06
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($4,017,302 / 363,169 shares outstanding)...................     $11.06
                                                                             ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

AMBAC                                             10.81%
MBIA                                              11.62%

Nations Georgia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Hospital Revenue                                  12.58%
Water Revenue                                     12.17%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.3%
            KANSAS -- 82.4%
 $ 2,000    Burlington, Kansas, Environmental Improvement
              Revenue Refunding, (Power and Light Project)
              Series 1998C, Mandatory Put 10/01/07 @ 100,
              4.750% 09/01/15...................................  A2        BBB        $ 2,043
   1,045    Douglas County, Kansas, GO, Series 1999,
              4.550% 08/01/05...................................  Aa3       NR           1,124
   1,000    Douglas County, Kansas, Unified School District
              Number 497, GO, Series 1995A, Crossover Refunded
              09/01/03 @ 100,
              5.700% 09/01/05...................................  Aa3       NR           1,035
   1,185    Johnson County, Kansas, Unified School District
              Number 223, GO Refunding, Series 1994, (AMBAC
              Insured),
              5.500% 09/01/04...................................  Aaa       AAA          1,271
   1,705    Johnson County, Kansas, Unified School District
              Number 229, GO Refunding, Series 1993A, (FGIC
              Insured),
              5.400% 10/01/04...................................  Aaa       AAA          1,768
   1,180    Johnson County, Kansas, Unified School District
              Number 229, GO, Series 1994A,
              6.250% 10/01/03...................................  Aa1       AA           1,236
   1,130    Johnson County, Kansas, Unified School District
              Number 231, GO Refunding, Series 1998A, (FGIC
              Insured),
              4.600% 10/01/09...................................  Aaa       AAA          1,231
   1,260    Johnson County, Kansas, Unified School District
              Number 231, GO Refunding, Series 1998A, (FGIC
              Insured),
              4.700% 10/01/10...................................  Aaa       AAA          1,366
     750    Johnson County, Kansas, Unified School District
              Number 233, GO Refunding, Series 1994, (AMBAC
              Insured), Prerefunded 09/01/04 @ 100,
              5.500% 09/01/05...................................  Aaa       AAA            806

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   750    Johnson County, Kansas, Unified School District
              Number 233, GO Refunding, Series 1994, (AMBAC
              Insured), Prerefunded 09/01/04 @ 100,
              5.625% 09/01/07...................................  Aaa       AAA        $   808
   1,380    Johnson County, Kansas, Unified School District
              Number 233, GO Refunding, Series 2001C, (FGIC
              Insured),
              5.000% 09/01/05...................................  Aaa       AAA          1,503
   2,760    Johnson County, Kansas, Unified School District
              Number 233, GO, Series 1999A, (FGIC Insured),
              5.375% 09/01/14...................................  Aaa       NR           3,072
   1,250    Johnson County, Kansas, Unified School District
              Number 512, Shawnee Mission, GO Refunding, Series
              1996B,
              4.850% 10/01/08...................................  Aa1       AA           1,362
   1,510    Johnson County, Kansas, Unified School District
              Number 512, Shawnee Mission, GO, Series 1995,
              5.200% 10/01/07...................................  Aa1       AA           1,648
   1,380    Johnson County, Kansas, Unified School District
              Number 512, Shawnee Mission, GO, Series 1995,
              5.200% 10/01/08...................................  Aa1       AA           1,506
     500    Johnson County, Kansas, Water District Number 001,
              Water Revenue Refunding, Series 1993,
              4.750% 06/01/04...................................  Aa1       AAA            518
     720    Johnson County, Kansas, Water District Number 001,
              Water Revenue Refunding, Series 1993,
              4.750% 12/01/04...................................  Aa1       AAA            745
     750    Johnson County, Kansas, Water District Number 001,
              Water Revenue Refunding, Series 1993,
              4.800% 06/01/05...................................  Aa1       AAA            776
   1,000    Johnson County, Kansas, Water District Number 001,
              Water Revenue, Series 2001,
              5.000% 12/01/12...................................  Aa1       AAA          1,129

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   595    Junction City, Kansas, Water and Sewer Revenue,
              Series 1996A, (MBIA Insured), Prerefunded 09/01/05
              @ 101,
              4.900% 09/01/07...................................  Aaa       AAA        $   654
   2,230    Kansas City, Kansas, Utilities System Revenue,
              Series 1994, (FGIC Insured), Prerefunded 09/01/04
              @ 102,
              6.375% 09/01/23...................................  Aaa       AAA          2,476
   1,055    Kansas State, Department of Transportation, Highway
              Revenue, Series 1994,
              4.800% 09/01/08...................................  Aa2       AA+          1,171
     735    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Hays Medical Center
              Inc. Project) Series 1997B, (MBIA Insured),
              4.800% 11/15/04...................................  Aaa       NR             783
     670    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Hays Medical Center
              Inc. Project) Series 1997B, (MBIA Insured),
              4.900% 11/15/05...................................  Aaa       NR             730
     510    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Hays Medical Center
              Inc. Project) Series 1997B, (MBIA Insured),
              5.000% 11/15/06...................................  Aaa       NR             565
   4,190    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Sisters of Charity
              Project) Series 2000J,
              6.250% 12/01/28...................................  Aa2       AA           4,746
     620    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Lukes/Shawnee
              Mission Project) Series 1996N, (MBIA Insured),
              4.700% 11/15/05...................................  Aaa       AAA            670
     675    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Lukes/Shawnee
              Mission Project) Series 1996N, (MBIA Insured),
              4.750% 11/15/06...................................  Aaa       AAA            738

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   605    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Lukes/Shawnee
              Mission Project) Series 1996P, (MBIA Insured),
              4.700% 11/15/05...................................  Aaa       AAA        $   654
     630    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Lukes/Shawnee
              Mission Project) Series 1996P, (MBIA Insured),
              4.750% 11/15/06...................................  Aaa       AAA            688
     740    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project) Series 1996F, (MBIA
              Insured),
              5.600% 11/15/07...................................  Aaa       AAA            823
     500    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project) Series 1996F, (MBIA
              Insured),
              5.750% 11/15/09...................................  Aaa       AAA            549
     730    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project) Series 1996G, (MBIA
              Insured), Prerefunded 11/15/06 @ 100,
              5.750% 11/15/09...................................  Aaa       AAA            833
     890    Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project), Series 1996G, (MBIA
              Insured), Prerefunded 11/15/06 @ 100,
              5.700% 11/15/08...................................  Aaa       AAA          1,014
  10,000    Kansas State, Development Financing Authority,
              Revenue, (Board of Regents Rehabilitation Project)
              Series 1997G-2,
              5.000% 10/01/10...................................  Aaa       AAA         10,980

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,020    Kansas State, Development Financing Authority,
              Revenue, (Kansas State Projects) Series 2001,
              (AMBAC Insured),
              5.500% 03/01/16...................................  Aaa       AAA        $ 1,147
   2,000    Kansas State, Development Financing Authority,
              Revenue, (Regents-Wichita University Project)
              Series 2000B, (AMBAC Insured),
              5.900% 04/01/15...................................  Aaa       AAA          2,313
     955    Kansas State, Development Financing Authority,
              Revenue, (Sisters of Charity Leavenworth Project)
              Series 1998,
              5.000% 12/01/14...................................  Aaa       AAA          1,017
   1,000    Kansas State, Development Financing Authority,
              Revenue, (Water Pollution Control Project) Series
              1993-II,
              5.400% 11/01/03...................................  Aa1       AA+          1,042
   1,150    Kansas, University Hospital Authority, Revenue,
              (Kansas University Health System Project) Series
              1999A, (AMBAC Insured),
              5.250% 09/01/11...................................  Aaa       AAA          1,287
   1,265    Kansas, University Hospital Authority, Revenue,
              (Kansas University Health System Project) Series
              1999A, (AMBAC Insured),
              5.350% 09/01/12...................................  Aaa       AAA          1,423
   1,525    Kansas, University Hospital Authority, Revenue,
              (Kansas University Health System Project) Series
              1999A, (AMBAC Insured),
              5.400% 09/01/13...................................  Aaa       AAA          1,716
   2,000    Leavenworth County, Kansas, GO, Series 1997A, (AMBAC
              Insured),
              4.900% 12/01/06...................................  Aaa       AAA          2,214
   1,065    Montgomery County, Kansas, Unified School District,
              Series 2002, (FGIC Insured),
              6.250% 04/01/12...................................  Aaa       AAA          1,313

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $   860    Reno County, Kansas, Unified School District Number
              313, GO, Series 1996B, (FSA Insured),
              5.900% 09/01/08...................................  Aaa       AAA        $ 1,005
     925    Reno County, Kansas, Unified School District Number
              313, GO, Series 1996B, (FSA Insured),
              5.900% 09/01/09...................................  Aaa       AAA          1,092
     995    Reno County, Kansas, Unified School District Number
              313, GO, Series 1996B, (FSA Insured),
              5.900% 09/01/10...................................  Aaa       AAA          1,183
     500    Salina, Kansas, Hospital Revenue Refunding,
              (Asbury-Salina Regional Medical Center Project)
              Series 1993, (AMBAC Insured),
              5.100% 10/01/06...................................  Aaa       AAA            517
   1,010    Saline County, Kansas, Unified School District
              Number 305 Salina, GO Refunding, Series 1999, (FSA
              Insured), Prerefunded 09/01/08 @ 100,
              5.250% 09/01/13...................................  Aaa       NR           1,151
   1,000    Sedgwick County, Kansas, Unified School District
              Number 265 Goddard, GO, Series 1994, (FSA
              Insured),
              5.350% 10/01/04...................................  Aaa       AAA          1,073
   1,000    Sedgwick County, Kansas, Unified School District
              Number 265 Goddard, GO, Series 1994, (FSA
              Insured), Prerefunded 10/01/04 @ 100,
              5.400% 10/01/05...................................  Aaa       AAA          1,076
   1,250    Sedgwick County, Kansas, Unified School District
              Number 265 Goddard, GO, Series 1994, (FSA
              Insured), Prerefunded 10/01/04 @ 100,
              5.500% 10/01/06...................................  Aaa       AAA          1,347
     625    Shawnee County, Kansas, GO Refunding & Improvement,
              Series 1998A,
              5.000% 09/01/08...................................  A1        NR             700

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 1,660    Shawnee County, Kansas, GO Refunding & Improvement,
              Series 2002, (FSA Insured),
              5.250% 09/01/17...................................  Aaa       NR         $ 1,843
     500    Shawnee County, Kansas, Health Care Facilities
              Revenue Refunding, (Menninger Foundation Project)
              Series 1995, (FSA Insured),
              5.000% 08/15/07...................................  Aaa       AAA            541
     500    Shawnee County, Kansas, Health Care Facilities
              Revenue Refunding, (Menninger Foundation Project)
              Series 1995, (FSA Insured),
              5.100% 08/15/09...................................  Aaa       AAA            540
     895    Shawnee County, Kansas, Unified School District
              Number 345 Seaman, GO, Series 1994, (MBIA
              Insured), Prerefunded 09/01/04 @ 100,
              5.400% 09/01/06...................................  Aaa       AAA            960
     950    Shawnee County, Kansas, Unified School District
              Number 345 Seaman, GO, Series 1994, (MBIA
              Insured), Prerefunded 09/01/04 @ 100,
              5.500% 09/01/07...................................  Aaa       AAA          1,021
   1,000    Shawnee County, Kansas, Unified School District
              Number 501 Topeka, GO, Series 2002,
              5.000% 02/01/14...................................  Aa3       NR           1,107
   1,170    Wichita, Kansas, Water and Sewer Utility Revenue
              Refunding, Series 1998, (FGIC Insured),
              4.150% 10/01/05...................................  Aaa       NR           1,247
                                                                                       -------
                                                                                        82,896
                                                                                       -------
            ALASKA -- 1.6%
   2,000    North Slope Borough, Alaska, Capital Appreciation
              GO, Series 2000B, (MBIA Insured),
              3.400%& 06/30/09..................................  Aaa       AAA          1,593
                                                                                       -------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            ARIZONA -- 1.8%
 $ 1,600    Arizona School Facilities Board Revenue, State
              School Improvement, Series 2002,
              5.250% 07/01/14...................................  Aaa       AAA        $ 1,817
                                                                                       -------
            OHIO -- 1.7%
   1,000    Dayton, Ohio, Special Facilities Revenue Refunding,
              (Air Freight Corporation Project) Series 1993F,
              6.050% 10/01/09...................................  NR        BB+            877
   1,000    Dayton, Ohio, Special Facilities Revenue, (Air
              Freight Corporation Project) Series 1988D, AMT,
              6.200% 10/01/09...................................  NR        BB+            885
                                                                                       -------
                                                                                         1,762
                                                                                       -------
            OKLAHOMA -- 2.2%
   2,000    Oklahoma, Housing Development Authority, Revenue,
              Series 2000A, (FHLMC COLL),
              5.100% 11/01/05...................................  Aa3       NR           2,172
                                                                                       -------
            SOUTH CAROLINA -- 2.5%
   2,000    Calhoun County, South Carolina, Solid Waste Disposal
              Facility Revenue, (Carolina Eastman Company
              Project) Series 1992, AMT,
              6.750% 05/01/17...................................  A2        BBB+         2,557
                                                                                       -------
            TEXAS -- 5.0%
   1,000    Dallas-Fort Worth, Texas, International Airport
              Facilities Improvement, Corporate Revenue
              Refunding, (American Airlines Project) Series
              2000C, AMT, Mandatory Put 11/01/07 @ 100,
              6.150% 05/01/29...................................  B2        BB-            551
   2,200    Sabine River, Texas, Pollution Control Authority,
              Revenue Refunding, (Texas University Electric
              Company Project) Series 2001A, Mandatory Put
              11/01/11 @ 100,
              5.500% 05/01/22...................................  Baa1      BBB+         2,263

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,330    Waxahachie, Texas, Independent School District, GO,
              Series 2002, (PSF-GTD),
              4.550%& 08/15/17..................................  Aaa       NR         $ 2,217
                                                                                       -------
                                                                                         5,031
                                                                                       -------
            WASHINGTON -- 1.1%
   1,000    Energy Northwest Washington, Electric Revenue
              Refunding, Series 2002A, (MBIA Insured),
              5.750% 07/01/18...................................  Aaa       AAA          1,143
                                                                                       -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $92,117)........................................................    98,971
                                                                                       -------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 0.1%
           (Cost $108)
 108     Nations Tax-Exempt Reserves, Trust Class#.....................        108
                                                                          --------
         TOTAL INVESTMENTS
           (Cost $92,225*)...................................    98.4%      99,079
                                                                          --------
         OTHER ASSETS AND
           LIABILITIES (NET).................................     1.6%
         Cash..........................................................   $      1
         Receivable for investment securities sold.....................        550
         Receivable for Fund shares sold...............................        100
         Interest receivable...........................................      1,519
         Payable for Fund shares redeemed..............................       (104)
         Investment advisory fee payable...............................        (19)
         Administration fee payable....................................        (16)
         Shareholder servicing and distribution fees payable...........         (1)
         Distributions payable.........................................       (312)
         Accrued Trustees' fees and expenses...........................        (27)
         Accrued expenses and other liabilities........................        (48)
                                                                          --------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET)...........................................      1,643
                                                                          --------
         NET ASSETS..........................................   100.0%    $100,722
                                                                          ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income...........................   $    113
         Accumulated net realized loss on investments sold.............        (44)
         Net unrealized appreciation of investments....................      6,854
         Paid-in capital...............................................     93,799
                                                                          --------
         NET ASSETS....................................................   $100,722

                                                                           VALUE
-----------------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($93,924,469 / 8,866,140 shares outstanding)................     $10.59
                                                                          ========
         INVESTOR A SHARES:
         Net asset value and redemption price per share
           ($6,668,611 / 629,648 shares outstanding)...................     $10.59
                                                                          ========

         Maximum sales charge..........................................      3.25%
         Maximum offering price per share..............................     $10.95

         INVESTOR B SHARES:
         Net asset value and offering price per share**
           ($26,320 / 2,488 shares outstanding)........................     $10.58
                                                                          ========
         INVESTOR C SHARES:
         Net asset value and offering price per share**
           ($102,915 / 9,739 shares outstanding).......................     $10.57
                                                                          ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Kansas Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

AMBAC                                             13.41%
FGIC                                              13.88%
MBIA                                              13.32%
FSA                                               10.77%

Nations Kansas Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Hospital Revenue                                  17.86%
Lease Revenue                                     10.90%
Pre-Refunded                                      15.62%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.6%
            MARYLAND -- 81.7%
 $  500     Anne Arundel County, Maryland, Consolidated General
              Improvement GO Refunding, Series 1995,
              5.300% 04/01/10...................................  Aa1       AA+        $    547
  1,000     Anne Arundel County, Maryland, Consolidated General
              Improvement GO, Series 1993,
              5.125% 07/15/08...................................  Aa1       AA+           1,048
    500     Anne Arundel County, Maryland, Consolidated General
              Improvement GO, Series 1993,
              5.250% 07/15/11...................................  Aa1       AA+             524
  2,855     Anne Arundel County, Maryland, GO, Series 1995,
              5.200% 04/01/08...................................  Aa1       AA+           3,106
  2,075     Baltimore, Maryland, Consolidated Public Improvement
              GO, Series 1991C, (FGIC Insured),
              6.375% 10/15/07...................................  Aaa       AAA           2,466
  1,000     Baltimore, Maryland, Consolidated Public Improvement
              GO, Series 1993A, (AMBAC Insured),
              5.300% 10/15/06...................................  Aaa       AAA           1,040
  1,740     Baltimore, Maryland, Consolidated Public Improvement
              GO, Series 1997A, (FGIC Insured),
              5.300% 10/15/16...................................  Aaa       AAA           1,946
  1,000     Baltimore, Maryland, Consolidated Public Improvement
              GO, Series 1998B, (FGIC Insured),
              6.500% 10/15/08...................................  Aaa       AAA           1,153
  1,000     Baltimore, Maryland, Convention Center Revenue
              Refunding, Series 1998, (MBIA Insured),
              5.000% 09/01/06...................................  Aaa       AAA           1,108
  1,725     Baltimore, Maryland, Exchanged Revenue, Series
              1996A, (FGIC Insured),
              5.900% 07/01/10...................................  Aaa       AAA           2,051
  1,000     Baltimore, Maryland, GO, Series 1989B, (MBIA
              Insured),
              7.000% 10/15/04...................................  Aaa       AAA           1,109

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Baltimore, Maryland, GO, Series 1989B, (MBIA
              Insured),
              7.050% 10/15/07...................................  Aaa       AAA        $  1,220
  1,750     Baltimore, Maryland, Port Facilities Revenue, (E.I.
              duPont de Nemours and Company Project) Series
              1985,
              6.500% 12/01/10...................................  Aa3       AA-           1,810
  1,000     Baltimore, Maryland, Revenue Refunding, (Wastewater
              Projects) Series 1993A, (MBIA Insured),
              5.100% 07/01/04...................................  Aaa       AAA           1,061
    800     Calvert County, Maryland, PCR Refunding, (Baltimore
              Gas and Electric Company Project) Series 1993,
              5.550% 07/15/14...................................  A2        BBB+            838
    250     Cumberland, Maryland, GO Refunding, Series 1994A,
              (FGIC Insured),
              5.250% 05/01/21...................................  Aaa       AAA             259
  1,000     Harford County, Maryland, GO, Series 1997,
              5.500% 12/01/07...................................  Aa1       AA            1,151
     20     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 1993A, Prerefunded
              08/15/05 @ 100,
              5.250% 08/15/06...................................  Aaa       AAA              22
  1,500     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2000A,
              5.250% 02/15/16...................................  Aaa       AAA           1,656
  1,900     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2000A,
              5.250% 02/15/17...................................  Aaa       AAA           2,059
  2,000     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2000A,
              5.250% 02/15/18...................................  Aaa       AAA           2,167
  3,900     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2002A,
              5.000% 08/15/09...................................  Aaa       AAA           4,404

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,115     Howard County, Maryland, Public Improvement GO,
              Unrefunded Balance, Series 1993A,
              5.250% 08/15/06...................................  Aaa       AAA        $  1,174
  1,530     Laurel, Maryland, Public Improvement GO Refunding,
              1996A, (FGIC Insured),
              5.000% 10/01/11...................................  Aaa       AAA           1,687
  1,200     Maryland State, Certificates of Participation
              Revenue, (Aviation Administration Facilities
              Project) Series 1999, AMT,
              4.750% 05/01/07...................................  Aa3       AA+           1,305
    500     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, (Residential
              Project) Series 1998B, AMT,
              4.950% 09/01/11...................................  Aa2       NR              530
    810     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, (Residential
              Project) Series 2000A,
              5.500% 09/01/12...................................  Aa2       NR              877
  1,000     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, (Single-Family
              Program) Series 1997-1, (FHA COLL),
              4.950% 04/01/07...................................  Aa2       NR            1,083
  4,000     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, (Single-Family
              Program) Series 1998-3, AMT,
              4.500% 04/01/08...................................  Aa2       NR            4,255

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,685     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, (Single-Family
              Program) Series 1998-3, AMT,
              4.700% 04/01/10...................................  Aa2       NR         $  1,797
  2,410     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, Series 1999D, AMT,
              5.375% 09/01/24...................................  Aa2       NR            2,486
  3,000     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, Series 1999H, AMT,
              6.000% 09/01/17...................................  Aa2       NR            3,237
  1,265     Maryland State, Department of Transportation, Series
              2002,
              5.500% 02/01/11...................................  Aa2       AA            1,478
  5,000     Maryland State, Department of Transportation, Series
              2002,
              5.500% 02/01/14...................................  Aa2       AA            5,888
    495     Maryland State, Economic Development Corporation,
              Student Housing Revenue, (Collegiate Housing
              Project) Series 1999A,
              5.300% 06/01/08...................................  Baa2      NR              504
    575     Maryland State, Economic Development Corporation,
              Student Housing Revenue, (Collegiate Housing
              Project) Series 1999A,
              5.600% 06/01/11...................................  Baa2      NR              596

                       SEE NOTES TO FINANCIAL STATEMENTS.
 112

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $4,000     Maryland State, Economic Development Corporation,
              Student Housing Revenue, (Salisbury Collegiate
              Housing Project) Series 1999A,
              5.750% 06/01/29...................................  Baa3      NR         $  4,087
  1,650     Maryland State, Economic Development Corporation,
              Student Housing Revenue, (Salisbury Collegiate
              Housing Project) Series 1999A,
              6.000% 06/01/30...................................  Baa3      NR            1,744
    860     Maryland State, Economic Development Corporation,
              Student Housing Revenue, Series 1999A,
              5.600% 06/01/10...................................  Baa3      NR              888
  1,000     Maryland State, Economic Development Corporation,
              Student Housing Revenue, Series 1999A,
              5.700% 06/01/12...................................  Baa3      NR            1,032
    815     Maryland State, Economic Development Corporation,
              Student Housing Revenue, Series 1999A,
              6.000% 06/01/19...................................  Baa3      NR              866
  1,000     Maryland State, GO, Series 1998,
              5.000% 07/15/11...................................  Aaa       AAA           1,111
  2,700     Maryland State, Health and Higher Education
              Facilities Authority, Revenue Refunding, (Johns
              Hopkins Hospital Project) Series 1993,
              5.250% 07/01/04...................................  A1        AA-           2,828
  1,500     Maryland State, Health and Higher Education
              Facilities Authority, Revenue Refunding, (Johns
              Hopkins Hospital Project) Series 1993,
              5.400% 07/01/06...................................  A1        AA-           1,570
  3,050     Maryland State, Health and Higher Education
              Facilities Authority, Revenue Refunding, (Johns
              Hopkins Hospital Project) Series 1993,
              5.500% 07/01/07...................................  A1        AA-           3,196

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  300     Maryland State, Health and Higher Education
              Facilities Authority, Revenue Refunding, (Johns
              Hopkins Hospital Project) Series 1993,
              5.600% 07/01/09...................................  A1        AA-        $    315
  1,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue Refunding,
              (University of Maryland Medical Systems Project)
              Series 1993,
              (FGIC Insured),
              5.200% 07/01/04...................................  Aaa       AAA           1,047
    510     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (College of Notre
              Dame Project) Series 1998, (MBIA Insured),
              4.600% 10/01/14...................................  Aaa       AAA             560
  1,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Howard County
              General Hospital Project) Series 1993,
              5.500% 07/01/13...................................  Aaa       NR            1,045
  1,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Howard County
              General Hospital Project) Series 1993,
              5.500% 07/01/21...................................  Aaa       NR            1,045
  2,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (John Hopkins
              Hospital Redevelopment Project) Series 1979,
              5.750% 07/01/09...................................  Aaa       AAA           2,350
  1,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Johns Hopkins
              Medical Project) Series 1998,
              5.000% 07/01/29...................................  Aaa       AAA           1,028

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $4,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Johns Hopkins
              University Project) Series 1999, Prerefunded
              07/01/09 @ 101,
              6.000% 07/01/39...................................  Aa2       AA         $  4,791
  1,100     Maryland State, Industrial Development Financing
              Authority, Revenue Refunding, (American Center for
              Physics Facilities Project) Series 2001, (GTY
              AGMT),
              3.650% 12/15/05...................................  Aa3       NR            1,162
    500     Maryland State, Stadium Authority, Lease Revenue,
              (Ocean City Convention Center Project) Series
              1995,
              5.375% 12/15/13...................................  Aa2       AA+             553
  1,000     Maryland State, State and Local Facilities Loan GO,
              Series 1995-2,
              5.000% 10/15/04...................................  Aaa       AAA           1,069
  1,550     Maryland State, State and Local Facilities Loan GO,
              Series 1996-2,
              5.250% 06/15/11...................................  Aaa       AAA           1,731
  1,000     Maryland State, State and Local Facilities Loan GO,
              Series 1999-2,
              5.000% 07/15/07...................................  Aaa       AAA           1,118
  5,500     Maryland State, State and Local Facilities Loan GO,
              Series 2000,
              5.500% 08/01/09...................................  Aaa       AAA           6,380
  2,970     Maryland State, State and Local Facilities Loan GO,
              Series 2000,
              5.750% 08/01/11...................................  Aaa       AAA           3,517
  2,245     Maryland State, State and Local Facilities Loan GO,
              Series 2002,
              5.500% 03/01/13...................................  Aaa       AAA           2,647
  3,000     Maryland State, Transportation Authority,
              (Baltimore/Washington International Airport
              Project) Series 2002A, (AMBAC Insured),
              4.500% 03/01/15...................................  Aaa       AAA           3,198

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  760     Maryland State, Transportation Authority, Revenue,
              (Transportation Facilities Project) Series 1978,
              6.800% 07/01/16...................................  Aaa       AAA        $    937
    300     Maryland State, Transportation Authority, Revenue,
              (Transportation Facilities Project) Series 1992,
              5.750% 07/01/15...................................  A1        A+              301
  4,000     Maryland State, Transportation Authority,
              Transportation Revenue, Series 1992,
              5.700% 07/01/05...................................  A1        A+            4,420
  2,800     Maryland State, Transportation Authority,
              Transportation Revenue, Series 1992,
              5.800% 07/01/06...................................  A1        A+            3,169
  2,000     Montgomery County, Maryland, Consolidated Public
              Improvement GO Refunding, Series 1992A,
              5.600% 07/01/04...................................  Aaa       AAA           2,139
  1,000     Montgomery County, Maryland, Consolidated Public
              Improvement GO Refunding, Series 1992A,
              5.750% 07/01/06...................................  Aaa       AAA           1,131
  1,500     Montgomery County, Maryland, Consolidated Public
              Improvement GO, Series 1992A,
              5.800% 07/01/07...................................  Aaa       AAA           1,729
  3,500     Montgomery County, Maryland, Consolidated Public
              Improvement GO, Series 1993A,
              4.900% 10/01/07...................................  Aaa       AAA           3,686
  1,000     Montgomery County, Maryland, Consolidated Public
              Improvement GO, Series 1997A,
              5.375% 05/01/08...................................  Aaa       AAA           1,134
  1,000     Montgomery County, Maryland, Consolidated Public
              Improvement GO, Series 1997A, Prerefunded
              05/01/07 @ 102,
              5.375% 05/01/13...................................  Aaa       AAA           1,147

                       SEE NOTES TO FINANCIAL STATEMENTS.
 114

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Montgomery County, Maryland, Economic Development
              Revenue, (Trinity Health Care Group Project)
              Series 2001,
              5.500% 12/01/16...................................  Aa3       AA-        $  1,117
  1,000     Montgomery County, Maryland, GO Refunding, Series
              2001,
              5.250% 10/01/14...................................  Aaa       AAA           1,141
  1,500     Montgomery County, Maryland, Housing Opportunities
              Commission, Multi-Family Mortgage Revenue, Series
              2000A,
              6.100% 07/01/30...................................  Aaa       NR            1,622
  1,500     Northeast Maryland, Solid Waste Disposal Authority,
              Revenue, (Montgomery County Resource Recreation
              Project) Series 1993A, AMT,
              6.000% 07/01/07...................................  A2        NR            1,667
    935     Northeast Maryland, Solid Waste Disposal Authority,
              Revenue, (Ogden Martin Systems - Montgomery County
              Residential Receivables Project) Series 1993A,
              AMT,
              6.300% 07/01/16...................................  A2        NR              975
  2,000     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 1999,
              5.000% 10/01/12...................................  Aaa       AAA           2,246
  3,300     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 1999, (FSA Insured),
              5.125% 10/01/16...................................  Aaa       AAA           3,652
  1,000     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 2000,
              5.125% 10/01/08...................................  Aa3       AA            1,135
  1,000     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 2000,
              5.125% 10/01/10...................................  Aa3       AA            1,144

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $3,000     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 2000,
              5.250% 10/01/18...................................  Aa3       AA         $  3,275
  2,500     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 2000,
              5.250% 10/01/19...................................  Aa3       AA            2,730
  4,825     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 2001, (FGIC Insured),
              5.250% 12/01/11...................................  Aaa       AAA           5,622
  3,970     Prince Georges County, Maryland, Construction Public
              Improvements GO, Series 1995, (MBIA Insured),
              5.500% 01/01/10...................................  Aaa       AAA           4,363
  4,650     Prince Georges County, Maryland, GO, Construction
              Public Improvements, Series 2001, (FGIC Insured),
              5.250% 12/01/12...................................  Aaa       AAA           5,409
    330     Prince Georges County, Maryland, Housing Authority,
              Single-Family Mortgage Revenue, Series 2000A, AMT,
              6.150% 08/01/19...................................  NR        AAA             356
  1,500     Prince Georges County, Maryland, PCR Refunding,
              (Potomac Electric Power Project) Series 1995,
              5.750% 03/15/10...................................  A1        A-            1,752
  2,000     Prince Georges County, Maryland, Solid Waste
              Management Systems Authority, Revenue Refunding,
              Series 1993, (FSA Insured),
              5.100% 06/15/05...................................  Aaa       AAA           2,092
    500     Prince Georges County, Maryland, Storm Water
              Management, GO, Series 1993,
              5.500% 03/15/13...................................  Aa2       AA              518
  1,200     Queen Annes County, Maryland, School and Public
              Facilities GO, Series 2000,
              5.250% 01/15/14...................................  Aaa       AAA           1,341

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Rockville, Maryland, GO Refunding, Series 1993,
              4.750% 04/15/05...................................  Aa1       AA+        $  1,017
  1,000     St. Mary's County, Maryland, GO, Series 1995, (MBIA
              Insured),
              5.700% 03/01/08...................................  Aaa       AAA           1,107
  2,000     University of Maryland, Systems Auxiliary Facilities
              and Tuition Revenue Refunding, Series 1993C,
              4.900% 10/01/08...................................  Aa3       AA+           2,085
  3,520     University of Maryland, Systems Auxiliary Facilities
              and Tuition Revenue, Series 1996A,
              5.600% 04/01/13...................................  Aa3       AA+           3,916
  3,115     University of Maryland, Systems Auxiliary Facilities
              and Tuition Revenue, Series 1996A,
              5.600% 04/01/14...................................  Aa3       AA+           3,467
  1,000     University of Maryland, Systems Auxiliary Facilities
              and Tuition Revenue, Series 1997A,
              5.125% 04/01/13...................................  Aa3       AA+           1,102
  1,975     University of Maryland, Systems Auxiliary Facilities
              and Tuition Revenue, Series 2000A,
              5.000% 10/01/08...................................  Aa3       AA+           2,229
  2,575     University of Maryland, Systems Auxiliary Facilities
              and Tuition Revenue, Series 2000A,
              5.250% 10/01/11...................................  Aa3       AA+           2,932
  1,000     Washington County, Maryland, Consolidated Public
              Improvement GO Refunding, Series 1993, (FGIC
              Insured),
              5.250% 01/01/06...................................  Aaa       AAA           1,030
  1,000     Washington County, Maryland, Sanitation District, GO
              Refunding, Series 1993F, (FGIC Insured),
              5.250% 01/01/06...................................  Aaa       AAA           1,030
  1,000     Washington Suburban Sanitation District Authority,
              Maryland, General Construction GO, Series 2000,
              5.250% 06/01/22...................................  Aaa       AAA           1,075

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $3,440     Washington Suburban Sanitation District Authority,
              Maryland, Water Supply GO Refunding, Series 1993,
              5.100% 12/01/07...................................  Aaa       AAA        $  3,654
  2,050     Washington Suburban Sanitation District Authority,
              Maryland, Water Supply GO, Series 2001,
              4.125% 06/01/05...................................  Aaa       AAA           2,178
  1,290     Wicomico County, Maryland, Public Improvement GO,
              Series 1997, (MBIA Insured),
              4.800% 12/01/10...................................  Aaa       AAA           1,415
  1,355     Wicomico County, Maryland, Public Improvement GO,
              Series 1997, (MBIA Insured),
              4.900% 12/01/11...................................  Aaa       AAA           1,498
  1,425     Wicomico County, Maryland, Public Improvement GO,
              Series 1997, (MBIA Insured),
              5.000% 12/01/12...................................  Aaa       AAA           1,589
                                                                                       --------
                                                                                        203,794
                                                                                       --------
            ALABAMA -- 1.2%
  3,000     Courtland, Alabama, Industrial Development Board,
              Solid Waste Disposal Revenue, (Champion
              International Corporation Project) Series 1992,
              AMT,
              7.000% 06/01/22...................................  Baa2      BBB           3,066
                                                                                       --------
            ARKANSAS -- 1.5%
  4,000     Crossett, Arkansas, PCR, (Georgia Pacific
              Corporation Project) Series 1984,
              4.875% 10/01/07...................................  Ba1       NR            3,708
                                                                                       --------
            DISTRICT OF COLUMBIA -- 1.0%
  2,000     Washington, District of Columbia, Metropolitan Area
              Transportation Authority, Revenue Refunding,
              Series 1993, (FGIC Insured),
              5.000% 07/01/06...................................  Aaa       AAA           2,119

                       SEE NOTES TO FINANCIAL STATEMENTS.
 116

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
 $  350     Washington, District of Columbia, Metropolitan Area
              Transportation Authority, Revenue Refunding,
              Series 1993, (FGIC Insured),
              6.000% 07/01/10...................................  Aaa       AAA        $    418
                                                                                       --------
                                                                                          2,537
                                                                                       --------
            GUAM -- 0.2%
    600     Guam, Government GO, Series 1993A,
              5.200% 11/15/08...................................  NR        BB              597
                                                                                       --------
            ILLINOIS -- 0.8%
  1,990     Will County, Illinois, Student Housing Revenue,
              (Joliet Junior College Project) Series 2002A,
              6.625% 09/01/23...................................  NR        NR            1,969
                                                                                       --------
            KANSAS -- 0.4%
  1,000     Burlington, Kansas, Environmental Improvement
              Revenue Refunding, (Power and Light Project)
              Series 1998K, Mandatory Put
              10/01/07 @ 100,
              4.750% 09/01/15...................................  A2        BBB           1,021
                                                                                       --------
            MICHIGAN -- 0.9%
  2,000     Southfield, Michigan, Library Building Authority,
              GO, Series 2000, (MBIA Insured),
              5.500% 05/01/24...................................  Aaa       AAA           2,139
                                                                                       --------
            MISSISSIPPI -- 2.0%
  1,000     Mississippi State, Hospital Facilities and Equipment
              Authority, Revenue, (Forrest County General
              Hospital Project) Series 2000, (FSA Insured),
              5.625% 01/01/20...................................  Aaa       NR            1,099

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MISSISSIPPI -- (CONTINUED)
 $3,100     Mississippi State, Hospital Facilities and Equipment
              Authority, Revenue, (Forrest County General
              Hospital Project) Series 2000, (FSA Insured),
              5.500% 01/01/24...................................  Aaa       NR         $  3,318
    500     Warren County, Mississippi, Environmental
              Improvement Revenue Refunding, (International
              Paper Company Project) Series 2000A, AMT,
              6.700% 08/01/18...................................  Baa2      BBB             533
                                                                                       --------
                                                                                          4,950
                                                                                       --------
            OKLAHOMA -- 0.6%
  2,000     Tulsa, Oklahoma, Municipal Airport Transportation
              Revenue Refunding, Series 2000B, AMT, Mandatory
              Put
              12/01/08 @ 100,
              6.000% 06/01/35...................................  B2        BB-           1,521
                                                                                       --------
            PUERTO RICO -- 0.1%
    310     Puerto Rico, Housing Bank and Finance Agency,
              Single-Family Mortgage Revenue, (Affordable
              Housing Mortgage - Portfolio I) Series 1995, AMT,
              (GNMA/FNMA/FHLMC COLL),
              6.100% 10/01/15...................................  Aaa       AAA             327
                                                                                       --------
            TENNESSEE -- 1.4%
  1,355     Maury County, Tennessee, Industrial Development
              Board, Multi-Model PCR Refunding, (General Motors
              Corporation - Saturn Corporation Project) Series
              1994,
              6.500% 09/01/24...................................  A3        BBB+          1,464

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $2,000     Memphis-Shelby County, Tennessee, Airport Authority,
              Special Facilities Revenue Refunding, (Federal
              Express Corporation Project) Series 2001,
              5.000% 09/01/09...................................  Baa2      BBB        $  2,115
                                                                                       --------
                                                                                          3,579
                                                                                       --------
            TEXAS -- 4.9%
  2,000     Brazos River Authority, Texas, PCR Refunding, (Texas
              Electric Company Project) Series 2001A, AMT,
              Mandatory Put 04/01/04 @ 100,
              4.950% 10/01/30...................................  NR        BBB+          2,032
  1,000     Houston, Texas, Independent School District, GO
              Refunding, Series 1999A, (PSF-GTD),
              5.000% 02/15/24...................................  Aaa       AAA           1,021
  2,300     Sabine River, Texas, Pollution Control Authority,
              Revenue Refunding, (Texas University Electric
              Company Project) Series 2001A,
              Mandatory Put
              11/01/11 @ 100,
              5.500% 05/01/22...................................  Baa1      BBB+          2,366
  2,000     Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding, Series 2002,
              6.000% 10/01/16...................................  Baa2      BBB-          2,145
  2,000     Texas State, Water Development Board, Revenue,
              Series 1997,
              5.000% 07/15/12...................................  Aaa       AAA           2,201
  2,395     Travis County, Texas, Housing Financial Authority,
              Multifamily Housing Revenue, (Lakeview Apartments
              Project) Series 2001A,
              5.500% 07/01/11...................................  A3        NR            2,484
                                                                                       --------
                                                                                         12,249
                                                                                       --------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            VIRGINIA -- 0.7%
 $1,775     Virginia State, Commonwealth Transportation Board,
              Transportation Revenue, (US Route 58 Corridor
              Development Project) Series 1993PG-B,
              5.350% 05/15/09...................................  Aa1       AA+        $  1,849
                                                                                       --------
            WASHINGTON -- 1.2%
  2,700     Washington Suburban Sanitation District Authority,
              Maryland, GO Refunding, Series 2001,
              5.000% 06/01/08...................................  Aaa       AAA           3,032
                                                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $228,375).......................................................   $246,338
                                                                                       --------

SHARES
 (000)
 -------
            INVESTMENT COMPANIES -- 0.4%
              (Cost $1,061)
  1,061     Nations Tax-Exempt Reserves, Trust Class#                        $  1,061
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $229,436*)..................................    99.0%     247,399
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................     1.0%
            Cash..........................................................   $      2
            Receivable for Fund shares sold...............................         70
            Dividends receivable..........................................          1
            Interest receivable...........................................      3,732
            Payable for Fund shares redeemed..............................       (427)
            Investment advisory fee payable...............................        (40)
            Administration fee payable....................................        (41)
            Shareholder servicing and distribution fees payable...........        (27)
            Distributions payable.........................................       (706)
            Accrued Trustees' fees and expenses...........................        (97)
            Accrued expenses and other liabilities........................        (72)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      2,395
                                                                             --------
            NET ASSETS..........................................   100.0%    $249,794
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    166
            Accumulated net realized loss on investments sold.............       (232)
            Net unrealized appreciation of investments....................     17,963
            Paid-in capital...............................................    231,897
                                                                             --------
            NET ASSETS....................................................   $249,794
                                                                             ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 118

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)





                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($197,053,635 / 17,318,530 shares outstanding)..............     $11.38
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($26,270,150 /
              2,308,909 shares outstanding)...............................     $11.38
                                                                             ========

            Maximum sales charge..........................................      3.25%
            Maximum offering price per share..............................
                                                                               $11.76
                                                                             ========

            INVESTOR B SHARES:
            Net asset value and offering price per share** ($24,068,795 /
              2,114,805 shares outstanding)...............................     $11.38
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share** ($2,401,737 /
              211,093 shares outstanding).................................     $11.38
                                                                             ========

---------------

 * Federal income tax information (see Note 7).

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Maryland Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

FGIC                                                 10.50%

Nations Maryland Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Education Revenue                                    11.95%
Housing Revenue                                      12.03%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.8%
            NORTH CAROLINA -- 96.1%
 $1,000     Brunswick County, North Carolina, Certificates of
              Participation, Series 2000,
              5.500% 06/01/20...................................  Aaa       AAA        $  1,097
  1,000     Buncombe County, North Carolina, GO Refunding,
              Series 1993,
              Prerefunded
              07/01/02 @ 102,
              5.000% 03/01/03...................................  Aa2       AA            1,015
  2,000     Cabarrus County, North Carolina, Certificates of
              Participation,
              Installment Financing Contract, Series 2001,
              5.500% 04/01/13...................................  Aa3       AA-           2,299
  1,500     Cabarrus County, North Carolina, GO, (MBIA Insured),
              5.300% 02/01/13...................................  Aaa       AAA           1,670
  1,200     Charlotte, North Carolina, Airport Revenue, Series
              1999B, AMT, (MBIA Insured),
              4.750% 07/01/05...................................  Aaa       AAA           1,283
  1,275     Charlotte, North Carolina, Airport Revenue, Series
              1999B, AMT, (MBIA Insured),
              4.850% 07/01/06...................................  Aaa       AAA           1,379
  1,260     Charlotte, North Carolina, Airport Revenue, Series
              1999B, AMT, (MBIA Insured),
              5.000% 07/01/07...................................  Aaa       AAA           1,377
  1,000     Charlotte, North Carolina, Airport Revenue, Series
              1999B, AMT, (MBIA Insured),
              6.000% 07/01/24...................................  Aaa       AAA           1,110
  1,000     Charlotte, North Carolina, GO Refunding, Series
              1993,
              4.500% 02/01/03...................................  Aaa       AAA           1,010
  1,295     Charlotte, North Carolina, GO Refunding, Series
              1995,
              5.000% 06/01/07...................................  Aaa       AAA           1,406
  1,000     Charlotte, North Carolina, GO, Series 2000,
              5.500% 06/01/12...................................  Aaa       AAA           1,158
  1,570     Charlotte, North Carolina, GO, Series 2002C,
              5.000% 07/01/20...................................  Aaa       AAA           1,675

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,265     Charlotte, North Carolina, GO, Series 2002C,
              5.000% 07/01/22...................................  Aaa       AAA        $  1,331
  1,000     Charlotte, North Carolina, Water and Sewer GO,
              Series 1994,
              Prerefunded
              02/01/04 @ 102,
              5.800% 02/01/16...................................  Aaa       AAA           1,076
  1,670     Charlotte, North Carolina, Water and Sewer GO,
              Series 1996,
              5.500% 05/01/06...................................  Aaa       AAA           1,867
  1,855     Charlotte, North Carolina, Water and Sewer GO,
              Series 1998,
              4.750% 02/01/12...................................  Aaa       AAA           2,026
  2,545     Charlotte, North Carolina, Water and Sewer Systems
              Revenue, Series 1999,
              5.375% 06/01/19...................................  Aa1       AAA           2,947
  2,000     Charlotte-Mecklenburg Hospital Authority, Revenue,
              (Carolinas
              Healthcare System Project) Series 1997A,
              5.000% 01/15/17...................................  Aa3       AA            2,082
  3,000     Charlotte-Mecklenburg Hospital Authority, Revenue,
              (Carolinas
              Healthcare System Project) Series 1997A,
              5.125% 01/15/22...................................  Aa3       AA            3,087
  1,000     Cleveland County, North Carolina, GO Refunding,
              Series 1993, (FGIC Insured),
              5.100% 06/01/05...................................  Aaa       AAA           1,033
  1,490     Concord, North Carolina, Certificate of
              Participation, Series 2001, (MBIA
              Insured),
              5.000% 06/01/17...................................  Aaa       AAA           1,600
    500     Concord, North Carolina, GO Refunding, Series 1992,
              6.200% 06/01/05...................................  Aa2       AA-             509
  1,000     Concord, North Carolina, Utilities System Revenue,
              Series 1993, (MBIA Insured),
              5.200% 12/01/02...................................  Aaa       AAA           1,006

                       SEE NOTES TO FINANCIAL STATEMENTS.
 120

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Craven County, North Carolina, Industrial Facilities
              and Pollution Control Financing Authority, PCR
              Refunding, (Weyerhaeuser Company Project)
              Series 1992,
              6.350% 01/01/10...................................  NR        BBB        $  1,024
  2,120     Cumberland County, North Carolina, GO Refunding,
              Series 1998, (FGIC Insured),
              4.750% 02/01/10...................................  Aaa       AAA           2,298
  1,000     Cumberland County, North Carolina, GO, Series 1998,
              (FGIC Insured),
              5.000% 03/01/17...................................  Aaa       AAA           1,070
  2,300     Durham and Wake County, North Carolina, Special
              Apartment District, GO Refunding, Series 1993,
              5.000% 04/01/03...................................  Aaa       AAA           2,339
  2,000     Durham County, North Carolina, GO Refunding, Series
              2002,
              5.000% 03/01/07...................................  Aaa       AAA           2,218
  1,000     Durham County, North Carolina, GO, Series 2002B,
              5.000% 04/01/15...................................  Aaa       AAA           1,103
  1,000     Durham, North Carolina, Water and Sewer Utility
              System, Revenue,
              Series 2001,
              5.250% 06/01/16...................................  Aa3       AA            1,108
  1,150     Fayetteville, North Carolina, Public Works
              Commission, Revenue
              Refunding, Series 1997, (FSA Insured),
              5.250% 03/01/07...................................  Aaa       AAA           1,282
  2,000     Forsyth County, North Carolina, GO Refunding, Series
              1993A,
              4.750% 03/01/06...................................  Aaa       AAA           2,098
  1,500     Gaston County, North Carolina, GO, Series 2002,
              (AMBAC Insured),
              5.250% 06/01/20...................................  Aaa       AAA           1,649

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Greensboro, North Carolina, Combined Enterprise
              Systems Revenue,
              Series 1998A,
              5.000% 06/01/18...................................  Aa3       AA-        $  1,051
  1,305     Greensboro, North Carolina, Enterprise Systems
              Revenue, Series 1998A,
              5.500% 06/01/08...................................  Aa3       AA-           1,487
  1,000     Greensboro, North Carolina, Public Improvement GO,
              Series 1998,
              4.700% 04/01/10...................................  Aa1       AAA           1,088
  2,000     Greenville, North Carolina, Combined Enterprise
              Systems Revenue, Series 1994,
              6.000% 09/01/10...................................  A2        A+            2,192
  1,000     Greenville, North Carolina, Utilities Commission
              Revenue, Series 2000A, (MBIA Insured),
              5.500% 09/01/19...................................  Aaa       AAA           1,107
  1,025     Guilford County, North Carolina, Public Improvement
              GO, Series 2000B,
              5.000% 10/01/06...................................  Aa1       AAA           1,136
  4,000     Haywood County, North Carolina, Industrial
              Facilities and Pollution
              Control Financing Authority, Solid Waste Disposal
              Revenue Refunding, (Champion International
              Corporation Project) Series 1999, AMT,
              6.400% 11/01/24...................................  Baa2      NR            4,220
  2,000     Haywood County, North Carolina, Industrial
              Facilities and Pollution
              Control Financing Authority, Solid Waste Disposal
              Revenue, (Champion International Corporation
              Project) Series 1993, AMT,
              5.500% 10/01/18...................................  Baa2      BBB           2,000
  1,275     High Point, North Carolina, Water and Sewer GO,
              Series 2002, (MBIA Insured),
              4.500% 06/01/14...................................  Aaa       AAA           1,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,955     Iredell County, North Carolina, Public Facilities
              Corporate Installment
              Payment Revenue, (School Projects) Series 2000,
              (AMBAC Insured),
              5.500% 06/01/09...................................  Aaa       NR         $  2,243
  2,180     Iredell County, North Carolina, Public Facilities
              Corporate Installment Payment Revenue, (School
              Projects) Series 2000, (AMBAC Insured),
              5.125% 06/01/18...................................  Aaa       NR            2,340
  1,305     Johnston County, North Carolina, GO, Series 2000,
              (FGIC Insured),
              5.500% 03/01/12...................................  Aaa       AAA           1,496
  1,925     Johnston County, North Carolina, GO, Series 2000,
              (FGIC Insured),
              5.500% 03/01/15...................................  Aaa       AAA           2,203
  2,700     Johnston County, North Carolina, GO, Series 2000,
              (FGIC Insured),
              5.500% 03/01/16...................................  Aaa       AAA           3,090
    390     Lower Cape Fear, North Carolina, Water and Sewer
              Authority, Revenue, Series 1993, AMT,
              5.200% 03/01/04...................................  A2        BBB             403
  1,300     Martin County, North Carolina, Industrial Facilities
              and Pollution Control Financing Authority, Solid
              Waste Disposal Revenue, (Weyerhaeuser
              Company Project) Series 1993, AMT,
              5.650% 12/01/23...................................  Baa2      BBB           1,277
  1,000     Mecklenburg County, North Carolina, GO Refunding,
              Series 1993,
              4.250% 04/01/05...................................  Aaa       AAA           1,060
  1,000     Mecklenburg County, North Carolina, GO Refunding,
              Series 1993,
              6.000% 04/01/11...................................  Aaa       AAA           1,205

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,800     Mecklenburg County, North Carolina, GO, Series
              2000D,
              5.000% 04/01/11...................................  Aaa       AAA        $  2,019
  1,170     Mecklenburg County, North Carolina, GO, Series
              2001A,
              5.000% 04/01/16...................................  Aaa       AAA           1,285
  3,000     Mecklenburg County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, Revenue Refunding, (Fluor Corporation
              Project) Series 1993,
              5.250% 12/01/09...................................  NR        A             3,064
  1,000     Monroe, North Carolina, Combined Enterprise Systems,
              Revenue, Series 1994, Prerefunded
              03/01/04 @ 102,
              6.000% 03/01/14...................................  A3        A             1,081
  1,000     Morganton, North Carolina, Water and Sewer GO,
              Series 1995, (FGIC Insured),
              5.600% 06/01/10...................................  Aaa       AAA           1,109
  1,195     Morganton, North Carolina, Water and Sewer GO,
              Series 1995, (FGIC Insured),
              5.700% 06/01/11...................................  Aaa       AAA           1,329
  2,220     New Hanover County, North Carolina, GO, Series 1995,
              5.500% 03/01/10...................................  Aa2       AA-           2,439
  1,750     New Hanover County, North Carolina, GO, Series 2001,
              4.600% 06/01/14...................................  Aa2       AA-           1,897
  2,000     New Hanover County, North Carolina, GO, Series 2001,
              5.000% 06/01/17...................................  Aa2       AA-           2,184
  1,000     New Hanover County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, Solid Waste Disposal Revenue,
              (Occidental Petroleum Corporation Project) Series
              1994, AMT,
              6.500% 08/01/14...................................  Baa2      BBB           1,024

                       SEE NOTES TO FINANCIAL STATEMENTS.
 122

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,750     North Carolina Medical Care Commission, Hospital
              Revenue, (Gaston Memorial Hospital Project) Series
              1995,
              5.400% 02/15/11...................................  A1        A+         $  2,945
  4,725     North Carolina State, GO, Series 1994A,
              4.700% 02/01/10...................................  Aa1       AAA           4,912
  4,000     North Carolina State, GO, Series 1997A,
              5.100% 03/01/06...................................  Aa1       AAA           4,392
  5,000     North Carolina State, GO, Series 2001A,
              4.750% 03/01/14...................................  Aa1       AAA           5,463
  1,000     North Carolina, Appalachian State University,
              Revenue Refunding, (Utility Systems Project)
              Series 1998, (MBIA Insured),
              5.000% 05/15/12...................................  Aaa       AAA           1,128
  1,000     North Carolina, Appalachian State University,
              Revenue Refunding, Series 1998, (MBIA Insured),
              5.000% 05/15/18...................................  Aaa       AAA           1,057
  2,165     North Carolina, Eastern Municipal Power Authority,
              Revenue, Series 1986A,
              5.000% 01/01/17...................................  Aaa       BBB           2,404
  1,680     North Carolina, Housing Finance Agency, (Home
              Ownership Project)
              Series 2000A-8, AMT,
              5.950% 07/01/10...................................  Aa2       AA            1,806
  1,165     North Carolina, Housing Finance Agency, (Home
              Ownership Project)
              Series 2000A-8, AMT,
              6.050% 07/01/12...................................  Aa2       AA            1,247
  1,000     North Carolina, Housing Finance Agency, (Home
              Ownership Project)
              Series 2002A-14, AMT (AMBAC Insured),
              4.400% 07/01/10...................................  Aaa       AAA           1,049
  1,950     North Carolina, Housing Finance Agency, Multi-
              Family Housing Revenue Refunding, Series 1992B,
              (FHA COLL),
              6.900% 07/01/24...................................  Aa2       NR            1,994

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,210     North Carolina, Housing Finance Agency, Revenue,
              (Home Ownership Project) Series 1998A-2, AMT,
              5.200% 01/01/20...................................  Aa2       AA         $  1,237
    975     North Carolina, Housing Finance Agency, Revenue,
              (Home Ownership Project) Series 1999A-6, AMT,
              6.000% 01/01/16...................................  Aa2       AA            1,046
  1,500     North Carolina, Housing Finance Agency, Revenue,
              Series 1999A-3, AMT,
              5.150% 01/01/19...................................  Aa2       AA            1,539
  3,925     North Carolina, Housing Finance Agency,
              Single-Family Housing
              Revenue, (Home Ownership Project) Series 1998A-1,
              AMT,
              5.350% 01/01/17...................................  Aa2       AA            4,095
    695     North Carolina, Housing Finance Agency,
              Single-Family Housing
              Revenue, Series 1994Y,
              6.300% 09/01/15...................................  Aa2       AA              722
  2,475     North Carolina, Housing Finance Agency, Student
              Housing Revenue,
              (Appalachian Student Housing Project) Series
              2000A, (First Union National Bank LOC), Mandatory
              Put 09/01/03 @ 100,
              4.750% 07/01/31...................................  Aa3       NR            2,524
  2,985     North Carolina, Housing Financing Agency, Series
              1999A-5, AMT,
              5.550% 01/01/19...................................  Aa2       AA            3,108
  2,605     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue Refunding, (Novant Health, Inc. Project)
              Series 1998A, (MBIA Insured),
              5.000% 10/01/08...................................  Aaa       AAA           2,915

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $2,000     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue Refunding, (Presbyterian Health Care
              Services Project) Series 1993,
              5.250% 10/01/04...................................  A1        AA-        $  2,105
  1,000     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue Refunding, (Presbyterian Health Care
              Services Project) Series 1993,
              5.300% 10/01/05...................................  A1        AA-           1,050
  3,000     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue Refunding, (Presbyterian Health Care
              Services Project) Series 1993,
              5.500% 10/01/14...................................  A1        AA-           3,103
  2,000     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue, (Carolina Medicorp Inc. Project) Series
              1996,
              5.100% 05/01/07...................................  A1        AA-           2,189
  1,715     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue, (Carolina Medicorp Inc. Project) Series
              1996,
              5.125% 05/01/08...................................  A1        AA-           1,857
  2,000     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue, (Duke University Hospital Project) Series
              1996C,
              5.250% 06/01/17...................................  Aa3       NR            2,064
  2,000     North Carolina, Medical Care Commission, Health Care
              Facilities Revenue, (Gaston Memorial Hospital
              Project) Series 1995, (AMBAC-TCRS Insured),
              5.000% 02/15/05...................................  Aaa       AAA           2,149

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,130     North Carolina, Medical Care Commission, Health Care
              Facilities Revenue, (Gaston Memorial Hospital
              Project) Series 1995, (AMBAC-TCRS Insured),
              5.250% 02/15/07...................................  Aaa       AAA        $  1,252
    660     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue, (Halifax Regional Medical Center, Inc.
              Project) Series 1998,
              4.600% 08/15/06...................................  Baa2      NR              689
  1,500     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue, (Moore Regal Hospital Project) Series
              1993,
              5.200% 10/01/13...................................  Aa3       AA            1,576
  1,500     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue, (Pitt County Memorial Hospital Project)
              Series 1998B,
              4.750% 12/01/28...................................  Aa3       AA-           1,478
  1,620     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue, (Rex Hospital, Inc. Project) Series 1993,
              Prerefunded
              06/01/03 @ 102,
              5.600% 06/01/04...................................  Aaa       A+            1,697
  4,000     North Carolina, Medical Care Commission, Health Care
              Facilities
              Revenue, (Rex Hospital, Inc. Project) Series 1993,
              Prerefunded
              06/01/03 @ 102,
              6.250% 06/01/17...................................  Aaa       A+            4,206
  1,000     North Carolina, Medical Care Commission, Hospital
              Revenue Refunding, (Stanley Memorial Hospital
              Project) Series 1996, (AMBAC Insured),
              5.250% 10/01/06...................................  Aaa       AAA           1,115

                       SEE NOTES TO FINANCIAL STATEMENTS.
 124

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     North Carolina, Medical Care Commission, Hospital
              Revenue, (Pitt County Memorial Hospital Project)
              Series 1998B,
              5.000% 12/01/18...................................  Aa3       AA-        $  1,039
  1,000     North Carolina, Medical Care Community Hospital
              Revenue, (Northeast Medical Center Project) Series
              2002A, (AMBAC Insured),
              5.000% 11/01/10...................................  Aaa       AAA           1,127
  1,000     North Carolina, Municipal Power Agency Number 1,
              Revenue Refunding, (Catawba Electric Project)
              Series 1992, (FGIC Insured),
              6.200% 01/01/18...................................  Aaa       AAA           1,031
  2,000     North Carolina, Municipal Power Agency Number 1,
              Revenue, Series 1992, (MBIA-IBC Insured),
              7.250% 01/01/07...................................  Aaa       AAA           2,377
  1,000     North Carolina, State Education Assistance
              Authority, Revenue, Series 1995A, AMT, (GTD STD
              LNS),
              5.300% 07/01/03...................................  A2        NR            1,022
  1,500     Onslow County, North Carolina, Combined Enterprise
              Systems,
              Revenue, Series 1994, (MBIA Insured),
              5.875% 06/01/09...................................  Aaa       AAA           1,629
  1,625     Orange County, North Carolina, GO, Series 1994,
              Prerefunded
              02/01/04 @ 102,
              5.500% 02/01/12...................................  Aa1       AA+           1,742
  1,000     Orange County, North Carolina, GO, Series 1994,
              Prerefunded
              02/01/04 @ 102,
              5.500% 02/01/14...................................  Aa1       AA+           1,072
  1,000     Orange County, North Carolina, GO, Series 2000,
              5.300% 04/01/17...................................  Aa1       AA+           1,105

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $4,645     Orange County, North Carolina, GO, Series 2000,
              5.300% 04/01/18...................................  Aa1       AA+        $  5,131
  1,390     Pitt County, North Carolina, Certificates of
              Participation, (School
              Facilities Project) Series 2000B,
              5.750% 04/01/16...................................  Aaa       AAA           1,586
  1,000     Pitt County, North Carolina, Certificates of
              Participation, (School
              Facilities Project) Series 2000B,
              5.500% 04/01/25...................................  Aaa       AAA           1,076
  1,240     Pitt County, North Carolina, Hospital Revenue, (Pitt
              County Memorial Hospital Project) Series 1995,
              5.375% 12/01/10...................................  Aaa       NR            1,389
  1,000     Pitt County, North Carolina, Hospital Revenue, (Pitt
              County Memorial Hospital Project) Series 1995,
              5.250% 12/01/21...................................  Aaa       NR            1,059
  1,000     Raleigh, North Carolina, Combined Enterprise System
              Revenue, Series 1996,
              5.250% 03/01/07...................................  Aa1       AAA           1,118
  1,910     Raleigh, North Carolina, GO, Series 1996,
              5.300% 06/01/16...................................  Aaa       AAA           2,116
  1,000     Randolph County, North Carolina, Certificates of
              Participation, Series 2000, (FSA Insured),
              5.200% 06/01/12...................................  Aaa       AAA           1,120
  1,000     Randolph County, North Carolina, Certificates of
              Participation, Series 2000, (FSA Insured),
              5.300% 06/01/13...................................  Aaa       AAA           1,120
  1,595     Randolph County, North Carolina, Certificates of
              Participation, Series 2000, (FSA Insured),
              5.500% 06/01/14...................................  Aaa       AAA           1,799

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Randolph County, North Carolina, Certificates of
              Participation, Series 2000, (FSA Insured),
              5.500% 06/01/15...................................  Aaa       AAA        $  1,128
  1,000     Randolph County, North Carolina, Certificates of
              Participation, Series 2000, (FSA Insured),
              5.750% 06/01/22 (a)...............................  Aaa       AAA           1,101
  1,000     Robeson County, North Carolina, Industrial
              Facilities, PCR Refunding, (Campbell Soup Company
              Project) Series 1991,
              6.400% 12/01/06...................................  NR        A             1,155
  1,000     Rockingham, North Carolina, Certificates of
              Participation, Series 2002,
              (AMBAC Insured),
              5.000% 04/01/10...................................  Aaa       AAA           1,119
  1,690     University of North Carolina, Chapel Hill, Hospital
              Revenue Refunding,
              Series 1999, (AMBAC Insured),
              5.250% 02/15/12...................................  Aaa       AAA           1,891
  1,000     University of North Carolina, Charlotte, Revenue
              Refunding, (Housing and Dining Systems Project)
              Series 1993M, (MBIA Insured), Prerefunded
              02/01/04 @ 102,
              4.800% 01/01/04...................................  Aaa       AAA           1,040
  3,000     University of North Carolina, Revenue Refunding,
              Series 2002B,
              5.000% 12/01/06...................................  Aa1       AA+           3,329
  1,000     Wake County, North Carolina, GO Refunding, Series
              1993,
              4.700% 04/01/05...................................  Aaa       AAA           1,024
  3,835     Wake County, North Carolina, GO, Series 1996,
              4.600% 03/01/11...................................  Aaa       AAA           4,067
  3,065     Wake County, North Carolina, Hospital Revenue,
              Series 1993, (MBIA Insured),
              5.125% 10/01/26...................................  Aaa       AAA           3,347

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Wake County, North Carolina, Public Improvement GO,
              Series 1994,
              4.600% 02/01/06...................................  Aaa       AAA        $  1,044
  5,000     Wake County, North Carolina, Public Improvement GO,
              Series 1994,
              4.800% 02/01/10...................................  Aaa       AAA           5,271
  1,200     Wayne County, North Carolina, GO Refunding, Series
              1993, (MBIA Insured),
              4.900% 04/01/05...................................  Aaa       AAA           1,290
  1,000     Wilmington, North Carolina, Public Improvement GO,
              Series 1997A, (FGIC Insured),
              5.000% 04/01/11...................................  Aaa       AAA           1,107
  1,000     Wilmington, North Carolina, Public Improvement GO,
              Series 1997A, (FGIC Insured),
              5.000% 04/01/13...................................  Aaa       AAA           1,100
  1,000     Wilmington, North Carolina, Water Authority, GO,
              Series 1994,
              5.700% 06/01/15...................................  Aa3       AA-           1,088
  1,000     Wilson, North Carolina, GO, Series 2000, (AMBAC
              Insured),
              5.100% 06/01/14...................................  Aaa       AAA           1,109
                                                                                       --------
                                                                                        232,617
                                                                                       --------
            PUERTO RICO -- 0.5%
  1,000     Puerto Rico, Electric Power Authority, Power Revenue
              Refunding, Series 1995Y, (MBIA Insured),
              7.000% 07/01/07...................................  Aaa       AAA           1,209
                                                                                       --------
            SOUTH CAROLINA -- 0.8%
  1,500     Calhoun County, South Carolina, Solid Waste Disposal
              Facility Revenue, (Carolina Eastman Company
              Project) Series 1992, AMT,
              6.750% 05/01/17...................................  A2        BBB+          1,918
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 126

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- 0.9%
 $2,000     Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding,
              5.000% 10/01/07...................................  Baa2      BBB-       $  2,119
                                                                                       --------
            WASHINGTON -- 0.5%
  1,150     Washington State, Public Power Supply Systems,
              Revenue Refunding, Series 1993A, (MBIA-IBC
              Insured),
              5.800% 07/01/07...................................  Aaa       AAA           1,313
                                                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $221,151).......................................................    239,176
                                                                                       --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.3%
              (Cost $642)
    642     Nations Tax-Exempt Reserves,
              Trust Class#...........................................        642
                                                                        --------
            TOTAL INVESTMENTS
              (Cost $221,793*)................................   99.1%   239,818
                                                                        --------
            OTHER ASSETS AND LIABILITIES (NET)................    0.9%
            Receivable for investment securities sold................   $  1,000
            Receivable for Fund shares sold..........................        449
            Dividends receivable.....................................          2
            Interest receivable......................................      3,411
            Payable for Fund shares redeemed.........................       (481)
            Investment advisory fee payable..........................        (40)
            Administration fee payable...............................        (40)
            Shareholder servicing and distribution fees payable......        (22)
            Distributions payable....................................       (746)
            Payable for investment securities purchased..............     (1,097)
            Accrued Trustees' fees and expenses......................        (93)
            Accrued expenses and other liabilities...................        (78)
                                                                        --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET).................      2,265
                                                                        --------
            NET ASSETS........................................  100.0%  $242,083
                                                                        ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income......................   $    727
            Accumulated net realized loss on investments sold........     (1,004)
            Net unrealized appreciation of investments...............     18,025
            Paid-in capital..........................................    224,335
                                                                        --------
            NET ASSETS...............................................   $242,083
                                                                        ========


                                                                         VALUE
--------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($200,780,499 / 18,372,069 shares outstanding).........     $10.93
                                                                        ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($19,309,474 / 1,766,448 shares outstanding)...........     $10.93
                                                                        ========

            Maximum sales charge.....................................      3.25%
            Maximum offering price per share.........................     $11.30

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($20,847,386 / 1,907,900 shares outstanding)...........     $10.93
                                                                        ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($1,145,327 / 104,770 shares outstanding)..............     $10.93
                                                                        ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations North Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

MBIA                                               11.6%

Nations North Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Hospital Revenue                                   17.2%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.4%
            SOUTH CAROLINA -- 92.8%
 $1,100     Anderson County, South Carolina, GO Revenue
              Refunding, Series 1992,
              6.400% 04/01/03...................................    Aa3       AA-      $  1,126
  1,300     Anderson County, South Carolina, GO Revenue
              Refunding, Series 1992,
              6.500% 04/01/04...................................    Aa3       AA-         1,331
  1,240     Anderson County, South Carolina, Sewer Authority,
              Revenue Refunding,
              Series 1993, (FGIC Insured),
              5.200% 07/01/03...................................    Aaa       AAA         1,274
  1,000     Anderson County, South Carolina, Sewer Authority,
              Revenue Refunding,
              Series 1993, (FGIC Insured),
              5.500% 07/01/06...................................    Aaa       AAA         1,049
  1,500     Anderson County, South Carolina, Sewer Authority,
              Revenue Refunding,
              Series 1993, (FGIC Insured),
              5.600% 07/01/07...................................    Aaa       AAA         1,574
  1,000     Anderson County, South Carolina, Sewer Authority,
              Revenue Refunding,
              Series 1993, (FGIC Insured),
              5.600% 07/01/08...................................    Aaa       AAA         1,050
  1,725     Beaufort County, South Carolina, School District,
              GO, Series 2000B,
              (SCSDE),
              5.500% 03/01/16...................................    Aa1       AA+         1,931
  1,200     Beaufort County, South Carolina, School District,
              GO, Series 2000C,
              (SCSDE),
              5.125% 03/01/12...................................    Aa1       AA+         1,325
  1,000     Berkeley County, South Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC Insured),
              5.300% 05/01/04...................................    Aaa       AAA         1,041
  1,000     Berkeley County, South Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC Insured),
              5.400% 05/01/05...................................    Aaa       AAA         1,042

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Berkeley County, South Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC Insured),
              5.500% 05/01/06...................................    Aaa       AAA      $  1,043
  2,500     Berkeley County, South Carolina, School District,
              GO, Series 2000,
              (SCSDE),
              5.000% 04/01/21...................................    Aa1       AA+         2,616
  1,345     Brookland Cayce, South Carolina, School District No.
              002, GO, Series
              2002, (FSA SCSDE insured),
              4.000% 03/01/14...................................    Aaa       AAA         1,380
  1,650     Brookland Cayce, South Carolina, School District No.
              002, GO, Series
              2002, (FSA SCSDE insured),
              4.000% 03/01/15...................................    Aaa       AAA         1,671
  2,000     Calhoun County, South Carolina, Solid Waste Disposal
              Facility
              Revenue, (Carolina Eastman Company Project) Series
              1992, AMT,
              6.750% 05/01/17...................................     A2      BBB+         2,557
  1,000     Camden, South Carolina, Combined Public Utilities
              Revenue Refunding
              and Improvement, Series 1997, (MBIA Insured),
              5.500% 03/01/17...................................    Aaa       AAA         1,105
  3,000     Charleston County, South Carolina, Hospital
              Facilities, Revenue
              Refunding and Improvement, (Bon Secours Health
              Systems Project) Series 1993, (FSA Insured),
              5.500% 08/15/10...................................    Aaa       AAA         3,150
    500     Charleston County, South Carolina, Hospital
              Facilities, Revenue
              Refunding and Improvement, (Bon Secours Health
              Systems Project)
              Series 1993, (FSA Insured),
              5.625% 08/15/25...................................    Aaa       AAA           526

                       SEE NOTES TO FINANCIAL STATEMENTS.
 128

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
  $1,000    Charleston County, South Carolina, Hospital
              Facilities, Revenue
              Refunding and Improvement, (Medical Society Health
              Project) Series 1992, (MBIA Insured),
              6.000% 10/01/09...................................    Aaa       AAA      $  1,020
  2,370     Charleston County, South Carolina, Hospital
              Facilities, Revenue, (Care
              Alliance Health Services Project) Series 1999A,
              (FSA Insured),
              5.125% 08/15/15...................................    Aaa       AAA         2,664
  4,500     Charleston County, South Carolina, Hospital
              Facilities, Revenue,
              (University Medical Association) Series 1999B,
              1.500% 05/15/27...................................    Aaa       AAA         4,500
  1,000     Charleston County, South Carolina, Public
              Improvement Authority, GO, Series 1994, (State Aid
              Withholding), Prerefunded 06/01/06 @ 100,
              5.500% 06/01/14...................................    Aa1       AA+         1,120
  1,000     Charleston County, South Carolina, Revenue, (Care
              Alliance Health Services Project) Series 1999A,
              (FSA Insured),
              5.000% 08/15/12...................................    Aaa       AAA         1,089
  1,040     Charleston County, South Carolina, Solid Waste User
              Fee Revenue, Series 1994, (MBIA Insured),
              5.800% 01/01/06...................................    Aaa       AAA         1,144
  5,105     Charleston, South Carolina, Waterworks and Sewer
              Capital Improvement
              Revenue Refunding, Series 1998,
              5.250% 01/01/08...................................    Aa3       AA-         5,720
  7,500     Charleston, South Carolina, Waterworks and Sewer
              Capital Improvement
              Revenue Refunding, Series 1998, (FGIC Insured),
              4.500% 01/01/24...................................    Aaa       AAA         7,330
  1,000     Columbia, South Carolina, Parking Facilities Revenue
              Refunding, Series 1994, (AMBAC Insured),
              5.750% 12/01/09...................................    Aaa       AAA         1,102

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $7,000     Columbia, South Carolina, Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09...................................    Aa2        AA      $  7,995
  2,200     Columbia, South Carolina, Waterworks and Sewer
              Systems Revenue,
              Series 1991,
              1.489%& 02/01/03..................................    Aa2        AA         2,189
  1,750     Darlington County, South Carolina, IDR, (Nucor
              Corporation Project)
              Series 1993A, AMT,
              5.750% 08/01/23...................................     A1        A+         1,799
  1,500     Darlington County, South Carolina, IDR, (Sonoco
              Products Company
              Project) Series 1995, AMT,
              6.125% 06/01/25...................................     A2        A-         1,571
  2,000     Darlington County, South Carolina, PCR, (Carolina
              Power and Light -
              Annual Tender Project) Series 1983,
              6.600% 11/01/10...................................     A2      BBB+         2,066
  1,000     Darlington County, South Carolina, PCR, (Carolina
              Power and Light -
              Annual Tender Project) Series 1983, (MBIA-IBC
              Insured),
              6.600% 11/01/10...................................    Aaa       AAA         1,034
  1,250     Florence, South Carolina, Water and Sewer Revenue
              Refunding, Series 1993, (AMBAC Insured),
              5.150% 03/01/06...................................    Aaa       AAA         1,293
    500     Georgetown County, South Carolina, Environmental
              Revenue, (International Paper Company Project)
              Series 1997A, AMT,
              5.700% 10/01/21...................................   Baa2       BBB           497
  5,000     Georgetown County, South Carolina, PCR Refunding,
              (International Paper Company Project) Series
              1999A,
              5.125% 02/01/12...................................   Baa2       BBB         5,176

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $2,480     Georgetown County, South Carolina, School District,
              GO, Series 2000,
              (SCSDE),
              5.500% 03/01/09...................................    Aa1       AA+      $  2,847
  1,000     Greenville, South Carolina, Hospital Facilities
              Revenue Refunding, Series 1993C,
              5.300% 05/01/04...................................    Aa3        AA         1,039
  4,000     Greenville, South Carolina, Hospital Facilities
              Revenue Refunding, Series 1993C,
              5.400% 05/01/05...................................    Aa3        AA         4,149
  2,400     Greenville, South Carolina, Hospital Facilities
              Revenue Refunding, Series 1993C,
              5.500% 05/01/11...................................    Aa3        AA         2,470
  1,000     Greenville, South Carolina, Hospital Facilities
              Revenue Refunding, Series 1996A, (GTY-AGMT),
              5.400% 05/01/07...................................    Aa3        AA         1,099
  4,000     Greenville, South Carolina, Hospital Facilities
              Revenue Refunding, Series 1996B, (GTY-AGMT),
              5.250% 05/01/17...................................    Aa3        AA         4,141
  1,385     Greenville, South Carolina, Hospital Facilities
              Revenue, Series 2001,
              5.500% 05/01/26...................................    Aaa       AAA         1,493
  2,000     Greenville, South Carolina, Water Utility
              Improvement Waterworks Revenue, Series 1997,
              6.000% 02/01/06...................................    Aa1       AAA         2,250
  1,000     Greenville, South Carolina, Water Utility
              Improvement Waterworks Revenue, Series 1997,
              6.000% 02/01/08...................................    Aa1       AAA         1,147
  1,500     Greenville, South Carolina, Water Utility
              Improvement, Waterworks Revenue, Series 1997,
              5.500% 02/01/22...................................    Aa1       AAA         1,601
  1,885     Greenwood, South Carolina, Combined Public
              Utilities, Revenue Refunding and Improvement,
              Series 1993, (AMBAC Insured),
              5.500% 12/01/06...................................    Aaa       AAA         2,007

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $2,000     Greenwood, South Carolina, Combined Public
              Utilities, Revenue Refunding and Improvement,
              Series 1993, (AMBAC Insured),
              5.500% 12/01/07...................................    Aaa       AAA      $  2,127
  1,060     Greenwood, South Carolina, Combined Public
              Utilities, Revenue Refunding and Improvement,
              Series 1993, (AMBAC Insured),
              5.500% 12/01/08...................................    Aaa       AAA         1,129
  1,000     Hilton Head Island, South Carolina, GO, Series 2001,
              5.000% 03/01/13...................................    Aa3        AA         1,094
  1,100     Horry County, South Carolina, Hospital Facilities
              Revenue, (Conway Hospital, Inc. Project) Series
              1998, (AMBAC Insured),
              4.750% 07/01/10...................................    Aaa       AAA         1,184
  1,200     Horry County, South Carolina, Hospital Facilities
              Revenue, (Conway Hospital, Inc. Project) Series
              1998, (AMBAC Insured),
              4.875% 07/01/11...................................    Aaa       AAA         1,293
  1,275     Horry County, South Carolina, School District, GO,
              Series 1995B, (MBIA Insured, SCSDE),
              5.700% 03/01/16...................................    Aaa       AAA         1,307
  1,180     Lexington County, South Carolina, Health Services
              District, Revenue Refunding, (Health Service
              District and Lexmed, Inc. Project) Series 1997,
              (FSA Insured),
              5.500% 11/01/06...................................    Aaa       AAA         1,320
  3,000     Lexington County, South Carolina, Health Services
              District, Revenue Refunding, Series 1997, (FSA
              Insured),
              5.125% 11/01/21...................................    Aaa       AAA         3,118
  2,000     Lexington, South Carolina, Water and Sewer
              Authority, Revenue, Series 1997, Prerefunded
              10/01/14 @ 100,
              5.450% 04/01/19...................................     NR        AA         2,276

                       SEE NOTES TO FINANCIAL STATEMENTS.
 130

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,575     Medical University, South Carolina, Hospital
              Facilities Revenue, Series 1999,
              5.500% 07/01/09...................................   Baa2      BBB+      $  1,814
  1,980     Mount Pleasant, South Carolina, Water and Sewer
              Revenue Refunding
              and Improvement, Series 2002, (FGIC Insured),
              5.250% 12/01/16...................................    Aaa       AAA         2,208
  2,500     Myrtle Beach, South Carolina, Water and Sewer
              Improvement Revenue
              Refunding, Series 1993, (MBIA Insured),
              5.000% 03/01/03...................................    Aaa       AAA         2,536
  1,750     North Charleston, South Carolina, GO Refunding,
              Series 1993,
              5.600% 08/01/07...................................     A2       AA-         1,841
  1,725     North Charleston, South Carolina, GO Refunding,
              Series 1993,
              5.750% 08/01/08...................................     A2       AA-         1,818
  3,040     North Charleston, South Carolina, Sewer District,
              Revenue Refunding, Series 2002, (FSA Insured),
              5.500% 07/01/17...................................    Aaa       AAA         3,481
  1,000     Oconee County, South Carolina, School District, GO,
              Series 1994, (MBIA Insured),
              5.100% 01/01/13...................................    Aaa       AAA         1,056
  1,600     Piedmont Municipal Power Agency, South Carolina,
              Electric Revenue Refunding, Series 1992, (MBIA
              Insured),
              6.000% 01/01/05...................................    Aaa       AAA         1,750
  5,000     Piedmont Municipal Power Agency, South Carolina,
              Electric Revenue Refunding, Series 1996B, (MBIA
              Insured),
              5.250% 01/01/09...................................    Aaa       AAA         5,461
  2,020     Richland County, South Carolina, GO Refunding,
              Series 1994B, (State Aid Withholding),
              4.750% 03/01/03...................................    Aa1        AA         2,048
  2,120     Richland County, South Carolina, GO Refunding,
              Series 1994B, (State Aid Withholding),
              4.850% 03/01/04...................................    Aa1        AA         2,196

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $2,250     Richland County, South Carolina, GO Refunding,
              Series 1994B, (State Aid Withholding),
              4.950% 03/01/05...................................    Aa1        AA      $  2,332
  3,000     Richland County, South Carolina, PCR Refunding,
              (Union Camp Corporation Project) Series 1992C,
              5.875% 11/01/02...................................   Baa2       BBB         3,009
  6,000     Richland County, South Carolina, School District
              Number 1, GO, Series 1996, (SCSDE),
              4.625% 03/01/22...................................    Aa1       AA+         6,018
  1,590     Richland County, South Carolina, School District
              Number 2, GO Refunding, Series 1994A, (MBIA
              Insured, SCSDE),
              4.900% 03/01/04...................................    Aaa       AAA         1,663
  1,655     Richland County, South Carolina, School District
              Number 2, GO Refunding, Series 1994A, (MBIA
              Insured, SCSDE),
              5.000% 03/01/05...................................    Aaa       AAA         1,762
  1,000     Rock Hill, South Carolina, Combined Public Utility
              Systems Revenue, Series 1991, (FGIC Insured),
              6.200% 01/01/03...................................    Aaa       AAA         1,012
  6,135     South Carolina State, Capital Improvement GO, Series
              1996A,
              3.500% 07/01/06...................................    Aaa       AAA         6,436
  3,350     South Carolina State, Capital Improvement GO, Series
              2001A,
              3.500% 01/01/15...................................    Aaa       AAA         3,239
  1,000     South Carolina State, Capital Improvement GO, Series
              2001A,
              3.500% 01/01/16...................................    Aaa       AAA           951
  1,245     South Carolina State, GO, Series 2000A,
              4.800% 03/01/09...................................    Aaa       AAA         1,380
  5,000     South Carolina State, Housing Finance and
              Development Authority, Multi-Family Housing
              Revenue, (United Dominion Realty Trust Project)
              Series 1994, AMT, Mandatory Put 05/01/04 @ 100,
              6.500% 05/01/24...................................     NR      BBB-         5,056

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $2,070     South Carolina State, Housing Finance and
              Development Authority, Rental Housing Revenue,
              (Windsor Shores Project) Series 1993B, (FHA
              Insured),
              5.600% 07/01/16...................................     NR        AA      $  2,095
  4,145     South Carolina State, Housing Finance and
              Development Authority, Revenue Refunding, Series
              1992A, (FNMA/FHA COLL),
              6.800% 11/15/11...................................    Aaa        NR         4,233
  1,250     South Carolina State, Jobs Economic Development
              Authority, Hospital Facility Revenue, (Georgetown
              Memorial Hospital Project) Series 2001,
              5.250% 02/01/21...................................     NR        AA         1,307
  3,495     South Carolina State, Port Authority, Revenue,
              Series 1991, AMT, (AMBAC Insured),
              6.750% 07/01/21...................................    Aaa       AAA         3,578
  4,565     South Carolina State, Port Authority, Revenue,
              Series 1998, AMT, (FSA Insured),
              5.250% 07/01/13...................................    Aaa       AAA         4,923
  1,000     South Carolina State, Public Service Authority,
              Revenue Refunding, Series 1993A,
              5.200% 07/01/03...................................    Aa2       AA-         1,027
  1,500     South Carolina State, Public Service Authority,
              Revenue Refunding, Series 1993A, (MBIA Insured),
              5.300% 07/01/05...................................    Aaa       AAA         1,544
  2,000     South Carolina State, Public Service Authority,
              Revenue Refunding, Series 1993C, (AMBAC Insured),
              5.100% 01/01/11...................................    Aaa       AAA         2,058
  2,000     South Carolina State, Public Service Authority,
              Revenue Refunding, Series 2002D, (FSA Insured),
              5.000% 01/01/18...................................    Aaa       AAA         2,148

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $2,000     South Carolina State, Public Service Authority,
              Revenue, Series 1999A, (MBIA Insured),
              5.625% 01/01/13...................................    Aaa       AAA      $  2,297
  5,000     South Carolina, Educational Facilities for
              Non-Profit Institutions, Revenue, (Furman
              University Project) Series 1996A, (MBIA Insured),
              5.500% 10/01/26...................................    Aaa       AAA         5,291
  1,500     South Carolina, Jobs Economic Development Authority,
              Hospital Facilities Revenue, (Oconee Memorial
              Hospital, Inc. Project) Series 1995, (CONNIE LEE
              Insured),
              6.150% 03/01/15...................................     NR       AAA         1,637
  5,500     South Carolina, Jobs Economic Development Authority,
              Hospital Facilities Revenue, (Palmetto Health
              Alliance Project) Series 2000A,
              7.125% 12/15/15...................................   Baa2       BBB         6,041
  6,500     South Carolina, Jobs Economic Development Authority,
              Hospital Facilities Revenue, (South Carolina
              Baptist Hospital Project) Series 1993, (AMBAC
              Insured),
              5.450% 08/01/15...................................    Aaa       AAA         6,721
  4,375     South Carolina, Jobs Economic Development Authority,
              Hospital Facilities Revenue, Series 1999, (FSA
              Insured),
              5.300% 02/01/14...................................    Aaa       AAA         4,755
  3,340     South Carolina, Transportation Infrastructure Book
              Revenue, Junior Lien, Series 2001B, (AMBAC
              Insured),
              5.250% 10/01/13...................................    Aaa        NR         3,777
  1,000     South Carolina, Transportation Infrastructure
              Revenue, Series 1998A, (MBIA Insured),
              5.000% 10/01/12...................................    Aaa       AAA         1,106

                       SEE NOTES TO FINANCIAL STATEMENTS.
 132

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     South Carolina, Transportation Infrastructure
              Revenue, Series 1998A, (MBIA Insured),
              4.500% 10/01/17...................................    Aaa       AAA      $  1,025
  1,025     Spartanburg County, South Carolina, GO, Series 1992,
              5.800% 02/01/05...................................    Aa2        AA         1,060
  1,005     Spartanburg County, South Carolina, GO, Series 1992,
              5.700% 02/01/06...................................    Aa2        AA         1,039
  1,000     Spartanburg County, South Carolina, GO, Series 1992,
              5.700% 02/01/09...................................    Aa2        AA         1,033
  1,000     Spartanburg County, South Carolina, Health Services
              District, Hospital Revenue Refunding, Series
              1997B, (MBIA Insured),
              5.125% 04/15/17...................................    Aaa       AAA         1,042
  1,275     Spartanburg County, South Carolina, School District
              Number 007, GO, Series 2001, (SCSDE),
              4.000% 03/01/12...................................    Aa1       AA+         1,341
  3,240     Spartanburg County, South Carolina, School District
              Number 007, GO, Series 2001, (SCSDE),
              4.125% 03/01/13...................................    Aa1       AA+         3,421
  1,250     Spartanburg, South Carolina, Sanitary Sewer
              District, Sewer System Revenue Refunding, Series
              1999B, (MBIA Insured),
              5.000% 03/01/26...................................    Aaa       AAA         1,289
  2,850     Spartanburg, South Carolina, Sewer District, Sewer
              Systems Revenue, Series 1997, AMT, (MBIA Insured),
              Prerefunded 06/01/07 @ 101,
              5.500% 06/01/27...................................    Aaa       AAA         3,263
  4,000     Tobacco Settlement Management Revenue, Series 2001B,
              6.375% 05/15/28...................................     A1         A         4,047
  1,000     West Columbia, South Carolina, Water and Sewer
              Revenue Refunding, Series 1992, (MBIA Insured),
              6.300% 10/01/07...................................    Aaa       AAA         1,020

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Western Carolina, Regional Sewer Systems Authority,
              Revenue Refunding, Series 1993, (FGIC Insured),
              5.500% 03/01/10...................................    Aaa       AAA      $  1,035
  4,700     York County, South Carolina, Exempt Facilities IDR,
              (Hoechst Celanese Corporation Project) Series
              1994, AMT,
              5.700% 01/01/24...................................   Baa2       BBB         4,467
                                                                                       --------
                                                                                        253,878
                                                                                       --------
            GEORGIA -- 1.1%
  3,000     Marietta, Georgia, Housing Authority, Multifamily
              Revenue Refunding, (Wood Glen-RMKT Housing
              Project) Series 1994, Mandatory Put
              07/01/04 @ 100,
              4.750% 07/01/24...................................   Baa2       BBB         3,010
                                                                                       --------
            ILLINOIS -- 0.8%
  2,000     Illinois, Metropolitan Pier and Exposition
              Authority, Dedicated State Tax Revenue Refunding,
              (McCormick Plant Expansion) Series 2002B, (MBIA
              Insured),
              5.750% 06/15/23...................................    Aaa       AAA         2,255
                                                                                       --------
            TEXAS -- 2.7%
  1,000     Brazos River Authority, Texas, PCR Refunding, (Texas
              Electric Company
              Project) Series 2001A, AMT, Mandatory Put 04/01/04
              @ 100,
              4.950% 10/01/30...................................     NR      BBB+         1,016
  2,000     Brazos River Authority, Texas, PCR Refunding, (Texas
              Electric Company Project) Series 2001B, Mandatory
              Put 11/01/06 @ 100,
              4.750% 05/01/29...................................   Baa1      BBB+         2,060

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
  $2,000    Dallas-Fort Worth, Texas, International Airport
              Facilities Improvement, Corporate Revenue
              Refunding, (American Airlines Project) Series
              2000C, AMT, Mandatory Put 11/01/07 @ 100,
              6.150% 05/01/29...................................     B2       BB-      $  1,101
  3,000     Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding, Series 2002,
              6.000% 10/01/16...................................   Baa2      BBB-         3,217
                                                                                       --------
                                                                                          7,394
                                                                                       --------

         TOTAL MUNICIPAL BONDS AND NOTES
           (Cost $248,326).............................................    266,537
                                                                          --------
SHARES
(000)
------
         INVESTMENT COMPANIES -- 2.9%
           (Cost $7,838)
 7,838   Nations Tax-Exempt Reserves, Trust Class#.....................      7,838
                                                                          --------
         TOTAL INVESTMENTS
           (Cost $256,164*)..................................     100.3%   274,375
                                                                          --------
         OTHER ASSETS AND LIABILITIES (NET)..................      (0.3)%
         Receivable for Fund shares sold...............................      1,077
         Dividends receivable..........................................          9
         Interest receivable...........................................      3,495
         Payable for Fund shares redeemed..............................     (2,006)
         Investment advisory fee payable...............................        (46)
         Administration fee payable....................................        (45)
         Shareholder servicing and distribution fees payable...........        (22)
         Due to custodian..............................................        (16)
         Distributions payable.........................................       (907)
         Payable for investment securities purchased...................     (2,116)
         Accrued Trustees' fees and expenses...........................        (94)
         Accrued expenses and other liabilities........................        (93)
                                                                          --------
         TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (764)
                                                                          --------
         NET ASSETS..........................................     100.0%  $273,611
                                                                          ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income...........................   $    883
         Accumulated net realized gain on investments sold.............        288
         Net unrealized appreciation of investments....................     18,211
         Paid-in capital...............................................    254,229
                                                                          --------
         NET ASSETS....................................................   $273,611
                                                                          ========


                                                                            VALUE
-----------------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($227,193,588 / 20,895,691 shares outstanding)..............     $10.87
                                                                          ========
         INVESTOR A SHARES:
         Net asset value and redemption price per share
           ($23,809,901 / 2,190,221 shares outstanding)................     $10.87
                                                                          ========
         Maximum sales charge..........................................      3.25%
         Maximum offering price per share..............................     $11.24
         INVESTOR B SHARES:
         Net asset value and offering price per share**
           ($14,450,546 / 1,328,953 shares outstanding)................     $10.87
                                                                          ========
         INVESTOR C SHARES:
         Net asset value and offering price per share**
           ($8,157,187 / 750,034 shares outstanding)...................     $10.88
                                                                          ========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

FSA                                               11.05%
MBIA                                              13.39%

Nations South Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Hospital Revenue                                  18.71%
Water Revenue                                     16.83%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 134

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                             MOODY'S     S&P
 AMOUNT                                    RATINGS          VALUE
  (000)                                  (UNAUDITED)        (000)
-------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 95.6%
            TENNESSEE -- 93.6%
 $1,535     Anderson County,
              Tennessee, GO
              Refunding, Series
              2001, (FSA Insured),
              5.000% 04/01/13.......  Aaa       AAA        $ 1,695
  1,000     Anderson County,
              Tennessee, Health and
              Educational Facilities
              Board, Revenue
              Refunding, (Methodist
              Medical Center - Oak
              Ridge Project)
              Series 1993,
              5.400% 07/01/04.......  A1        NR           1,012
    500     Blount County,
              Tennessee, Public
              Building Authority,
              Public Facility
              Revenue, Series 1998,
              (FGIC Insured),
              5.000% 04/01/19.......  Aaa       AAA            526
  1,300     Chattanooga, Tennessee,
              GO Refunding, Series
              2002,
              4.500% 09/01/04.......  Aa2       AA           1,370
  1,075     Chattanooga, Tennessee,
              GO Refunding, Series
              2002A,
              5.000% 11/01/06.......  NR        AA           1,191
  1,700     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical
              Center Project) Series
              1993, (FSA Insured),
              5.375% 10/01/04.......  Aaa       AAA          1,821
  1,250     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical
              Center Project) Series
              1993, (FSA Insured),
              5.500% 10/01/07.......  Aaa       AAA          1,409
    500     Hamilton County,
              Tennessee, GO
              Refunding, Series
              1998B,
              5.100% 08/01/24.......  Aa1       NR             544
    575     Humphreys County,
              Tennessee, Industrial
              Development Board,
              Solid Waste Disposal
              Revenue, (E.I. duPont
              de Nemours and Company
              Project) Series 1994,
              AMT,
              6.700% 05/01/24.......  Aa3       AA-            616

PRINCIPAL                             MOODY'S     S&P
 AMOUNT                                    RATINGS          VALUE
  (000)                                  (UNAUDITED)        (000)
-------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $2,000     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Improvement
              Revenue Refunding,
              (Baptist
              Health System of East
              Tennessee, Inc.
              Project) Series 1996,
              (CONNIE LEE Insured),
              5.500% 04/15/11.......  Aaa       AAA        $ 2,179
    500     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Revenue,
              (Sanders Alliance
              Project) Series 1993A,
              (MBIA Insured),
              4.900% 01/01/05.......  Aaa       AAA            528
    300     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue
              Refunding, (Fort
              Sanders Alliance
              Project) Series 1993,
              (MBIA Insured),
              7.250% 01/01/09.......  Aaa       AAA            366
  1,500     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19.......  Baa1      NR           1,547
  1,250     Knox County, Tennessee,
              Public Improvement GO,
              Series 1998,
              4.750% 04/01/19.......  Aa2       AA           1,277
  1,330     Lawrenceburg, Tennessee,
              Public Building
              Authority, Water and
              Sewer GO, Series
              2001B, (FSA Insured),
              5.500% 07/01/16.......  Aaa       AAA          1,500
    200     Loudon County,
              Tennessee, Industrial
              Development Board,
              Solid Waste
              Disposal Revenue,
              (Kimberly-Clark
              Corporation Project)
              Series 1993, AMT,
              6.200% 02/01/23.......  Aa2       AA             205

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                             MOODY'S     S&P
 AMOUNT                                    RATINGS          VALUE
  (000)                                  (UNAUDITED)        (000)
-------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $3,000     Maury County, Tennessee,
              Industrial Development
              Board, Multi-Model
              PCR Refunding,
              (General Motors
              Corporation - Saturn
              Corporation Project)
              Series 1994,
              6.500% 09/01/24.......  A3        BBB+       $ 3,241
  1,000     Maury County, Tennessee,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              Occidental Petroleum
              Corporation, AMT,
              (GTD-AGMT),
              6.250% 08/01/18.......  Baa2      BBB-         1,030
  1,250     McMinn County,
              Tennessee, Industrial
              Development Board,
              Recycling Facilities
              Revenue, (Bowater Inc.
              Project) Series 1992,
              AMT,
              7.400% 12/01/22.......  Baa3      BBB-         1,254
  1,000     Memphis, Tennessee,
              Electric System
              Revenue Refunding,
              Series 1992,
              6.000% 01/01/05.......  Aa2       AA+          1,093
  2,500     Memphis, Tennessee, GO,
              Series 2000,
              5.000% 04/01/17.......  Aa2       AA           2,642
  1,500     Memphis, Tennessee,
              Water Division,
              Revenue Refunding,
              Series 1992,
              5.900% 01/01/04.......  Aaa       AAA          1,579
    500     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1997,
              5.350% 09/01/12.......  Baa2      BBB            536
  1,000     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities Revenue
              Refunding, (Federal
              Express Corporation
              Project) Series 2002,
              5.050% 09/01/12.......  Baa2      BBB          1,064

PRINCIPAL                             MOODY'S     S&P
 AMOUNT                                    RATINGS          VALUE
  (000)                                  (UNAUDITED)        (000)
-------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  350     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue,
              Series 1996A,
              Prerefunded 05/15/06 @
              102,
              5.625% 05/15/14.......  Aa3       AA         $   399
  2,000     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue,
              Series 1998B,
              5.500% 05/15/13.......  Aa3       AA           2,343
  1,000     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              GO Refunding, Series
              1993,
              5.250% 05/15/07.......  Aa2       AA           1,120
    595     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College
              Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/09.......  Aaa       AAA            705
    500     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College
              Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/16.......  Aaa       AAA            609
    505     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College
              Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/08.......  Aaa       AAA            593

                       SEE NOTES TO FINANCIAL STATEMENTS.
 136

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                             MOODY'S     S&P
 AMOUNT                                    RATINGS          VALUE
  (000)                                  (UNAUDITED)        (000)
-------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $1,000     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Multi-Family Housing
              Revenue, (Enchantment,
              Inc. - Welch Bend
              Apartments Project)
              Series 1996A, (FNMA
              COLL), Mandatory Put
              01/01/07 @ 100,
              5.500% 01/01/27.......  NR        AAA        $ 1,101
  1,645     Rutherford County,
              Tennessee, Public
              Improvement GO, Series
              1996,
              6.000% 04/01/06.......  Aa2       AA           1,855
  1,280     Shelby County,
              Tennessee, GO
              Refunding, Series
              1996B,
              5.200% 12/01/09.......  Aa2       AA+          1,426
  1,000     Shelby County,
              Tennessee, GO
              Refunding, Series
              1999B,
              5.250% 04/01/11.......  Aa2       AA+          1,143
  1,000     Shelby County,
              Tennessee, Health
              Development and
              Housing Facility Board
              Revenue, (Arbors of
              Germantown Project)
              Series 1994, Mandatory
              Put 07/01/04 @ 100,
              4.750% 07/01/24.......  Baa2      BBB          1,026
    520     Shelby County,
              Tennessee, Health
              Educational and
              Housing Facilities
              Board, Revenue,
              (Lebonheur Childrens
              Medical Center
              Project) Series 1993D,
              (MBIA Insured),
              5.300% 08/15/04.......  Aaa       AAA            556
    490     Shelby County,
              Tennessee, Health
              Educational and
              Housing Facilities
              Board, Revenue,
              (Methodist Health
              Systems) Series 1995,
              (MBIA Insured),
              6.250% 08/01/09.......  Aaa       AAA            589
  2,000     Shelby County,
              Tennessee, Health
              Educational and
              Housing Facilities
              Board, Revenue, (St.
              Jude's Childrens
              Research Project)
              Series 1999,
              5.375% 07/01/24.......  NR        AA           2,093

PRINCIPAL                             MOODY'S     S&P
 AMOUNT                                    RATINGS          VALUE
  (000)                                  (UNAUDITED)        (000)
-------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $   10     Shelby County,
              Tennessee, Health
              Educational and
              Housing Facilities
              Board, Revenue,
              Unrefunded Balance,
              (Methodist Health
              Systems Project)
              Series 1995, (MBIA
              Insured)
              6.250% 08/01/09.......  Aaa       AAA        $    12
    400     Shelby County,
              Tennessee, Public
              Improvement GO
              Refunding, Series
              1999A,
              4.750% 05/01/21.......  Aa2       AA+            406
    500     Shelby County,
              Tennessee, Public
              Improvement GO, Series
              1996A,
              5.625% 06/01/06.......  Aa2       AA+            560
    250     Sumner County,
              Tennessee, Health
              Educational and
              Housing Facilities
              Board, Revenue
              Refunding, (Sumner
              Regional Health
              Systems, Inc. Project)
              Series 1994,
              7.000% 11/01/03.......  NR        A-             263
  1,000     Sumner County,
              Tennessee, Resource
              Authority, Revenue,
              Series 1993,
              (AMBAC Insured),
              5.125% 08/01/03.......  Aaa       AAA          1,030
  1,500     Tennergy Corporation,
              Tennessee, Gas
              Revenue, Series 1999,
              (MBIA Insured),
              5.000% 06/01/07.......  Aaa       AAA          1,664
  1,000     Tennessee State, GO,
              Series 1994A,
              Prerefunded 03/01/04 @
              101.5,
              5.200% 03/01/05.......  Aa2       AA           1,066
  1,000     Tennessee State, GO,
              Series 1995A,
              7.000% 03/01/03.......  Aa2       AA           1,023
    250     Tennessee State, Local
              Development Authority,
              Revenue Refunding,
              (State Loan Program)
              Series 1993A,
              5.750% 03/01/11.......  A1        AA             259
  1,120     Tennessee, Housing
              Development Agency,
              Revenue, (Home
              Ownership Program)
              Series 1997, AMT,
              2.319%& 07/01/03......  Aa2       AA           1,101

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                             MOODY'S     S&P
 AMOUNT                                    RATINGS          VALUE
  (000)                                  (UNAUDITED)        (000)
-------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $1,215     Tennessee, Housing
              Development Agency,
              Revenue, (Home
              Ownership Program)
              Series 1997, AMT,
              2.390%& 07/01/04......  Aa2       AA         $ 1,165
  2,500     Tennessee, Housing
              Development Agency,
              Revenue, (Home
              Ownership Program)
              Series 1997-3A, AMT,
              3.670%& 01/01/08......  Aa2       AA           2,065
  1,085     Tennessee, Housing
              Development Agency,
              Revenue, (Home
              Ownership Program)
              Series 1998, AMT,
              4.750% 07/01/08.......  Aa2       AA           1,159
  1,135     Tennessee, Housing
              Development Agency,
              Revenue, (Home
              Ownership Program)
              Series 1998, AMT,
              4.850% 07/01/09.......  Aa2       AA           1,208
  1,200     Williamson County,
              Tennessee, GO, Series
              2000,
              5.350% 03/01/17.......  Aa1       NR           1,376
                                                           -------
                                                            60,140
                                                           -------
            MISSOURI - 2.0%
  1,275     West Plains, Missouri,
              Industrial Development
              Authority, Hospital
              Revenue, (Ozarks
              Medical Center
              Project) Series 1997,
              5.250% 11/15/07.......  NR        BB+          1,274
                                                           -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $56,987)............................    61,414
                                                           -------

 SHARES                                                                     VALUE
  (000)                                                                     (000)
-----------------------------------------------------------------------------------
            INVESTMENT COMPANIES - 3.9%
              (Cost $2,537)
2,537       Nations Tax-Exempt Reserves, Trust Class#...................   $ 2,537
                                                                           -------
            TOTAL INVESTMENTS
              (Cost $59,524*).................................    99.5%     63,951
                                                                           -------
            OTHER ASSETS AND LIABILITIES (NET)................     0.5%
            Cash........................................................   $     1
            Receivable for Fund shares sold.............................        51
            Dividends receivable........................................         3
            Interest receivable.........................................       885
            Payable for Fund shares redeemed............................      (277)
            Investment advisory fee payable.............................        (4)
            Administration fee payable..................................       (11)
            Shareholder servicing and distribution fees payable.........        (8)
            Distributions payable.......................................      (162)
            Accrued Trustees' fees and expenses.........................       (91)
            Accrued expenses and other liabilities......................       (44)
                                                                           -------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....................       343
                                                                           -------
            NET ASSETS........................................   100.0%    $64,294
                                                                           =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $    23
            Accumulated net realized loss on investments sold...........      (314)
            Net unrealized appreciation of investments..................     4,427
            Paid-in capital.............................................    60,158
                                                                           -------
            NET ASSETS..................................................   $64,294
                                                                           =======

                       SEE NOTES TO FINANCIAL STATEMENTS.
 138

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                            VALUE
-----------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($43,938,790 / 4,087,859 shares outstanding)..............    $10.75
                                                                           =======
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($14,014,475 / 1,303,866 shares outstanding)..............    $10.75
                                                                           =======

            Maximum sales charge........................................     3.25%
            Maximum offering price per share............................    $11.11

            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($5,172,051 / 481,150 shares
              outstanding)..............................................    $10.75
                                                                           =======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($1,168,190 / 109,206 shares
              outstanding)..............................................    $10.70
                                                                           =======

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Hospital Revenue                                  20.64%
Housing Revenue                                   13.73%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.7%
            TEXAS -- 89.2%
 $ 1,000    Alamo, Texas, Community College District, Revenue,
              (FSA Insured),
              5.375% 11/01/16...................................  Aaa       AAA        $  1,113
   1,775    Arlington, Texas, Independent School District, GO,
              Unrefunded Balance, Series 1992, (PSF-GTD),
              6.100% 02/15/05...................................  Aaa       NR            1,782
   2,000    Austin, Texas, Electric Utility System Revenue
              Refunding, Series 2002, (FSA Insured),
              5.500% 11/15/12...................................  Aaa       AAA           2,340
   5,750    Austin, Texas, GO Refunding, Series 1993,
              5.500% 09/01/04...................................  Aa2       AA+           6,163
   3,905    Austin, Texas, Public Improvement GO, Series 2001
              5.000% 09/01/13...................................  Aa2       AA+           4,322
     500    Austin, Texas, Public Improvement, GO, Series 1999,
              5.375% 09/01/18...................................  Aa2       AA+             547
   4,275    Austin, Texas, Utility System Revenue Refunding,
              Series 1992, (AMBAC Insured),
              6.250% 11/15/03...................................  Aaa       AAA           4,386
   3,000    Austin, Texas, Utility System Revenue Refunding,
              Series 1992, (AMBAC Insured),
              6.250% 11/15/05...................................  Aaa       AAA           3,078
     965    Brazos, Texas, Higher Education Authority Inc.,
              Revenue Refunding, Senior Lien, Series 1994A-2,
              AMT, (GTD STD LNS),
              6.050% 06/01/03...................................  Aaa       NR              968
   4,365    Cass County, Texas, Industrial Development
              Corporation, Environmental Revenue, (International
              Paper Corporation Project) Series 1997A, AMT,
              (GTY-AGMT),
              6.250% 04/01/21...................................  Baa2      BBB           4,490
   4,115    Cedar Hill, Texas, Independent School District, GO,
              Prerefunded, Series 2000, (PSF-GTD),
              4.190%& 08/15/16..................................  NR        AAA           1,971

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,840    Cedar Hill, Texas, Independent School District, GO,
              Prerefunded, Series 2000, (PSF-GTD),
              4.070%& 08/15/17..................................  NR        AAA        $  1,281
   3,525    Clear Creek, Texas, Independent School District, GO,
              Series 1993, (PSF-GTD),
              5.375% 02/01/06...................................  Aaa       AAA           3,605
   1,000    Corpus Christi, Texas, Utility System Revenue
              Refunding, Series 2002, (FSA Insured),
              5.000% 07/15/14...................................  Aaa       AAA           1,099
   1,045    Dallas County, Texas, GO, Series 2000,
              5.000% 08/15/09...................................  Aaa       AAA           1,172
   2,860    Dallas, Texas, Independent School District, GO,
              Series 1993, (PSF-GTD),
              5.600% 08/15/05...................................  Aaa       AAA           2,961
   2,940    Dallas, Texas, Independent School District, GO,
              Series 1993, (PSF-GTD),
              5.700% 08/15/06...................................  Aaa       AAA           3,046
   1,510    Dallas, Texas, Independent School District, GO,
              Series 1993, (PSF-GTD), Prerefunded 08/15/03 @
              100,
              5.700% 08/15/06...................................  NR        AAA           1,565
   1,300    Dallas, Texas, Waterworks and Sewer System Revenue
              Refunding, Series 2001,
              5.000% 10/01/12...................................  Aa2       AA+           1,447
   1,000    Dallas, Texas, Waterworks and Sewer System Revenue
              Refunding, Series 2002,
              5.500% 10/01/12...................................  Aa2       AA+           1,157
   5,000    Dallas-Fort Worth, Texas, Regional Airport Revenue
              Refunding, (Dallas-Fort Worth Airport Project)
              Series 1994A, (MBIA Insured),
              5.400% 11/01/03...................................  Aaa       AAA           5,204
     500    Dallas-Fort Worth, Texas, Regional Airport Revenue
              Refunding, Series 1994A, (MBIA Insured),
              6.000% 11/01/09...................................  Aaa       AAA             543

                       SEE NOTES TO FINANCIAL STATEMENTS.
 140

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $   400    Fort Worth, Texas, Higher Education Financial
              Corporation, Higher Education Revenue, (Texas
              Christian University Project) Series 1997,
              5.000% 03/15/17...................................  Aa3       AA-        $    425
     500    Grand Prairie, Texas, Independent School District,
              GO Refunding, Series 1996, (PSF-GTD),
              5.200% 02/15/24...................................  Aaa       AAA             509
   1,000    Grapevine, Texas, GO, Series 2000, (FGIC Insured),
              5.800% 08/15/19...................................  Aaa       AAA           1,143
   1,875    Gulf Coast Waste Disposal Authority, Texas, Bayport
              Area System, Revenue, Series 2002, (AMBAC
              Insured),
              5.000% 10/01/12...................................  Aaa       AAA           2,109
   1,400    Harris County, Texas, GO, Series 1995
              5.000% 10/01/17...................................  Aa1       AA+           1,487
   3,155    Harris County, Texas, Health Facilities Development
              Authority, Revenue, (Memorial Hospital Systems
              Project) Series 1997A, (MBIA Insured),
              6.000% 06/01/10...................................  Aaa       AAA           3,676
   2,000    Harris County, Texas, Health Facilities Development
              Authority, Revenue, Series 1999A,
              5.500% 07/01/09...................................  Aaa       AAA           2,244
     500    Harris County, Texas, Health Facilities Development
              Corporation, Hospital Revenue, (Texas Childrens
              Hospital Project) Series 1995,
              5.500% 10/01/19...................................  Aa2       AA              560
   2,000    Harris County, Texas, Health Facilities Development
              Corporation, Revenue, (Christus Health Project)
              Series 1999A, (MBIA Insured),
              5.500% 07/01/10...................................  Aaa       AAA           2,238

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,780    Harris County, Texas, Health Facilities Development
              Corporation, Revenue, (St. Lukes Episcopal
              Hospital Project) Series 2001A,
              5.625% 02/15/16...................................  NR        AA-        $  3,056
     750    Harris County, Texas, Port Houston Authority,
              Revenue Refunding, Series 2000B, AMT,
              5.500% 10/01/07...................................  Aa1       AA+             838
   4,000    Harris County, Texas, Toll Road Revenue Refunding,
              Senior Lien, Series 1994, (FGIC Insured),
              5.000% 08/15/16...................................  Aaa       AAA           4,260
   3,580    Harris County, Texas, Toll Road Revenue Refunding,
              Senior Lien, Series 1994, (FGIC Insured),
              5.375% 08/15/20...................................  Aaa       AAA           3,717
   1,000    Houston, Texas, Community College System, Revenue
              Refunding, Junior Lien, (Student Fee Project)
              Series 2001A,
              5.375% 04/15/15...................................  Aaa       AAA           1,114
   1,195    Houston, Texas, Hotel Occupancy Tax and Special
              Revenue, Series 2001B, (AMBAC Insured),
              5.250% 09/01/19...................................  Aaa       AAA           1,287
   1,265    Houston, Texas, Hotel Occupancy Tax and Special
              Revenue, Series 2001B, (AMBAC Insured),
              5.250% 09/01/20...................................  Aaa       AAA           1,357
   4,000    Houston, Texas, Independent School District, GO
              Refunding, Series 1993, (PSF-GTD),
              5.400% 08/15/07...................................  Aaa       AAA           4,132
   8,000    Houston, Texas, Water and Sewer Systems Revenue
              Refunding, Junior Lien, Series 1997A, (FGIC
              Insured),
              5.375% 12/01/27...................................  Aaa       AAA           8,366

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $10,000    Houston, Texas, Water and Sewer Systems Revenue,
              Junior Lien, Series 1996A, (FGIC Insured),
              5.250% 12/01/25...................................  Aaa       AAA        $ 10,345
   6,145    Houston, Texas, Water and Sewer Systems Revenue,
              Unrefunded Balance, Prior Lien, Series 1992B,
              5.900% 12/01/03...................................  A2        A+            6,310
   2,000    Klein, Texas, Independent School District, GO,
              Series 1999A, (PSF-GTD),
              5.125% 08/01/15...................................  Aaa       AAA           2,196
   5,000    Mesquite, Texas, Independent School District 1, GO
              Refunding, Series 1993, (PSF-GTD),
              5.300% 08/15/06...................................  Aaa       AAA           5,324
   5,000    North Central, Texas, Health Facilities Development
              Corporation, Health Facilities Revenue,
              (Presbyterian Healthcare Residential Project)
              Series 1996B, (MBIA Insured),
              5.500% 06/01/16...................................  Aaa       AAA           5,876
   3,000    North Central, Texas, Health Facilities Development
              Corporation, Revenue Refunding, (Baylor Health
              Care Systems Project) Series 1995,
              5.500% 05/15/13...................................  Aa3       AA-           3,217
   1,000    North Harris Montgomery Community College District,
              Texas, GO Refunding, Series 2002, (FGIC Insured),
              5.375% 02/15/16...................................  Aaa       AAA           1,116
   1,500    North Harris Montgomery Community College District,
              Texas, GO, Series 2001, (MBIA Insured),
              5.375% 02/15/16...................................  Aaa       AAA           1,668
   1,500    Pearland, Texas, Independent School District, GO,
              Series 2000, (PSF-GTD),
              5.500% 02/15/20...................................  Aaa       AAA           1,645

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,835    Plano, Texas, Independent School District, GO,
              Series 1995, (PSF-GTD),
              7.000% 02/15/05...................................  Aaa       AAA        $  2,058
   4,000    Red River Authority, Texas, PCR Refunding, Series
              1991, (AMBAC Insured),
              5.200% 07/01/11...................................  Aaa       AAA           4,334
   5,600    Round Rock, Texas, Independent School District, GO,
              Series 2000, (PSF-GTD),
              5.000% 08/01/18...................................  Aaa       AAA           5,973
   3,000    Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding, Series 2002,
              6.000% 10/01/16...................................  Baa2      BBB-          3,217
   2,250    San Antonio, Texas, Electric and Gas Systems Revenue
              Refunding, Series 2002,
              5.250% 02/01/12...................................  Aa1       AA+           2,567
   1,000    San Antonio, Texas, Independent School District, GO,
              (PSF-GTD),
              5.500% 08/15/24...................................  Aaa       AAA           1,066
     500    Socorro, Texas, Independent School District, GO,
              Series 1998, (PSF-GTD),
              5.250% 08/15/28...................................  Aaa       AAA             517
   1,260    South Texas, Community College District, GO, Series
              2002, (AMBAC Insured),
              5.250% 08/15/10...................................  Aaa       AAA           1,432
   1,000    Tarrant County, Texas, Health Facilities Development
              Corporation, Health Systems Revenue, (Harris
              Methodist Health Systems Project) Series 1994,
              (MBIA-IBC Insured),
              6.000% 09/01/10...................................  Aaa       AAA           1,185
   3,300    Tarrant County, Texas, Health Facilities Development
              Corporation, Health Systems Revenue, (Texas Health
              Resources Systems Project) Series 1997A, (MBIA
              Insured),
              5.750% 02/15/08...................................  Aaa       AAA           3,712

                       SEE NOTES TO FINANCIAL STATEMENTS.
 142

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,355    Tarrant County, Texas, Hospital District Revenue,
              Series 2002, (MBIA Insured),
              5.500% 08/15/13...................................  Aaa       AAA        $  1,544
   1,000    Texas State, College Student Loan Authority, GO,
              Series 1994, AMT,
              5.750% 08/01/11...................................  Aa1       AA            1,036
   1,000    Texas State, College Student Loan Authority, GO,
              Series 1996, AMT,
              5.000% 08/01/12...................................  Aa1       AA            1,042
   1,425    Texas State, College Student Loan Authority, GO,
              Series 1997, AMT, (GTD STD LNS),
              5.000% 08/01/05...................................  Aa1       AA            1,536
   6,835    Texas State, College Student Loan Authority, GO,
              Series 1997, AMT, (GTD STD LNS),
              5.250% 08/01/07...................................  Aa1       AA            7,552
   3,565    Texas State, College Student Loan Authority, GO,
              Series 1999, AMT,
              5.000% 08/01/07...................................  Aa1       AA            3,892
   5,000    Texas State, GO Refunding, Series 1992A,
              5.800% 10/01/04...................................  Aa1       AA            5,402
     455    Texas State, GO, Series 1999,
              5.250% 08/01/21...................................  Aa1       AA              479
   5,000    Texas State, Public Finance Authority, Building
              Revenue Refunding, Series 1992B, (AMBAC Insured),
              6.100% 02/01/04...................................  Aaa       AAA           5,293
   1,200    Texas State, Public Finance Authority, GO Refunding,
              Series 1996C,
              6.000% 10/01/06...................................  NR        AA            1,370
   3,500    Texas State, Texas A&M University, Revenue, Series
              1999,
              5.500% 05/15/20...................................  Aa1       AA+           3,850
   3,250    Texas State, Turnpike Authority of Dallas, North
              Tollway Revenue, (President George Bush Turnpike
              Project) Series 1996, (AMBAC Insured),
              3.400%& 01/01/09..................................  Aaa       AAA           2,632
     375    Texas State, Veterans Housing Assistance, GO
              Refunding, Series 1994C,
              6.400% 12/01/09...................................  Aa1       AA              394

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,000    Texas State, Water Development Board, Revenue,
              Series 1997,
              5.000% 07/15/12...................................  Aaa       AAA        $  3,302
   1,500    Texas State, Water Development Board, Revenue,
              Series 1999B,
              5.625% 07/15/21...................................  Aaa       AAA           1,653
   1,850    Texas State, Water Development GO, Series 1997,
              5.500% 08/01/07...................................  Aa1       AA            2,100
   5,000    Texas State, Water Development GO, Series 1997,
              5.250% 08/01/28...................................  Aa1       AA            5,146
   2,500    Texas State, Water Financial Assistance, GO, Series
              1999, (MBIA Insured),
              5.500% 08/01/29...................................  Aaa       AAA           2,650
  15,000    Texas, Municipal Power Agency, Revenue Refunding,
              Series 1993, (MBIA Insured),
              5.250% 09/01/05...................................  Aaa       AAA          15,650
     500    Travis County, Texas, Health Facilities Development
              Corporation, Revenue, (Ascension Health Credit
              Project) Series 1999A, (AMBAC Insured),
              5.875% 11/15/24...................................  Aaa       AAA             550
   4,085    Travis County, Texas, Health Facilities Development
              Corporation, Revenue, (Ascension Health Credit
              Project) Series 1999A, (MBIA Insured),
              5.750% 11/15/09...................................  Aaa       AAA           4,710
   3,500    Travis County, Texas, Limited Tax GO Refunding,
              Series 1992A, (MBIA Insured),
              5.600% 03/01/04...................................  Aaa       AAA           3,557
   1,500    Travis County, Texas, Limited Tax GO Refunding,
              Series 1992A, (MBIA Insured),
              5.750% 03/01/06...................................  Aaa       AAA           1,526
   1,000    Trinity River Authority, Texas, PCR, (Texas
              Instruments Inc. Project) Series 1996, AMT,
              6.200% 03/01/20...................................  NR        A             1,068

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,885    Trinity River Authority, Texas, Ten Mile Revenue,
              Series 1992, (AMBAC Insured),
              5.700% 08/01/03...................................  Aaa       AAA        $  3,898
   2,500    University of Texas, University Financing Systems
              Revenue, Series 2001B,
              5.375% 08/15/15...................................  Aaa       AAA           2,804
   5,365    Waxahachie, Texas, GO, Independent School District,
              Capital Appreciation, Prerefunded 08/15/10 @
              63.473, Series 2000, (PSF-GTD),
              3.650%& 08/15/17..................................  Aaa       NR            2,561
   4,545    Waxahachie, Texas, GO, Independent School District,
              Capital Appreciation, Prerefunded 08/15/10 @
              72.803, Series 2000, (PSF-GTD),
              3.650%& 08/15/15..................................  Aaa       NR            2,489
     210    Waxahachie, Texas, GO, Independent School District,
              Capital Appreciation, Unrefunded Balance, Series
              2000, (PSF-GTD),
              4.300%& 08/15/15..................................  Aaa       NR              109
     245    Waxahachie, Texas, GO, Independent School District,
              Capital Appreciation, Unrefunded Balance, Series
              2000, (PSF-GTD),
              4.540%& 08/15/17..................................  Aaa       NR              109
   1,440    West University Place, Texas, GO Refunding Permanent
              Improvement, Series 2002
              5.500% 02/01/15...................................  Aa2       AA-           1,644
                                                                                       --------
                                                                                        252,064
                                                                                       --------
            ALABAMA -- 1.7%
   3,000    Courtland, Alabama, Industrial Development Board,
              Solid Waste Disposal Revenue, (Champion
              International Corporation Project) Series 1992,
              AMT,
              7.000% 06/01/22...................................  Baa2      BBB           3,066

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            ALABAMA -- (CONTINUED)
 $ 1,750    Mobile, Alabama, Industrial Development Board,
              Environmental Improvement Revenue, (International
              Paper Company Project) Series 2000A, AMT,
              6.700% 03/01/24...................................  Baa1      BBB        $  1,878
                                                                                       --------
                                                                                          4,944
                                                                                       --------
            FLORIDA -- 0.8%
   1,000    Florida, Housing Finance Agency, Multi-Family
              Housing Revenue Refunding, (United Dominion Realty
              Trust - Andover Project) Series 1996E, AMT,
              Mandatory Put 05/01/08 @ 100,
              6.350% 05/01/26...................................  NR        BBB+          1,050
   1,100    Hillsborough County, Florida, Industrial Development
              Authority, PCR Refunding, (Tampa Electric Company
              Project) Series 1992, Mandatory Put 08/01/07 @
              100,
              4.000% 05/15/18...................................  NR        BBB           1,107
                                                                                       --------
                                                                                          2,157
                                                                                       --------
            GEORGIA -- 0.4%
   1,000    Marietta, Georgia, Housing Authority, Multifamily
              Revenue Refunding, (Wood Glen-RMKT Housing
              Project) Series 1994, Mandatory Put 07/01/04 @
              100,
              4.750% 07/01/24...................................  Baa2      BBB           1,003
                                                                                       --------
            ILLINOIS -- 0.6%
   1,500    Kane County, Illinois, Forest Preservation District,
              GO, Series 1999,
              5.375% 12/30/14...................................  Aa3       AA            1,673
                                                                                       --------
            MAINE -- 0.4%
   1,000    Bucksport, Maine, Solid Waste Disposal Revenue,
              (Champion International Corporation Project)
              Series 1985,
              6.250% 05/01/10...................................  NR        BBB           1,021
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 144

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MISSISSIPPI -- 1.0%
 $ 2,600    Warren County, Mississippi, Environmental
              Improvement Revenue Refunding, (International
              Paper Company Project) Series 2000A, AMT,
              6.700% 08/01/18...................................  Baa2      BBB        $  2,772
                                                                                       --------
            OHIO -- 0.4%
   1,000    Lucas County, Ohio, Hospital Revenue, (Flower
              Hospital Project) Series 1993, Prerefunded
              12/01/04 @ 101,
              6.125% 12/01/13...................................  NR        NR            1,097
                                                                                       --------
            OKLAHOMA -- 0.5%
   1,400    Oklahoma, Housing Development Authority, Revenue,
              Series 2000A, (FHLMC COLL),
              5.100% 11/01/05...................................  Aa3       NR            1,521
                                                                                       --------
            SOUTH CAROLINA -- 0.7%
   1,500    Calhoun County, South Carolina, Solid Waste Disposal
              Facility Revenue, (Carolina Eastman Company
              Project) Series 1992, AMT,
              6.750% 05/01/17...................................  A2        BBB+          1,918
                                                                                       --------
            TENNESSEE -- 1.7%
   3,135    Chattanooga-Hamilton County, Tennessee, Hospital
              Authority, Revenue Refunding, (Erlanger Medical
              Center Project) Series 1993, (FSA Insured),
              5.500% 10/01/07...................................  Aaa       AAA           3,535
   1,000    Metropolitan Government, Nashville and Davidson
              County, Tennessee, Electric Revenue, Series 1998B,
              5.500% 05/15/13...................................  Aa3       AA            1,171
                                                                                       --------
                                                                                          4,706
                                                                                       --------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            WASHINGTON -- 1.3%
 $ 2,425    Washington State, GO, Series 1995C,
              5.450% 07/01/07...................................  Aa1       AA+        $  2,645
   1,000    Washington State, Motor Vehicle Fuel Tax, GO
              Refunding, Series 2001R-B,
              5.000% 09/01/09...................................  Aa1       AA+           1,118
                                                                                       --------
                                                                                          3,763
                                                                                       --------

            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $257,644).............................................    278,639
                                                                             --------
SHARES
 (000)
 -------
            INVESTMENT COMPANIES -- 0.6%
              (Cost $1,719)
  1,719     Nations Tax-Exempt Reserves, Trust Class#.....................      1,719
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $259,363*)..................................    99.3%     280,358
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................     0.7%
            Cash..........................................................   $      2
            Receivable for Fund shares sold...............................        133
            Dividends receivable..........................................          5
            Interest receivable...........................................      3,329
            Payable for Fund shares redeemed..............................       (311)
            Investment advisory fee payable...............................        (47)
            Administration fee payable....................................        (46)
            Shareholder servicing and distribution fees payable...........         (6)
            Distributions payable.........................................     (1,018)
            Accrued Trustees' fees and expenses...........................        (92)
            Accrued expenses and other liabilities........................       (101)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................      1,848
                                                                             --------
            NET ASSETS..........................................   100.0%    $282,206
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    446
            Accumulated net realized loss on investments sold.............     (4,079)
            Net unrealized appreciation of investments....................     20,995
            Paid-in capital...............................................    264,844
                                                                             --------
            NET ASSETS....................................................   $282,206
                                                                             ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)



                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($270,534,030 / 25,571,076 shares outstanding)..............     $10.58
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($5,334,098 / 504,229 shares outstanding)...................     $10.58
                                                                             ========

            Maximum sales charge..........................................      3.25%
            Maximum offering price per share..............................     $10.94

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($6,247,752 / 590,474 shares outstanding)...................     $10.58
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($90,598 / 8,563 shares outstanding)........................     $10.58
                                                                             ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Texas Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

AMBAC                                             10.76%
FGIC                                              10.26%
MBIA                                              19.04%
PSF-GTD                                           14.83%

Nations Texas Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Electric Revenue                                  11.21%
Hospital Revenue                                  10.16%
Water Revenue                                     13.09%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 146

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.4%
            VIRGINIA -- 85.3%
 $ 2,000    Alexandria, Virginia, Redevelopment and Housing
              Authority, Multi-Family Housing Mortgage Revenue,
              (Buckingham Village Apartments Project) Series
              1996A, AMT,
              6.050% 07/01/16...................................  NR        A+    $  2,086
   1,000    Amherst, Virginia, Industrial Development Authority,
              Revenue Refunding, (Georgia-Pacific Corporation
              Project) Series 1998, AMT,
              5.250% 02/01/11...................................  Ba1       NR         876
   3,285    Arlington County, Virginia, GO Refunding, Series
              1993,
              6.000% 06/01/12...................................  Aaa       AAA      3,987
   1,000    Arlington County, Virginia, GO, Series 1993,
              5.000% 07/15/03...................................  Aaa       AAA      1,028
   3,865    Arlington County, Virginia, GO, Series 1999, (State
              Aid Withholding),
              5.250% 06/01/16...................................  Aaa       AAA      4,262
   3,000    Arlington County, Virginia, Industrial Development
              Authority, Facilities Revenue Refunding, (Lee
              Gardens Housing Corporation-Housing
              Mortgage - Woodbury Park Apartments Project)
              Series 1998A,
              5.450% 01/01/29...................................  NR        A        3,036
   1,000    Arlington County, Virginia, Industrial Development
              Authority, Facilities Revenue, (The Nature
              Conservancy Project) Series 1997A,
              5.450% 07/01/27...................................  Aa1       NR       1,060
   2,250    Arlington County, Virginia, Industrial Development
              Authority, Hospital Facilities Revenue, (Virginia
              Hospital Center Project) Series 2001,
              5.250% 07/01/21...................................  A2        NR       2,313

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,000    Arlington County, Virginia, Industrial Development
              Authority, IDR Refunding, (Ogden Martin Systems
              Project) Series 1998A, (FSA Insured),
              5.250% 01/01/05...................................  Aaa       AAA   $  2,156
   3,280    Arlington County, Virginia, Industrial Development
              Authority, Revenue, (Ogden Martin Systems of
              Union-Alexandria/ Arlington Project) Series 1998B,
              AMT, (FSA Insured),
              5.250% 01/01/09...................................  Aaa       AAA      3,631
   1,855    Arlington County, Virginia, Industrial Development
              Authority, Revenue, (Ogden Martin Systems of
              Union-Alexandria/ Arlington Project) Series 1998B,
              AMT, (FSA Insured),
              5.250% 01/01/10...................................  Aaa       AAA      2,040
   2,000    Brunswick County, Virginia, Industrial Development
              Authority, Correctional Facility Lease Revenue,
              Series 1996, (MBIA Insured),
              5.250% 07/01/04...................................  Aaa       AAA      2,125
   1,000    Charlottesville-Albemarle, Virginia, Airport
              Authority, Revenue Refunding, Series 1995, AMT,
              6.125% 12/01/09...................................  NR        BBB      1,064
   6,195    Chesapeake, Virginia, GO Refunding, Series 1993,
              5.125% 12/01/05...................................  Aa2       AA       6,816
   1,000    Chesapeake, Virginia, GO, Series 1998, (State Aid
              Withholding),
              4.650% 08/01/11...................................  Aa2       AA       1,091
   1,000    Chesapeake, Virginia, Water and Sewer GO, Series
              1995A,
              5.375% 12/01/20...................................  Aa2       AA       1,089
   2,000    Chesapeake, Virginia, Water and Sewer GO, Series
              1995A, (State Aid Withholding),
              7.000% 12/01/09...................................  Aa2       AA       2,347

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Chesterfield County, Virginia, Water and Sewer
              Authority, Revenue Refunding, Series 1992,
              6.200% 11/01/05...................................  Aaa       AAA   $  1,024
     500    Covington-Allegheny County, Virginia, IDR Refunding,
              (Westvaco Corporation Project) Series 1994,
              6.650% 09/01/18...................................  Baa2      BBB        509
   1,320    Covington-Allegheny County, Virginia, Industrial
              Development Authority, PCR Refunding, (Westvaco
              Corporation Project) Series 1994,
              5.900% 03/01/05...................................  Baa2      BBB      1,341
  11,585    Fairfax County, Virginia, Economic Development
              Authority, Resource Recovery, Revenue Refunding,
              Series 1998A, AMT, (AMBAC Insured),
              5.950% 02/01/07...................................  Aaa       AAA     13,119
   3,385    Fairfax County, Virginia, Economic Development
              Authority, Resource Recovery, Revenue Refunding,
              Series 1998A, AMT, (AMBAC Insured),
              6.050% 02/01/09...................................  Aaa       AAA      3,926
   3,000    Fairfax County, Virginia, GO, Public Improvement,
              Series 1997, (State Aid Withholding),
              5.250% 06/01/17...................................  Aaa       AAA      3,267
   1,000    Fairfax County, Virginia, GO, Series 1998, (State
              Aid Withholding),
              4.800% 04/01/10...................................  Aa1       AA+      1,100
   5,000    Fairfax County, Virginia, GO, Series 2002A, (State
              Aid Withholding),
              5.000% 06/01/10...................................  Aaa       AAA      5,636
     500    Fairfax County, Virginia, Industrial Development
              Authority, Health Care Revenue Refunding, (Inova
              Health Systems Project) Series 1996,
              5.500% 08/15/10...................................  Aa2       AA         545

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,000    Fairfax County, Virginia, Public Improvement GO,
              Series 1997A,
              6.000% 06/01/04...................................  Aaa       AAA   $  2,145
   1,000    Fairfax County, Virginia, Public Improvement GO,
              Series 1999B,
              5.500% 12/01/16...................................  Aaa       AAA      1,138
   3,000    Fairfax County, Virginia, Sewer Revenue Refunding,
              Series 1993, (AMBAC Insured),
              5.500% 11/15/09...................................  Aaa       AAA      3,182
   1,000    Fairfax County, Virginia, Water and Sewer Authority,
              Refunding, Series 1993, (AMBAC Insured),
              5.500% 11/15/13...................................  Aaa       AAA      1,058
   3,135    Fairfax County, Virginia, Water and Sewer Authority,
              Revenue Refunding, Series 1993, (AMBAC Insured),
              5.100% 11/15/04...................................  Aaa       AAA      3,317
   3,000    Fairfax County, Virginia, Water and Sewer Authority,
              Water Revenue, Series 2000,
              5.625% 04/01/25...................................  Aa1       AAA      3,268
   3,000    Fairfax County, Virginia, Water and Sewer Authority,
              Water Revenue, Unrefunded Balance, Series 1992,
              6.000% 04/01/22...................................  Aa1       AAA      3,411
     800    Giles County, Virginia, Industrial Development
              Authority, Exempt Facilities Revenue, (Hoechst
              Celanese Corporation Project) Series 1995, AMT,
              5.950% 12/01/25...................................  Baa2      BBB        765
   3,000    Giles County, Virginia, Industrial Development
              Authority, Solid Waste Disposal Facilities
              Revenue, (Hoechst Celanese Corporation Project)
              Series 1992, AMT,
              6.625% 12/01/22...................................  Baa2      BBB      3,042

                       SEE NOTES TO FINANCIAL STATEMENTS.
 148

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 5,000    Goochland County, Virginia, Industrial Development
              Authority, (Old Dominion Electric Cooperative
              Project) Series 1998, AMT,
              4.250% 12/01/02...................................  NR        NR    $  5,015
   1,200    Halifax County, Virginia, Industrial Development
              Authority, Hospital
              Revenue Refunding, (Halifax Regional Hospital,
              Inc. Project) Series 1998,
              4.900% 09/01/10...................................  NR        A        1,231
     400    Halifax County, Virginia, Industrial Development
              Authority, Hospital
              Revenue Refunding, (Halifax Regional Hospital,
              Inc. Project) Series 1998,
              5.250% 09/01/17...................................  NR        A          405
     500    Hanover County, Virginia, Industrial Development
              Authority, Revenue,
              (Bon Secours Health Systems Project) Series 1995,
              (MBIA Insured),
              5.500% 08/15/25...................................  Aaa       AAA        527
   1,000    Hanover County, Virginia, Industrial Development
              Authority, Revenue,
              (Memorial Regional Medical Center Project) Series
              1995, (MBIA Insured),
              5.500% 08/15/25...................................  Aaa       AAA      1,053
     500    Henrico County, Virginia, Industrial Development
              Authority, Public
              Facilities Lease Revenue, Series 1994, Prerefunded
              08/01/05 @ 102,
              7.000% 08/01/13...................................  Aa2       AA         582
   3,500    Henrico County, Virginia, Industrial Development
              Authority, Solid Waste
              Revenue, (Browning-Ferris Project) Series 1995,
              AMT, (GTY-AGMT),
              Mandatory Put 12/01/05 @ 100,
              5.300% 12/01/11...................................  B1        BB-      3,326
     500    Henry County, Virginia, GO, Series 1994,
              5.750% 07/15/07...................................  A2        A          545

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,915    James City and County, Virginia, GO, Series 1995,
              (FGIC Insured, State Aid Withholding),
              5.000% 12/15/08...................................  Aaa       AAA   $  2,129
     700    James City and County, Virginia, GO, Series 1995,
              (FGIC Insured, State Aid Withholding),
              5.250% 12/15/14...................................  Aaa       AAA        773
   1,000    Leesburg, Virginia, GO Refunding, Series 1993,
              5.500% 08/01/06...................................  A1        A+       1,053
   2,000    Loudoun County, Virginia, Improvement GO Refunding,
              Series 1993A, (State Aid Withholding),
              5.000% 10/01/02...................................  Aa1       AA+      2,000
   1,500    Loudoun County, Virginia, Industrial Development
              Authority, Hospital Revenue, (Loudoun Hospital
              Center Project) Series 1995, (FSA Insured),
              5.500% 06/01/08...................................  Aaa       AAA      1,624
   1,765    Loudoun County, Virginia, Industrial Development
              Authority, Hospital
              Revenue, (Loudoun Hospital Center Project) Series
              1995, (FSA Insured),
              5.600% 06/01/09...................................  Aaa       AAA      1,904
     500    Loudoun County, Virginia, Industrial Development
              Authority, Hospital
              Revenue, (Loudoun Hospital Center Project) Series
              1995, (FSA Insured),
              5.800% 06/01/20...................................  Aaa       AAA        530
   5,000    Loudoun County, Virginia, Industrial Development
              Authority, Revenue,
              (Air Force Retired Officers -- Falcons Landing
              Project) Series 1994A,
              Prerefunded 11/01/04 @ 103,
              8.750% 11/01/24...................................  Aaa       AAA      5,873

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $   510    Loudoun County, Virginia, Public Improvement GO,
              Series 2001C, (State Aid Withholding),
              5.000% 11/01/14...................................  Aa1       AA+   $    570
   2,960    Loudoun County, Virginia, Public Improvement GO,
              Series 2001C, (State Aid Withholding),
              5.000% 11/01/15...................................  Aa1       AA+      3,281
   2,710    Loudoun County, Virginia, Public Improvement GO,
              Series 2001C, (State Aid Withholding),
              5.000% 11/01/16...................................  Aa1       AA+      2,975
   1,140    Lynchburg, Virginia, Public Improvement GO, Series
              1997,
              5.400% 05/01/17...................................  Aa3       AA       1,246
   1,000    Medical College of Virginia, Hospital Authority,
              General Revenue, Series 1998, (MBIA Insured),
              4.800% 07/01/11...................................  Aaa       AAA      1,100
   2,000    Montgomery County, Virginia, Industrial Development
              Lease Authority, Revenue, Series 2000B, (AMBAC
              Insured),
              5.500% 01/15/22...................................  Aaa       AAA      2,192
   1,000    Newport News, Virginia, GO, Series 1998,
              5.000% 03/01/18...................................  Aa2       AA       1,060
   5,000    Newport News, Virginia, Public Improvement GO
              Refunding, Series 1993B, (State Aid Withholding),
              5.200% 11/01/04...................................  Aa2       AA       5,290
   1,000    Newport News, Virginia, Water and Sewer Authority,
              GO Refunding, Series 1993B, (State Aid
              Withholding),
              5.100% 11/01/03...................................  Aa2       AA       1,039
   3,500    Norfolk, Virginia, Capital Improvement GO Refunding,
              Series 1998, (FGIC Insured, State Aid
              Withholding),
              5.000% 07/01/11...................................  Aaa       AAA      3,877

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,250    Norfolk, Virginia, Redevelopment and Housing
              Authority, Educational Facilities Revenue,
              (Tidewater Community College Campus Project)
              Series 1995,
              5.875% 11/01/15...................................  Aa1       AA+   $  2,537
   2,000    Norfolk, Virginia, Water Revenue, Series 1995, (MBIA
              Insured),
              5.700% 11/01/10...................................  Aaa       AAA      2,248
   1,000    Portsmouth, Virginia, GO Refunding, Series 1993,
              5.250% 08/01/04...................................  A1        AA-      1,050
   3,710    Portsmouth, Virginia, Public Improvement GO
              Refunding, Series 2001A, (FGIC Insured),
              5.500% 06/01/17...................................  Aaa       AAA      4,139
   1,260    Prince William County, Virginia, Industrial
              Development Authority, Hospital Revenue Refunding,
              (Potomac Hospital Corporation Project) Series
              1995,
              6.550% 10/01/05...................................  Aaa       NR       1,350
   1,300    Prince William County, Virginia, Industrial
              Development Authority, Hospital Revenue Refunding,
              (Prince William Hospital Project) Series 1993,
              5.625% 04/01/12...................................  A2        NR       1,335
   1,000    Prince William County, Virginia, Industrial
              Development Authority, Lease Revenue, (ATCC
              Project) Series 1996,
              6.000% 02/01/14...................................  Aa3       NR       1,061
     500    Prince William County, Virginia, Park Authority,
              Revenue, Series 1994, Prerefunded 10/15/04 @ 102,
              6.875% 10/15/16...................................  NR        NR         562
   1,000    Prince William County, Virginia, Park Authority,
              Water and Sewer Systems, Revenue Refunding, Series
              1994, Prerefunded 10/15/04 @ 102,
              6.300% 10/15/07...................................  NR        NR       1,112

                       SEE NOTES TO FINANCIAL STATEMENTS.
 150

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,000    Prince William County, Virginia, Service Authority,
              Revenue Refunding, Series 1993, (FGIC Insured),
              5.000% 07/01/21...................................  Aaa       AAA   $  3,055
   1,000    Richmond, Virginia, GO Refunding, Series 1995B,
              (FGIC Insured, State Aid Withholding),
              5.000% 01/15/21...................................  Aaa       AAA      1,046
   1,430    Richmond, Virginia, Public Improvement GO, Series
              1993B, (State Aid Withholding),
              5.500% 07/15/09...................................  A1        AA       1,653
   2,855    Richmond, Virginia, Public Improvement, GO
              Refunding, Series 1999A, (FSA Insured),
              5.000% 01/15/19...................................  Aaa       AAA      3,022
   1,115    Roanoke County, Virginia, IDR, (Hollins College
              Project) Series 1998,
              5.200% 03/15/17...................................  NR        A        1,185
   4,000    Roanoke, Virginia, Industrial Development Authority
              Hospital Revenue, (Carilion Health System Project)
              Series 2002A,
              5.250% 07/01/12...................................  Aaa       AAA      4,549
   1,100    Spotsylvania County, Virginia, GO Refunding, Series
              1998, (FSA Insured),
              4.375% 07/15/05...................................  Aaa       AAA      1,177
   1,900    Spotsylvania County, Virginia, GO Refunding, Series
              1998, (FSA Insured),
              4.400% 07/15/06...................................  Aaa       AAA      2,055
   2,000    Spotsylvania County, Virginia, GO Refunding, Series
              1998, (FSA Insured),
              4.400% 07/15/07...................................  Aaa       AAA      2,178
   3,535    Staunton, Virginia, Industrial Development
              Authority, Educational
              Facilities Revenue, (Mary Baldwin College Project)
              Series 1996,
              6.600% 11/01/14...................................  NR        NR       3,778

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,035    Suffolk Virginia, GO, Unrefunded Balance, Series
              1993,
              5.750% 08/01/08...................................  Aa2       AA-   $  1,092
   5,800    Suffolk, Virginia, Redevelopment and Housing
              Authority, Multi-Family Housing Revenue Refunding,
              (Windsor Ltd. Partnership Project) Series 2001,
              (FNMA Insured), Mandatory Put 07/01/11 @ 100,
              4.850% 07/01/31...................................  Aaa       NR       6,303
   1,110    Suffolk, Virginia, GO Refunding, Series 1993,
              5.400% 08/01/04...................................  Aa2       AA-      1,167
   2,300    Virginia Beach, Virginia, GO Refunding, Series 1993,
              5.400% 07/15/08...................................  Aa1       AA+      2,627
     500    Virginia Beach, Virginia, Public Improvement GO
              Refunding, Series 1994, (State Aid Withholding),
              5.750% 11/01/08...................................  Aa1       AA+        553
   3,060    Virginia Beach, Virginia, Public Improvement GO,
              Series 2000,
              5.500% 03/01/17...................................  Aa1       AA+      3,412
   3,805    Virginia Beach, Virginia, Public Improvement GO,
              Series 2000,
              5.500% 03/01/18...................................  Aa1       AA+      4,242
   1,790    Virginia Beach, Virginia, Water and Sewer Revenue,
              Series 2000,
              5.250% 08/01/17...................................  Aa3       AA       1,958
   1,935    Virginia Beach, Virginia, Water and Sewer Revenue,
              Series 2000,
              5.250% 08/01/18...................................  Aa3       AA       2,103
   2,035    Virginia Beach, Virginia, Water and Sewer Revenue,
              Series 2000,
              5.250% 08/01/19...................................  Aa3       AA       2,212
   2,145    Virginia Beach, Virginia, Water and Sewer Revenue,
              Series 2000,
              5.250% 08/01/20...................................  Aa3       AA       2,316

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,270    Virginia College Building Authority, Virginia
              Educational Facilities
              Revenue, (21st Century Catalogue and Equipment
              Program Project) Series 2002A,
              5.000% 02/01/15...................................  Aa1       AA+   $  1,395
   5,000    Virginia College Building Authority, Virginia
              Educational Facilities
              Revenue, (University Richmond Project) Series
              2002A, Mandatory Put 03/01/09 @ 100,
              5.000% 03/01/32...................................  Aa1       AA       5,537
   1,000    Virginia Commonwealth, Transportation Board,
              Transportation Program
              Revenue, (Oak Grove Connector Project) Series
              1997A,
              5.250% 05/15/22...................................  Aa1       AA+      1,048
   3,375    Virginia Commonwealth, Transportation Board,
              Transportation Revenue
              Refunding, (Route 58 Corridor Project) Series
              1997C, (MBIA Insured),
              5.000% 05/15/13...................................  Aaa       AAA      3,705
   1,245    Virginia Commonwealth, Transportation Board,
              Transportation Revenue
              Refunding, (U.S. Route 58 Corridor Project) Series
              1997C,
              5.125% 05/15/19...................................  Aa1       AA+      1,308
   2,465    Virginia Port Authority, Virginia, Commonwealth Port
              Fund Revenue, Series 1996, AMT,
              5.550% 07/01/12...................................  Aa1       AA+      2,647
   1,000    Virginia Port Authority, Virginia, Commonwealth Port
              Fund Revenue, Series 1997, AMT, (MBIA Insured),
              5.650% 07/01/17...................................  Aaa       AAA      1,081
   1,210    Virginia Port Authority, Virginia, Port Facilities
              Revenue, Series 1997,
              AMT, (MBIA Insured),
              6.000% 07/01/07...................................  Aaa       AAA      1,382

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,000    Virginia State, Commonwealth Transportation Board
              Authority,
              Transportation Revenue Refunding, (U.S. Route 58
              Corridor Development Program) Series 1993A,
              4.900% 05/15/03...................................  Aa1       AA+   $  3,063
   5,390    Virginia State, Commonwealth Transportation Board
              Authority,
              Transportation Revenue Refunding, (U.S. Route 58
              Corridor Development Program) Series 1993A,
              5.500% 05/15/09...................................  Aa1       AA+      5,619
   2,345    Virginia State, Commonwealth Transportation Board
              Authority,
              Transportation Revenue, (Northern Virginia
              Transportation District Project) Series 1996A,
              5.125% 05/15/21...................................  Aa1       AA+      2,451
   2,105    Virginia State, Commonwealth Transportation Board
              Authority,
              Transportation Revenue, (U.S. Route 58 Corridor
              Development Program) Series 1993B,
              5.100% 05/15/05...................................  Aa1       AA+      2,194
   2,000    Virginia State, Commonwealth Transportation Board,
              Transportation Revenue, (US Route 58 Corridor
              Development Project) Series 1993PG-B,
              5.350% 05/15/09...................................  Aa1       AA+      2,083
   1,430    Virginia State, Housing Development Authority,
              Commonwealth Mortgage Revenue, Series 1995D-3,
              6.000% 01/01/12...................................  Aa1       AA+      1,506
   1,470    Virginia State, Housing Development Authority,
              Commonwealth Mortgage Revenue, Series 1995D-3,
              6.000% 07/01/12...................................  Aa1       AA+      1,548

                       SEE NOTES TO FINANCIAL STATEMENTS.
 152

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,695    Virginia State, Housing Development Authority,
              Commonwealth
              Mortgage Revenue, Series 1995D-3,
              6.100% 01/01/15...................................  Aa1       AA+   $  1,777
   3,595    Virginia State, Housing Development Authority,
              Commonwealth
              Mortgage Revenue, Series 2000B-3,
              5.950% 07/01/14...................................  Aa1       AA+      3,971
   2,455    Virginia State, Housing Development Authority,
              Commonwealth
              Mortgage Revenue, Series 2000B-4,
              5.500% 01/01/15...................................  Aa1       AA+      2,639
   1,035    Virginia State, Housing Development Authority,
              Commonwealth
              Mortgage Revenue, Series 2001D-D-1,
              4.750% 07/01/12...................................  Aa1       AA+      1,115
   2,655    Virginia State, Housing, Housing Development
              Authority, Revenue,
              (Rental Housing Project) Series 2000B, AMT,
              5.875% 08/01/15 (a)...............................  Aa1       AA+      2,881
   2,540    Virginia State, Public School Authority, Revenue
              Refunding,
              (School Financing Project) Series 1998A,
              4.875% 08/01/14...................................  Aa1       AA+      2,724
   1,480    Virginia State, Public School Authority, Revenue
              Refunding, Series 1993B, (State Aid Withholding),
              5.100% 01/01/05...................................  Aa1       AA       1,571
   2,195    Virginia State, Public School Authority, Revenue,
              Series 1993A, (State Aid Withholding),
              5.400% 01/01/08...................................  Aa1       AA       2,260
     640    Virginia State, Public School Authority, Revenue,
              Series 1994A, (State Aid Withholding),
              6.125% 08/01/11...................................  Aa1       AA         702

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 6,000    Virginia State, Public School Authority, Special
              Obligation Chesapeake
              School Financing, Series 1995, (State Aid
              Withholding),
              5.600% 06/01/12...................................  Aa3       AA    $  6,645
   1,070    Virginia State, Residential Authority,
              Infrastructure Revenue, Series 2000A, (MBIA
              Insured),
              5.500% 05/01/21...................................  Aaa       AAA      1,183
   1,120    Virginia State, Resource Authority, Infrastructure
              Revenue, Series 2000A, (MBIA Insured),
              5.500% 05/01/22...................................  Aaa       AAA      1,231
   2,970    Virginia State, Resource Authority, Sewer Systems
              Revenue Refunding,
              (Harrisonburg-Rockingham Project) Series 1998,
              5.000% 05/01/18...................................  NR        AA       3,144
   1,750    Virginia State, Resource Authority, Sewer Systems
              Revenue, (Hopewell
              Regional Wastewater Facilities Project) Series
              1995A, AMT,
              6.000% 10/01/15...................................  NR        AA       1,890
   2,000    Virginia State, Resource Authority, Systems Revenue
              Refunding, Series 1998,
              5.000% 05/01/22...................................  NR        AA       2,076
   2,470    Virginia State, Resource Authority, Water and Sewer
              Systems Revenue
              Refunding, (Washington County Service Project)
              Series 1993,
              5.150% 10/01/07...................................  NR        AA       2,609
     500    Virginia State, Resource Authority, Water and Sewer
              Systems Revenue,
              (Fauquier County Water and Sanitation Project)
              Series 1994C,
              6.125% 05/01/14...................................  NR        AA         543
   1,020    Virginia State, Resource Authority, Water and Sewer
              Systems Revenue,
              (Suffolk Project) Series 1996A,
              5.500% 04/01/17...................................  NR        AA       1,129

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Virginia State, Resource Authority, Water and Sewer
              Systems Revenue,
              (Sussex Service Authority Project) Series 1998,
              4.625% 10/01/18...................................  NR        AA    $  1,024
   1,000    Virginia, Biotechnology Research Park Authority,
              Lease Revenue,
              (Biotech Two Project) Series 1996,
              5.300% 09/01/13...................................  Aa1       AA+      1,107
   2,350    Virginia, Biotechnology Research Park Authority,
              Lease Revenue,
              (Biotechnology Two Project) Series 1996,
              5.750% 09/01/05...................................  Aa1       AA+      2,610
   2,475    Virginia, Chesapeake Bay Bridge and Tunnel
              Commission District,
              Revenue, Series 1995, (FGIC Insured), Prerefunded
              07/01/05 @ 102,
              5.875% 07/01/10...................................  Aaa       AAA      2,795
   2,300    Virginia, College Building Authority, Virginia
              Educational Facilities
              Revenue, (Public Higher Education Financing
              Program) Series 1999A,
              5.375% 09/01/12...................................  Aa1       AA+      2,599
   5,000    Virginia, Southeastern Public Service Authority,
              Revenue Refunding,
              Series 1993A, (MBIA Insured),
              5.100% 07/01/08...................................  Aaa       AAA      5,613
   1,000    Washington County, Virginia, Industrial Development
              Authority, Hospital Facility Revenue Refunding,
              (Johnston Memorial Hospital Project) Series 1995,
              Prerefunded 07/01/05 @ 102,
              6.000% 07/01/14...................................  A2        NR       1,128

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 4,050    West Point, Virginia, Industrial Development
              Authority, Solid Waste
              Disposal Revenue, (Chesapeake Corporation Project)
              Series 1994A,
              AMT,
              6.375% 03/01/19...................................  B1        BB    $  3,431
                                                                                  --------
                                                                                   308,041
                                                                                  --------
            ALABAMA -- 0.6%
   2,000    Mobile, Alabama, Industrial Development Board, PCR
              Refunding,
              (International Paper Company Project) Series
              1998B,
              4.750% 04/01/10...................................  Baa2      BBB      2,027
                                                                                  --------
            ARIZONA -- 0.6%
   2,030    Arizona School Facilities Board Revenue, State
              School Improvement,
              Series 2002,
              5.250% 07/01/14...................................  Aaa       AAA      2,305
                                                                                  --------
            CONNECTICUT -- 0.6%
   1,900    Connecticut State, GO, Series 2001G,
              5.000% 12/15/11...................................  Aa2       AA       2,168
                                                                                  --------
            DISTRICT OF COLUMBIA -- 0.6%
   1,000    Metropolitan Washington, District of Columbia,
              Airport Authority, Virginia General Airport
              Revenue Refunding, Series 1998B, AMT, (MBIA
              Insured),
              5.250% 10/01/10...................................  Aaa       AAA      1,098
   1,000    Metropolitan Washington, District of Columbia,
              Airport Authority, Virginia General Airport
              Revenue, Series 1992A, AMT, (MBIA Insured),
              6.500% 10/01/05...................................  Aaa       AAA      1,020
                                                                                  --------
                                                                                     2,118
                                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 154

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            FLORIDA -- 0.4%
 $ 1,195    Miami-Dade County, Florida, Health Authority,
              Hospital Revenue Refunding, (Miami Childrens
              Hospital Project) Series 2001, (AMBAC Insured),
              4.375% 08/15/10...................................  Aaa       AAA   $  1,291
                                                                                  --------
            GEORGIA -- 0.4%
   1,450    Richmond County, Georgia, Development Authority,
              Environmental Improvement Revenue, (International
              Paper Company Project) Series 2001A,
              5.150% 03/01/15...................................  Baa2      BBB      1,461
                                                                                  --------
            ILLINOIS -- 1.9%
   4,500    Illinois, Metropolitan Pier and Exposition
              Authority, Dedicated State Tax Revenue Refunding,
              (McCormick Plant Expansion) Series 2002B, (MBIA
              Insured),
              5.250% 06/15/11...................................  Aaa       AAA      5,130
   1,990    Will County, Illinois, Student Housing Revenue,
              (Joliet Junior College Project) Series 2002A,
              6.625% 09/01/23...................................  NR        NR       1,969
                                                                                  --------
                                                                                     7,099
                                                                                  --------
            KANSAS -- 0.6%
   2,000    Burlington, Kansas, Environmental Improvement
              Revenue Refunding, (Power and Light Project)
              Series 1998K, Mandatory Put 10/01/07 @ 100,
              4.750% 09/01/15...................................  A2        BBB      2,043
                                                                                  --------
            MAINE -- 0.7%
   2,500    Baileyville, Maine, PCR, (Georgia-Pacific
              Corporation Project) Series 1998,
              4.750% 06/01/05...................................  Ba1       NR       2,364
                                                                                  --------

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            MICHIGAN -- 0.6%
 $ 2,000    Southfield, Michigan, Library Building Authority,
              GO, Series 2000, (MBIA Insured),
              5.500% 05/01/24...................................  Aaa       AAA   $  2,139
                                                                                  --------
            MISSISSIPPI -- 0.5%
   1,285    Mississippi State, Hospital Facilities and Equipment
              Authority, Revenue, (Forrest County General
              Hospital Project) Series 2000, (FSA Insured),
              5.625% 01/01/20...................................  Aaa       NR       1,412
     500    Warren County, Mississippi, Environmental
              Improvement Revenue Refunding, (International
              Paper Company Project) Series 2000A, AMT, 6.700%
              08/01/18..........................................  Baa2      BBB        533
                                                                                  --------
                                                                                     1,945
                                                                                  --------
            NEW YORK -- 0.6%
   2,005    New York City, New York, Industrial Development
              Agency, Civic Facility Revenue, (Polytechnic
              University Project) Series 2000,
              5.750% 11/01/10...................................  Baa3      BBB-     2,196
                                                                                  --------
            SOUTH CAROLINA -- 0.7%
   2,000    Calhoun County, South Carolina, Solid Waste Disposal
              Facility Revenue, (Carolina Eastman Company
              Project) Series 1992, AMT,
              6.750% 05/01/17...................................  A2        BBB+     2,557
                                                                                  --------
            TENNESSEE -- 0.6%
   2,000    Memphis-Shelby County, Tennessee, Airport Authority,
              Special Facilities Revenue Refunding, (Federal
              Express Corporation Project) Series 2001,
              5.000% 09/01/09...................................  Baa2      BBB      2,115
                                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS        VALUE
  (000)                                                            (UNAUDITED)      (000)
-------------------------------------------------------------------------------------------
            TEXAS -- 0.6%
 $ 2,000    Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding, Series 2002,
              6.000% 10/01/16...................................  Baa2      BBB-  $  2,145
                                                                                  --------
            WASHINGTON -- 1.8%
   1,000    Energy Northwest Washington, Electric Revenue
              Refunding, Series 2002A, (MBIA Insured),
              5.750% 07/01/18...................................  Aaa       AAA      1,143
   5,035    Washington State, Motor Vehicle Fuel Tax, GO, Series
              1997F,
              5.375% 07/01/22...................................  Aa1       AA+      5,239
                                                                                  --------
                                                                                     6,382
                                                                                  --------
            WISCONSIN -- 0.3%
   1,000    Wisconsin State, Health and Educational Facilities
              Revenue, (Agnesian Healthcare Project) Series
              2001,
              6.000% 07/01/21...................................  A3        A-       1,049
                                                                                  --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $327,255)...................................................   351,445
                                                                                  --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 1.6%
              (Cost $5,698)
  5,698     Nations Tax-Exempt Reserves, Trust Class#.....................      5,698
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $332,953*)..................................      99.0%   357,143
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................       1.0%
            Cash..........................................................   $      9
            Receivable for Fund shares sold...............................        448
            Dividends receivable..........................................          2
            Interest receivable...........................................      5,100
            Payable for Fund shares redeemed..............................       (638)
            Investment advisory fee payable...............................        (63)
            Administration fee payable....................................        (59)
            Shareholder servicing and distribution fees payable...........        (28)
            Distributions payable.........................................     (1,046)
            Accrued Trustees' fees and expenses...........................       (102)
            Accrued expenses and other liabilities........................       (107)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      3,516
                                                                             --------
            NET ASSETS..........................................     100.0%  $360,659
                                                                             ========

                                                                               VALUE
                                                                               (000)
--------------------------------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    639
            Accumulated net realized loss on investments sold.............       (729)
            Net unrealized appreciation of investments....................     24,190
            Paid-in capital...............................................    336,559
                                                                             --------
            NET ASSETS....................................................   $360,659
                                                                             ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share ($285,425,883 / 25,330,486 shares
              outstanding)................................................     $11.27
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($54,259,802 / 4,815,366 shares outstanding)................     $11.27
                                                                             ========

            Maximum sales charge..........................................      3.25%
            Maximum offering price per share..............................     $11.65

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($19,211,311 / 1,704,718 shares outstanding)................     $11.27
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($1,761,681 / 156,347 shares outstanding)...................     $11.27
                                                                             ========

---------------

 *Federal income tax information (see Note 7).

**The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

Nations Virginia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2002 (as a percentage of net assets):

Water Revenue                                        12.34%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 156

NATIONS FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


ABBREVIATIONS:

AMBAC            American Municipal Bond Assurance Corporation
AMBAC-TCRS       American Municipal Bond Assurance Corporation --
                  Transferable Custodial Receipts
AMT              Alternative Minimum Tax
CONNIE LEE       College Construction Loan Insurance Association
FGIC             Financial Guaranty Insurance Company
FHLMC COLL       Federal Home Loan Mortgage Corporation
                  collateral
FHA              Federal Housing Authority
FHA COLL         Federal Housing Authority collateral
FNMA COLL        Federal National Mortgage Association collateral
FSA              Financial Security Assurance
GO               General Obligation
GNMA COLL        Government National Mortgage Association
                  collateral
GTY-AGMT         Guarantee Agreement
GTD STD LNS      Guaranteed Student Loans
IDR              Industrial Development Revenue
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
MBIA-IBC         Municipal Bond Insurance Association -- Insured
                  Bond Certificate
NR               Not Rated
PCR              Pollution Control Revenue
PSF-GTD          Permanent School Fund Guarantee
SCSDE            South Carolina School District Enhancement
SCH BD GTY       School Bond Guarantee
VA COLL          Veterans Administration collateral
VA               Veterans Administration

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)

For the six months ended September 30, 2002

                                                                SHORT-TERM        INTERMEDIATE
                                                                MUNICIPAL          MUNICIPAL
                                                                  INCOME              BOND
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       10,216     $       34,244
Dividend income from affiliated funds.......................             231                217
                                                              --------------     --------------
                                                                      10,447             34,461
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,037              2,826
Administration fee..........................................             760              1,554
Transfer agent fees.........................................              84                197
Custodian fees..............................................               9                 38
Legal and audit fees........................................              43                 48
Trustees' fees and expenses.................................               7                  7
Interest expense............................................              --                 --
Registration and filing fees................................              56                 66
Printing expense............................................              20                 34
Other.......................................................              22                 46
                                                              --------------     --------------
    Subtotal................................................           2,038              4,816
Shareholder servicing and distribution fees:
  Investor A Shares.........................................             183                 42
  Investor B Shares.........................................              10                 23
  Investor C Shares.........................................             283                 14
                                                              --------------     --------------
    Total expenses..........................................           2,514              4,895
Fees waived and/or expenses reimbursed by investment
  advisor, administrator and/or distributor.................            (657)            (1,283)
                                                              --------------     --------------
    Net expenses............................................           1,857              3,612
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................           8,590             30,849
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................            (242)             3,315
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          15,892             63,779
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......          15,650             67,094
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       24,240     $       97,943
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

(a)California Intermediate Municipal Bond Fund commenced operations on August 19, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 158

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


                       CALIFORNIA                         FLORIDA                           GEORGIA
                      INTERMEDIATE      CALIFORNIA      INTERMEDIATE       FLORIDA        INTERMEDIATE
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
        INCOME          BOND(A)            BOND             BOND             BOND             BOND
-------------------------------------------------------------------------------------------------------

    $       23,897   $          653   $        6,573   $        5,878   $        3,407   $        4,472
               103                4               18               28               11               17
    --------------   --------------   --------------   --------------   --------------   --------------
            24,000              657            6,591            5,906            3,418            4,489
    --------------   --------------   --------------   --------------   --------------   --------------
             2,172               63              634              473              326              356
               956               35              279              260              144              196
               143                6               35               38               22               27
                29                2                7                8                5                6
                46               11               38               40               36               36
                 7                2                7                7                7                7
                --*              --               --*              --               --*              --*
                59                3                6                1                1                1
                31                8               17               13               14               14
                35                1               11               13                6               10
    --------------   --------------   --------------   --------------   --------------   --------------
             3,478              131            1,034              853              561              653
                62               --*             184               13               55               18
                48               --*              42               35               55               61
                 8               --*              19               13                2               14
    --------------   --------------   --------------   --------------   --------------   --------------
             3,596              131            1,279              914              673              746
              (871)             (51)            (273)            (262)            (169)            (208)
    --------------   --------------   --------------   --------------   --------------   --------------
             2,725               80            1,006              652              504              538
    --------------   --------------   --------------   --------------   --------------   --------------
            21,275              577            5,585            5,254            2,914            3,951
    --------------   --------------   --------------   --------------   --------------   --------------
           (10,086)             513              143              207            1,866              199
            40,988            2,152           16,958            8,422            6,177            5,839
    --------------   --------------   --------------   --------------   --------------   --------------
            30,902            2,665           17,101            8,629            8,043            6,038
    --------------   --------------   --------------   --------------   --------------   --------------
    $       52,177   $        3,242   $       22,686   $       13,883   $       10,957   $        9,989
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)

For the six months ended September 30, 2002

                                                                                    MARYLAND
                                                                  KANSAS          INTERMEDIATE
                                                                MUNICIPAL          MUNICIPAL
                                                                  INCOME              BOND
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $        2,364     $        5,657
Dividend income from affiliated funds.......................               8                 14
                                                              --------------     --------------
                                                                       2,372              5,671
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................             246                473
Administration fee..........................................             108                260
Transfer agent fees.........................................              17                 36
Custodian fees..............................................               3                  8
Legal and audit fees........................................              35                 38
Trustees' fees and expenses.................................               7                  7
Interest expense............................................              --*                --*
Registration and filing fees................................               5                  5
Printing expense............................................              10                 16
Other.......................................................               8                 13
                                                              --------------     --------------
    Subtotal................................................             439                856
Shareholder servicing and distribution fees:
  Investor A Shares.........................................               4                 30
  Investor B Shares.........................................              --*                98
  Investor C Shares.........................................              --*                10
                                                              --------------     --------------
    Total expenses..........................................             443                994
Fees waived and/or expenses reimbursed by investment
  advisor, administrator and/or distributor.................            (144)              (264)
                                                              --------------     --------------
    Net expenses............................................             299                730
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................           2,073              4,941
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................             (43)               413
Net change in unrealized appreciation/(depreciation) of
  investments...............................................           4,418             10,866
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......           4,375             11,279
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $        6,448     $       16,220
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 160

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


    NORTH CAROLINA   SOUTH CAROLINA     TENNESSEE          TEXAS           VIRGINIA
     INTERMEDIATE     INTERMEDIATE     INTERMEDIATE     INTERMEDIATE     INTERMEDIATE
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         BOND             BOND             BOND             BOND             BOND
--------------------------------------------------------------------------------------

    $        5,556   $        6,777   $        1,447   $        7,220   $        8,283
                50               42               17               42               33
    --------------   --------------   --------------   --------------   --------------
             5,606            6,819            1,464            7,262            8,316
    --------------   --------------   --------------   --------------   --------------
               464              523              122              562              674
               255              288               67              309              370
                35               40                9               45               51
                 8                9                2               10               11
                38               39               32               41               41
                 7                7                7                7                7
                --               --               --               --*              --*
                 1                1                3                7                1
                15               15               10               14               18
                13               13                4               11               15
    --------------   --------------   --------------   --------------   --------------
               836              935              256            1,006            1,188
                21               25               16                7               63
                87               66               20               27               81
                 5               24                4               --*               7
    --------------   --------------   --------------   --------------   --------------
               949            1,050              296            1,040            1,339
              (256)            (282)            (104)            (304)            (346)
    --------------   --------------   --------------   --------------   --------------
               693              768              192              736              993
    --------------   --------------   --------------   --------------   --------------
             4,913            6,051            1,272            6,526            7,323
    --------------   --------------   --------------   --------------   --------------
               459              527               45             (281)             302
            10,217            8,420            2,793           10,718           14,192
    --------------   --------------   --------------   --------------   --------------
            10,676            8,947            2,838           10,437           14,494
    --------------   --------------   --------------   --------------   --------------
    $       15,589   $       14,998   $        4,110   $       16,963   $       21,817
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                SHORT-TERM                           INTERMEDIATE
                                                             MUNICIPAL INCOME                      MUNICIPAL INCOME
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED                                 ENDED
                                                        9/30/02           YEAR ENDED          9/30/02           YEAR ENDED
                                                      (UNAUDITED)          3/31/02          (UNAUDITED)          3/31/02
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).......................  $        8,590     $        9,004     $       30,849     $       55,465
Net realized gain/(loss) on investments............            (242)               (14)             3,315              3,825
Net change in unrealized
  appreciation/(depreciation) of investments.......          15,892             (2,703)            63,779            (22,442)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................          24,240              6,287             97,943             36,848
Distributions to shareholders from net investment
  income:
  Primary A Shares.................................          (6,388)            (6,582)           (30,022)           (54,029)
  Investor A Shares................................          (1,733)            (2,088)              (704)            (1,236)
  Investor B Shares................................             (16)               (71)               (77)              (111)
  Investor C Shares................................            (454)              (248)               (47)               (47)
Distributions to shareholders from net realized
  gains on investments:
  Primary A Shares.................................              --                 --               (223)                --
  Investor A Shares................................              --                 --                 (5)                --
  Investor B Shares................................              --                 --                 (1)                --
  Investor C Shares................................              --                 --                 --*                --
Net increase/(decrease) in net assets from Fund
  share transactions...............................         376,415            402,545            732,691             (5,822)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............         392,064            399,843            799,555            (24,397)
NET ASSETS:
Beginning of period................................         533,340            133,497          1,195,543          1,219,940
                                                     --------------     --------------     --------------     --------------
End of period......................................  $      925,404     $      533,340     $    1,995,098     $    1,195,543
                                                     ==============     ==============     ==============     ==============
Undistributed net investment income/(distributions
  in excess of net investment income) at end of
  period...........................................  $          141     $          142     $        2,396     $        2,397
                                                     ==============     ==============     ==============     ==============

---------------

 * Amount represents less than $500.

(a)California Intermediate Municipal Bond Fund commenced operations August 19, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 162

NATIONS FUNDS

                                      CALIFORNIA INTERMEDIATE             CALIFORNIA
         MUNICIPAL INCOME                MUNICIPAL BOND(A)              MUNICIPAL BOND
-----------------------------------   -----------------------   -------------------------------
      SIX MONTHS                              PERIOD              SIX MONTHS
        ENDED                                  ENDED                ENDED
       9/30/02         YEAR ENDED             9/30/02              9/30/02         YEAR ENDED
     (UNAUDITED)        3/31/02             (UNAUDITED)          (UNAUDITED)        3/31/02
-----------------------------------------------------------------------------------------------

    $       21,275   $       45,372       $          577        $        5,585   $        9,228
           (10,086)             998                  513                   143               56

            40,988          (25,049)               2,152                16,958           (4,341)
    --------------   --------------       --------------        --------------   --------------

            52,177           21,321                3,242                22,686            4,943

           (19,891)         (42,656)                (575)               (2,150)          (2,323)
            (1,167)          (2,281)                  (2)               (3,214)          (6,589)
              (187)            (351)                  --*                 (153)            (236)
               (30)             (52)                  --*                  (68)             (82)

                --               --                   --                    --             (162)
                --               --                   --                    --             (583)
                --               --                   --                    --              (23)
                --               --                   --                    --               (7)

           (20,693)         (40,107)             123,673               133,670           25,668
    --------------   --------------       --------------        --------------   --------------
            10,209          (64,126)             126,338               150,771           20,606

           866,324          930,450                   --               214,093          193,487
    --------------   --------------       --------------        --------------   --------------
    $      876,533   $      866,324       $      126,338        $      364,864   $      214,093
    ==============   ==============       ==============        ==============   ==============

    $        1,982   $        1,982       $           --        $          567   $          567
    ==============   ==============       ==============        ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                           FLORIDA INTERMEDIATE                         FLORIDA
                                                              MUNICIPAL BOND                        MUNICIPAL BOND
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED                                 ENDED
                                                        9/30/02           YEAR ENDED          9/30/02           YEAR ENDED
                                                      (UNAUDITED)          3/31/02          (UNAUDITED)          3/31/02
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).......................  $        5,254     $       10,995     $        2,914     $        6,490
Net realized gain/(loss) on investments............             207                341              1,866                948
Net change in unrealized
  appreciation/(depreciation) of investments.......           8,422             (3,484)             6,177             (2,554)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................          13,883              7,852             10,957              4,884
Distributions to shareholders from net investment
  income:
  Primary A Shares.................................          (4,870)           (10,465)            (1,740)            (4,009)
  Investor A Shares................................            (219)              (317)              (967)            (2,075)
  Investor B Shares................................            (121)              (186)              (199)              (395)
  Investor C Shares................................             (44)               (18)                (7)                (6)
Distributions to shareholders from net realized
  gains on investments:
  Primary A Shares.................................              --                 --               (250)              (394)
  Investor A Shares................................              --                 --               (147)              (216)
  Investor B Shares................................              --                 --                (36)               (49)
  Investor C Shares................................              --                 --                 (1)                (1)
Net increase/(decrease) in net assets from Fund
  share transactions...............................          10,986            (18,953)            (3,109)           (16,359)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............          19,615            (22,087)             4,501            (18,620)
NET ASSETS:
Beginning of period................................         228,274            250,361            129,616            148,236
                                                     --------------     --------------     --------------     --------------
End of period......................................  $      247,889     $      228,274     $      134,117     $      129,616
                                                     ==============     ==============     ==============     ==============
Undistributed net investment income/(distributions
  in excess of net investment income) at end of
  period...........................................  $          211     $          211     $          323     $          322
                                                     ==============     ==============     ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 164

NATIONS FUNDS

       GEORGIA INTERMEDIATE                       KANSAS                     MARYLAND INTERMEDIATE
          MUNICIPAL BOND                     MUNICIPAL INCOME                   MUNICIPAL BOND
-----------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/02         YEAR ENDED        9/30/02         YEAR ENDED        9/30/02         YEAR ENDED
     (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02
-------------------------------------------------------------------------------------------------------

    $        3,951   $        6,976   $        2,073   $        4,682   $        4,941   $        9,001
               199              (45)             (43)             215              413              747

             5,839           (1,887)           4,418           (1,921)          10,866           (3,847)
    --------------   --------------   --------------   --------------   --------------   --------------

             9,989            5,044            6,448            2,976           16,220            5,901

            (3,371)          (6,131)          (2,015)          (4,569)          (4,093)          (7,993)
              (314)            (561)             (56)            (106)            (491)            (785)
              (217)            (247)              --*              (7)            (324)            (191)
               (49)             (36)              (1)              --              (33)             (26)

                --               --             (208)             (80)              --               --
                --               --               (4)              (1)              --               --
                --               --               --*              --               --               --
                --               --               --               --               --               --

            26,336           10,052           (5,088)          (8,701)          37,383            3,023
    --------------   --------------   --------------   --------------   --------------   --------------
            32,374            8,121             (924)         (10,488)          48,662              (71)

           155,694          147,573          101,646          112,134          201,132          201,203
    --------------   --------------   --------------   --------------   --------------   --------------
    $      188,068   $      155,694   $      100,722   $      101,646   $      249,794   $      201,132
    ==============   ==============   ==============   ==============   ==============   ==============

    $          251   $          251   $          113   $          112   $          166   $          166
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                        NORTH CAROLINA INTERMEDIATE           SOUTH CAROLINA INTERMEDIATE
                                                              MUNICIPAL BOND                        MUNICIPAL BOND
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED                                 ENDED
                                                        9/30/02           YEAR ENDED          9/30/02           YEAR ENDED
                                                      (UNAUDITED)          3/31/02          (UNAUDITED)          3/31/02
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).......................  $        4,913     $        9,047     $        6,051     $       11,864
Net realized gain/(loss) on investments............             459                412                527                306
Net change in unrealized
  appreciation/(depreciation) of investments.......          10,217             (3,257)             8,420             (3,275)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................          15,589              6,202             14,998              8,895
Distributions to shareholders from net investment
  income:
  Primary A Shares.................................          (4,270)            (8,353)            (5,272)           (10,631)
  Investor A Shares................................            (336)              (481)              (446)              (814)
  Investor B Shares................................            (291)              (199)              (245)              (288)
  Investor C Shares................................             (15)                (8)               (88)              (122)
Distributions to shareholders from net realized
  gains on investments:
  Primary A Shares.................................              --                 --                 --                 --
  Investor A Shares................................              --                 --                 --                 --
  Investor B Shares................................              --                 --                 --                 --
  Investor C Shares................................              --                 --                 --                 --
Net increase/(decrease) in net assets from Fund
  share transactions...............................          36,109              2,338             27,718             (5,285)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............          46,786               (501)            36,665             (8,245)
NET ASSETS:
Beginning of period................................         195,297            195,798            236,946            245,191
                                                     --------------     --------------     --------------     --------------
End of period......................................  $      242,083     $      195,297     $      273,611     $      236,946
                                                     ==============     ==============     ==============     ==============
Undistributed net investment income/(distributions
  in excess of net investment income) at end of
  period...........................................  $          727     $          726     $          883     $          883
                                                     ==============     ==============     ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 166

NATIONS FUNDS

        TENNESSEE INTERMEDIATE              TEXAS INTERMEDIATE               VIRGINIA INTERMEDIATE
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/02         YEAR ENDED        9/30/02         YEAR ENDED        9/30/02         YEAR ENDED
     (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02
    ---------------------------------------------------------------------------------------------------
    $        1,272   $        2,212   $        6,526   $       13,836   $        7,323   $       13,636
                45               --             (281)             698              302            1,164
             2,793             (514)          10,718           (4,954)          14,192           (4,717)
    --------------   --------------   --------------   --------------   --------------   --------------
             4,110            1,698           16,963            9,580           21,817           10,083
              (928)          (1,801)          (6,307)         (13,499)          (5,967)         (11,366)
              (264)            (360)            (120)            (252)          (1,054)          (1,914)
               (66)             (49)             (98)             (81)            (279)            (318)
               (12)              (2)              (2)              --*             (23)             (27)
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
             9,019            4,625           (1,004)         (16,417)          53,172           (9,537)
    --------------   --------------   --------------   --------------   --------------   --------------
            11,859            4,111            9,432          (20,669)          67,666          (13,079)
            52,435           48,324          272,774          293,443          292,993          306,072
    --------------   --------------   --------------   --------------   --------------   --------------
    $       64,294   $       52,435   $      282,206   $      272,774   $      360,659   $      292,993
    ==============   ==============   ==============   ==============   ==============   ==============
    $           23   $           21   $          446   $          447   $          639   $          639
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                     SHORT-TERM MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  35,840    $368,716      32,832    $334,597
  Issued as reinvestment of dividends.......................      50         511          23         237
  Redeemed..................................................  (7,969)    (81,929)     (7,243)    (73,714)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  27,921    $287,298      25,612    $261,120
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   7,694    $ 79,193      11,719    $119,451
  Issued as reinvestment of dividends.......................     136       1,424         165       1,674
  Redeemed..................................................  (2,005)    (20,563)     (1,849)    (18,808)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   5,825    $ 60,054      10,035    $102,317
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      --    $     --          --    $     --
  Issued as reinvestment of dividends.......................       1          13           6          62
  Redeemed..................................................      (9)        (98)       (162)     (1,645)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (8)   $    (85)       (156)   $ (1,583)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................   3,290    $ 33,793       4,160    $ 42,433
  Issued as reinvestment of dividends.......................      32         316          17         175
  Redeemed..................................................    (484)     (4,961)       (189)     (1,917)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   2,838    $ 29,148       3,988    $ 40,691
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  36,576    $376,415      39,479    $402,545
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 168

NATIONS FUNDS

                                                                       INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2002            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2002
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   13,833    $ 141,372       19,140    $ 194,388
  Issued in exchange for net assets of:
  Bank of America Arizona Tax-Exempt Fund (see Note 8)......    3,037       31,309           --           --
  Bank of America National Intermediate Tax-Exempt Bond Fund
    (see Note 8)............................................   35,674      367,794           --           --
  Bank of America National Short-Intermediate Tax-Exempt
    Fund (see Note 8).......................................   28,819      297,125           --           --
  Bank of America Oregon Tax-Exempt Income Fund (see Note
    8)......................................................    1,078       11,110           --           --
  Issued as reinvestment of dividends.......................       33          340           85          862
  Redeemed..................................................  (12,969)    (132,924)     (20,960)    (212,768)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   69,505    $ 716,126       (1,735)   $ (17,518)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    4,023    $  41,304        2,076    $  21,030
  Issued as reinvestment of dividends.......................       27          284           40          423
  Redeemed..................................................   (2,814)     (28,870)      (1,270)     (12,907)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,236    $  12,718          846    $   8,546
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      137    $   1,408          215    $   2,189
  Issued as reinvestment of dividends.......................        5           46            5           53
  Redeemed..................................................      (33)        (332)         (61)        (622)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      109    $   1,122          159    $   1,620
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      279    $   2,876          261    $   2,668
  Issued as reinvestment of dividends.......................        3           27            3           32
  Redeemed..................................................      (17)        (178)        (116)      (1,170)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      265    $   2,725          148    $   1,530
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   71,115    $ 732,691         (582)   $  (5,822)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             MUNICIPAL INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2002            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2002
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    7,391    $  81,589       15,205    $ 167,595
  Issued as reinvestment of dividends.......................       19          207           38          424
  Redeemed..................................................   (9,173)    (101,133)     (20,093)    (221,779)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,763)   $ (19,337)      (4,850)   $ (53,760)
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    3,999    $  44,074        7,190    $  79,183
  Issued as reinvestment of dividends.......................       61          670          126        1,392
  Redeemed..................................................   (4,301)     (47,408)      (6,095)     (67,366)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  $  (241)   $  (2,664)       1,221    $  13,209
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      112    $   1,240          177    $   1,955
  Issued as reinvestment of dividends.......................       10          108           18          197
  Redeemed..................................................      (51)        (564)        (156)      (1,721)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       71    $     784           39    $     431
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       51    $     572           20    $     220
  Issued as reinvestment of dividends.......................        2           25            4           42
  Redeemed..................................................       (7)         (73)         (22)        (249)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       46    $     524            2    $      13
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (1,887)   $ (20,693)      (3,588)   $ (40,107)
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 170

NATIONS FUNDS

                                                              CALIFORNIA INTERMEDIATE
                                                                   MUNICIPAL BOND
                                                                    PERIOD ENDED
                                                                 SEPTEMBER 30, 2002
                                                                    (UNAUDITED)
                                                              ------------------------
                                                               SHARES        DOLLARS
                                                              ------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................      236       $  2,381
  Issued in exchange for net assets of Bank of America
    Shorter-Term California Tax-Exempt Fund
    (see Note 8)............................................   13,038        130,380
  Issued as reinvestment of dividends.......................       --             --
  Redeemed..................................................   (1,072)       (10,924)
                                                               ------       --------
  Net increase/(decrease)...................................   12,202       $121,837
                                                               ======       ========
INVESTOR A SHARES:+
  Sold......................................................      118       $  1,195
  Issued as reinvestment of dividends.......................       --*             2
  Redeemed..................................................       --*            --*
                                                               ------       --------
  Net increase/(decrease)...................................      118       $  1,197
                                                               ======       ========
INVESTOR B SHARES:+
  Sold......................................................       15       $    149
  Issued as reinvestment of dividends.......................       --*            --*
  Redeemed..................................................       --*            --*
                                                               ------       --------
  Net increase/(decrease)...................................       15       $    149
                                                               ======       ========
INVESTOR C SHARES:+
  Sold......................................................       48       $    490
  Issued as reinvestment of dividends.......................       --             --
  Redeemed..................................................       --             --
                                                               ------       --------
  Net increase/(decrease)...................................       48       $    490
                                                               ======       ========
  Total net increase/(decrease).............................   12,383       $123,673
                                                               ======       ========

---------------

+ Primary A, Investor A, Investor B and Investor C shares commenced operations on August 19, 2002, September 9, 2002, August 28, 2002, and September 11, 2002 respectively.

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      CALIFORNIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002         YEAR ENDED
                                                                 (UNAUDITED)           MARCH 31, 2002
                                                              ------------------      -----------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              -----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,297    $ 24,889       4,210    $31,174
  Issued in exchange for net assets of Bank of America
    Longer-Term California Tax-Exempt Fund (see Note 8).....  16,257     122,576          --         --
  Issued as reinvestment of dividends.......................      10          77          18        132
  Redeemed..................................................  (1,349)    (10,161)     (1,287)    (9,526)
                                                              ------    --------      ------    -------
  Net increase/(decrease)...................................  18,215    $137,381       2,941    $21,780
                                                              ======    ========      ======    =======
INVESTOR A SHARES:
  Sold......................................................   4,083    $ 30,204       8,737    $65,024
  Issued as reinvestment of dividends.......................     236       1,771         540      3,997
  Redeemed..................................................  (5,174)    (38,432)     (9,303)   (69,166)
                                                              ------    --------      ------    -------
  Net increase/(decrease)...................................    (855)   $ (6,457)        (26)   $  (145)
                                                              ======    ========      ======    =======
INVESTOR B SHARES:
  Sold......................................................     191    $  1,424         360    $ 2,668
  Issued as reinvestment of dividends.......................      14         102          24        179
  Redeemed..................................................     (41)       (307)       (129)      (956)
                                                              ------    --------      ------    -------
  Net increase/(decrease)...................................     164    $  1,219         255    $ 1,891
                                                              ======    ========      ======    =======
INVESTOR C SHARES:
  Sold......................................................     246    $  1,857         380    $ 2,810
  Issued as reinvestment of dividends.......................       6          50           9         67
  Redeemed..................................................     (51)       (380)       (100)      (735)
                                                              ------    --------      ------    -------
  Net increase/(decrease)...................................     201    $  1,527         289    $ 2,142
                                                              ======    ========      ======    =======
  Total net increase/(decrease).............................  17,725    $133,670       3,459    $25,668
                                                              ======    ========      ======    =======

                       SEE NOTES TO FINANCIAL STATEMENTS.
 172

NATIONS FUNDS

                                                                 FLORIDA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,857    $ 30,774       4,172    $ 44,624
  Issued as reinvestment of dividends.......................       1          13           1          10
  Redeemed..................................................  (2,581)    (27,753)     (6,566)    (70,243)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     277    $  3,034      (2,393)   $(25,609)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     720    $  7,763         768    $  8,208
  Issued as reinvestment of dividends.......................       9          98          13         136
  Redeemed..................................................    (287)     (3,085)       (470)     (5,007)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     442    $  4,776         311    $  3,337
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     214    $  2,296         171    $  1,829
  Issued as reinvestment of dividends.......................       7          74          12         132
  Redeemed..................................................     (32)       (342)        (57)       (610)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     189    $  2,028         126    $  1,351
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     112    $  1,212         276    $  2,961
  Issued as reinvestment of dividends.......................       1          17           1          11
  Redeemed..................................................      (7)        (81)        (93)     (1,004)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     106    $  1,148         184    $  1,968
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   1,014    $ 10,986      (1,772)   $(18,953)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        FLORIDA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2002
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    649      $ 6,540        1,052    $ 10,469
  Issued as reinvestment of dividends.......................      5           50           10          99
  Redeemed..................................................   (978)      (9,830)      (2,636)    (26,255)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (324)     $(3,240)      (1,574)   $(15,687)
                                                               ====      =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................    400      $ 4,005          848    $  8,447
  Issued as reinvestment of dividends.......................     53          533          170       1,700
  Redeemed..................................................   (513)      (5,128)      (1,084)    (10,826)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................    (60)     $  (590)         (66)   $   (679)
                                                               ====      =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................    119      $ 1,189          179    $  1,789
  Issued as reinvestment of dividends.......................     12          118           22         216
  Redeemed..................................................    (75)        (752)        (222)     (2,217)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     56      $   555          (21)   $   (212)
                                                               ====      =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................     20      $   203           23    $    231
  Issued as reinvestment of dividends.......................     --*          --*          --*          1
  Redeemed..................................................     (4)         (37)          (1)        (13)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     16      $   166           22    $    219
                                                               ====      =======       ======    ========
  Total net increase/(decrease).............................   (312)     $(3,109)      (1,639)   $(16,359)
                                                               ====      =======       ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 174

NATIONS FUNDS

                                                                 GEORGIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,859    $ 20,203       2,350    $ 25,409
  Issued in exchange for Primary A Shares of Nations Georgia
    Municipal Bond Fund (see Note 8)........................   1,425      15,392          --          --
  Issued as reinvestment of dividends.......................       1           8           1          14
  Redeemed..................................................  (1,823)    (19,795)     (1,596)    (17,293)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,462    $ 15,808         755    $  8,130
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     466    $  5,051         539    $  5,844
  Issued in exchange for Investor A Shares of Nations
    Georgia Municipal Bond Fund (see Note 8)................     110       1,184          --          --
  Issued as reinvestment of dividends.......................      22         244          40         432
  Redeemed..................................................    (487)     (5,310)       (479)     (5,186)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     111    $  1,169         100    $  1,090
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      38    $    423          87    $    937
  Issued in exchange for Investor B Shares of Nations
    Georgia Municipal Bond Fund (see Note 8)................     658       7,105          --          --
  Issued as reinvestment of dividends.......................      10         108           8          86
  Redeemed..................................................     (74)       (800)        (78)       (843)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     632    $  6,836          17    $    180
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     212    $  2,311          67    $    733
  Issued in exchange for Investor C Shares of Nations
    Georgia Municipal Bond Fund (see Note 8)................      24         259          --          --
  Issued as reinvestment of dividends.......................       4          40           3          33
  Redeemed..................................................      (8)        (87)        (11)       (114)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     232    $  2,523          59    $    652
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   2,437    $ 26,336         931    $ 10,052
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       KANSAS MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     328    $  3,392         681    $  7,028
  Issued as reinvestment of dividends.......................       8          81          16         160
  Redeemed..................................................  (1,168)    (12,096)     (1,766)    (18,158)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (832)   $ (8,623)     (1,069)   $(10,970)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     470    $  4,958         392    $  4,029
  Issued as reinvestment of dividends.......................       4          36           4          47
  Redeemed..................................................    (152)     (1,560)       (152)     (1,574)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     322    $  3,434         244    $  2,502
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      --    $     --           2    $     25
  Issued as reinvestment of dividends.......................      --*         --*          1           6
  Redeemed..................................................      --          --         (26)       (264)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --*   $     --*        (23)   $   (233)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:+
  Sold......................................................       9    $    100          --    $     --
  Issued as reinvestment of dividends.......................       1           1          --          --
  Redeemed..................................................      --          --          --          --
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      10    $    101          --    $     --
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (500)   $ (5,088)       (848)   $ (8,701)
                                                              ======    ========      ======    ========

---------------

+ Investor C Shares commenced operations on July 9, 2002.

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 176

NATIONS FUNDS

                                                                 MARYLAND INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     965    $ 10,753       3,415    $ 37,615
  Issued in exchange for Primary A Shares of Nations
    Maryland Municipal Bond (see Note 8)....................   1,651      18,132          --          --
  Issued as reinvestment of dividends.......................       9          97          14         153
  Redeemed..................................................  (1,223)    (13,623)     (3,710)    (40,787)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,402    $ 15,359        (281)   $ (3,019)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     243    $  2,695         519    $  5,699
  Issued in exchange for Investor A Shares of Nations
    Maryland Municipal Bond (see Note 8)....................     291       3,196          --          --
  Issued as reinvestment of dividends.......................      30         336          50         552
  Redeemed..................................................    (170)     (1,881)       (242)     (2,675)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     394    $  4,346         327    $  3,576
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      74    $    829         143    $  1,570
  Issued in exchange for Investor B Shares of Nations
    Maryland Municipal Bond (see Note 8)....................   1,586      17,414          --          --
  Issued as reinvestment of dividends.......................      21         233          13         150
  Redeemed..................................................    (149)     (1,649)        (39)       (432)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,532    $ 16,827         117    $  1,288
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      41    $    447         109    $  1,199
  Issued in exchange for Investor C Shares of Nations
    Maryland Municipal Bond (see Note 8)....................      36         399          --          --
  Issued as reinvestment of dividends.......................       2          26           2          23
  Redeemed..................................................      (2)        (21)         (4)        (44)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      77    $    851         107    $  1,178
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   3,405    $ 37,383         270    $  3,023
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                              NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,351    $ 25,139       2,618    $ 27,760
  Issued in exchange for Primary A Shares of Nations North
    Carolina Municipal Bond (see Note 8)....................   2,127      22,457          --          --
  Issued as reinvestment of dividends.......................       1          11          13         137
  Redeemed..................................................  (3,038)    (32,575)     (2,720)    (28,762)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,441    $ 15,032         (89)   $   (865)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     430    $  4,612         273    $  2,873
  Issued in exchange for Investor A Shares of Nations North
    Carolina Municipal Bond (see Note 8)....................     385       4,062          --          --
  Issued as reinvestment of dividends.......................      22         231          28         295
  Redeemed..................................................    (218)     (2,338)       (129)     (1,370)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     619    $  6,567         172    $  1,798
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      28    $    300         148    $  1,567
  Issued in exchange for Investor B Shares of Nations North
    Carolina Municipal Bond (see Note 8)....................   1,443      15,236          --          --
  Issued as reinvestment of dividends.......................      20         210          15         158
  Redeemed..................................................    (150)     (1,604)        (93)       (985)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,341    $ 14,142          70    $    740
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      33    $    359          64    $    680
  Issued in exchange for Investor C Shares of Nations North
    Carolina Municipal Bond (see Note 8)....................       5          50          --          --
  Issued as reinvestment of dividends.......................      --*          3          --*          5
  Redeemed..................................................      (4)        (44)         (2)        (20)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      34    $    368          62    $    665
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   3,435    $ 36,109         215    $  2,338
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 178

NATIONS FUNDS

                                                              SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,637    $ 17,490       3,137    $ 33,350
  Issued in exchange for Primary A Shares of Nations South
    Carolina Municipal Bond (see Note 8)....................   1,589      16,840          --          --
  Issued as reinvestment of dividends.......................       6          71           7          82
  Redeemed..................................................  (2,104)    (22,497)     (3,825)    (40,691)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,128    $ 11,904        (681)   $ (7,259)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     561    $  6,026         363    $  3,856
  Issued in exchange for Investor A Shares of Nations South
    Carolina Municipal Bond (see Note 8)....................      98       1,035          --          --
  Issued as reinvestment of dividends.......................      19         199          29         310
  Redeemed..................................................    (182)     (1,933)       (430)     (4,581)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     496    $  5,327         (38)   $   (415)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      40    $    426         109    $  1,161
  Issued in exchange for Investor B Shares of Nations South
    Carolina Municipal Bond (see Note 8)....................     665       7,048          --          --
  Issued as reinvestment of dividends.......................      14         150          16         172
  Redeemed..................................................    (132)     (1,415)        (49)       (521)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     587    $  6,209          76    $    812
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     348    $  3,762         201    $  2,126
  Issued in exchange for Investor C Shares of Nations South
    Carolina Municipal Bond (see Note 8)....................      63         671          --          --
  Issued as reinvestment of dividends.......................       4          42           6          69
  Redeemed..................................................     (18)       (197)        (58)       (618)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     397    $  4,278         149    $  1,577
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   2,608    $ 27,718        (494)   $ (5,285)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                TENNESSEE INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2002
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    277      $ 2,884         759     $ 7,881
  Issued in exchange for Primary A Shares of Nations
    Tennessee Municipal Bond (see Note 8)...................    410        4,264          --          --
  Issued as reinvestment of dividends.......................      4           37           9          94
  Redeemed..................................................   (582)      (6,086)       (548)     (5,707)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    109      $ 1,099         220     $ 2,268
                                                               ====      =======        ====     =======
INVESTOR A SHARES:
  Sold......................................................    339      $ 3,545         288     $ 2,991
  Issued in exchange for Investor A Shares of Nations
    Tennessee Municipal Bond (see Note 8)...................    131        1,362          --          --
  Issued as reinvestment of dividends.......................     17          182          28         292
  Redeemed..................................................   (154)      (1,622)       (113)     (1,169)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    333      $ 3,467         203     $ 2,114
                                                               ====      =======        ====     =======
INVESTOR B SHARES:
  Sold......................................................     81      $   857          10     $   106
  Issued in exchange for Investor B Shares of Nations
    Tennessee Municipal Bond (see Note 8)...................    280        2,907          --          --
  Issued as reinvestment of dividends.......................      4           45           3          35
  Redeemed..................................................    (16)        (169)        (21)       (223)
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................    349      $ 3,640          (8)    $   (82)
                                                               ====      =======        ====     =======
INVESTOR C SHARES:
  Sold......................................................     63      $   660          31     $   323
  Issued in exchange for Investor C Shares of Nations
    Tennessee Municipal Bond (see Note 8)...................     27          280          --          --
  Issued as reinvestment of dividends.......................      1            9          --*          2
  Redeemed..................................................    (13)        (136)         --*         --*
                                                               ----      -------        ----     -------
  Net increase/(decrease)...................................     78      $   813          31     $   325
                                                               ====      =======        ====     =======
  Total net increase/(decrease).............................    869      $ 9,019         446     $ 4,625
                                                               ====      =======        ====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 180

NATIONS FUNDS

                                                                  TEXAS INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     599    $  6,207       2,407    $ 24,835
  Issued in exchange for Primary A Shares of Nations Texas
    Municipal Bond (see Note 8).............................     698       7,182          --          --
  Issued as reinvestment of dividends.......................       1          12           2          23
  Redeemed..................................................  (1,814)    (18,788)     (4,044)    (41,784)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (516)   $ (5,387)     (1,635)   $(16,926)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     104    $  1,082         472    $  4,870
  Issued in exchange for Investor A Shares of Nations Texas
    Municipal Bond (see Note 8).............................      34         351          --          --
  Issued as reinvestment of dividends.......................       6          57           9          98
  Redeemed..................................................    (112)     (1,168)       (429)     (4,422)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      32    $    322          52    $    546
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       2    $     27           2    $     26
  Issued in exchange for Investor B Shares of Nations Texas
    Municipal Bond (see Note 8).............................     458       4,709          --          --
  Issued as reinvestment of dividends.......................       5          52           6          59
  Redeemed..................................................     (73)       (757)        (17)       (177)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     392    $  4,031          (9)   $    (92)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       1    $      9           5    $     55
  Issued in exchange for Investor C Shares of Nations Texas
    Municipal Bond (see Note 8).............................       2          20          --          --
  Issued as reinvestment of dividends.......................      --*          1          --*         --*
  Redeemed..................................................      --*         --*         --*         --*
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       3    $     30           5    $     55
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     (89)   $ (1,004)     (1,587)   $(16,417)
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 VIRGINIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,997    $ 32,994       3,889    $ 42,475
  Issued in exchange for Primary A Shares of Nations
    Virginia Municipal Bond (see Note 8)....................   2,035      22,225          --          --
  Issued as reinvestment of dividends.......................       4          46           9          98
  Redeemed..................................................  (1,712)    (18,867)     (5,038)    (54,978)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   3,324    $ 36,398      (1,140)   $(12,405)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     533    $  5,874         577    $  6,308
  Issued in exchange for Investor A Shares of Nations
    Virginia Municipal Bond (see Note 8)....................     137       1,501          --          --
  Issued as reinvestment of dividends.......................      66         736         118       1,293
  Redeemed..................................................    (154)     (1,710)       (460)     (5,031)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     582    $  6,401         235    $  2,570
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      99    $  1,101          73    $    799
  Issued in exchange for Investor B Shares of Nations
    Virginia Municipal Bond (see Note 8)....................     823       8,985          --          --
  Issued as reinvestment of dividends.......................      17         190          20         216
  Redeemed..................................................     (67)       (737)        (72)       (780)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     872    $  9,539          21    $    235
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      69    $    764          21    $    229
  Issued in exchange for Investor C Shares of Nations
    Virginia Municipal Bond (see Note 8)....................       5          56          --          --
  Issued as reinvestment of dividends.......................       2          16           2          22
  Redeemed..................................................      --*         (2)        (17)       (188)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      76    $    834           6    $     63
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   4,854    $ 53,172        (878)   $ (9,537)
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 182

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    NET ASSET
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      VALUE
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT    END OF
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME      PERIOD
                                            -------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.13         $0.13           $ 0.25            $0.38          $(0.14)     $10.37
Year ended 3/31/2002*#....................    10.14          0.34             0.01             0.35           (0.36)      10.13
Year ended 3/31/2001#.....................     9.94          0.44             0.20             0.64           (0.44)      10.14
Year ended 3/31/2000#.....................    10.10          0.41            (0.16)            0.25           (0.41)       9.94
Year ended 3/31/1999#.....................    10.05          0.41             0.05             0.46           (0.41)      10.10
Year ended 3/31/1998......................     9.95          0.42             0.10             0.52           (0.42)      10.05
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.13         $0.12           $ 0.24            $0.36          $(0.12)     $10.37
Year ended 3/31/2002*#....................    10.14          0.30             0.03             0.33           (0.34)      10.13
Year ended 3/31/2001#.....................     9.94          0.41             0.21             0.62           (0.42)      10.14
Year ended 3/31/2000#.....................    10.10          0.39            (0.16)            0.23           (0.39)       9.94
Year ended 3/31/1999#.....................    10.05          0.39             0.05             0.44           (0.39)      10.10
Year ended 3/31/1998......................     9.95          0.40             0.10             0.50           (0.40)      10.05
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.13         $0.09           $ 0.24            $0.33          $(0.09)     $10.37
Year ended 3/31/2002*#....................    10.14          0.27            (0.02)            0.25           (0.26)      10.13
Year ended 3/31/2001#.....................     9.94          0.34             0.20             0.54           (0.34)      10.14
Year ended 3/31/2000#.....................    10.10          0.36            (0.16)            0.20           (0.36)       9.94
Year ended 3/31/1999#.....................    10.05          0.38             0.05             0.43           (0.38)      10.10
Year ended 3/31/1998......................     9.95          0.39             0.10             0.49           (0.39)      10.05
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.13         $0.08           $ 0.25            $0.33          $(0.09)     $10.37
Year ended 3/31/2002*#....................    10.14          0.19             0.06             0.25           (0.26)      10.13
Year ended 3/31/2001#.....................     9.94          0.34             0.20             0.54           (0.34)      10.14
Year ended 3/31/2000#.....................    10.10          0.32            (0.16)            0.16           (0.32)       9.94
Year ended 3/31/1999#.....................    10.05          0.40             0.02             0.42           (0.37)      10.10
Year ended 3/31/1998......................     9.95          0.39             0.10             0.49           (0.39)      10.05

---------------

 * Effective April 1, 2001, the Short-Term Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.33% to 3.37%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.08% to 3.12%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 2.33% to 2.37%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 2.33% to 2.37%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 184

NATIONS FUNDS

                                                                 WITHOUT WAIVERS
                                                                 AND/OR EXPENSE
                                                                 REIMBURSEMENTS
                                                                 ---------------
                         RATIO OF    RATIO OF NET                   RATIO OF
           NET ASSETS   OPERATING     INVESTMENT                    OPERATING
             END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------

  3.74%     $662,639       0.40%+        2.63%+          4%           0.59%+
  3.54       364,372       0.40(a)       3.37           12            0.63
  6.61       105,004       0.40(a)       4.41           38            0.66
  2.58        94,393       0.40(a)       4.16           90            0.77
  4.71        79,002       0.40(a)       4.11           53            0.80
  5.33        70,740       0.40(a)       4.17           94            0.77

  3.61%     $188,671       0.65%+        2.36%+          4%           0.84%+
  3.27       125,262       0.65(a)       3.12           12            0.88
  6.34        23,613       0.65(a)       4.16           38            0.91
  2.35        22,415       0.63(a)       3.93           90            1.02
  4.50        35,805       0.60(a)       3.91           53            1.05
  5.12        23,580       0.60(a)       3.97           94            0.97

  3.22%     $  1,844       1.40%+        1.63%+          4%           1.59%+
  2.51         1,884       1.40(a)       2.37           12            1.63
  5.56         3,463       1.40(a)       3.41           38            1.66
  1.99         7,030       0.94(a)       3.62           90            1.77
  4.34        13,931       0.75(a)       3.76           53            1.80
  4.96        13,753       0.75(a)       3.82           94            1.12

  3.21%     $ 72,250       1.40%+        1.63%+          4%           1.59%+
  2.47        41,822       1.40(a)       2.37           12            1.63
  5.55         1,417       1.40(a)       3.41           38            1.66
  1.57         1,616       1.40(a)       3.16           90            1.77
  4.29         2,583       0.83(a)       3.68           53            1.80
  4.99         1,388       0.75(a)       3.82           94            1.12

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.00         $0.22           $ 0.47           $ 0.69          $(0.23)
Year ended 3/31/2002*#....................    10.15          0.47            (0.15)            0.32           (0.47)
Year ended 3/31/2001......................     9.78          0.47             0.37             0.84           (0.47)
Year ended 3/31/2000#.....................    10.30          0.47            (0.50)           (0.03)          (0.47)
Year ended 3/31/1999......................    10.30          0.47             0.07             0.54           (0.47)
Year ended 3/31/1998......................    10.01          0.48             0.33             0.81           (0.48)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.00         $0.22           $ 0.45           $ 0.67          $(0.21)
Year ended 3/31/2002*#....................    10.15          0.45            (0.16)            0.29           (0.44)
Year ended 3/31/2001......................     9.78          0.46             0.36             0.82           (0.45)
Year ended 3/31/2000#.....................    10.30          0.45            (0.50)           (0.05)          (0.45)
Year ended 3/31/1999......................    10.30          0.45             0.07             0.52           (0.45)
Year ended 3/31/1998......................    10.01          0.46             0.33             0.79           (0.46)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.00         $0.17           $ 0.46           $ 0.63          $(0.17)
Year ended 3/31/2002*#....................    10.15          0.36            (0.14)            0.22           (0.37)
Year ended 3/31/2001......................     9.78          0.37             0.37             0.74           (0.37)
Year ended 3/31/2000#.....................    10.30          0.38            (0.50)           (0.12)          (0.38)
Year ended 3/31/1999......................    10.30          0.39             0.07             0.46           (0.39)
Year ended 3/31/1998......................    10.01          0.41             0.33             0.74           (0.41)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.00         $0.17           $ 0.46           $ 0.63          $(0.17)
Year ended 3/31/2002*#....................    10.16          0.35            (0.14)            0.21           (0.37)
Year ended 3/31/2001......................     9.78          0.37             0.38             0.75           (0.37)
Year ended 3/31/2000#.....................    10.30          0.38            (0.50)           (0.12)          (0.38)
Year ended 3/31/1999......................    10.30          0.40             0.09             0.49           (0.42)
Year ended 3/31/1998......................    10.01          0.42             0.33             0.75           (0.42)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.00)##
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000#.....................      (0.02)
Year ended 3/31/1999......................      (0.07)
Year ended 3/31/1998......................      (0.04)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.00)##
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000#.....................      (0.02)
Year ended 3/31/1999......................      (0.07)
Year ended 3/31/1998......................      (0.04)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.00)##
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000#.....................      (0.02)
Year ended 3/31/1999......................      (0.07)
Year ended 3/31/1998......................      (0.04)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.00)##
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000#.....................      (0.02)
Year ended 3/31/1999......................      (0.07)
Year ended 3/31/1998......................      (0.04)

---------------

 * Effective April 1, 2001, the Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.53% to 4.61%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.28% to 4.36%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.53% to 3.61%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.53% to 3.61%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $(0.01) per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 186

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------

   $(0.23)       $10.46       6.94%    $1,941,657      0.50%+        4.36%+          7%           0.68%+
    (0.47)        10.00       3.17      1,160,559      0.50(a)       4.61           14            0.68
    (0.47)        10.15       8.81      1,196,121      0.50(a)       4.73           17            0.68
    (0.49)         9.78      (0.27)       849,966      0.50(a)       4.75           30            0.70
    (0.54)        10.30       5.33        918,367      0.50(a)       4.55           40            0.68
    (0.52)        10.30       8.20        867,154      0.50(a)       4.65           47            0.74

   $(0.21)       $10.46       6.81%    $   43,135      0.75%+        4.11%+          7%           0.93%+
    (0.44)        10.00       2.91         28,868      0.75(a)       4.36           14            0.93
    (0.45)        10.15       8.54         20,728      0.75(a)       4.48           17            0.93
    (0.47)         9.78      (0.49)        19,782      0.73(a)       4.52           30            0.95
    (0.52)        10.30       5.12         16,149      0.70(a)       4.35           40            0.93
    (0.50)        10.30       7.99          6,487      0.70(a)       4.45           47            0.94

   $(0.17)       $10.46       6.41%    $    5,439      1.50%+        3.36%+          7%           1.68%+
    (0.37)        10.00       2.14          4,110      1.50(a)       3.61           14            1.68
    (0.37)        10.15       7.74          2,563      1.50(a)       3.73           17            1.68
    (0.40)         9.78      (1.18)         2,733      1.42(a)       3.83           30            1.70
    (0.46)        10.30       4.49          2,556      1.30(a)       3.75           40            1.68
    (0.45)        10.30       7.50          2,023      1.20(a)       3.95           47            1.44

   $(0.17)       $10.46       6.40%    $    4,866      1.50%+        3.36%+          7%           1.68%+
    (0.37)        10.00       2.03          2,006      1.50(a)       3.61           14            1.68
    (0.37)        10.16       7.84            528      1.50(a)       3.73           17            1.68
    (0.40)         9.78      (1.19)           539      1.50(a)       3.75           30            1.70
    (0.49)        10.30       4.80          1,511      1.21(a)       3.84           40            1.68
    (0.46)        10.30       7.62          1,590      1.20(a)       3.95           47            1.44

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.83         $0.27           $ 0.40           $ 0.67          $(0.27)
Year ended 3/31/2002*#....................    11.14          0.55            (0.31)            0.24           (0.55)
Year ended 3/31/2001#.....................    10.69          0.56             0.45             1.01           (0.56)
Year ended 3/31/2000#.....................    11.48          0.54            (0.78)           (0.24)          (0.54)
Year ended 3/31/1999......................    11.46          0.54             0.07             0.61           (0.54)
Year ended 3/31/1998......................    10.89          0.57             0.62             1.19           (0.57)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.83         $0.26           $ 0.39           $ 0.65          $(0.26)
Year ended 3/31/2002*#....................    11.14          0.53            (0.31)            0.22           (0.53)
Year ended 3/31/2001#.....................    10.68          0.53             0.46             0.99           (0.53)
Year ended 3/31/2000#.....................    11.48          0.52            (0.79)           (0.27)          (0.52)
Year ended 3/31/1999......................    11.46          0.52             0.07             0.59           (0.52)
Year ended 3/31/1998......................    10.89          0.54             0.62             1.16           (0.54)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.83         $0.22           $ 0.40           $ 0.62          $(0.22)
Year ended 3/31/2002*#....................    11.13          0.44            (0.30)            0.14           (0.44)
Year ended 3/31/2001#.....................    10.69          0.45             0.44             0.89           (0.45)
Year ended 3/31/2000#.....................    11.48          0.44            (0.78)           (0.34)          (0.44)
Year ended 3/31/1999......................    11.46          0.44             0.08             0.52           (0.45)
Year ended 3/31/1998......................    10.89          0.48             0.62             1.10           (0.48)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.84         $0.22           $ 0.39           $ 0.61          $(0.22)
Year ended 3/31/2002*#....................    11.14          0.44            (0.30)            0.14           (0.44)
Year ended 3/31/2001#.....................    10.69          0.45             0.45             0.90           (0.45)
Year ended 3/31/2000#.....................    11.48          0.44            (0.78)           (0.34)          (0.44)
Year ended 3/31/1999......................    11.46          0.46             0.07             0.53           (0.46)
Year ended 3/31/1998......................    10.89          0.49             0.62             1.11           (0.49)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
Year ended 3/31/1998......................      (0.05)

---------------

 * Effective April 1, 2001, the Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.95% to 5.01%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.70% to 4.76%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 4.01%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 4.01%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 188

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------

   $(0.27)       $11.23       6.27%     $814,528       0.60%+(a)     4.92%+         11%           0.80%+
    (0.55)        10.83       2.21       805,149       0.60(a)       5.01           13            0.79
    (0.56)        11.14       9.80       881,611       0.60(a)       5.13           18            0.79
    (0.55)        10.69      (2.08)      552,650       0.60(a)       4.99           36            0.82
    (0.59)        11.48       5.42       635,629       0.60(a)       4.71           11            0.80
    (0.62)        11.46      11.12       456,485       0.60(a)       4.97           38            0.84

   $(0.26)       $11.22       6.05%     $ 49,893       0.85%+(a)     4.67%+         11%           1.05%+
    (0.53)        10.83       1.95        50,765       0.85(a)       4.76           13            1.04
    (0.53)        11.14       9.55        38,591       0.83(a)       4.90           18            1.04
    (0.53)        10.68      (2.28)       35,937       0.83(a)       4.76           36            1.07
    (0.57)        11.48       5.21        28,625       0.80(a)       4.51           11            1.05
    (0.59)        11.46      10.89        19,226       0.80(a)       4.77           38            1.04

   $(0.22)       $11.23       5.74%     $ 10,239       1.60%+(a)     3.92%+         11%           1.80%+
    (0.44)        10.83       1.28         9,116       1.60(a)       4.01           13            1.79
    (0.45)        11.13       8.62         8,930       1.60(a)       4.13           18            1.79
    (0.45)        10.69      (2.99)        8,795       1.53(a)       4.06           36            1.82
    (0.50)        11.48       4.53        13,810       1.45(a)       3.86           11            1.80
    (0.53)        11.46      10.23        15,383       1.42(a)       4.15           38            1.66

   $(0.22)       $11.23       5.65%     $  1,873       1.60%+(a)     3.92%+         11%           1.80%+
    (0.44)        10.84       1.28         1,294       1.60(a)       4.01           13            1.79
    (0.45)        11.14       8.71         1,318       1.60(a)       4.13           18            1.79
    (0.45)        10.69      (3.03)        1,418       1.60(a)       3.99           36            1.82
    (0.51)        11.48       4.64         2,150       1.36(a)       3.95           11            1.80
    (0.54)        11.46      10.37         2,444       1.33(a)       4.24           38            1.57

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    NET ASSET
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      VALUE
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT    END OF
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME      PERIOD
                                            -------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES*
Period ended 9/30/2002# (unaudited).......   $10.00         $0.05           $0.19             $0.24          $(0.04)     $10.20
INVESTOR A SHARES*
Period ended 9/30/2002# (unaudited).......   $10.00         $0.02           $0.22             $0.24          $(0.02)     $10.22
INVESTOR B SHARES*
Period ended 9/30/2002# (unaudited).......   $10.00         $0.02           $0.21             $0.23          $(0.02)     $10.21
INVESTOR C SHARES*
Period ended 9/30/2002# (unaudited).......   $10.00         $0.02           $0.22             $0.24          $(0.02)     $10.22

---------------

 * California Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C shares commenced operations on August 19, 2002, September 9, 2002, August 29, 2002, and September 11, 2002 respectively.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 190

NATIONS FUNDS

                                                                    WITHOUT WAIVERS
                                                                    AND/OR EXPENSE
                                                                    REIMBURSEMENTS
                                                                    ---------------
                         RATIO OF    RATIO OF NET                      RATIO OF
           NET ASSETS   OPERATING     INVESTMENT                       OPERATING
             END OF      EXPENSES    INCOME/(LOSS)    PORTFOLIO       EXPENSES TO
 TOTAL       PERIOD     TO AVERAGE    TO AVERAGE       TURNOVER         AVERAGE
RETURN++     (000)      NET ASSETS    NET ASSETS         RATE         NET ASSETS
-----------------------------------------------------------------------------------

  2.44%     $124,490       0.50%+        3.68%+           6%             0.83%+

  0.96%     $  1,205       0.75%+        3.43%+           6%             1.08%+

  1.93%     $    152       1.50%+        2.68%+           6%             1.83%+

  0.99%     $    491       1.50%+        2.68%+           6%             1.83%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                      NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                        VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                      BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                      OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                      -----------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002#
  (unaudited).......................    $7.28         $0.16           $ 0.47           $ 0.63          $(0.17)        $  --
Year ended 3/31/2002*#..............     7.45          0.35            (0.14)            0.21           (0.35)        (0.03)
Year ended 3/31/2001#...............     7.13          0.37             0.33             0.70           (0.36)        (0.02)
Period ended 3/31/2000***...........     7.51          0.30            (0.36)           (0.06)          (0.30)        (0.02)
INVESTOR A SHARES**
Six months ended 9/30/2002#
  (unaudited).......................    $7.29         $0.16           $ 0.46           $ 0.62          $(0.16)        $  --
Year ended 3/31/2002*#..............     7.47          0.33            (0.15)            0.18           (0.33)        (0.03)
Year ended 3/31/2001#...............     7.14          0.35             0.34             0.69           (0.34)        (0.02)
Period ended 3/31/2000..............     7.50          0.31            (0.34)           (0.03)          (0.31)        (0.02)
Period ended 5/14/1999..............     7.60          0.07            (0.10)           (0.03)          (0.07)           --
Year ended 2/28/1999................     7.64          0.34             0.10             0.44           (0.34)        (0.14)
Year ended 2/28/1998................     7.35          0.35             0.29             0.64           (0.35)           --
Year ended 2/28/1997***.............     7.45          0.36            (0.05)            0.31           (0.36)        (0.05)
INVESTOR B SHARES**
Six months ended 9/30/2002#
  (unaudited).......................    $7.29         $0.14           $ 0.47           $ 0.61          $(0.14)        $  --
Year ended 3/31/2002*#..............     7.47          0.27            (0.14)            0.13           (0.28)        (0.03)
Year ended 3/31/2001#...............     7.14          0.30             0.34             0.64           (0.29)        (0.02)
Period ended 3/31/2000..............     7.51          0.27            (0.35)           (0.08)          (0.27)        (0.02)
Period ended 5/14/1999..............     7.61          0.06            (0.10)           (0.04)          (0.06)           --
Period ended 2/28/1999****..........     7.61          0.16             0.14             0.30           (0.16)        (0.14)
INVESTOR C SHARES
Six months ended 9/30/2002#
  (unaudited).......................    $7.27         $0.13           $ 0.47           $ 0.60          $(0.14)        $  --
Year ended 3/31/2002*#..............     7.44          0.27            (0.13)            0.14           (0.28)        (0.03)
Year ended 3/31/2001#...............     7.12          0.30             0.33             0.63           (0.29)        (0.02)
Period ended 3/31/2000****..........     7.31          0.19            (0.17)            0.02           (0.19)        (0.02)

---------------

   * Effective April 1, 2001, the California Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

      Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.69% to 4.71%.

      Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.44% to 4.46%.

      Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.69% to 3.71%.

      Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.69% to 3.71%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

  +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  ** The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Municipal Bond Fund A and B Shares, which were reorganized into the California Municipal Bond Investor A and Investor B Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.

 *** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

 ****California Municipal Bond Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998 and July 29, 1999, respectively.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 192

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                     AND/OR EXPENSE
                                                                                                     REIMBURSEMENTS
                                                                                                     ---------------
                                                     RATIO OF            RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING             INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES            INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE            TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS            NET ASSETS       RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------------

   $(0.17)        $7.74       8.79%     $202,432       0.60%+(a)             4.56%+          2%           0.81%+
    (0.38)         7.28       2.85        57,803       0.60                  4.71            8            0.85
    (0.38)         7.45      10.05        37,285       0.60(a)               5.04           20            0.82
    (0.32)         7.13      (0.66)       21,654       0.60+(a)              4.70+          34            0.79+

   $(0.16)        $7.75       8.65%     $148,200       0.85%+(a)             4.31%+          2%           1.06%+
    (0.36)         7.29       2.45       145,567       0.85                  4.46            8            1.10
    (0.36)         7.47       9.93       149,282       0.83(a)               4.81           20            1.07
    (0.33)         7.14      (0.46)      157,672       0.80+(a)              4.50+          34            1.04+
    (0.07)         7.50      (0.42)      206,000       0.93+                 4.40+           1            0.96+
    (0.48)         7.60       5.94       219,000       0.93                  4.42           42            0.93
    (0.35)         7.64       9.18       214,000       0.90(b)               4.74           28            1.06(b)
    (0.41)         7.35       4.29       221,000       0.90(b)               4.88           34            1.10(b)

   $(0.14)        $7.76       8.38%     $  9,204       1.60%+(a)             3.56%+          2%           1.81%+
    (0.31)         7.29       1.68         7,458       1.60                  3.71            8            1.85
    (0.31)         7.47       9.15         5,729       1.55(a)               4.09           20            1.82
    (0.29)         7.14      (1.16)        4,206       1.45+(a)              3.85+          34            1.79+
    (0.06)         7.51      (0.57)        3,000       1.66+                 3.63+           1            1.69+
    (0.30)         7.61       4.09         2,000       1.70+(b)              3.67+          42            1.71+(b)

   $(0.14)        $7.73       8.26%     $  5,028       1.60%+(a)             3.56%+          2%           1.81%+
    (0.31)         7.27       1.82         3,265       1.60                  3.71            8            1.85%
    (0.31)         7.44       8.97         1,191       1.60(a)               4.04           20            1.82
    (0.21)         7.12       0.30           258       1.60+(a)              3.70+          34            1.79+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                     NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS      NET ASSET
                                       VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET        VALUE
                                     BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT      END OF
                                     OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME        PERIOD
                                     -----------------------------------------------------------------------------------------
FLORIDA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002#
  (unaudited)......................   $10.55         $0.23           $ 0.41           $ 0.64          $(0.24)       $10.95
Year ended 3/31/2002*#.............    10.70          0.50            (0.15)            0.35           (0.50)        10.55
Year ended 3/31/2001...............    10.34          0.50             0.37             0.87           (0.51)        10.70
Year ended 3/31/2000#..............    10.79          0.50            (0.45)            0.05           (0.50)        10.34
Year ended 3/31/1999...............    10.77          0.50             0.02             0.52           (0.50)        10.79
Year ended 3/31/1998...............    10.40          0.50             0.37             0.87           (0.50)        10.77
INVESTOR A SHARES
Six months ended 9/30/2002#
  (unaudited)......................   $10.54         $0.22           $ 0.41           $ 0.63          $(0.23)       $10.94
Year ended 3/31/2002*#.............    10.69          0.47            (0.15)            0.32           (0.47)        10.54
Year ended 3/31/2001...............    10.33          0.48             0.36             0.84           (0.48)        10.69
Year ended 3/31/2000#..............    10.79          0.48            (0.46)            0.02           (0.48)        10.33
Year ended 3/31/1999...............    10.77          0.48             0.02             0.50           (0.48)        10.79
Year ended 3/31/1998...............    10.40          0.48             0.37             0.85           (0.48)        10.77
INVESTOR B SHARES
Six months ended 9/30/2002#
  (unaudited)......................   $10.55         $0.19           $ 0.40           $ 0.59          $(0.19)       $10.95
Year ended 3/31/2002*#.............    10.70          0.39            (0.15)            0.24           (0.39)        10.55
Year ended 3/31/2001...............    10.34          0.40             0.36             0.76           (0.40)        10.70
Year ended 3/31/2000#..............    10.79          0.41            (0.45)           (0.04)          (0.41)        10.34
Year ended 3/31/1999...............    10.77          0.42             0.02             0.44           (0.42)        10.79
Year ended 3/31/1998...............    10.40          0.43             0.37             0.80           (0.43)        10.77
INVESTOR C SHARES
Six months ended 9/30/2002#
  (unaudited)......................   $10.56         $0.18           $ 0.41           $ 0.59          $(0.19)       $10.96
Year ended 3/31/2002*#.............    10.72          0.31            (0.08)            0.23           (0.39)        10.56
Year ended 3/31/2001...............    10.36          0.40             0.36             0.76           (0.40)        10.72
Year ended 3/31/2000#..............    10.79          0.40            (0.43)           (0.03)          (0.40)        10.36
Year ended 3/31/1999...............    10.77          0.41             0.03             0.44           (0.42)        10.79
Year ended 3/31/1998#..............    10.40          0.43             0.37             0.80           (0.43)        10.77

---------------

 * Effective April 1, 2001, the Florida Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.61% to 4.65%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.36% to 4.40%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 194

NATIONS FUNDS

                                                                  WITHOUT WAIVERS
                                                                  AND/OR EXPENSE
                                                                  REIMBURSEMENTS
                                                                  ---------------
                         RATIO OF     RATIO OF NET                   RATIO OF
           NET ASSETS    OPERATING     INVESTMENT                    OPERATING
             END OF     EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     AVERAGE NET    TO AVERAGE     TURNOVER        AVERAGE
RETURN++     (000)        ASSETS       NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------

  6.15%     $222,869       0.50%+         4.49%+         7%            0.72%+
  3.28       211,928       0.50(a)        4.65           15            0.73
  8.59       240,441       0.50(a)        4.82            6            0.71
  0.54       207,704       0.50(a)        4.80           12            0.74
  4.95       234,530       0.50           4.65           14            0.72
  8.55       203,710       0.50(a)        4.74           13            0.76

  6.02%     $ 13,685       0.75%+         4.24%+         7%            0.97%+
  3.03         8,530       0.75(a)        4.40           15            0.98
  8.33         5,319       0.75(a)        4.57            6            0.96
  0.22         9,695       0.73(a)        4.57           12            0.99
  4.74        12,783       0.70           4.45           14            0.97
  8.34         7,205       0.70(a)        4.54           13            0.96

  5.62%     $  7,978       1.50%+         3.49%+         7%            1.72%+
  2.26         5,700       1.50(a)        3.65           15            1.73
  7.52         4,429       1.50(a)        3.82            6            1.71
 (0.38)        4,639       1.41(a)        3.89           12            1.74
  4.11         5,090       1.30           3.85           14            1.72
  7.80         3,606       1.20(a)        4.04           13            1.46

  5.60%     $  3,357       1.50%+         3.49%+         7%            1.72%+
  2.12         2,116       1.50(a)        3.65           15            1.73
  7.49           172       1.50(a)        3.82            6            1.71
 (0.26)          117       1.50(a)        3.80           12            1.74
  4.10         1,416       1.36           3.79           14            1.72
  7.80           188       1.20(a)        4.04           13            1.46

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                      NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                        VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                      BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                      OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                      -----------------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002#
  (unaudited).......................    $9.81         $0.23           $ 0.62           $ 0.85          $(0.23)       $(0.03)
Year ended 3/31/2002*#..............     9.98          0.47            (0.12)            0.35           (0.47)        (0.05)
Year ended 3/31/2001................     9.53          0.48             0.46             0.94           (0.48)        (0.01)
Year ended 3/31/2000................     9.99          0.48            (0.46)            0.02           (0.48)           --
Year ended 3/31/1999................     9.99          0.48             0.00             0.48           (0.48)           --
Year ended 3/31/1998................     9.48          0.48             0.51             0.99           (0.48)           --
INVESTOR A SHARES
Six months ended 9/30/2002#
  (unaudited).......................    $9.81         $0.22           $ 0.62           $ 0.84          $(0.22)       $(0.03)
Year ended 3/31/2002*#..............     9.98          0.45            (0.12)            0.33           (0.45)        (0.05)
Year ended 3/31/2001................     9.53          0.45             0.46             0.91           (0.45)        (0.01)
Year ended 3/31/2000................     9.99          0.46            (0.46)              --           (0.46)           --
Year ended 3/31/1999................     9.99          0.46             0.00             0.46           (0.46)           --
Year ended 3/31/1998................     9.48          0.46             0.51             0.97           (0.46)           --
INVESTOR B SHARES
Six months ended 9/30/2002#
  (unaudited).......................    $9.81         $0.18           $ 0.62           $ 0.80          $(0.18)       $(0.03)
Year ended 3/31/2002*#..............     9.98          0.37            (0.12)            0.25           (0.37)        (0.05)
Year ended 3/31/2001................     9.53          0.38             0.46             0.84           (0.38)        (0.01)
Year ended 3/31/2000................     9.99          0.39            (0.46)           (0.07)          (0.39)           --
Year ended 3/31/1999................     9.99          0.40             0.00             0.40           (0.40)           --
Year ended 3/31/1998................     9.48          0.40             0.51             0.91           (0.40)           --
INVESTOR C SHARES
Six months ended 9/30/2002#
  (unaudited).......................    $9.80         $0.18           $ 0.62           $ 0.80          $(0.18)       $(0.03)
Year ended 3/31/2002*#..............     9.97          0.36            (0.11)            0.25           (0.37)        (0.05)
Year ended 3/31/2001................     9.53          0.37             0.46             0.83           (0.38)        (0.01)
Year ended 3/31/2000................     9.99          0.38            (0.46)           (0.08)          (0.38)           --
Year ended 3/31/1999#...............     9.99          0.37             0.03             0.40           (0.40)           --
Year ended 3/31/1998#...............     9.48          0.41             0.51             0.92           (0.41)           --

---------------

 * Effective April 1, 2001, the Florida Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.71% to 4.76%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.46% to 4.51%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.71% to 3.76%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.71% to 3.76%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 196

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------

   $(0.26)       $10.40       8.86%     $76,433        0.60%+(a)     4.63%+         11%           0.86%+
    (0.52)         9.81       3.55       75,300        0.60(a)       4.76            5            0.87
    (0.49)         9.98      10.13       92,327        0.60(a)       4.93            7            0.83
    (0.48)         9.53       0.26       79,335        0.60(a)       4.98           18            0.86
    (0.48)         9.99       4.90       77,197        0.60(a)       4.80           16            0.85
    (0.48)         9.99      10.60       27,378        0.60(a)       4.85           19            0.90

   $(0.25)       $10.40       8.72%     $45,598        0.85%+(a)     4.38%+         11%           1.11%+
    (0.50)         9.81       3.29       43,619        0.85(a)       4.51            5            1.12
    (0.46)         9.98       9.86       45,034        0.85(a)       4.68            7            1.08
    (0.46)         9.53       0.04       49,439        0.83(a)       4.75           18            1.11
    (0.46)         9.99       4.69       65,373        0.80(a)       4.60           16            1.10
    (0.46)         9.99      10.38        2,027        0.80(a)       4.65           19            1.10

   $(0.21)       $10.40       8.32%     $11,618        1.60%+(a)     3.63%+         11%           1.86%+
    (0.42)         9.81       2.52       10,419        1.60(a)       3.76            5            1.87
    (0.39)         9.98       9.05       10,811        1.60(a)       3.93            7            1.83
    (0.39)         9.53      (0.67)      12,802        1.53(a)       4.05           18            1.86
    (0.40)         9.99       4.01       15,435        1.45(a)       3.95           16            1.85
    (0.40)         9.99       9.71       17,048        1.42(a)       4.03           19            1.72

   $(0.21)       $10.39       8.32%     $   468        1.60%+(a)     3.63%+         11%           1.86%+
    (0.42)         9.80       2.51          278        1.60(a)       3.76            5            1.87
    (0.39)         9.97       8.92           64        1.60(a)       3.93            7            1.83
    (0.38)         9.53      (0.73)          23        1.60(a)       3.98           18            1.86
    (0.40)         9.99       4.01           23        1.53(a)       3.87           16            1.85
    (0.41)         9.99       9.83            3        1.33(a)       4.12           19            1.63

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                      NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                        VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET      FROM NET
                                      BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT     REALIZED
                                      OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME         GAINS
                                      -----------------------------------------------------------------------------------------
GEORGIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002#
  (unaudited).......................   $10.69         $0.25           $ 0.37           $ 0.62          $(0.25)       $   --
Year ended 3/31/2002*#..............    10.82          0.50            (0.13)            0.37           (0.50)           --
Year ended 3/31/2001................    10.42          0.51             0.40             0.91           (0.51)           --
Year ended 3/31/2000................    10.94          0.50            (0.51)           (0.01)          (0.50)        (0.01)
Year ended 3/31/1999................    10.92          0.49             0.07             0.56           (0.50)        (0.04)
Year ended 3/31/1998................    10.58          0.49             0.38             0.87           (0.49)        (0.04)
INVESTOR A SHARES
Six months ended 9/30/2002#
  (unaudited).......................   $10.69         $0.24           $ 0.36           $ 0.60          $(0.23)       $   --
Year ended 3/31/2002*#..............    10.82          0.48            (0.13)            0.35           (0.48)           --
Year ended 3/31/2001................    10.42          0.48             0.40             0.88           (0.48)           --
Year ended 3/31/2000................    10.94          0.48            (0.52)           (0.04)          (0.47)        (0.01)
Year ended 3/31/1999................    10.92          0.47             0.06             0.53           (0.47)        (0.04)
Year ended 3/31/1998................    10.58          0.47             0.38             0.85           (0.47)        (0.04)
INVESTOR B SHARES
Six months ended 9/30/2002#
  (unaudited).......................   $10.69         $0.19           $ 0.37           $ 0.56          $(0.19)       $   --
Year ended 3/31/2002*#..............    10.82          0.39            (0.12)            0.27           (0.40)           --
Year ended 3/31/2001................    10.42          0.40             0.40             0.80           (0.40)           --
Year ended 3/31/2000................    10.94          0.40            (0.51)           (0.11)          (0.40)        (0.01)
Year ended 3/31/1999................    10.92          0.41             0.06             0.47           (0.41)        (0.04)
Year ended 3/31/1998................    10.58          0.42             0.38             0.80           (0.42)        (0.04)
INVESTOR C SHARES
Six months ended 9/30/2002#
  (unaudited).......................   $10.69         $0.19           $ 0.37           $ 0.56          $(0.19)       $   --
Year ended 3/31/2002*#..............    10.82          0.39            (0.12)            0.27           (0.40)           --
Year ended 3/31/2001................    10.42          0.40             0.40             0.80           (0.40)           --
Year ended 3/31/2000................    10.94          0.39            (0.51)           (0.12)          (0.39)        (0.01)
Year ended 3/31/1999................    10.92          0.41             0.05             0.46           (0.40)        (0.04)
Year ended 3/31/1998#...............    10.58          0.42             0.38             0.80           (0.42)        (0.04)

---------------

 * Effective April 1, 2001, the Georgia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.61% to 4.65%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.36% to 4.40%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 198

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------

   $(0.25)       $11.06       5.84%     $155,489       0.50%+(a)     4.54%+          4%           0.73%+
    (0.50)        10.69       3.50       134,638       0.50(a)       4.65            6            0.76
    (0.51)        10.82       8.93       128,158       0.50(a)       4.80           10            0.73
    (0.51)        10.42      (0.02)      121,948       0.50(a)       4.69           28            0.78
    (0.54)        10.94       5.20       132,016       0.50          4.51           14            0.73
    (0.53)        10.92       8.45       125,654       0.50          4.54           25            0.75

   $(0.23)       $11.06       5.70%     $ 14,459       0.75%+(a)     4.29%+          4%           0.98%+
    (0.48)        10.69       3.24        12,791       0.75(a)       4.40            6            1.01
    (0.48)        10.82       8.66        11,872       0.75(a)       4.55           10            0.98
    (0.48)        10.42      (0.27)       13,244       0.73(a)       4.46           28            1.03
    (0.51)        10.94       4.99        19,674       0.70          4.31           14            0.98
    (0.51)        10.92       8.24         9,446       0.70          4.34           25            0.95

   $(0.19)       $11.06       5.31%     $ 14,103       1.50%+(a)     3.54%+          4%           1.73%+
    (0.40)        10.69       2.47         6,865       1.50(a)       3.65            6            1.76
    (0.40)        10.82       7.85         6,773       1.50(a)       3.80           10            1.73
    (0.41)        10.42      (0.96)        6,812       1.41(a)       3.78           28            1.78
    (0.45)        10.94       4.37         8,310       1.30          3.71           14            1.73
    (0.46)        10.92       7.70         7,378       1.20          3.84           25            1.45

   $(0.19)       $11.06       5.30%     $  4,017       1.50%+(a)     3.54%+          4%           1.73%+
    (0.40)        10.69       2.46         1,400       1.50(a)       3.65            6            1.76
    (0.40)        10.82       7.96           770       1.50(a)       3.80           10            1.73
    (0.40)        10.42      (1.13)          764       1.50(a)       3.69           28            1.78
    (0.44)        10.94       4.35           886       1.31          3.70           14            1.73
    (0.46)        10.92       7.70         1,034       1.20          3.84           25            1.45

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
KANSAS MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.16         $0.22           $ 0.45            $0.67          $(0.22)
Year ended 3/31/2002*#....................    10.33          0.45            (0.16)            0.29           (0.45)
Period ended 3/31/2001**#.................    10.00          0.46             0.18             0.64           (0.31)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.15         $0.18           $ 0.49            $0.67          $(0.21)
Year ended 3/31/2002*#....................    10.33          0.43            (0.17)            0.26           (0.43)
Period ended 3/31/2001**#.................    10.00          0.47             0.13             0.60           (0.27)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.14         $0.17           $ 0.46            $0.63          $(0.17)
Year ended 3/31/2002*#....................    10.32          0.35            (0.17)            0.18           (0.35)
Period ended 3/31/2001**#.................    10.00          0.33             0.19             0.52           (0.20)
INVESTOR C SHARES
Period ended 9/30/2002**# (unaudited).....   $10.00         $0.07           $ 0.57            $0.64          $(0.07)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
KANSAS MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.02)
Year ended 3/31/2002*#....................      (0.01)
Period ended 3/31/2001**#.................       0.00
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.02)
Year ended 3/31/2002*#....................      (0.01)
Period ended 3/31/2001**#.................       0.00
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.02)
Year ended 3/31/2002*#....................      (0.01)
Period ended 3/31/2001**#.................       0.00
INVESTOR C SHARES
Period ended 9/30/2002**# (unaudited).....     $   --

---------------

 * Effective April 1, 2001, the Kansas Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.39% to 4.40.%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.14% to 4.15%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.39% to 3.40%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 **Kansas Municipal Income Primary A, Investor A, Investor B and Investor C
   Shares commenced operations on July 17, 2000, August 14, 2000, August 29, 2000 and July 9, 2002, respectively.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 200

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------

   $(0.24)       $10.59       6.69%     $ 93,924       0.60%+(a)     4.22%+         16%           0.89%+
    (0.46)        10.16       2.84        98,506       0.60(a)       4.40           13            0.91
    (0.31)        10.33       6.60       111,226       0.60+(a)      4.44+(a)       17            0.93+

   $(0.23)       $10.59       6.66%     $  6,669       0.85%+(a)     3.97%+         16%           1.14%+
    (0.44)        10.15       2.49         3,115       0.85(a)       4.15           13            1.16
    (0.27)        10.33       5.66           646       0.85+(a)      4.19+(a)       17            1.18+

   $(0.19)       $10.58       6.27%     $     26       1.60%+(a)     3.22%+         16%           1.89%+
    (0.36)        10.14       1.62            25       1.60(a)       3.40           13            1.91
    (0.20)        10.32       4.78           262       1.60+(a)      3.44+(a)       17            1.93+

   $(0.07)       $10.57       2.93%     $    103       1.60%+(a)     3.22%+         16%           1.89%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.84         $0.24           $ 0.54           $ 0.78          $(0.24)
Year ended 3/31/2002*#....................    11.01          0.50            (0.17)            0.33           (0.50)
Year ended 3/31/2001#.....................    10.58          0.51             0.43             0.94           (0.51)
Year ended 3/31/2000......................    11.07          0.50            (0.48)            0.02           (0.50)
Year ended 3/31/1999......................    11.01          0.50             0.06             0.56           (0.50)
Year ended 3/31/1998......................    10.70          0.51             0.31             0.82           (0.51)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.84         $0.23           $ 0.54           $ 0.77          $(0.23)
Year ended 3/31/2002*#....................    11.01          0.47            (0.17)            0.30           (0.47)
Year ended 3/31/2001#.....................    10.58          0.48             0.43             0.91           (0.48)
Year ended 3/31/2000......................    11.07          0.47            (0.48)           (0.01)          (0.47)
Year ended 3/31/1999......................    11.01          0.48             0.06             0.54           (0.48)
Year ended 3/31/1998......................    10.70          0.49             0.31             0.80           (0.49)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.84         $0.19           $ 0.53           $ 0.72          $(0.18)
Year ended 3/31/2002*#....................    11.01          0.38            (0.16)            0.22           (0.39)
Year ended 3/31/2001#.....................    10.58          0.40             0.43             0.83           (0.40)
Year ended 3/31/2000......................    11.07          0.40            (0.48)           (0.08)          (0.40)
Year ended 3/31/1999......................    11.01          0.41             0.06             0.47           (0.41)
Year ended 3/31/1998......................    10.70          0.43             0.31             0.74           (0.43)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.84         $0.19           $ 0.53           $ 0.72          $(0.18)
Year ended 3/31/2002*#....................    11.01          0.35            (0.13)            0.22           (0.39)
Year ended 3/31/2001#.....................    10.58          0.40             0.43             0.83           (0.40)
Year ended 3/31/2000......................    11.07          0.39            (0.48)           (0.09)          (0.39)
Year ended 3/31/1999......................    11.01          0.41             0.06             0.47           (0.41)
Year ended 3/31/1998......................    10.70          0.43             0.31             0.74           (0.43)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --

---------------

 * Effective April 1, 2001, the Maryland Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.49% to 4.54%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.24% to 4.29%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.54%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.54%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 202

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------

   $(0.24)       $11.38       7.26%     $197,054       0.50%+(a)     4.30%+          8%           0.72%+
    (0.50)        10.84       3.02       172,600       0.50(a)       4.54           16            0.74
    (0.51)        11.01       9.08       178,304       0.50          4.72           13            0.71
    (0.51)        10.58       0.17       169,218       0.50          4.65           21            0.76
    (0.50)        11.07       5.17       183,356       0.50          4.51           22            0.74
    (0.51)        11.01       7.83        84,715       0.50          4.63           12            0.80

   $(0.23)       $11.38       7.12%     $ 26,270       0.75%+(a)     4.05%+          8%           0.97%+
    (0.47)        10.84       2.76        20,760       0.75(a)       4.29           16            0.99
    (0.48)        11.01       8.81        17,478       0.75          4.47           13            0.96
    (0.48)        10.58      (0.06)       16,454       0.73          4.42           21            1.01
    (0.48)        11.07       4.96        17,166       0.70          4.31           22            0.99
    (0.49)        11.01       7.61        15,558       0.70          4.43           12            1.00

   $(0.18)       $11.38       6.72%     $ 24,069       1.50%+(a)     3.30%+          8%           1.72%+
    (0.39)        10.84       1.99         6,318       1.50(a)       3.54           16            1.74
    (0.40)        11.01       8.01         5,120       1.50          3.72           13            1.71
    (0.41)        10.58      (0.74)        5,662       1.42          3.73           21            1.76
    (0.41)        11.07       4.33         5,989       1.30          3.71           22            1.74
    (0.43)        11.01       7.07         4,804       1.20          3.93           12            1.50

   $(0.18)       $11.38       6.72%     $  2,402       1.50%+(a)     3.30%+          8%           1.72%+
    (0.39)        10.84       1.98         1,454       1.50(a)       3.54           16            1.74
    (0.40)        11.01       8.01           301       1.50          3.72           13            1.71
    (0.40)        10.58      (0.82)          335       1.50          3.65           21            1.76
    (0.41)        11.07       4.31           561       1.32          3.69           22            1.74
    (0.43)        11.01       7.07           840       1.20          3.93           12            1.50

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.43         $0.23           $ 0.50           $ 0.73          $(0.23)
Year ended 3/31/2002*#....................    10.58          0.49            (0.16)            0.33           (0.48)
Year ended 3/31/2001#.....................    10.21          0.49             0.37             0.86           (0.49)
Year ended 3/31/2000......................    10.71          0.48            (0.48)            0.00           (0.48)
Year ended 3/31/1999......................    10.70          0.49             0.04             0.53           (0.49)
Year ended 3/31/1998......................    10.34          0.49             0.36             0.85           (0.49)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.44         $0.22           $ 0.49           $ 0.71          $(0.22)
Year ended 3/31/2002*#....................    10.58          0.46            (0.14)            0.32           (0.46)
Year ended 3/31/2001#.....................    10.21          0.47             0.36             0.83           (0.46)
Year ended 3/31/2000......................    10.71          0.46            (0.48)           (0.02)          (0.46)
Year ended 3/31/1999......................    10.70          0.47             0.04             0.51           (0.47)
Year ended 3/31/1998......................    10.34          0.47            (0.36)            0.83           (0.47)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.43         $0.19           $ 0.49           $ 0.68          $(0.18)
Year ended 3/31/2002*#....................    10.58          0.38            (0.15)            0.23           (0.38)
Year ended 3/31/2001#.....................    10.21          0.38             0.37             0.75           (0.38)
Year ended 3/31/2000......................    10.71          0.39            (0.48)           (0.09)          (0.39)
Year ended 3/31/1999......................    10.70          0.40             0.04             0.44           (0.40)
Year ended 3/31/1998......................    10.34          0.42             0.36             0.78           (0.42)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.44         $0.18           $ 0.49           $ 0.67          $(0.18)
Year ended 3/31/2002*#....................    10.58          0.34            (0.10)            0.24           (0.38)
Year ended 3/31/2001#.....................    10.21          0.39             0.36             0.75           (0.38)
Year ended 3/31/2000......................    10.71          0.38            (0.48)           (0.10)          (0.38)
Year ended 3/31/1999......................    10.70          0.42             0.02             0.44           (0.40)
Year ended 3/31/1998......................    10.34          0.42             0.36             0.78           (0.42)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)
Year ended 3/31/1998......................         --
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)
Year ended 3/31/1998......................         --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)
Year ended 3/31/1998......................         --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)
Year ended 3/31/1998......................         --

---------------

 * Effective April 1, 2001, the North Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.48% to 4.58%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.23% to 4.33%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.48% to 3.58%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.48% to 3.58%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 204

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------

   $(0.23)       $10.93       7.08%     $200,781       0.50%+        4.33%+          8%           0.72%+
    (0.48)        10.43       3.20       176,671       0.50(a)       4.58           13            0.74
    (0.49)        10.58       8.61       180,126       0.50(a)       4.71           19            0.71
    (0.50)        10.21       0.05       175,650       0.50(a)       4.67           19            0.76
    (0.52)        10.71       5.03       193,398       0.50          4.57           16            0.71
    (0.49)        10.70       8.39       179,729       0.50(a)       4.69           21            0.76

   $(0.22)       $10.93       6.85%     $ 19,310       0.75%+        4.08%+          8%           0.97%+
    (0.46)        10.44       3.04        11,975       0.75(a)       4.33           13            0.99
    (0.46)        10.58       8.34        10,332       0.75(a)       4.46           19            0.96
    (0.48)        10.21      (0.18)        9,684       0.73(a)       4.44           19            1.01
    (0.50)        10.71       4.82        10,099       0.70          4.37           16            0.96
    (0.47)        10.70       8.17         8,572       0.70(a)       4.49           21            0.96

   $(0.18)       $10.93       6.55%     $ 20,847       1.50%+        3.33%+          8%           1.72%+
    (0.38)        10.43       2.17         5,917       1.50(a)       3.58           13            1.74
    (0.38)        10.58       7.54         5,261       1.50(a)       3.71           19            1.71
    (0.41)        10.21      (0.87)        5,212       1.41(a)       3.76           19            1.76
    (0.43)        10.71       4.20         6,671       1.30          3.77           16            1.71
    (0.42)        10.70       7.64         6,859       1.20(a)       3.99           21            1.46

   $(0.18)       $10.93       6.44%     $  1,145       1.50%+        3.33%+          8%           1.72%+
    (0.38)        10.44       2.25           734       1.50(a)       3.58           13            1.74
    (0.38)        10.58       7.54            79       1.50(a)       3.71           19            1.71
    (0.40)        10.21      (0.95)           88       1.50(a)       3.67           19            1.76
    (0.43)        10.71       4.18           109       1.31          3.76           16            1.71
    (0.42)        10.70       7.64           822       1.20(a)       3.99           21            1.46

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.50         $0.25           $ 0.37           $ 0.62          $(0.25)
Year ended 3/31/2002*#....................    10.64          0.52            (0.14)            0.38           (0.52)
Year ended 3/31/2001#.....................    10.27          0.52             0.37             0.89           (0.52)
Year ended 3/31/2000#.....................    10.79          0.51            (0.51)              --           (0.51)
Year ended 3/31/1999......................    10.79          0.51             0.04             0.55           (0.51)
Year ended 3/31/1998......................    10.50          0.52             0.29             0.81           (0.52)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.50         $0.24           $ 0.37           $ 0.61          $(0.24)
Year ended 3/31/2002*#....................    10.64          0.50            (0.14)            0.36           (0.50)
Year ended 3/31/2001#.....................    10.27          0.49             0.37             0.86           (0.49)
Year ended 3/31/2000#.....................    10.79          0.49            (0.51)           (0.02)          (0.49)
Year ended 3/31/1999......................    10.79          0.49             0.04             0.53           (0.49)
Year ended 3/31/1998......................    10.50          0.50             0.29             0.79           (0.50)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.50         $0.21           $ 0.36           $ 0.57          $(0.20)
Year ended 3/31/2002*#....................    10.64          0.42            (0.14)            0.28           (0.42)
Year ended 3/31/2001#.....................    10.27          0.41             0.37             0.78           (0.41)
Year ended 3/31/2000#.....................    10.79          0.41            (0.51)           (0.10)         (0..41)
Year ended 3/31/1999......................    10.79          0.43             0.04             0.47           (0.43)
Year ended 3/31/1998......................    10.50          0.44             0.29             0.73           (0.44)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.51         $0.21           $ 0.36           $ 0.57          $(0.20)
Year ended 3/31/2002*#....................    10.64          0.41            (0.12)            0.29           (0.42)
Year ended 3/31/2001#.....................    10.27          0.41             0.37             0.78           (0.41)
Year ended 3/31/2000#.....................    10.79          0.40            (0.51)           (0.11)          (0.40)
Year ended 3/31/1999......................    10.79          0.42             0.04             0.46           (0.42)
Year ended 3/31/1998......................    10.50          0.44             0.29             0.73           (0.44)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................      (0.00)##
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................      (0.00)##
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................      (0.00)##
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................      (0.00)##

---------------

 * Effective April 1, 2001, the South Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.78% to 4.92%.

     Investor A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.53% to 4.67%.

     Investor B Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.78% to 3.92%.

     Investor C Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.78% to 3.92%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 206

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------

   $(0.25)       $10.87        5.99%    $227,194       0.50%+        4.72%+            9%         0.72%+
    (0.52)        10.50        3.65      207,645       0.50(a)       4.92              8          0.73
    (0.52)        10.64        8.85      217,513       0.50(a)       4.95              9          0.70
    (0.52)        10.27        0.09      204,854       0.50(a)       4.88             14          0.74
    (0.55)        10.79        5.22      239,195       0.50(a)       4.75              9          0.69
    (0.52)        10.79        7.88      253,090       0.50(a)       4.86             16          0.75

   $(0.24)       $10.87        5.86%    $ 23,810       0.75%+        4.47%+            9%         0.97%+
    (0.50)        10.50        3.39       17,791       0.75(a)       4.67              8          0.98
    (0.49)        10.64        8.58       18,420       0.75(a)       4.70              9          0.95
    (0.50)        10.27       (0.14)      17,396       0.73(a)       4.65             14          0.99
    (0.53)        10.79        5.01       18,729       0.70(a)       4.55              9          0.94
    (0.50)        10.79        7.67       13,945       0.70(a)       4.66             16          0.95

   $(0.20)       $10.87        5.47%    $ 14,450       1.50%+        3.72%+            9%         1.72%+
    (0.42)        10.50        2.62        7,797       1.50(a)       3.92              8          1.73
    (0.41)        10.64        7.78        7,083       1.50(a)       3.95              9          1.70
    (0.42)        10.27       (0.82)       7,310       1.41(a)       3.97             14          1.74
    (0.47)        10.79        4.39        8,542       1.30(a)       3.95              9          1.69
    (0.44)        10.79        7.13        6,819       1.20(a)       4.16             16          1.45

   $(0.20)       $10.88        5.46%    $  8,157       1.50%+        3.72%+            9%         1.72%+
    (0.42)        10.51        2.71        3,713       1.50(a)       3.92              8          1.73
    (0.41)        10.64        7.78        2,175       1.50(a)       3.95              9          1.70
    (0.41)        10.27       (0.91)       2,755       1.50(a)       3.88             14          1.74
    (0.46)        10.79        4.36        3,102       1.32(a)       3.93              9          1.69
    (0.44)        10.79        7.13        2,698       1.20(a)       4.16             16          1.45

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.25         $0.23           $ 0.50           $ 0.73          $(0.23)
Year ended 3/31/2002*#....................    10.35          0.46            (0.10)            0.36           (0.46)
Year ended 3/31/2001#.....................     9.91          0.48             0.44             0.92           (0.48)
Year ended 3/31/2000#.....................    10.46          0.47            (0.54)           (0.07)          (0.47)
Year ended 3/31/1999......................    10.40          0.47             0.06             0.53           (0.47)
Year ended 3/31/1998......................    10.08          0.47             0.32             0.79           (0.47)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.25         $0.21           $ 0.50           $ 0.71          $(0.21)
Year ended 3/31/2002*#....................    10.35          0.43            (0.09)            0.34           (0.44)
Year ended 3/31/2001#.....................     9.91          0.45             0.44             0.89           (0.45)
Year ended 3/31/2000#.....................    10.46          0.44            (0.54)           (0.10)          (0.44)
Year ended 3/31/1999......................    10.40          0.45             0.06             0.51           (0.45)
Year ended 3/31/1998......................    10.08          0.45             0.32             0.77           (0.45)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.26         $0.18           $ 0.48           $ 0.66          $(0.17)
Year ended 3/31/2002*#....................    10.35          0.36            (0.09)            0.27           (0.36)
Year ended 3/31/2001#.....................     9.91          0.38             0.44             0.82           (0.38)
Year ended 3/31/2000#.....................    10.46          0.38            (0.54)           (0.16)          (0.38)
Year ended 3/31/1999......................    10.40          0.38             0.06             0.44           (0.38)
Year ended 3/31/1998......................    10.08          0.40             0.32             0.72           (0.40)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.21         $0.17           $ 0.49           $ 0.66          $(0.17)
Year ended 3/31/2002*#....................    10.31          0.30            (0.04)            0.26           (0.36)
Year ended 3/31/2001#.....................     9.87          0.42             0.40             0.82           (0.38)
Year ended 3/31/2000#.....................    10.45          0.39            (0.57)           (0.18)          (0.39)
Year ended 3/31/1999......................    10.40          0.39             0.05             0.44           (0.39)
Year ended 3/31/1998......................    10.08          0.40             0.32             0.72           (0.40)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --

---------------

 * Effective April 1, 2001, the Tennessee Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.44% to 4.45%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.44% to 3.45%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.44% to 3.45%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 208

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------

   $(0.23)       $10.75       7.15%     $43,939        0.50%+        4.29%+          3%           0.84%+
    (0.46)        10.25       3.54       40,807        0.50          4.45            0            0.93
    (0.48)        10.35       9.53       38,928        0.50(a)       4.77           10            0.84
    (0.48)         9.91      (0.67)      37,736        0.50(a)       4.62           49            0.94
    (0.47)        10.46       5.18       42,826        0.50          4.48           22            0.85
    (0.47)        10.40       7.99       39,091        0.50(a)       4.58           38            0.84

   $(0.21)       $10.75       7.01%     $14,015        0.75%+        4.04%+          3%           1.09%+
    (0.44)        10.25       3.28        9,955        0.75          4.20            0            1.18
    (0.45)        10.35       9.25        7,945        0.75(a)       4.52           10            1.09
    (0.45)         9.91      (0.90)       7,810        0.73(a)       4.39           49            1.19
    (0.45)        10.46       4.97        9,242        0.70          4.28           22            1.10
    (0.45)        10.40       7.77        8,061        0.70(a)       4.38           38            1.04

   $(0.17)       $10.75       6.51%     $ 5,172        1.50%+        3.29%+          3%           1.84%+
    (0.36)        10.26       2.61        1,351        1.50          3.45            0            1.93
    (0.38)        10.35       8.44        1,448        1.50(a)       3.77           10            1.84
    (0.39)         9.91      (1.58)       1,783        1.41(a)       3.71           49            1.94
    (0.38)        10.46       4.34        3,007        1.30          3.68           22            1.85
    (0.40)        10.40       7.24        2,924        1.20(a)       3.88           38            1.54

   $(0.17)       $10.70       6.53%     $ 1,168        1.50%+        3.29%+          3%           1.84%+
    (0.36)        10.21       2.52          322        1.50          3.45            0            1.93
    (0.38)        10.31       8.46            3        1.50(a)       3.77           10            1.84
    (0.40)         9.87      (1.96)           3        1.50(a)       3.62           49            1.94
    (0.39)        10.45       4.28           33        1.11          3.87           22            1.85
    (0.40)        10.40       7.29            3        1.20(a)       3.88           38            1.54

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.19         $0.24           $ 0.39           $ 0.63          $(0.24)
Year ended 3/31/2002*#....................    10.35          0.50            (0.16)            0.34           (0.50)
Year ended 3/31/2001......................    10.00          0.51             0.35             0.86           (0.51)
Year ended 3/31/2000......................    10.48          0.49            (0.48)            0.01           (0.49)
Year ended 3/31/1999......................    10.50          0.49             0.02             0.51           (0.49)
Year ended 3/31/1998......................    10.18          0.49             0.32             0.81           (0.49)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.19         $0.23           $ 0.39           $ 0.62          $(0.23)
Year ended 3/31/2002*#....................    10.35          0.48            (0.16)            0.32           (0.48)
Year ended 3/31/2001......................    10.00          0.48             0.35             0.83           (0.48)
Year ended 3/31/2000......................    10.48          0.47            (0.48)           (0.01)          (0.47)
Year ended 3/31/1999......................    10.50          0.47             0.02             0.49           (0.47)
Year ended 3/31/1998......................    10.18          0.47             0.32             0.79           (0.47)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.19         $0.19           $ 0.39           $ 0.58          $(0.19)
Year ended 3/31/2002*#....................    10.35          0.40            (0.16)            0.24           (0.40)
Year ended 3/31/2001......................    10.00          0.40             0.35             0.75           (0.40)
Year ended 3/31/2000......................    10.48          0.40            (0.48)           (0.08)          (0.40)
Year ended 3/31/1999......................    10.50          0.41             0.02             0.43           (0.41)
Year ended 3/31/1998......................    10.18          0.42             0.32             0.74           (0.42)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.18         $0.19           $ 0.40           $ 0.59          $(0.19)
Year ended 3/31/2002*#....................    10.35          0.24            (0.02)            0.22           (0.39)
Year ended 3/31/2001......................    10.00          0.40             0.35             0.75           (0.40)
Year ended 3/31/2000......................    10.48          0.38            (0.48)           (0.10)          (0.38)
Year ended 3/31/1999#.....................    10.50          0.40             0.02             0.42           (0.40)
Year ended 3/31/1998......................    10.18          0.42             0.32             0.74           (0.42)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................         --
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................         --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999......................      (0.04)
Year ended 3/31/1998......................         --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999#.....................      (0.04)
Year ended 3/31/1998......................         --

---------------

 * Effective April 1, 2001, the Texas Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.84% to 4.87%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.59% to 4.62%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 210

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------

   $(0.24)       $10.58       6.27%     $270,534       0.50%+(a)     4.67%+         13%           0.72%+
    (0.50)        10.19       3.36       265,882       0.50(a)       4.87            5            0.72
    (0.51)        10.35       8.78       286,949       0.50(a)       5.00            6            0.70
    (0.49)        10.00       0.17       326,323       0.50(a)       4.84           33            0.72
    (0.53)        10.48       4.98       391,431       0.50          4.66           22            0.68
    (0.49)        10.50       8.09       385,770       0.50          4.74           19            0.75

   $(0.23)       $10.58       6.14%     $  5,334       0.75%+(a)     4.42%+         13%           0.97%+
    (0.48)        10.19       3.10         4,813       0.75(a)       4.62            5            0.97
    (0.48)        10.35       8.52         4,346       0.75(a)       4.75            6            0.95
    (0.47)        10.00      (0.06)        6,075       0.73(a)       4.61           33            0.97
    (0.51)        10.48       4.77         6,909       0.70          4.46           22            0.93
    (0.47)        10.50       7.87         2,666       0.70          4.54           19            0.95

   $(0.19)       $10.58       5.75%     $  6,248       1.50%+(a)     3.67%+         13%           1.72%+
    (0.40)        10.19       2.33         2,021       1.50(a)       3.87            5            1.72
    (0.40)        10.35       7.71         2,145       1.50(a)       4.00            6            1.70
    (0.40)        10.00      (0.74)        2,005       1.42(a)       3.92           33            1.72
    (0.45)        10.48       4.15         2,137       1.30          3.86           22            1.68
    (0.42)        10.50       7.34         2,184       1.20          4.04           19            1.45

   $(0.19)       $10.58       5.84%     $     90       1.50%+(a)     3.67%+         13%           1.72%+
    (0.39)        10.18       2.16            58       1.50(a)       3.87            5            1.72
    (0.40)        10.35       7.69             3       1.50(a)       4.00            6            1.70
    (0.38)        10.00      (0.86)            3       1.50(a)       3.84           33            1.72
    (0.44)        10.48       4.14             3       1.33          3.83           22            1.68
    (0.42)        10.50       7.34           293       1.20          4.04           19            1.45

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.79         $0.25           $ 0.48           $ 0.73          $(0.25)
Year ended 3/31/2002*#....................    10.92          0.50            (0.13)            0.37           (0.50)
Year ended 3/31/2001#.....................    10.51          0.50             0.41             0.91           (0.50)
Year ended 3/31/2000#.....................    10.98          0.50            (0.47)            0.03           (0.50)
Year ended 3/31/1999......................    10.92          0.50             0.06             0.56           (0.50)
Year ended 3/31/1998......................    10.59          0.51             0.33             0.84           (0.51)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.79         $0.23           $ 0.48           $ 0.71          $(0.23)
Year ended 3/31/2002*#....................    10.92          0.47            (0.13)            0.34           (0.47)
Year ended 3/31/2001#.....................    10.51          0.48             0.41             0.89           (0.48)
Year ended 3/31/2000#.....................    10.98          0.47            (0.47)            0.00           (0.47)
Year ended 3/31/1999#.....................    10.92          0.47             0.07             0.54           (0.48)
Year ended 3/31/1998......................    10.59          0.49             0.33             0.82           (0.49)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.79         $0.20           $ 0.47           $ 0.67          $(0.19)
Year ended 3/31/2002*#....................    10.92          0.39            (0.13)            0.26           (0.39)
Year ended 3/31/2001#.....................    10.51          0.40             0.41             0.81           (0.40)
Year ended 3/31/2000#.....................    10.98          0.40            (0.47)           (0.07)          (0.40)
Year ended 3/31/1999......................    10.92          0.41             0.06             0.47           (0.41)
Year ended 3/31/1998#.....................    10.59          0.44             0.33             0.77           (0.44)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.79         $0.19           $ 0.48           $ 0.67          $(0.19)
Year ended 3/31/2002*#....................    10.92          0.39            (0.13)            0.26           (0.39)
Year ended 3/31/2001#.....................    10.51          0.40             0.41             0.81           (0.40)
Year ended 3/31/2000#.....................    10.98          0.39            (0.47)           (0.08)          (0.39)
Year ended 3/31/1999#.....................    10.92          0.39             0.08             0.47           (0.41)
Year ended 3/31/1998#.....................    10.59          0.44             0.33             0.77           (0.44)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999......................         --
Year ended 3/31/1998......................         --
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999#.....................         --
Year ended 3/31/1998......................         --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999......................         --
Year ended 3/31/1998#.....................         --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999#.....................         --
Year ended 3/31/1998#.....................         --

---------------

 * Effective April 1, 2001, the Virginia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.49% to 4.58%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.24% to 4.33%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.58%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.58%.

   Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 212

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                                                             AND/OR EXPENSE
                                                                                             REIMBURSEMENTS
                                                                                             ---------------
                                                     RATIO OF    RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING     INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE    TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS    NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------



   $(0.25)       $11.27       6.79%     $285,426       0.50%+(a)     4.44%+          3%           0.71%+
    (0.50)        10.79       3.44       237,459       0.50(a)       4.58           10            0.72
    (0.50)        10.92       8.92       252,741       0.50          4.73            9            0.70
    (0.50)        10.51       0.29       228,698       0.50(a)       4.66           23            0.73
    (0.50)        10.98       5.21       227,299       0.50(a)       4.54            5            0.70
    (0.51)        10.92       8.12       170,969       0.50(a)       4.77           21            0.74



   $(0.23)       $11.27       6.66%     $ 54,260       0.75%+(a)     4.19%+          3%           0.96%+
    (0.47)        10.79       3.18        45,678       0.75(a)       4.33           10            0.97
    (0.48)        10.92       8.65        43,655       0.75          4.48            9            0.95
    (0.47)        10.51       0.06        46,663       0.73(a)       4.43           23            0.98
    (0.48)        10.98       5.00        56,733       0.70(a)       4.34            5            0.95
    (0.49)        10.92       7.91        54,080       0.70(a)       4.57           21            0.94



   $(0.19)       $11.27       6.26%     $ 19,211       1.50%+(a)     3.44%+          3%           1.71%+
    (0.39)        10.79       2.40         8,987       1.50(a)       3.58           10            1.72
    (0.40)        10.92       7.85         8,859       1.50          3.73            9            1.70
    (0.40)        10.51      (0.63)        9,073       1.41(a)       3.75           23            1.73
    (0.41)        10.98       4.38        10,296       1.30(a)       3.74            5            1.70
    (0.44)        10.92       7.37         9,643       1.20(a)       4.07           21            1.44



   $(0.19)       $11.27       6.25%     $  1,762       1.50%+(a)     3.44%+          3%           1.71%+
    (0.39)        10.79       2.41           869       1.50(a)       3.58           10            1.72
    (0.40)        10.92       7.84           817       1.50          3.73            9            1.70
    (0.39)        10.51      (0.71)          759       1.50(a)       3.66           23            1.73
    (0.41)        10.98       4.36         1,100       1.34(a)       3.70            5            1.70
    (0.44)        10.92       7.37         1,949       1.20(a)       4.07           21            1.44

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2002, Funds Trust offered sixty-one separate portfolios. These financial statements pertain only to the municipal bond portfolios of Funds
Trust: Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, Municipal Income Fund, California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Florida Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Kansas Municipal Income Fund, Maryland Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Texas Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued by an independent pricing service. These valuations are based upon a matrix pricing system and/or appraisals which take into consideration such factors as yields, security prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Boards of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                              ANNUAL RATE
                                              -----------
Short-Term Municipal Income.................     0.30%
Intermediate Municipal Bond and nine
  single-state Intermediate Municipal Bond
  Funds.....................................     0.40%
Municipal Income and three single-state
  Municipal Bond/Income Funds...............     0.50%

Funds Trust has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.07% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators Funds Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to agreements with BA Advisors. For the six months ended September 30, 2002, Stephens and BA Advisors earned 0.05% and 0.11%, respectively, of the Funds' average daily net assets for their co-administration services.

BA Advisors, and/or the sub-adviser and/or Stephens may, from time to time, reduce their fees payable by each Fund. During the six months ended September 30, 2002 and until July 31, 2003, BA Advisors, and/or the sub-adviser and/or Stephens have agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                              ANNUAL RATE
                                              -----------
Short-Term Municipal Income.................     0.40%
Intermediate Municipal Bond and nine
  single-state Intermediate Municipal Bond
  Funds.....................................     0.50%
Municipal Income and three single-state
  Municipal Bond/Income Funds...............     0.60%

BA Advisors is entitled to recover from the Funds (except Kansas Municipal Income Fund) any fees waived or expenses reimbursed by BA Advisors during the three year period following such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery.

At September 30, 2002, the amounts potentially recoverable by BA Advisors pursuant to this arrangement are as follows:

                                        POTENTIAL AMOUNT TO
                                       RECOVER WITHIN 3 YEARS
FUND                                       AS OF 9/30/02
-------------------------------------------------------------
Short-Term Municipal Income..........        $  568,949
Intermediate Municipal Bond..........         1,095,706
Municipal Income.....................           730,843
California Intermediate Municipal
  Bond...............................            51,016
California Municipal Bond............           231,329
Florida Intermediate Municipal
  Bond...............................           220,105
Florida Municipal Bond...............           141,315
Georgia Intermediate Municipal
  Bond...............................           177,054
Maryland Intermediate Municipal
  Bond...............................           225,388
North Carolina Intermediate Municipal
  Bond...............................           218,592
South Carolina Intermediate Municipal
  Bond...............................           239,108
Tennessee Intermediate Municipal
  Bond...............................            89,401
Texas Intermediate Municipal Bond....           255,563
Virginia Intermediate Municipal
  Bond...............................           295,137

BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. For the six months ended September 30, 2002, Bank of

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


America earned approximately $19,845 for providing such services.

Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 2002, the Funds were informed that the distributor received the following:

                       FRONT END
                         SALES
                         CHARGE       CONTINGENT DEFERRED SALES CHARGE
                         (000)                     (000)
                       ---------      --------------------------------
FUND                   INVESTOR A   INVESTOR A   INVESTOR B   INVESTOR C
------------------------------------------------------------------------
Short-Term Municipal
  Income.............     $ 98         $26           $--         $14
Intermediate
  Municipal Bond.....        6           5            1            1
Municipal Income.....       13           3            5           --*
California
  Intermediate
  Municipal Bond.....        5          --           --           --
California Municipal
  Bond...............      100          --*           8           --
Florida Intermediate
  Municipal Bond.....       70          --            1           --*
Florida Municipal
  Bond...............       25          --            2           --
Georgia Intermediate
  Municipal Bond.....       15          --            4           --*
Kansas Municipal
  Income.............        8          --           --           --
Maryland Intermediate
  Municipal Bond.....       29          --            6           --
North Carolina
  Intermediate
  Municipal Bond.....       10          --            7           --
South Carolina
  Intermediate
  Municipal Bond.....       73          --*           4           --*
Tennessee
  Intermediate
  Municipal Bond.....       12          --           --*          --*
Texas Intermediate
  Municipal Bond.....       --          --            1           --
Virginia Intermediate
  Municipal Bond.....       49          --            2           --

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participants' deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets. Funds Trust previously offered a retirement plan to the Trustees, which was terminated on January 1, 2002. Funds Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003. The liability for the retirement plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

Certain Funds have made daily investments of cash balances in Nations Tax-Exempt Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Boards of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




For the six months ended September 30, 2002, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                          CURRENT   PLAN
                                           RATE     LIMIT
                                          ---------------
Investor A Combined Distribution and
  Shareholder Servicing Plan............   0.25%*   0.25%
Investor B and Investor C Shareholder
  Servicing Plans.......................   0.25%    0.25%
Investor B and Investor C Distribution
  Plans.................................   0.75%    0.75%

---------------

 *Short-Term Municipal Income pays its shareholder servicing fees under a separate shareholder servicing plan.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2002 were as follows:

                                    PURCHASES    SALES
                                      (000)      (000)
                                    --------------------
Short-Term Municipal Income.......  $381,372    $ 25,340
Intermediate Municipal Bond.......   169,812      96,474
Municipal Income..................    96,066     105,664
California Intermediate Municipal
  Bond............................     5,371       7,464
California Municipal Bond.........    13,760       5,653
Florida Intermediate Municipal
  Bond............................    35,261      16,600
Florida Municipal Bond............    14,351      24,233
Georgia Intermediate Municipal
  Bond............................    18,471       7,018
Kansas Municipal Income...........    15,156      16,903
Maryland Intermediate Municipal
  Bond............................    23,185      19,051
North Carolina Intermediate
  Municipal Bond..................    31,544      18,597
South Carolina Intermediate
  Municipal Bond..................    34,539      21,810
Tennessee Intermediate Municipal
  Bond............................     3,175       1,834
Texas Intermediate Municipal
  Bond............................    34,443      38,536
Virginia Intermediate Municipal
  Bond............................    34,093      11,139

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 2002.

5.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2002, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Boards of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  LINES OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2002, there were no loans outstanding under this Agreement. For the six months ended September 30, 2002, borrowings by the Funds under the Agreement were as follows:

                                        AVERAGE
                                        AMOUNT      AVERAGE
                                      OUTSTANDING   INTEREST
FUND                                     (000)        RATE
------------------------------------------------------------
Municipal Income....................      $31         2.20%
California Municipal Bond...........        2         2.30
Florida Municipal Bond..............        1         2.25
Georgia Intermediate Municipal
  Bond..............................        8         2.20
Kansas Municipal Income.............        4         2.23
Maryland Intermediate Municipal
  Bond..............................       --*        2.24
Texas Intermediate Municipal Bond...        3         2.31
Virginia Intermediate Municipal
  Bond..............................       11         2.27

---------------

 *Amount represents less than $500.

The average amount outstanding was calculated based on daily balances in the period.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


7.  INCOME TAXES

Information on the tax components of capital as of September 30, 2002 is as follows:

                                                                                                             NET TAX
                                                                                                            UNREALIZED
                                                                COST OF                                   APPRECIATION/
                                                              INVESTMENTS    GROSS TAX      GROSS TAX     (DEPRECIATION)
                                                                FOR TAX      UNREALIZED     UNREALIZED          ON
                                                               PURPOSES     APPRECIATION   DEPRECIATION    INVESTMENTS
FUND                                                             (000)         (000)          (000)           (000)
------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income.................................  $  901,066      $ 16,105       $   (797)       $ 15,308
Intermediate Municipal Bond.................................   1,873,422       125,279         (8,537)        116,742
Municipal Income............................................     814,202        79,286        (12,474)         66,812
California Intermediate Municipal Bond......................     121,080         9,670             --           9,670
California Municipal Bond...................................     323,659        32,398             --*         32,398
Florida Intermediate Municipal Bond.........................     235,879        15,441         (1,116)         14,325
Florida Municipal Bond......................................     117,536        13,883             --          13,883
Georgia Intermediate Municipal Bond.........................     180,314        12,271         (1,005)         11,266
Kansas Municipal Income.....................................      92,225         7,556           (702)          6,854
Maryland Intermediate Municipal Bond........................     229,436        18,734           (771)         17,963
North Carolina Intermediate Municipal Bond..................     221,793        18,025             --          18,025
South Carolina Intermediate Municipal Bond..................     256,164        19,112           (901)         18,211
Tennessee Intermediate Municipal Bond.......................      59,524         4,452            (25)          4,427
Texas Intermediate Municipal Bond...........................     259,363        21,055            (60)         20,995
Virginia Intermediate Municipal Bond........................     332,953        24,974           (784)         24,190

---------------

 *Amount represents less than $500.

At March 31, 2002, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING
                                                              IN 2004    IN 2005    IN 2008    IN 2009    IN 2010
FUND                                                           (000)      (000)      (000)      (000)      (000)
------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income.................................    $ 25        --          --      $  360      $15
Municipal Income............................................      --        --        $502         734       --
Florida Intermediate Municipal Bond.........................     285       $22         717          24       --
Georgia Intermediate Municipal Bond.........................      --        --         516         608       58
Maryland Intermediate Municipal Bond........................      --        --          --         643       --
North Carolina Intermediate Municipal Bond..................      --        --          --       1,463       --
South Carolina Intermediate Municipal Bond..................      --        --          --         239       --
Tennessee Intermediate Municipal Bond.......................      --        --         315          44       --
Texas Intermediate Municipal Bond...........................      --        --         338       3,460       --
Virginia Intermediate Municipal Bond........................      --        --          --       1,032       --

During the year ended March 31, 2002, the following Funds utilized capital losses as follows:

                                            CAPITAL LOSSES
                                               UTILIZED
FUND                                            (000)
----------------------------------------------------------
Intermediate Municipal Bond...............      $2,772
Municipal Income..........................         900
Florida Intermediate Municipal Bond.......         213
Maryland Intermediate Municipal Bond......         744
North Carolina Intermediate Municipal
  Bond....................................         415
South Carolina Intermediate Municipal
  Bond....................................         315
Texas Intermediate Municipal Bond.........         698
Virginia Intermediate Municipal Bond......       1,153

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2002, the following Funds elected to defer losses occurring between November 1, 2001 and March 31, 2002 under these rules, as follows:

                                            CAPITAL LOSSES
                                               DEFERRED
FUND                                            (000)
----------------------------------------------------------
Short-Term Municipal Income...............       $13
California Municipal Bond.................        74

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2003.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




8.  REORGANIZATIONS

FUND REORGANIZATION

On May 10, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and assumed the liabilities of certain Funds listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                   TOTAL NET ASSETS     ACQUIRED FUND
                                       TOTAL NET ASSETS      TOTAL NET ASSETS      OF ACQUIRING FUND     UNREALIZED
                                       OF ACQUIRED FUND      OF ACQUIRING FUND     AFTER ACQUISITION    APPRECIATION
ACQUIRING FUND        ACQUIRED FUND          (000)                 (000)                 (000)              (000)
---------------------------------------------------------------------------------------------------------------------
Georgia
Intermediate          Georgia
Municipal Bond        Municipal Bond        $23,940              $153,547              $177,487            $1,033
Maryland
Intermediate          Maryland
Municipal Bond        Municipal Bond         39,141               203,873               243,014             2,176
North Carolina
Intermediate          North Carolina
Municipal Bond        Municipal Bond         41,805               198,749               240,554             2,158
South Carolina
Intermediate          South Carolina
Municipal Bond        Municipal Bond         25,594               240,434               266,028             1,515
Tennessee
Intermediate          Tennessee
Municipal Bond        Municipal Bond          8,813                53,262                62,075               411
Texas
Intermediate          Texas
Municipal Bond        Municipal Bond         12,262               275,678               287,940               906
Virginia
Intermediate          Virginia
Municipal Bond        Municipal Bond         32,767               297,423               330,190             1,288

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each fund listed in the left column below (each a "Fund") reorganized into a newly created successor fund listed in the right column below, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of the successor funds reflect the historical financial results of the Fund prior to the reorganization.

FUND                                                          REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
-------------------------------------------------------------------------------------------------------------
Georgia Intermediate Municipal Bond                           Georgia Intermediate Municipal Bond
Maryland Intermediate Municipal Bond                          Maryland Intermediate Municipal Bond
North Carolina Intermediate Municipal Bond                    North Carolina Intermediate Municipal Bond
South Carolina Intermediate Municipal Bond                    South Carolina Intermediate Municipal Bond
Tennessee Intermediate Municipal Bond                         Tennessee Intermediate Municipal Bond
Texas Intermediate Municipal Bond                             Texas Intermediate Municipal Bond
Virginia Intermediate Municipal Bond                          Virginia Intermediate Municipal Bond
Short-Term Municipal Income                                   Short-Term Municipal Income
Intermediate Municipal Bond                                   Intermediate Municipal Bond
Municipal Income                                              Municipal Income
Florida Intermediate Municipal Bond                           Florida Intermediate Municipal Bond
Florida Municipal Bond                                        Florida Municipal Bond

On May 17, 2002, the California Municipal Bond Fund (the "Fund") reorganized into a newly created successor fund that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the Fund for shares of equal value of the newly created successor fund. The financial statements of the successor fund reflect the historical financial results of the Fund prior to the reorganization.

CONVERSION OF COMMON TRUST FUNDS

On August 16, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the net assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                          TOTAL NET ASSETS OF   ACQUIRED FUND
                                              TOTAL NET ASSETS OF   TOTAL NET ASSETS OF     ACQUIRING FUND       UNREALIZED
                                                 ACQUIRED FUND        ACQUIRING FUND       AFTER CONVERSION     APPRECIATION
ACQUIRING FUND         ACQUIRED FUND                 (000)                 (000)                 (000)              (000)
-----------------------------------------------------------------------------------------------------------------------------
Intermediate    Bank of America Oregon
Municipal Bond  Tax-Exempt Income Fund              $11,110             $1,264,040            $1,275,150           $  586
Intermediate    Bank of America Arizona
Municipal Bond  Tax-Exempt Fund                      31,309              1,264,040             1,295,349            1,410
                Bank of America National
Intermediate    Intermediate Tax-Exempt
Municipal Bond  Bond Fund                           367,794              1,264,040             1,631,834           17,039
                Bank of America National
Intermediate    Short-Intermediate
Municipal Bond  Tax-Exempt Fund                     297,125              1,264,040             1,561,165           15,339
California      Bank of America Shorter-
Intermediate    Term California
Municipal Bond  Tax-Exempt Fund                     130,380                      0               130,380            7,518
                Bank of America Longer-
California      Term California
Municipal Bond  Tax-Exempt Fund                     122,576                229,347               351,923            8,475

9.  SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of each Fund approved the replacement of Stephens with BA Advisors as the exclusive distributor of the shares of the Funds. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Funds) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Funds. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

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
THE NATIONS FUNDS FAMILY OF FUNDS


Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


STOCK FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund
Nations LargeCap Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund*
Nations Global Value Fund

*As of June 3, 2002, Nations International Value
Fund was closed to new or additional investments except in limited circumstances.
Please refer to the Fund's most recent prospectus for more information.


MUNISAR
(9/02)